UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-160635
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 11	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 556	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [B]
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2014.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2014), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 71. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds

•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.

Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount2)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.20%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one option)
One-Year Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.50%
One-Month Enhanced Death Benefit Option Charge	0.35%
Total Variable Account Charges (including this option only)	1.65%
Combination Enhanced Death Benefit Option Charge	0.45%
Total Variable Account Charges (including this option only)	1.75%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.35% [4]
Total Variable Account Charges (including this option only)	1.65%
Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base5) (eligible applicants may purchase one option):
Maximum 5% Nationwide Lifetime Income Rider Charge (no longer available)	1.00% [6]
Maximum 7% Nationwide Lifetime Income Rider Charge	1.00%
Maximum 10% Nationwide Lifetime Income Rider Charge	1.20%
Joint Options for the Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base) (eligible applicants may purchase the option that corresponds to the elected lifetime income option):

Maximum Joint Option for the 5% Nationwide Lifetime Income Rider Charge (no longer available)	0.15%
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.30% [7]
Maximum Joint Option for the 10% Nationwide Lifetime Income Rider Charge (not available in NY)	0.30% [8]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option Charge	0.45%
Beneficiary Protector II Option Charge	0.35%
Maximum 10% Nationwide Lifetime Income Rider Charge	1.20% [9]
Maximum Joint Option for the 10% Nationwide Lifetime Income Rider Charge	0.30% [9]
Maximum Possible Total Variable Account Charges	3.60% [10]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	The transaction amount is the amount of the transfer determined to be engaged in short-term trading (see Short-Term Trading Fees).
[3]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[4]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[5]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[6]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[7]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[8]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[9]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[10]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2013, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.42%	2.63%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (3.60%).[1]

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.63%)	$1,386	$2,519	$3,603	$6,311	*	$2,019	$3,303	$6,311	$686	$2,019	$3,303	$6,311
Minimum Total Underlying Mutual Fund Operating Expenses (0.42%)	$1,154	$1,867	$2,589	$4,632	*	$1,367	$2,289	$4,632	$454	$1,367	$2,289	$4,632
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower than 3.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $10,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that

Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.

7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider is not available if either of the following optional benefits is elected: the 10% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.

If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.

Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
The contract described in this prospectus is incontestable two years after the date of issue or during the lifetime of the Annuitant, whichever is shorter.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2013, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.

This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued before May 1, 2010:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.

Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider is not available if either of the following optional benefits is elected: the 10% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus

(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts issued before December 5, 2011 or the date of state approval of the changes noted above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.

At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract

Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.

Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.

Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.

At the time of the first Lifetime Withdrawal and on 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.

In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.

Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner's Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.

Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:

(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.

Income Benefit Investment Options
Following is a list of the investment options that are permitted when the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider is elected. Only the investment options shown are available for election.
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Note: Some of the investment options listed are funds of funds. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.30%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.30% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Joint Annuitant; or
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including Purchase Payment Credits) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.30% to 2.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.

Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Refer to the Income Benefit Investment Options provision for the investment options available for the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the elected Nationwide Lifetime Income Rider. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund). The availability of some models may be restricted (see Income Benefit Investment Options).

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;

(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:

		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.

Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.

Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;

•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiffs' motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs' motion for class certification. The case is set for trial beginning February 9, 2015. NLIC continues to defend this lawsuit vigorously.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owed indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2014, the Alabama Supreme Court reversed the trial Court decision awarding PEBCO its attorney fees and remanded the case back to the trial court to enter a judgment in favor of NRS. NRS continues to defend this case vigorously.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a "SPV Derivatives ADR Notice," formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. The mediator is continuing to work with the parties and is expected to issue a final recommendation shortly. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties have been negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, and Lehman filed a revised proposed scheduling order on March 24, 2014. On April 14, 2014, Nationwide and 77 other defendants filed a joint response to the proposed scheduling order, and a hearing on the proposed scheduling order has been scheduled for May 14, 2014.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.

Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-160635

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2)
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA International Equity Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.
Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.

Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.30%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2013 (the maximum Variable Account charge of 2.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.471632	31.885431	35.85%	392,661
2012	20.073992	23.471632	16.93%	465,748
2011	22.256871	20.073992	-9.81%	405,512
2010	17.813327	22.256871	24.95%	109,796
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	15.153413	13.688194	-9.67%	2,409,086
2012	14.297491	15.153413	5.99%	2,240,148
2011	12.962797	14.297491	10.30%	1,656,571
2010	12.493924	12.962797	3.75%	467,211
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	16.120711	20.668691	28.21%	644,433
2012	14.053082	16.120711	14.71%	728,817
2011	14.358832	14.053082	-2.13%	583,322
2010	12.227487	14.358832	17.43%	106,435
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.500145	15.245537	12.93%	473,142
2012	12.438632	13.500145	8.53%	510,190
2011	13.078195	12.438632	-4.89%	392,780
2010	12.072012	13.078195	8.33%	88,360

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.234599	22.35%	21,631
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	17.283516	24.004434	38.89%	292,051
2012	15.129971	17.283516	14.23%	340,110
2011	15.243060	15.129971	-0.74%	271,392
2010	12.273737	15.243060	24.19%	49,536
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.078646	20.901224	29.99%	807,076
2012	14.107815	16.078646	13.97%	855,834
2011	14.065339	14.107815	0.30%	669,675
2010	12.441834	14.065339	13.05%	146,273
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.456156	19.624713	19.25%	1,074,242
2012	15.138702	16.456156	8.70%	1,102,460
2011	14.104999	15.138702	7.33%	851,993
2010	12.421853	14.104999	13.55%	156,664
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.457741	15.035641	11.72%	1,961,483
2012	12.219959	13.457741	10.13%	2,006,566
2011	12.433696	12.219959	-1.72%	1,401,868
2010	11.193130	12.433696	11.08%	302,533
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.609100	15.532319	14.13%	7,515,207
2012	12.194817	13.609100	11.60%	7,802,034
2011	12.510431	12.194817	-2.52%	6,058,159
2010	11.086541	12.510431	12.84%	1,732,829
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.507103	16.185651	19.83%	47,432
2012	11.881588	13.507103	13.68%	51,361
2011	12.388256	11.881588	-4.09%	49,417
2010	10.830343	12.388256	14.38%	30,093
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.528028	20.252144	22.53%	192,219
2012	15.989239	16.528028	3.37%	223,717
2011	17.087917	15.989239	-6.43%	199,871
2010	14.529425	17.087917	17.61%	17,076
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.201274	20.440533	26.17%	1,254,742
2012	14.023439	16.201274	15.53%	1,296,618
2011	14.115327	14.023439	-0.65%	1,106,251
2010	12.444718	14.115327	13.42%	283,646

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.477413	20.775828	34.23%	821,679
2012	13.707490	15.477413	12.91%	904,552
2011	13.892186	13.707490	-1.33%	726,260
2010	11.363488	13.892186	22.25%	174,926
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.657541	14.167846	-3.34%	2,204,816
2012	14.063004	14.657541	4.23%	2,031,045
2011	13.311254	14.063004	5.65%	1,507,733
2010	12.540044	13.311254	6.15%	505,413
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.954620	34.806190	34.10%	867,718
2012	22.954492	25.954620	13.07%	912,624
2011	26.087470	22.954492	-12.01%	794,745
2010	20.557277	26.087470	26.90%	242,021
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.926834	16.606029	28.46%	491,195
2012	10.873789	12.926834	18.88%	506,669
2011	13.335822	10.873789	-18.46%	421,575
2010	11.975415	13.335822	11.36%	104,673
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.211201	12.474214	22.16%	147,464
2012	8.970568	10.211201	13.83%	146,583
2011	9.230806	8.970568	-2.82%	132,788
2010	8.482528	9.230806	8.82%	32,412
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.220142	14.867410	12.46%	312,412
2012	11.890259	13.220142	11.18%	284,456
2011	11.765995	11.890259	1.06%	193,035
2010	10.580086	11.765995	11.21%	59,282
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.181387	31.171545	34.47%	291,214
2012	19.839372	23.181387	16.85%	354,765
2011	20.885506	19.839372	-5.01%	307,156
2010	16.502884	20.885506	26.56%	82,164
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.222938	11.458922	12.09%	1,847
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.908546	-0.91%	449

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.133800	12.293134	21.31%	326,284
2012	9.003854	10.133800	12.55%	370,326
2011	10.313745	9.003854	-12.70%	242,702
2010*	10.000000	10.313745	3.14%	13,313
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.362779	17.399171	30.21%	475,975
2012	11.040989	13.362779	21.03%	515,182
2011	11.288956	11.040989	-2.20%	343,392
2010*	10.000000	11.288956	12.89%	26,572
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.958708	12.627093	26.79%	26,928
2012*	10.000000	9.958708	-0.41%	16,256
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.740391	13.132793	34.83%	223,309
2012*	10.000000	9.740391	-2.60%	283,004
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.706700	16.928545	23.51%	344,961
2012	11.653053	13.706700	17.62%	392,384
2011	12.723062	11.653053	-8.41%	398,500
2010	11.861523	12.723062	7.26%	74,219
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.815203	11.795395	9.06%	325,216
2012*	10.000000	10.815203	8.15%	39,123
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.068050	12.912192	28.25%	120,556
2012*	10.000000	10.068050	0.68%	77,347
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	10.492598	13.554874	29.19%	1,178,290
2012	8.583266	10.492598	22.24%	1,271,992
2011	9.344776	8.583266	-8.15%	1,112,171
2010	8.891677	9.344776	5.10%	360,896
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	5.456761	7.291940	33.63%	198,627
2012	4.640225	5.456761	17.60%	180,458
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	12.403811	13.991014	12.80%	116,156
2012	11.103975	12.403811	11.71%	74,542

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.228022	14.256165	39.38%	66,476
2012*	10.000000	10.228022	2.28%	16,923
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.081786	24.199527	33.83%	1,193,700
2012	15.809554	18.081786	14.37%	1,232,095
2011	16.092409	15.809554	-1.76%	990,166
2010	14.659938	16.092409	9.77%	279,995
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.924574	15.022071	25.98%	1,646,985
2012	10.421665	11.924574	14.42%	1,681,164
2011	10.749702	10.421665	-3.05%	1,179,441
2010*	10.000000	10.749702	7.50%	264,499
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.196613	13.023906	27.73%	537,688
2012	9.079969	10.196613	12.30%	541,056
2011*	10.000000	9.079969	-9.20%	288,557
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.567756	20.232022	29.96%	605,830
2012	13.782314	15.567756	12.95%	593,135
2011	13.895869	13.782314	-0.82%	499,233
2010	12.442424	13.895869	11.68%	115,272
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.643296	14.167869	21.68%	75,372,574
2012	10.194744	11.643296	14.21%	73,902,076
2011	10.233657	10.194744	-0.38%	60,334,808
2010	9.256045	10.233657	10.56%	17,161,146
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.825276	11.371131	-3.84%	23,837,775
2012	11.414478	11.825276	3.60%	20,785,403
2011	10.938320	11.414478	4.35%	15,264,493
2010	10.456028	10.938320	4.61%	5,043,382
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.167775	15.449373	26.97%	1,597,653
2012	10.098071	12.167775	20.50%	1,587,309
2011	11.281017	10.098071	-10.49%	1,267,149
2010	10.269056	11.281017	9.85%	319,710
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.882845	13.922005	27.93%	2,222,160
2012	9.392119	10.882845	15.87%	2,412,472
2011	9.983628	9.392119	-5.92%	2,145,882
2010	8.558038	9.983628	16.66%	536,813

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.442516	12.392386	31.24%	24,440,392
2012	8.172677	9.442516	15.54%	27,011,615
2011	8.469447	8.172677	-3.50%	21,727,858
2010	7.732300	8.469447	9.53%	6,915,362
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.801528	23.772500	33.54%	718,472
2012	15.263091	17.801528	16.63%	758,085
2011	15.868257	15.263091	-3.81%	723,498
2010	13.926149	15.868257	13.95%	185,457
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.833333	12.513978	41.67%	477,117
2012	7.660316	8.833333	15.31%	574,162
2011	8.784988	7.660316	-12.80%	467,362
2010	7.713805	8.784988	13.89%	131,164
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.154564	13.886551	36.75%	379,021
2012	9.237127	10.154564	9.93%	419,867
2011	9.674479	9.237127	-4.52%	426,894
2010	7.932740	9.674479	21.96%	129,237
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.743653	12.451663	27.79%	99,727
2012	8.499356	9.743653	14.64%	99,891
2011	9.197754	8.499356	-7.59%	91,721
2010	8.106439	9.197754	13.46%	36,323
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.893639	12.327993	13.17%	33,707,074
2012	9.938199	10.893639	9.61%	34,520,867
2011	10.206099	9.938199	-2.62%	28,546,047
2010	9.365872	10.206099	8.97%	9,050,859
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.458384	12.515531	19.67%	52,865,784
2012	9.324356	10.458384	12.16%	51,680,388
2011	9.784260	9.324356	-4.70%	43,624,700
2010	8.820316	9.784260	10.93%	11,641,389
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.326218	11.730417	3.57%	11,730,063
2012	10.675245	11.326218	6.10%	13,583,715
2011	10.665062	10.675245	0.10%	9,227,830
2010	10.117462	10.665062	5.41%	2,651,238
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.825854	8.26%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.964383	9.64%	321
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.686963	12.426087	16.27%	47,934,657
2012	9.636061	10.686963	10.91%	48,363,739
2011	9.995903	9.636061	-3.60%	40,932,591
2010	9.093523	9.995903	9.92%	11,729,828
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.161260	12.463956	22.66%	378,214
2012	8.984882	10.161260	13.09%	367,502
2011	9.549068	8.984882	-5.91%	190,121
2010	8.538248	9.549068	11.84%	43,059
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.091106	12.177203	9.79%	12,932,648
2012	10.211873	11.091106	8.61%	13,471,224
2011	10.374143	10.211873	-1.56%	10,810,880
2010	9.639911	10.374143	7.62%	3,156,219
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.360305	11.939941	-3.40%	312,089
2012	11.651623	12.360305	6.08%	288,100
2011	11.111502	11.651623	4.86%	197,114
2010	10.543220	11.111502	5.39%	57,937
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.357432	12.913677	-3.32%	657,819
2012	12.634477	13.357432	5.72%	601,293
2011	12.070481	12.634477	4.67%	481,308
2010	11.311614	12.070481	6.71%	145,779
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2013	59.090227	55.956777	-5.30%	48,176
2012	58.094578	59.090227	1.71%	48,626
2011	54.876337	58.094578	5.86%	32,697
2010	53.061772	54.876337	3.42%	12,932
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2013	59.246711	56.104961	-5.30%	83,463
2012	58.248425	59.246711	1.71%	81,167
2011	55.021654	58.248425	5.86%	58,944
2010	53.202285	55.021654	3.42%	24,608
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.860500	9.120905	16.03%	331,243
2012	6.911842	7.860500	13.73%	320,032
2011	7.780782	6.911842	-11.17%	287,810
2010	6.976101	7.780782	11.53%	83,878

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.899785	10.629783	19.44%	293,246
2012	7.628054	8.899785	16.67%	285,172
2011	8.867807	7.628054	-13.98%	221,884
2010	8.365616	8.867807	6.00%	56,481
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	14.880689	18.689197	25.59%	39,385
2012	13.008386	14.880689	14.39%	37,209
2011	13.718712	13.008386	-5.18%	12,680
2010	12.125482	13.718712	13.14%	13,027
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.445256	15.051921	11.95%	17,466,952
2012	12.453829	13.445256	7.96%	17,751,199
2011	12.506867	12.453829	-0.42%	13,568,627
2010	11.539047	12.506867	8.39%	4,251,918
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.491720	17.091735	17.94%	25,741,993
2012	13.080661	14.491720	10.79%	25,075,336
2011	13.377772	13.080661	-2.22%	20,423,031
2010	12.098401	13.377772	10.57%	5,048,298
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.361029	13.824513	3.47%	9,716,730
2012	12.871264	13.361029	3.81%	10,469,264
2011	12.669107	12.871264	1.60%	7,224,314
2010	12.121663	12.669107	4.52%	2,163,277
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.514442	16.707801	15.11%	22,747,363
2012	13.271179	14.514442	9.37%	23,589,152
2011	13.451045	13.271179	-1.34%	18,764,577
2010	12.287158	13.451045	9.47%	5,560,630
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.919941	18.021349	20.79%	105,016
2012	13.288387	14.919941	12.28%	103,971
2011	13.755584	13.288387	-3.40%	71,285
2010	12.351443	13.755584	11.37%	18,699

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.221146	15.509387	9.06%	8,020,750
2012	13.336642	14.221146	6.63%	8,697,444
2011	13.238865	13.336642	0.74%	6,512,723
2010	12.360498	13.238865	7.11%	2,014,402
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.571403	20.945809	34.51%	241,522
2012	13.322678	15.571403	16.88%	248,691
2011	13.843186	13.322678	-3.76%	240,465
2010	12.924657	13.843186	7.11%	52,779
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	19.306983	25.353753	31.32%	351,104
2012	16.652215	19.306983	15.94%	387,577
2011	17.311562	16.652215	-3.81%	305,015
2010	13.897916	17.311562	24.56%	67,909
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	27.008645	26.657539	-1.30%	1,462,454
2012	27.365352	27.008645	-1.30%	1,489,045
2011	27.724772	27.365352	-1.30%	990,847
2010	28.089898	27.724772	-1.30%	354,744
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	17.917617	17.485835	-2.41%	1,564,084
2012	16.173014	17.917617	10.79%	1,358,583
2011	15.524248	16.173014	4.18%	1,063,907
2010	14.222830	15.524248	9.15%	352,264
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.317313	11.134515	19.50%	85,361
2013	9.317313	11.134515	19.50%	412,542
2012	8.171995	9.317313	14.02%	446,118
2011	9.161036	8.171995	-10.80%	368,172
2010	8.155696	9.161036	12.33%	75,275
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	10.034666	13.312694	32.67%	335,592
2012	8.754200	10.034666	14.63%	352,480
2011	9.165548	8.754200	-4.49%	284,977
2010	8.049864	9.165548	13.86%	70,653
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.474025	12.626278	33.27%	531,366
2012	8.163084	9.474025	16.06%	543,982
2011	8.806953	8.163084	-7.31%	436,486
2010	7.914167	8.806953	11.28%	93,991

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.354080	14.164867	36.80%	379,697
2012	9.150703	10.354080	13.15%	436,602
2011	9.702858	9.150703	-5.69%	353,919
2010	7.773151	9.702858	24.83%	59,339
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.276879	15.101350	33.91%	202,048
2012	9.820513	11.276879	14.83%	199,695
2011	10.186047	9.820513	-3.59%	177,607
2010	8.626530	10.186047	18.08%	46,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.858613	21.111083	42.08%	78,229
2012	13.311867	14.858613	11.62%	82,521
2011	13.604002	13.311867	-2.15%	83,152
2010	11.017236	13.604002	23.48%	22,488
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.182797	30.657604	38.20%	65,315
2012	18.682235	22.182797	18.74%	65,707
2011	20.019528	18.682235	-6.68%	56,735
2010	16.037243	20.019528	24.83%	13,975
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.921043	29.022648	38.72%	97,779
2012	18.396109	20.921043	13.73%	93,270
2011	19.786128	18.396109	-7.03%	84,033
2010	16.039863	19.786128	23.36%	19,569
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.629438	18.885193	29.09%	81,283
2012	13.019696	14.629438	12.36%	83,909
2011	13.141121	13.019696	-0.92%	66,649
2010	11.759147	13.141121	11.75%	19,396
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	11.015389	11.165751	1.37%	177,299
2012	9.656214	11.015389	14.08%	151,285
2011	9.217325	9.656214	4.76%	115,533
2010	7.193460	9.217325	28.13%	24,981
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.698844	16.99%	107,627
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.761332	10.632633	-1.20%	633,189
2012	10.532312	10.761332	2.17%	462,880
2011	10.533921	10.532312	-0.02%	273,637
2010	10.420495	10.533921	1.09%	70,345

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.569682	25.70%	16,298
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.833939	16.397851	18.53%	1,670,677
2012	11.723024	13.833939	18.01%	1,799,417
2011	13.562540	11.723024	-13.56%	1,449,144
2010	12.921098	13.562540	4.96%	334,224
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	23.344417	23.183057	-0.69%	286,697
2012	22.611361	23.344417	3.24%	293,400
2011	22.842396	22.611361	-1.01%	247,423
2010	21.981507	22.842396	3.92%	69,306
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.714632	20.386676	29.73%	515,219
2012	13.654221	15.714632	15.09%	561,318
2011	13.877335	13.654221	-1.61%	449,484
2010	12.138929	13.877335	14.32%	149,885
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.886628	30.377745	38.80%	196,150
2012	18.845528	21.886628	16.14%	218,385
2011	19.559328	18.845528	-3.65%	187,628
2010	16.103843	19.559328	21.46%	62,400
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.624494	10.497838	-1.19%	12,495
2012*	10.000000	10.624494	6.24%	4,857
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	13.042689	12.027758	-7.78%	232,993
2012	12.557857	13.042689	3.86%	76,856
2011	11.735153	12.557857	7.01%	51,990
2010	10.870871	11.735153	7.95%	22,832
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.829684	11.648781	-1.53%	4,572,541
2012	11.334165	11.829684	4.37%	4,117,878
2011	11.368465	11.334165	-0.30%	2,850,658
2010	10.950340	11.368465	3.82%	758,500
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.811694	10.435636	-3.48%	3,641,439
2012	10.004024	10.811694	8.07%	3,348,016
2011*	10.000000	10.004024	0.04%	1,729,908

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.854028	22.066684	48.56%	176,513
2012	11.488675	14.854028	29.29%	163,255
2011	10.544560	11.488675	8.95%	100,695
2010*	10.000000	10.544560	5.45%	12,017
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	49.072107	53.536208	9.10%	21,454
2012	48.091591	49.072107	2.04%	34,819
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.639938	10.494193	8.86%	227,635
2012*	10.000000	9.639938	-3.60%	75,013
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.626985	24.654228	48.28%	252,006
2012	15.617243	16.626985	6.47%	292,717
2011	16.584886	15.617243	-5.83%	243,602
2010	13.254565	16.584886	25.13%	61,970

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.458355	30.261854	34.75%	17,201
2012	19.364694	22.458355	15.98%	17,348
2011	21.645669	19.364694	-10.54%	32,547
2010	17.465534	21.645669	23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.099288	11.067087	9.58%	61
2012*	10.000000	10.099288	0.99%	55
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.969137	12.516108	-10.40%	3,737
2012	13.288066	13.969137	5.13%	11,238
2011	12.145743	13.288066	9.41%	18,894
2010	11.802059	12.145743	2.91%	11,926
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.145649	19.261251	27.17%	3,000
2012	13.311218	15.145649	13.78%	3,023
2011	13.711769	13.311218	-2.92%	0
2010	11.771784	13.711769	16.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.103201	14.677369	12.01%	68,672
2012	12.171792	13.103201	7.65%	28,427
2011	12.901996	12.171792	-5.66%	26,669
2010	12.006618	12.901996	7.46%	17,332
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.474371	30.961078	37.76%	2,285
2012	19.835131	22.474371	13.31%	2,337
2011	20.146375	19.835131	-1.54%	398
2010	16.354284	20.146375	23.19%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.169811	20.849501	28.94%	7,084
2012	14.303996	16.169811	13.04%	6,423
2011	14.377214	14.303996	-0.51%	14,725
2010	12.821532	14.377214	12.13%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.687695	19.739607	18.29%	42,174
2012	15.477413	16.687695	7.82%	42,167
2011	14.538119	15.477413	6.46%	35,420
2010	12.907789	14.538119	12.63%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
2011	11.873459	11.574966	-2.51%	0
2010	10.776056	11.873459	10.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.785948	14.474615	13.21%	9,104
2012	11.551050	12.785948	10.69%	9,099
2011	11.946635	11.551050	-3.31%	1,406
2010	10.673348	11.946635	11.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
2010	10.426657	11.829935	13.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.527989	18.872608	21.54%	51,365
2012	15.144867	15.527989	2.53%	51,437
2011	16.317591	15.144867	-7.19%	43,143
2010	13.987693	16.317591	16.66%	8,355
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.155606	20.217816	25.14%	4,067
2012	14.098424	16.155606	14.59%	4,168
2011	14.306539	14.098424	-1.45%	11,020
2010	12.716264	14.306539	12.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.962768	21.253794	33.15%	25,194
2012	14.253099	15.962768	12.00%	22,541
2011	14.562929	14.253099	-2.13%	37,036
2010	12.009351	14.562929	21.26%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.202218	12.657694	-4.12%	3,645
2012	12.770479	13.202218	3.38%	3,095
2011	12.186292	12.770479	4.79%	1,513
2010	11.574050	12.186292	5.29%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.900640	33.122328	33.02%	4,100
2012	22.202713	24.900640	12.15%	4,269
2011	25.439024	22.202713	-12.72%	1,366
2010	20.209885	25.439024	25.87%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.046769	15.350186	27.42%	3,269
2012	10.216457	12.046769	17.92%	360
2011	12.632032	10.216457	-19.12%	368
2010	11.435989	12.632032	10.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.521814	13.967963	11.55%	9,109
2012	11.354426	12.521814	10.28%	5,610
2011	11.327373	11.354426	0.24%	3,816
2010	10.268844	11.327373	10.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.990371	30.664291	33.38%	1,134
2012	19.837005	22.990371	15.90%	1,228
2011	21.053389	19.837005	-5.78%	520
2010	16.771307	21.053389	25.53%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.854783	-1.45%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.956762	11.980545	20.33%	3,779
2012	8.919009	9.956762	11.64%	3,805
2011	10.299959	8.919009	-13.41%	3,224
2010*	10.000000	10.299959	3.00%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.129492	16.956943	29.15%	5,847
2012	10.937073	13.129492	20.05%	6,193
2011	11.273901	10.937073	-2.99%	4,794
2010*	10.000000	11.273901	12.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.904825	12.457051	25.77%	1,985
2012*	10.000000	9.904825	-0.95%	167
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.303702	16.297741	22.51%	35,805
2012	11.403036	13.303702	16.67%	34,332
2011	12.551668	11.403036	-9.15%	2,577
2010	11.797263	12.551668	6.39%	35,916
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.756707	11.636539	8.18%	2,187
2012*	10.000000	10.756707	7.57%	2,213
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.013576	12.738315	27.21%	3,875
2012*	10.000000	10.013576	0.14%	2,427
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.236256	25.930457	28.14%	17,264
2012	16.689381	20.236256	21.25%	19,619
2011	18.318292	16.689381	-8.89%	429
2010	17.572410	18.318292	4.24%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.905487	13.129661	32.55%	13,832
2012*	10.000000	9.905487	-0.95%	12,783
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.484938	31.869561	11.88%	1,480
2012	25.708882	28.484938	10.80%	1,475
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.172689	14.064242	38.25%	3,406
2012*	10.000000	10.172689	1.73%	1,776
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.043582	23.952869	32.75%	3,068
2012	15.905352	18.043582	13.44%	1,745
2011	16.321966	15.905352	-2.55%	0
2010	14.990464	16.321966	8.88%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.668920	14.580986	24.96%	8,008
2012	10.281748	11.668920	13.49%	7,916
2011	10.691901	10.281748	-3.84%	12,427
2010*	10.000000	10.691901	6.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.059319	12.744466	26.69%	3,126
2012	9.031059	10.059319	11.39%	3,222
2011*	10.000000	9.031059	-9.69%	1,592

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.110100	19.478221	28.91%	35
2012	13.486709	15.110100	12.04%	36
2011	13.708726	13.486709	-1.62%	0
2010	12.375076	13.708726	10.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.028213	13.310690	20.70%	220,943
2012	9.735254	11.028213	13.28%	221,646
2011	9.852092	9.735254	-1.19%	102,708
2010	8.983685	9.852092	9.67%	48,416
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.200755	10.683291	-4.62%	96,319
2012	10.900226	11.200755	2.76%	84,805
2011	10.530616	10.900226	3.51%	16,252
2010	10.148537	10.530616	3.76%	27,647
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.524943	14.514649	25.94%	77,645
2012	9.642894	11.524943	19.52%	79,827
2011	10.860433	9.642894	-11.21%	51,769
2010	9.966894	10.860433	8.97%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.307778	13.079528	26.89%	3,433
2012	8.968657	10.307778	14.93%	3,635
2011	9.611252	8.968657	-6.69%	2,724
2010	8.306090	9.611252	15.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.016676	11.737675	30.18%	98,998
2012	7.868002	9.016676	14.60%	111,105
2011	8.220211	7.868002	-4.28%	23,185
2010	7.566033	8.220211	8.65%	39,849
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.426574	21.758697	32.46%	3,075
2012	14.199541	16.426574	15.68%	1,384
2011	14.882969	14.199541	-4.59%	0
2010	13.168073	14.882969	13.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.503886	11.949694	40.52%	1,905
2012	7.435009	8.503886	14.38%	2,298
2011	8.596188	7.435009	-13.51%	2,332
2010	7.609657	8.596188	12.96%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.775903	13.260465	35.64%	1,604
2012	8.965523	9.775903	9.04%	1,922
2011	9.466608	8.965523	-5.29%	2,030
2010	7.825648	9.466608	20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.487632	11.772357	12.25%	49,605
2012	9.646172	10.487632	8.72%	52,932
2011	9.986977	9.646172	-3.41%	43,433
2010	9.239626	9.986977	8.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.068560	11.951410	18.70%	91,921
2012	9.050311	10.068560	11.25%	122,242
2011	9.574150	9.050311	-5.47%	74,129
2010	8.701376	9.574150	10.03%	25,077
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.904150	11.201751	2.73%	5,736
2012	10.361633	10.904150	5.24%	5,605
2011	10.436119	10.361633	-0.71%	2,814
2010	9.981148	10.436119	4.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.288671	11.866058	15.33%	208,342
2012	9.352918	10.288671	10.00%	213,430
2011	9.781278	9.352918	-4.38%	152,179
2010	8.970926	9.781278	9.03%	13,390
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.677747	11.628374	8.90%	42,640
2012	9.911812	10.677747	7.73%	43,376
2011	10.151402	9.911812	-2.36%	30,717
2010	9.509979	10.151402	6.74%	10,600
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.899810	11.401917	-4.18%	1,947
2012	11.309423	11.899810	5.22%	1,947
2011	10.873028	11.309423	4.01%	18,482
2010	10.401215	10.873028	4.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.512938	11.753335	-6.07%	719
2012	12.402888	12.512938	0.89%	719
2011	11.811251	12.402888	5.01%	0
2010	11.514011	11.811251	2.58%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.429405	9.986411	18.47%	615
2012	7.284044	8.429405	15.72%	634
2011	8.537033	7.284044	-14.68%	1,732
2010	8.119311	8.537033	5.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.641099	21.976637	24.58%	0
2012	15.547767	17.641099	13.46%	0
2011	16.530524	15.547767	-5.95%	0
2010	14.730000	16.530524	12.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.049928	14.490979	11.04%	25,382
2012	12.186662	13.049928	7.08%	23,614
2011	12.338344	12.186662	-1.23%	19,724
2010	11.476527	12.338344	7.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.065705	16.454880	16.99%	54,312
2012	12.800099	14.065705	9.89%	53,682
2011	13.197581	12.800099	-3.01%	38,414
2010	12.032881	13.197581	9.68%	21,418
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.552822	12.882997	2.63%	5,688
2012	12.191753	12.552822	2.96%	11,493
2011	12.098070	12.191753	0.77%	2,855
2010	11.669859	12.098070	3.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.337575	17.512259	14.18%	46,445
2012	14.138667	15.337575	8.48%	47,343
2011	14.447136	14.138667	-2.14%	25,158
2010	13.304813	14.447136	8.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.800084	20.127929	19.81%	0
2012	15.085484	16.800084	11.37%	0
2011	15.743222	15.085484	-4.18%	0
2010	14.251599	15.743222	10.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.097796	15.250271	8.17%	14,415
2012	13.329259	14.097796	5.77%	9,218
2011	13.339394	13.329259	-0.08%	5,147
2010	12.556065	13.339394	6.24%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.113690	20.165435	33.42%	3,425
2012	13.036939	15.113690	15.93%	3,637
2011	13.656746	13.036939	-4.54%	1,502
2010	12.854703	13.656746	6.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.664722	29.522061	30.26%	16,472
2012	19.708343	22.664722	15.00%	16,503
2011	20.655840	19.708343	-4.59%	26,645
2010	16.718064	20.655840	23.55%	52

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.430266	9.232234	-2.10%	7,196
2012	9.633102	9.430266	-2.11%	18,958
2011	9.839155	9.633102	-2.09%	55,680
2010	10.050193	9.839155	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.444925	13.982557	-3.20%	6,913
2012	13.145245	14.444925	9.89%	1,552
2011	12.720750	13.145245	3.34%	6,950
2010	11.749549	12.720750	8.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.969949	10.632574	18.54%	0
2013	8.969949	10.632574	18.54%	4,928
2012	7.931754	8.969949	13.09%	4,914
2011	8.964302	7.931754	-11.52%	4,753
2010	8.045694	8.964302	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.660589	12.712618	31.59%	13,891
2012	8.496867	9.660589	13.70%	13,794
2011	8.968663	8.496867	-5.26%	14,536
2010	7.941252	8.968663	12.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.120782	12.057068	32.19%	16,111
2012	7.923076	9.120782	15.12%	24,922
2011	8.617750	7.923076	-8.06%	16,783
2010	7.807353	8.617750	10.38%	253
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.968046	13.526317	35.70%	1,991
2012	8.881687	9.968046	12.23%	6,302
2011	9.494444	8.881687	-6.45%	2,020
2010	7.668251	9.494444	23.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.856424	14.420566	32.83%	3,060
2012	9.531795	10.856424	13.90%	3,344
2011	9.967239	9.531795	-4.37%	3,381
2010	8.510135	9.967239	17.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.825411	20.893389	40.93%	22,765
2012	13.390907	14.825411	10.71%	22,770
2011	13.796402	13.390907	-2.94%	38,560
2010	11.264231	13.796402	22.48%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.016351	30.181215	37.09%	1,864
2012	18.693871	22.016351	17.77%	2,011
2011	20.195437	18.693871	-7.44%	1,646
2010	16.310202	20.195437	23.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.525741	28.243703	37.60%	959
2012	18.196320	20.525741	12.80%	1,011
2011	19.730922	18.196320	-7.78%	1,032
2010	16.125661	19.730922	22.36%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
2010	12.101367	13.414038	10.85%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.604401	10.662014	0.54%	3,708
2012	9.372044	10.604401	13.15%	9,560
2011	9.019006	9.372044	3.91%	11,567
2010	7.096102	9.019006	27.10%	118
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.360309	10.153430	-2.00%	5,946
2012	10.222898	10.360309	1.34%	2,131
2011	10.307783	10.222898	-0.82%	1,955
2010	10.280127	10.307783	0.27%	12,043
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.427157	15.786737	17.57%	3,230
2012	11.471486	13.427157	17.05%	3,373
2011	13.379897	11.471486	-14.26%	4,444
2010	12.851162	13.379897	4.11%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.000830	9.851201	-1.50%	255
2012	9.766160	10.000830	2.40%	243
2011	9.946344	9.766160	-1.81%	3,099
2010	9.649687	9.946344	3.07%	6,272

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.720688	20.229362	28.68%	6,312
2012	13.771324	15.720688	14.16%	6,486
2011	14.110498	13.771324	-2.40%	3,356
2010	12.443640	14.110498	13.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.022269	30.318552	37.67%	16,812
2012	19.117619	22.022269	15.19%	16,982
2011	20.003588	19.117619	-4.43%	1,254
2010	16.604042	20.003588	20.47%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.567028	10.356420	-1.99%	51,632
2012*	10.000000	10.567028	5.67%	51,674
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.659052	11.579356	-8.53%	6,080
2012	12.288357	12.659052	3.02%	12,276
2011	11.576880	12.288357	6.15%	20,826
2010	10.811888	11.576880	7.08%	2,917
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.481716	11.214499	-2.33%	13,035
2012	11.090916	11.481716	3.52%	22,070
2011	11.215134	11.090916	-1.11%	18,154
2010	10.890926	11.215134	2.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.666107	10.211674	-4.26%	25,977
2012	9.950190	10.666107	7.20%	29,198
2011*	10.000000	9.950190	-0.50%	20,473
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.535657	21.418935	47.35%	11,026
2012	11.334453	14.535657	28.24%	11,199
2011	10.487823	11.334453	8.07%	10,152
2010*	10.000000	10.487823	4.88%	11,553
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.683111	10.478347	8.21%	31,036
2012*	10.000000	9.683111	-3.17%	52,846
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.587752	10.352783	7.98%	46,317
2012*	10.000000	9.587752	-4.12%	34,873

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.562679	22.889291	47.08%	40,791
2012	14.737338	15.562679	5.60%	40,791
2011	15.778157	14.737338	-6.60%	36,006
2010	12.712743	15.778157	24.11%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and

•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider
While the tax treatment for withdrawals for benefits such as 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In US. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.

Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.

Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Nationwide DestinationSM [B]
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2013. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.471632	31.885431	35.85%	392,661
2012	20.073992	23.471632	16.93%	465,748
2011	22.256871	20.073992	-9.81%	405,512
2010	17.813327	22.256871	24.95%	109,796
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	15.153413	13.688194	-9.67%	2,409,086
2012	14.297491	15.153413	5.99%	2,240,148
2011	12.962797	14.297491	10.30%	1,656,571
2010	12.493924	12.962797	3.75%	467,211
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	16.120711	20.668691	28.21%	644,433
2012	14.053082	16.120711	14.71%	728,817
2011	14.358832	14.053082	-2.13%	583,322
2010	12.227487	14.358832	17.43%	106,435
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.500145	15.245537	12.93%	473,142
2012	12.438632	13.500145	8.53%	510,190
2011	13.078195	12.438632	-4.89%	392,780
2010	12.072012	13.078195	8.33%	88,360
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.234599	22.35%	21,631
4

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	17.283516	24.004434	38.89%	292,051
2012	15.129971	17.283516	14.23%	340,110
2011	15.243060	15.129971	-0.74%	271,392
2010	12.273737	15.243060	24.19%	49,536
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.078646	20.901224	29.99%	807,076
2012	14.107815	16.078646	13.97%	855,834
2011	14.065339	14.107815	0.30%	669,675
2010	12.441834	14.065339	13.05%	146,273
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.456156	19.624713	19.25%	1,074,242
2012	15.138702	16.456156	8.70%	1,102,460
2011	14.104999	15.138702	7.33%	851,993
2010	12.421853	14.104999	13.55%	156,664
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.457741	15.035641	11.72%	1,961,483
2012	12.219959	13.457741	10.13%	2,006,566
2011	12.433696	12.219959	-1.72%	1,401,868
2010	11.193130	12.433696	11.08%	302,533
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.609100	15.532319	14.13%	7,515,207
2012	12.194817	13.609100	11.60%	7,802,034
2011	12.510431	12.194817	-2.52%	6,058,159
2010	11.086541	12.510431	12.84%	1,732,829
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.507103	16.185651	19.83%	47,432
2012	11.881588	13.507103	13.68%	51,361
2011	12.388256	11.881588	-4.09%	49,417
2010	10.830343	12.388256	14.38%	30,093
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.528028	20.252144	22.53%	192,219
2012	15.989239	16.528028	3.37%	223,717
2011	17.087917	15.989239	-6.43%	199,871
2010	14.529425	17.087917	17.61%	17,076
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.201274	20.440533	26.17%	1,254,742
2012	14.023439	16.201274	15.53%	1,296,618
2011	14.115327	14.023439	-0.65%	1,106,251
2010	12.444718	14.115327	13.42%	283,646
5

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.477413	20.775828	34.23%	821,679
2012	13.707490	15.477413	12.91%	904,552
2011	13.892186	13.707490	-1.33%	726,260
2010	11.363488	13.892186	22.25%	174,926
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.657541	14.167846	-3.34%	2,204,816
2012	14.063004	14.657541	4.23%	2,031,045
2011	13.311254	14.063004	5.65%	1,507,733
2010	12.540044	13.311254	6.15%	505,413
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.954620	34.806190	34.10%	867,718
2012	22.954492	25.954620	13.07%	912,624
2011	26.087470	22.954492	-12.01%	794,745
2010	20.557277	26.087470	26.90%	242,021
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.926834	16.606029	28.46%	491,195
2012	10.873789	12.926834	18.88%	506,669
2011	13.335822	10.873789	-18.46%	421,575
2010	11.975415	13.335822	11.36%	104,673
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.211201	12.474214	22.16%	147,464
2012	8.970568	10.211201	13.83%	146,583
2011	9.230806	8.970568	-2.82%	132,788
2010	8.482528	9.230806	8.82%	32,412
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.220142	14.867410	12.46%	312,412
2012	11.890259	13.220142	11.18%	284,456
2011	11.765995	11.890259	1.06%	193,035
2010	10.580086	11.765995	11.21%	59,282
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.181387	31.171545	34.47%	291,214
2012	19.839372	23.181387	16.85%	354,765
2011	20.885506	19.839372	-5.01%	307,156
2010	16.502884	20.885506	26.56%	82,164
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.222938	11.458922	12.09%	1,847
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.908546	-0.91%	449
6

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.133800	12.293134	21.31%	326,284
2012	9.003854	10.133800	12.55%	370,326
2011	10.313745	9.003854	-12.70%	242,702
2010*	10.000000	10.313745	3.14%	13,313
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.362779	17.399171	30.21%	475,975
2012	11.040989	13.362779	21.03%	515,182
2011	11.288956	11.040989	-2.20%	343,392
2010*	10.000000	11.288956	12.89%	26,572
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.958708	12.627093	26.79%	26,928
2012*	10.000000	9.958708	-0.41%	16,256
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.740391	13.132793	34.83%	223,309
2012*	10.000000	9.740391	-2.60%	283,004
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.706700	16.928545	23.51%	344,961
2012	11.653053	13.706700	17.62%	392,384
2011	12.723062	11.653053	-8.41%	398,500
2010	11.861523	12.723062	7.26%	74,219
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.815203	11.795395	9.06%	325,216
2012*	10.000000	10.815203	8.15%	39,123
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.068050	12.912192	28.25%	120,556
2012*	10.000000	10.068050	0.68%	77,347
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	10.492598	13.554874	29.19%	1,178,290
2012	8.583266	10.492598	22.24%	1,271,992
2011	9.344776	8.583266	-8.15%	1,112,171
2010	8.891677	9.344776	5.10%	360,896
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	5.456761	7.291940	33.63%	198,627
2012	4.640225	5.456761	17.60%	180,458
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	12.403811	13.991014	12.80%	116,156
2012	11.103975	12.403811	11.71%	74,542
7

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.228022	14.256165	39.38%	66,476
2012*	10.000000	10.228022	2.28%	16,923
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.081786	24.199527	33.83%	1,193,700
2012	15.809554	18.081786	14.37%	1,232,095
2011	16.092409	15.809554	-1.76%	990,166
2010	14.659938	16.092409	9.77%	279,995
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.924574	15.022071	25.98%	1,646,985
2012	10.421665	11.924574	14.42%	1,681,164
2011	10.749702	10.421665	-3.05%	1,179,441
2010*	10.000000	10.749702	7.50%	264,499
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.196613	13.023906	27.73%	537,688
2012	9.079969	10.196613	12.30%	541,056
2011*	10.000000	9.079969	-9.20%	288,557
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.567756	20.232022	29.96%	605,830
2012	13.782314	15.567756	12.95%	593,135
2011	13.895869	13.782314	-0.82%	499,233
2010	12.442424	13.895869	11.68%	115,272
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.643296	14.167869	21.68%	75,372,574
2012	10.194744	11.643296	14.21%	73,902,076
2011	10.233657	10.194744	-0.38%	60,334,808
2010	9.256045	10.233657	10.56%	17,161,146
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.825276	11.371131	-3.84%	23,837,775
2012	11.414478	11.825276	3.60%	20,785,403
2011	10.938320	11.414478	4.35%	15,264,493
2010	10.456028	10.938320	4.61%	5,043,382
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.167775	15.449373	26.97%	1,597,653
2012	10.098071	12.167775	20.50%	1,587,309
2011	11.281017	10.098071	-10.49%	1,267,149
2010	10.269056	11.281017	9.85%	319,710
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.882845	13.922005	27.93%	2,222,160
2012	9.392119	10.882845	15.87%	2,412,472
2011	9.983628	9.392119	-5.92%	2,145,882
2010	8.558038	9.983628	16.66%	536,813
8

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.442516	12.392386	31.24%	24,440,392
2012	8.172677	9.442516	15.54%	27,011,615
2011	8.469447	8.172677	-3.50%	21,727,858
2010	7.732300	8.469447	9.53%	6,915,362
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.801528	23.772500	33.54%	718,472
2012	15.263091	17.801528	16.63%	758,085
2011	15.868257	15.263091	-3.81%	723,498
2010	13.926149	15.868257	13.95%	185,457
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.833333	12.513978	41.67%	477,117
2012	7.660316	8.833333	15.31%	574,162
2011	8.784988	7.660316	-12.80%	467,362
2010	7.713805	8.784988	13.89%	131,164
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.154564	13.886551	36.75%	379,021
2012	9.237127	10.154564	9.93%	419,867
2011	9.674479	9.237127	-4.52%	426,894
2010	7.932740	9.674479	21.96%	129,237
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.743653	12.451663	27.79%	99,727
2012	8.499356	9.743653	14.64%	99,891
2011	9.197754	8.499356	-7.59%	91,721
2010	8.106439	9.197754	13.46%	36,323
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.893639	12.327993	13.17%	33,707,074
2012	9.938199	10.893639	9.61%	34,520,867
2011	10.206099	9.938199	-2.62%	28,546,047
2010	9.365872	10.206099	8.97%	9,050,859
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.458384	12.515531	19.67%	52,865,784
2012	9.324356	10.458384	12.16%	51,680,388
2011	9.784260	9.324356	-4.70%	43,624,700
2010	8.820316	9.784260	10.93%	11,641,389
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.326218	11.730417	3.57%	11,730,063
2012	10.675245	11.326218	6.10%	13,583,715
2011	10.665062	10.675245	0.10%	9,227,830
2010	10.117462	10.665062	5.41%	2,651,238
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.825854	8.26%	0
9

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.964383	9.64%	321
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.686963	12.426087	16.27%	47,934,657
2012	9.636061	10.686963	10.91%	48,363,739
2011	9.995903	9.636061	-3.60%	40,932,591
2010	9.093523	9.995903	9.92%	11,729,828
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.161260	12.463956	22.66%	378,214
2012	8.984882	10.161260	13.09%	367,502
2011	9.549068	8.984882	-5.91%	190,121
2010	8.538248	9.549068	11.84%	43,059
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.091106	12.177203	9.79%	12,932,648
2012	10.211873	11.091106	8.61%	13,471,224
2011	10.374143	10.211873	-1.56%	10,810,880
2010	9.639911	10.374143	7.62%	3,156,219
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.360305	11.939941	-3.40%	312,089
2012	11.651623	12.360305	6.08%	288,100
2011	11.111502	11.651623	4.86%	197,114
2010	10.543220	11.111502	5.39%	57,937
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.357432	12.913677	-3.32%	657,819
2012	12.634477	13.357432	5.72%	601,293
2011	12.070481	12.634477	4.67%	481,308
2010	11.311614	12.070481	6.71%	145,779
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2013	59.090227	55.956777	-5.30%	48,176
2012	58.094578	59.090227	1.71%	48,626
2011	54.876337	58.094578	5.86%	32,697
2010	53.061772	54.876337	3.42%	12,932
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2013	59.246711	56.104961	-5.30%	83,463
2012	58.248425	59.246711	1.71%	81,167
2011	55.021654	58.248425	5.86%	58,944
2010	53.202285	55.021654	3.42%	24,608
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.860500	9.120905	16.03%	331,243
2012	6.911842	7.860500	13.73%	320,032
2011	7.780782	6.911842	-11.17%	287,810
2010	6.976101	7.780782	11.53%	83,878
10

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.899785	10.629783	19.44%	293,246
2012	7.628054	8.899785	16.67%	285,172
2011	8.867807	7.628054	-13.98%	221,884
2010	8.365616	8.867807	6.00%	56,481
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	14.880689	18.689197	25.59%	39,385
2012	13.008386	14.880689	14.39%	37,209
2011	13.718712	13.008386	-5.18%	12,680
2010	12.125482	13.718712	13.14%	13,027
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.445256	15.051921	11.95%	17,466,952
2012	12.453829	13.445256	7.96%	17,751,199
2011	12.506867	12.453829	-0.42%	13,568,627
2010	11.539047	12.506867	8.39%	4,251,918
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.491720	17.091735	17.94%	25,741,993
2012	13.080661	14.491720	10.79%	25,075,336
2011	13.377772	13.080661	-2.22%	20,423,031
2010	12.098401	13.377772	10.57%	5,048,298
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.361029	13.824513	3.47%	9,716,730
2012	12.871264	13.361029	3.81%	10,469,264
2011	12.669107	12.871264	1.60%	7,224,314
2010	12.121663	12.669107	4.52%	2,163,277
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.514442	16.707801	15.11%	22,747,363
2012	13.271179	14.514442	9.37%	23,589,152
2011	13.451045	13.271179	-1.34%	18,764,577
2010	12.287158	13.451045	9.47%	5,560,630
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.919941	18.021349	20.79%	105,016
2012	13.288387	14.919941	12.28%	103,971
2011	13.755584	13.288387	-3.40%	71,285
2010	12.351443	13.755584	11.37%	18,699
11

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.221146	15.509387	9.06%	8,020,750
2012	13.336642	14.221146	6.63%	8,697,444
2011	13.238865	13.336642	0.74%	6,512,723
2010	12.360498	13.238865	7.11%	2,014,402
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.571403	20.945809	34.51%	241,522
2012	13.322678	15.571403	16.88%	248,691
2011	13.843186	13.322678	-3.76%	240,465
2010	12.924657	13.843186	7.11%	52,779
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	19.306983	25.353753	31.32%	351,104
2012	16.652215	19.306983	15.94%	387,577
2011	17.311562	16.652215	-3.81%	305,015
2010	13.897916	17.311562	24.56%	67,909
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	27.008645	26.657539	-1.30%	1,462,454
2012	27.365352	27.008645	-1.30%	1,489,045
2011	27.724772	27.365352	-1.30%	990,847
2010	28.089898	27.724772	-1.30%	354,744
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	17.917617	17.485835	-2.41%	1,564,084
2012	16.173014	17.917617	10.79%	1,358,583
2011	15.524248	16.173014	4.18%	1,063,907
2010	14.222830	15.524248	9.15%	352,264
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.317313	11.134515	19.50%	85,361
2013	9.317313	11.134515	19.50%	412,542
2012	8.171995	9.317313	14.02%	446,118
2011	9.161036	8.171995	-10.80%	368,172
2010	8.155696	9.161036	12.33%	75,275
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	10.034666	13.312694	32.67%	335,592
2012	8.754200	10.034666	14.63%	352,480
2011	9.165548	8.754200	-4.49%	284,977
2010	8.049864	9.165548	13.86%	70,653
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.474025	12.626278	33.27%	531,366
2012	8.163084	9.474025	16.06%	543,982
2011	8.806953	8.163084	-7.31%	436,486
2010	7.914167	8.806953	11.28%	93,991
12

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.354080	14.164867	36.80%	379,697
2012	9.150703	10.354080	13.15%	436,602
2011	9.702858	9.150703	-5.69%	353,919
2010	7.773151	9.702858	24.83%	59,339
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.276879	15.101350	33.91%	202,048
2012	9.820513	11.276879	14.83%	199,695
2011	10.186047	9.820513	-3.59%	177,607
2010	8.626530	10.186047	18.08%	46,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.858613	21.111083	42.08%	78,229
2012	13.311867	14.858613	11.62%	82,521
2011	13.604002	13.311867	-2.15%	83,152
2010	11.017236	13.604002	23.48%	22,488
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.182797	30.657604	38.20%	65,315
2012	18.682235	22.182797	18.74%	65,707
2011	20.019528	18.682235	-6.68%	56,735
2010	16.037243	20.019528	24.83%	13,975
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.921043	29.022648	38.72%	97,779
2012	18.396109	20.921043	13.73%	93,270
2011	19.786128	18.396109	-7.03%	84,033
2010	16.039863	19.786128	23.36%	19,569
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.629438	18.885193	29.09%	81,283
2012	13.019696	14.629438	12.36%	83,909
2011	13.141121	13.019696	-0.92%	66,649
2010	11.759147	13.141121	11.75%	19,396
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	11.015389	11.165751	1.37%	177,299
2012	9.656214	11.015389	14.08%	151,285
2011	9.217325	9.656214	4.76%	115,533
2010	7.193460	9.217325	28.13%	24,981
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.698844	16.99%	107,627
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.761332	10.632633	-1.20%	633,189
2012	10.532312	10.761332	2.17%	462,880
2011	10.533921	10.532312	-0.02%	273,637
2010	10.420495	10.533921	1.09%	70,345
13

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.569682	25.70%	16,298
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.833939	16.397851	18.53%	1,670,677
2012	11.723024	13.833939	18.01%	1,799,417
2011	13.562540	11.723024	-13.56%	1,449,144
2010	12.921098	13.562540	4.96%	334,224
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	23.344417	23.183057	-0.69%	286,697
2012	22.611361	23.344417	3.24%	293,400
2011	22.842396	22.611361	-1.01%	247,423
2010	21.981507	22.842396	3.92%	69,306
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.714632	20.386676	29.73%	515,219
2012	13.654221	15.714632	15.09%	561,318
2011	13.877335	13.654221	-1.61%	449,484
2010	12.138929	13.877335	14.32%	149,885
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.886628	30.377745	38.80%	196,150
2012	18.845528	21.886628	16.14%	218,385
2011	19.559328	18.845528	-3.65%	187,628
2010	16.103843	19.559328	21.46%	62,400
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.624494	10.497838	-1.19%	12,495
2012*	10.000000	10.624494	6.24%	4,857
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	13.042689	12.027758	-7.78%	232,993
2012	12.557857	13.042689	3.86%	76,856
2011	11.735153	12.557857	7.01%	51,990
2010	10.870871	11.735153	7.95%	22,832
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.829684	11.648781	-1.53%	4,572,541
2012	11.334165	11.829684	4.37%	4,117,878
2011	11.368465	11.334165	-0.30%	2,850,658
2010	10.950340	11.368465	3.82%	758,500
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.811694	10.435636	-3.48%	3,641,439
2012	10.004024	10.811694	8.07%	3,348,016
2011*	10.000000	10.004024	0.04%	1,729,908
14

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.854028	22.066684	48.56%	176,513
2012	11.488675	14.854028	29.29%	163,255
2011	10.544560	11.488675	8.95%	100,695
2010*	10.000000	10.544560	5.45%	12,017
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	49.072107	53.536208	9.10%	21,454
2012	48.091591	49.072107	2.04%	34,819
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.639938	10.494193	8.86%	227,635
2012*	10.000000	9.639938	-3.60%	75,013
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.626985	24.654228	48.28%	252,006
2012	15.617243	16.626985	6.47%	292,717
2011	16.584886	15.617243	-5.83%	243,602
2010	13.254565	16.584886	25.13%	61,970
15

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.855345	32.341074	35.57%	106,490
2012	20.443677	23.855345	16.69%	121,816
2011	22.712719	20.443677	-9.99%	122,598
2010	18.215035	22.712719	24.69%	39,323
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.140494	11.180324	10.25%	4,898
2012*	10.000000	10.140494	1.40%	4,898
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.849176	13.386176	-9.85%	506,536
2012	14.038950	14.849176	5.77%	503,801
2011	12.754152	14.038950	10.07%	392,153
2010	12.317775	12.754152	3.54%	121,907
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.871948	20.308520	27.95%	129,953
2012	13.864384	15.871948	14.48%	158,475
2011	14.194745	13.864384	-2.33%	136,952
2010	12.112273	14.194745	17.19%	48,505
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.400106	15.101908	12.70%	594,293
2012	12.371587	13.400106	8.31%	604,138
2011	13.034055	12.371587	-5.08%	497,748
2010	12.055694	13.034055	8.12%	122,243
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.218031	22.18%	1,989
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.872229	33.088129	38.61%	110,661
2012	20.940231	23.872229	14.00%	113,097
2011	21.139501	20.940231	-0.94%	103,403
2010	17.056081	21.139501	23.94%	29,370
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.175596	22.281987	29.73%	256,588
2012	15.100981	17.175596	13.74%	252,060
2011	15.086015	15.100981	0.10%	196,704
2010	13.371765	15.086015	12.82%	48,609
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.725526	21.095682	19.01%	239,886
2012	16.339629	17.725526	8.48%	254,707
2011	15.254750	16.339629	7.11%	213,695
2010	13.461645	15.254750	13.32%	46,402
16

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.250120	14.773700	11.50%	322,741
2012	12.055916	13.250120	9.91%	317,505
2011	12.291637	12.055916	-1.92%	272,152
2010	11.087677	12.291637	10.86%	86,250
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.399134	15.261712	13.90%	1,181,587
2012	12.031099	13.399134	11.37%	1,138,264
2011	12.367484	12.031099	-2.72%	881,854
2010	10.982100	12.367484	12.61%	226,580
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.298675	15.903619	19.59%	26,897
2012	11.722046	13.298675	13.45%	23,656
2011	12.246674	11.722046	-4.28%	3,015
2010	10.728285	12.246674	14.15%	224
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.272913	19.899161	22.28%	52,640
2012	15.774479	16.272913	3.16%	48,091
2011	16.892576	15.774479	-6.62%	37,203
2010	14.392471	16.892576	17.37%	5,997
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.160639	21.607082	25.91%	239,342
2012	14.884062	17.160639	15.30%	249,880
2011	15.011946	14.884062	-0.85%	229,336
2010	13.262061	15.011946	13.19%	80,185
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.955741	22.714143	33.96%	195,995
2012	15.047317	16.955741	12.68%	211,659
2011	15.280943	15.047317	-1.53%	202,093
2010	12.524797	15.280943	22.01%	53,176
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.023325	13.527342	-3.54%	501,089
2012	13.481898	14.023325	4.02%	470,391
2011	12.787043	13.481898	5.43%	332,731
2010	12.070664	12.787043	5.93%	163,274
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.449304	35.397752	33.83%	217,200
2012	23.439599	26.449304	12.84%	240,637
2011	26.692806	23.439599	-12.19%	222,108
2010	21.076944	26.692806	26.64%	65,369
17

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.701650	16.283737	28.20%	106,104
2012	10.706096	12.701650	18.64%	110,073
2011	13.156833	10.706096	-18.63%	103,370
2010	11.838648	13.156833	11.13%	34,288
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.114985	12.331646	21.91%	147,199
2012	8.904117	10.114985	13.60%	144,465
2011	9.181002	8.904117	-3.02%	116,472
2010	8.453884	9.181002	8.60%	10,710
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.042512	14.637928	12.23%	286,104
2012	11.754372	13.042512	10.96%	280,159
2011	11.655097	11.754372	0.85%	228,011
2010	10.501643	11.655097	10.98%	37,407
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.420447	32.771185	34.20%	57,753
2012	20.942325	24.420447	16.61%	71,125
2011	22.091312	20.942325	-5.20%	74,791
2010	17.491065	22.091312	26.30%	25,381
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.895117	-1.05%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.089386	12.214470	21.06%	62,438
2012	8.982637	10.089386	12.32%	72,990
2011	10.310308	8.982637	-12.88%	60,322
2010*	10.000000	10.310308	3.10%	2,241
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.304255	17.287894	29.94%	131,756
2012	11.014999	13.304255	20.78%	112,399
2011	11.285203	11.014999	-2.39%	98,255
2010*	10.000000	11.285203	12.85%	4,635
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.945246	12.584499	26.54%	4,192
2012*	10.000000	9.945246	-0.55%	2,194
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.727018	13.088199	34.56%	44,868
2012*	10.000000	9.727018	-2.73%	53,729
18

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.605136	16.769076	23.26%	570,730
2012	11.590239	13.605136	17.38%	579,028
2011	12.680130	11.590239	-8.60%	472,112
2010	11.845474	12.680130	7.05%	146,159
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.800595	11.755603	8.84%	72,446
2012*	10.000000	10.800595	8.01%	31,570
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.054450	12.868630	27.99%	23,687
2012*	10.000000	10.054450	0.54%	17,548
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.494993	27.712084	28.92%	134,556
2012	17.619325	21.494993	22.00%	155,579
2011	19.221411	17.619325	-8.33%	134,758
2010	18.326532	19.221411	4.88%	80,392
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.946570	13.264828	33.36%	102,391
2012*	10.000000	9.946570	-0.53%	97,778
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	30.256865	34.059408	12.57%	18,980
2012	27.141314	30.256865	11.48%	21,321
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.214213	14.208095	39.10%	12,780
2012*	10.000000	10.214213	2.14%	3,247
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.165838	25.598429	33.56%	244,932
2012	16.791481	19.165838	14.14%	241,855
2011	17.126545	16.791481	-1.96%	209,097
2010	15.633669	17.126545	9.55%	95,856
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.860324	14.910887	25.72%	346,512
2012	10.386610	11.860324	14.19%	325,334
2011	10.735263	10.386610	-3.25%	245,977
2010*	10.000000	10.735263	7.35%	58,749
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.162203	12.953675	27.47%	75,355
2012	9.067741	10.162203	12.07%	71,495
2011*	10.000000	9.067741	-9.32%	40,726
19

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.452427	20.041485	29.70%	110,469
2012	13.708059	15.452427	12.73%	126,433
2011	13.849007	13.708059	-1.02%	100,466
2010	12.425615	13.849007	11.46%	35,879
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.486841	13.949176	21.44%	13,706,868
2012	10.078216	11.486841	13.98%	13,417,447
2011	10.137186	10.078216	-0.58%	11,076,460
2010	9.187384	10.137186	10.34%	4,100,168
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.666419	11.195652	-4.04%	4,209,222
2012	11.284076	11.666419	3.39%	3,721,701
2011	10.835256	11.284076	4.14%	3,013,590
2010	10.378523	10.835256	4.40%	1,080,879
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.004302	15.210958	26.71%	366,977
2012	9.982671	12.004302	20.25%	371,634
2011	11.174715	9.982671	-10.67%	295,529
2010	10.192912	11.174715	9.63%	81,001
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.736608	13.707124	27.67%	654,772
2012	9.284769	10.736608	15.64%	643,435
2011	9.889514	9.284769	-6.12%	557,621
2010	8.494561	9.889514	16.42%	164,808
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.334537	12.225884	30.97%	4,494,462
2012	8.095662	9.334537	15.30%	4,970,058
2011	8.406630	8.095662	-3.70%	4,367,331
2010	7.690526	8.406630	9.31%	1,608,858
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.448408	23.253744	33.27%	226,829
2012	14.990766	17.448408	16.39%	235,318
2011	15.616731	14.990766	-4.01%	243,096
2010	13.733204	15.616731	13.72%	46,818
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.750033	12.370862	41.38%	139,024
2012	7.603512	8.750033	15.08%	124,614
2011	8.737524	7.603512	-12.98%	123,542
2010	7.687700	8.737524	13.66%	35,848
20

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.058850	13.727804	36.47%	128,500
2012	9.168679	10.058850	9.71%	111,842
2011	9.622260	9.168679	-4.71%	141,461
2010	7.905921	9.622260	21.71%	32,419
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.651801	12.309310	27.53%	55,580
2012	8.436374	9.651801	14.41%	59,728
2011	9.148112	8.436374	-7.78%	57,577
2010	8.079041	9.148112	13.23%	1,298
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.790994	12.187106	12.94%	6,936,968
2012	9.864594	10.790994	9.39%	7,158,427
2011	10.151038	9.864594	-2.82%	5,570,027
2010	9.334244	10.151038	8.75%	2,129,054
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.359815	12.372459	19.43%	11,050,988
2012	9.255266	10.359815	11.93%	10,699,235
2011	9.731444	9.255266	-4.89%	9,501,807
2010	8.790510	9.731444	10.70%	3,224,250
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.219522	11.596375	3.36%	2,091,603
2012	10.596201	11.219522	5.88%	2,403,157
2011	10.607527	10.596201	-0.11%	1,689,468
2010	10.083319	10.607527	5.20%	466,824
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.586292	12.284112	16.04%	9,843,974
2012	9.564729	10.586292	10.68%	9,765,000
2011	9.941983	9.564729	-3.79%	8,508,515
2010	9.062813	9.941983	9.70%	3,143,715
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.065473	12.321460	22.41%	212,181
2012	8.918301	10.065473	12.86%	196,894
2011	9.497527	8.918301	-6.10%	133,587
2010	8.509389	9.497527	11.61%	15,887
21

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.986603	12.038041	9.57%	2,327,206
2012	10.136240	10.986603	8.39%	2,468,131
2011	10.318164	10.136240	-1.76%	2,046,200
2010	9.607347	10.318164	7.40%	746,452
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.243899	11.803521	-3.60%	102,391
2012	11.565384	12.243899	5.87%	100,705
2011	11.051586	11.565384	4.65%	78,526
2010	10.507651	11.051586	5.18%	31,135
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.231603	12.766100	-3.52%	173,792
2012	12.540931	13.231603	5.51%	165,384
2011	12.005371	12.540931	4.46%	116,665
2010	11.273445	12.005371	6.49%	45,965
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.291183	12.560856	-5.49%	131,521
2012	13.093826	13.291183	1.51%	114,571
2011	12.393502	13.093826	5.65%	95,606
2010	12.008019	12.393502	3.21%	55,937
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.786405	9.016627	15.80%	111,569
2012	6.860618	7.786405	13.49%	126,557
2011	7.738784	6.860618	-11.35%	119,623
2010	6.952510	7.738784	11.31%	31,840
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.780151	10.465650	19.20%	87,582
2012	7.540827	8.780151	16.43%	55,973
2011	8.784189	7.540827	-14.15%	54,856
2010	8.303543	8.784189	5.79%	7,298
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.738447	23.486640	25.34%	113,607
2012	16.414092	18.738447	14.16%	107,837
2011	17.345471	16.414092	-5.37%	91,759
2010	15.362132	17.345471	12.91%	7,949
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.345609	14.910100	11.72%	3,169,855
2012	12.386680	13.345609	7.74%	3,238,755
2011	12.464635	12.386680	-0.63%	2,515,576
2010	11.523426	12.464635	8.17%	1,160,393
22

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.384375	16.930775	17.70%	4,040,946
2012	13.010184	14.384375	10.56%	4,013,807
2011	13.332645	13.010184	-2.42%	3,603,406
2010	12.082047	13.332645	10.35%	997,309
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.333587	13.768156	3.26%	1,952,063
2012	12.870975	13.333587	3.59%	2,267,004
2011	12.694481	12.870975	1.39%	1,540,058
2010	12.170590	12.694481	4.30%	394,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.291577	18.715490	14.88%	3,611,015
2012	14.926410	16.291577	9.15%	3,655,213
2011	15.159363	14.926410	-1.54%	2,947,369
2010	13.875751	15.159363	9.25%	1,179,240
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.845023	21.510824	20.54%	80,293
2012	15.925956	17.845023	12.05%	81,779
2011	16.519284	15.925956	-3.59%	117,007
2010	14.863119	16.519284	11.14%	12,362
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.974615	16.298023	8.84%	1,337,223
2012	14.071828	14.974615	6.42%	1,286,042
2011	13.996960	14.071828	0.53%	1,005,577
2010	13.094807	13.996960	6.89%	405,752
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.456042	20.748524	34.24%	63,144
2012	13.250874	15.456042	16.64%	67,046
2011	13.796473	13.250874	-3.95%	56,731
2010	12.907173	13.796473	6.89%	16,998
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	24.074509	31.550414	31.05%	69,327
2012	20.806439	24.074509	15.71%	65,809
2011	21.674104	20.806439	-4.00%	50,690
2010	17.435491	21.674104	24.31%	6,456
23

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	10.019216	9.868932	-1.50%	693,802
2012	10.172213	10.019216	-1.50%	975,207
2011	10.326678	10.172213	-1.50%	489,349
2010	10.483924	10.326678	-1.50%	261,828
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.343265	14.943173	-2.61%	502,176
2012	13.877508	15.343265	10.56%	411,130
2011	13.347795	13.877508	3.97%	339,977
2010	12.253659	13.347795	8.93%	132,923
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.229482	11.007230	19.26%	31,840
2013	9.229482	11.007230	19.26%	169,166
2012	8.111439	9.229482	13.78%	164,813
2011	9.111599	8.111439	-10.98%	140,375
2010	8.128145	9.111599	12.10%	38,242
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.940116	13.160554	32.40%	168,574
2012	8.689350	9.940116	14.39%	169,299
2011	9.116094	8.689350	-4.68%	157,315
2010	8.022668	9.116094	13.63%	38,297
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.384732	12.481965	33.00%	238,756
2012	8.102602	9.384732	15.82%	213,170
2011	8.759418	8.102602	-7.50%	197,571
2010	7.887411	8.759418	11.06%	75,736
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.256516	14.002987	36.53%	108,498
2012	9.082922	10.256516	12.92%	113,433
2011	9.650508	9.082922	-5.88%	104,795
2010	7.746878	9.650508	24.57%	35,152
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.170595	14.928741	33.64%	113,944
2012	9.747754	11.170595	14.60%	84,984
2011	10.131081	9.747754	-3.78%	80,594
2010	8.597378	10.131081	17.84%	29,522
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.747665	22.328965	41.79%	23,646
2012	14.137076	15.747665	11.39%	23,889
2011	14.476589	14.137076	-2.35%	21,391
2010	11.747672	14.476589	23.23%	8,321
24

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.385855	32.254860	37.92%	28,823
2012	19.735508	23.385855	18.50%	27,917
2011	21.191064	19.735508	-6.87%	19,946
2010	17.010167	21.191064	24.58%	14,270
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.802509	30.184230	38.44%	31,783
2012	19.210199	21.802509	13.49%	31,583
2011	20.703615	19.210199	-7.21%	31,909
2010	16.817669	20.703615	23.11%	6,479
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.606084	20.105154	28.83%	32,398
2012	13.917143	15.606084	12.14%	24,367
2011	14.075410	13.917143	-1.12%	10,342
2010	12.620735	14.075410	11.53%	1,788
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.911512	11.038053	1.16%	212,220
2012	9.584620	10.911512	13.84%	203,847
2011	9.167515	9.584620	4.55%	180,865
2010	7.169085	9.167515	27.88%	59,247
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.683009	16.83%	2,625
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.659964	10.511125	-1.40%	324,865
2012	10.454338	10.659964	1.97%	215,871
2011	10.477107	10.454338	-0.22%	171,656
2010	10.385334	10.477107	0.88%	85,017
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.552670	25.53%	559
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.731408	16.243345	18.29%	350,129
2012	11.659822	13.731408	17.77%	382,293
2011	13.516785	11.659822	-13.74%	351,015
2010	12.903630	13.516785	4.75%	103,392
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.622869	10.528057	-0.89%	154,762
2012	10.310247	10.622869	3.03%	111,149
2011	10.436686	10.310247	-1.21%	90,546
2010	10.063733	10.436686	3.71%	37,333
25

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.698524	21.619216	29.47%	110,641
2012	14.538622	16.698524	14.86%	116,825
2011	14.806138	14.538622	-1.81%	103,021
2010	12.977665	14.806138	14.09%	38,690
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.392100	32.401575	38.52%	53,247
2012	20.182810	23.392100	15.90%	57,774
2011	20.989731	20.182810	-3.84%	57,121
2010	17.316587	20.989731	21.21%	10,202
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.610149	10.462421	-1.39%	34,918
2012*	10.000000	10.610149	6.10%	7,486
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.945992	11.914392	-7.97%	68,882
2012	12.490136	12.945992	3.65%	70,921
2011	11.695500	12.490136	6.79%	69,602
2010	10.856139	11.695500	7.73%	19,965
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.741977	11.538994	-1.73%	1,043,307
2012	11.273050	11.741977	4.16%	1,144,427
2011	11.330057	11.273050	-0.50%	756,592
2010	10.935503	11.330057	3.61%	259,097
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.775226	10.379361	-3.67%	721,926
2012	9.990587	10.775226	7.85%	739,679
2011*	10.000000	9.990587	-0.09%	362,119
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.774016	21.903420	48.26%	99,988
2012	11.450026	14.774016	29.03%	89,463
2011	10.530386	11.450026	8.73%	57,731
2010*	10.000000	10.530386	5.30%	16,965
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.722815	10.585808	8.88%	84,486
2012*	10.000000	9.722815	-2.77%	123,084
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.626904	10.458766	8.64%	76,064
2012*	10.000000	9.626904	-3.73%	55,643
26

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.355079	24.201975	47.98%	83,691
2012	15.393121	16.355079	6.25%	94,008
2011	16.380022	15.393121	-6.03%	88,588
2010	13.117389	16.380022	24.87%	35,146
27

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.498981	31.809470	35.37%	13,678
2012	20.169062	23.498981	16.51%	13,627
2011	22.441763	20.169062	-10.13%	13,523
2010	18.025144	22.441763	24.50%	2,406
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.624601	13.163643	-9.99%	122,058
2012	13.847781	14.624601	5.61%	183,258
2011	12.599605	13.847781	9.91%	148,865
2010	12.187068	12.599605	3.39%	26,027
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.687623	20.042136	27.76%	34,270
2012	13.724321	15.687623	14.31%	47,566
2011	14.072724	13.724321	-2.48%	37,403
2010	12.026450	14.072724	17.01%	10,269
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.325434	14.994880	12.53%	42,398
2012	12.321456	13.325434	8.15%	46,917
2011	13.000998	12.321456	-5.23%	35,454
2010	12.043434	13.000998	7.95%	4,188
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.515604	32.544252	38.39%	6,524
2012	20.658938	23.515604	13.83%	5,738
2011	20.887287	20.658938	-1.09%	6,236
2010	16.878256	20.887287	23.75%	243
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.919025	21.915734	29.53%	17,989
2012	14.898131	16.919025	13.56%	22,943
2011	14.906019	14.898131	-0.05%	11,944
2010	13.232351	14.906019	12.65%	9,339
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.460762	20.748953	18.83%	31,663
2012	16.120166	17.460762	8.32%	42,006
2011	15.072767	16.120166	6.95%	51,315
2010	13.321316	15.072767	13.15%	8,624
28

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.096219	14.579871	11.33%	22,011
2012	11.934095	13.096219	9.74%	21,658
2011	12.185958	11.934095	-2.07%	15,461
2010	11.009109	12.185958	10.69%	2,416
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.243470	15.061455	13.73%	120,766
2012	11.909512	13.243470	11.20%	116,474
2011	12.261133	11.909512	-2.87%	97,893
2010	10.904247	12.261133	12.44%	16,040
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.144174	15.694928	19.41%	708
2012	11.603570	13.144174	13.28%	708
2011	12.141367	11.603570	-4.43%	708
2010	10.652237	12.141367	13.98%	705
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.083805	19.637967	22.10%	13,231
2012	15.615016	16.083805	3.00%	15,831
2011	16.747282	15.615016	-6.76%	15,443
2010	14.290426	16.747282	17.19%	7,806
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.904240	21.251873	25.72%	27,775
2012	14.684086	16.904240	15.12%	27,710
2011	14.832803	14.684086	-1.00%	22,677
2010	13.123762	14.832803	13.02%	8,334
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.702413	22.340738	33.76%	45,101
2012	14.845147	16.702413	12.51%	46,033
2011	15.098585	14.845147	-1.68%	50,597
2010	12.394179	15.098585	21.82%	11,430
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.813877	13.305010	-3.68%	64,103
2012	13.300838	13.813877	3.86%	62,238
2011	12.634498	13.300838	5.27%	35,587
2010	11.944844	12.634498	5.77%	18,138
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.054250	34.815999	33.63%	27,137
2012	23.124802	26.054250	12.67%	31,209
2011	26.374436	23.124802	-12.32%	27,249
2010	20.857274	26.374436	26.45%	9,715
29

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.535043	16.045693	28.01%	18,351
2012	10.581819	12.535043	18.46%	23,182
2011	13.023929	10.581819	-18.75%	20,573
2010	11.736903	13.023929	10.97%	5,943
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.043302	12.225632	21.73%	5,672
2012	8.854528	10.043302	13.43%	4,482
2011	9.143771	8.854528	-3.16%	5,452
2010	8.432430	9.143771	8.44%	4,745
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.910664	14.467906	12.06%	4,637
2012	11.653327	12.910664	10.79%	5,026
2011	11.572490	11.653327	0.70%	18,754
2010	10.443102	11.572490	10.81%	2,697
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.055596	32.232450	33.99%	9,795
2012	20.660964	24.055596	16.43%	21,025
2011	21.827702	20.660964	-5.35%	7,858
2010	17.308677	21.827702	26.11%	2,888
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.885040	-1.15%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.056154	12.155714	20.88%	8,744
2012	8.966729	10.056154	12.15%	8,789
2011	10.307723	8.966729	-13.01%	3,724
2010*	10.000000	10.307723	3.08%	286
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.260459	17.204761	29.74%	26,994
2012	10.995515	13.260459	20.60%	40,898
2011	11.282380	10.995515	-2.54%	39,967
2010*	10.000000	11.282380	12.82%	2,274
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.935147	12.552587	26.35%	1,511
2012*	10.000000	9.935147	-0.65%	1,621
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.716985	13.054812	34.35%	4,770
2012*	10.000000	9.716985	-2.83%	5,120
30

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.529317	16.650245	23.07%	34,687
2012	11.543254	13.529317	17.21%	44,952
2011	12.647958	11.543254	-8.73%	40,719
2010	11.833436	12.647958	6.88%	17,966
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.789629	11.725794	8.68%	67,271
2012*	10.000000	10.789629	7.90%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.044239	12.836009	27.79%	1,551
2012*	10.000000	10.044239	0.44%	768
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.173835	27.256491	28.73%	20,250
2012	17.382589	21.173835	21.81%	22,242
2011	18.992013	17.382589	-8.47%	17,008
2010	18.135409	18.992013	4.72%	7,699
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.936310	13.230980	33.16%	8,831
2012*	10.000000	9.936310	-0.64%	6,588
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.804798	33.499463	12.40%	6,871
2012	26.776690	29.804798	11.31%	6,510
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.203835	14.172082	38.89%	2,183
2012*	10.000000	10.203835	2.04%	2,113
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.879545	25.177682	33.36%	42,677
2012	16.565938	18.879545	13.97%	44,256
2011	16.922218	16.565938	-2.11%	24,747
2010	15.470701	16.922218	9.38%	9,061
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.812291	14.827911	25.53%	36,189
2012	10.360352	11.812291	14.01%	34,352
2011	10.724430	10.360352	-3.39%	32,001
2010*	10.000000	10.724430	7.24%	7,093
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.136450	12.901183	27.28%	11,493
2012	9.058584	10.136450	11.90%	16,699
2011*	10.000000	9.058584	-9.41%	4,219
31

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.366307	19.899468	29.50%	19,686
2012	13.652497	15.366307	12.55%	20,073
2011	13.813869	13.652497	-1.17%	14,590
2010	12.412989	13.813869	11.29%	1,377
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.370678	13.787099	21.25%	1,520,162
2012	9.991547	11.370678	13.80%	1,316,678
2011	10.065308	9.991547	-0.73%	951,518
2010	9.136156	10.065308	10.17%	286,352
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.548489	11.065597	-4.18%	331,395
2012	11.187080	11.548489	3.23%	312,727
2011	10.758440	11.187080	3.98%	201,011
2010	10.320671	10.758440	4.24%	55,940
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.882881	15.034179	26.52%	41,687
2012	9.896797	11.882881	20.07%	48,847
2011	11.095465	9.896797	-10.80%	30,832
2010	10.136054	11.095465	9.47%	13,414
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.627978	13.547789	27.47%	58,967
2012	9.204869	10.627978	15.46%	51,492
2011	9.819331	9.204869	-6.26%	43,341
2010	8.447133	9.819331	16.24%	13,608
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.254218	12.102238	30.78%	330,311
2012	8.038264	9.254218	15.13%	401,904
2011	8.359747	8.038264	-3.85%	277,437
2010	7.659289	8.359747	9.15%	77,314
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.187714	22.871470	33.07%	17,384
2012	14.789355	17.187714	16.22%	18,697
2011	15.430371	14.789355	-4.15%	27,427
2010	13.589996	15.430371	13.54%	3,964
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.687989	12.264459	41.17%	14,710
2012	7.561134	8.687989	14.90%	11,678
2011	8.702060	7.561134	-13.11%	8,402
2010	7.668162	8.702060	13.48%	4,129
32

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.987496	13.609689	36.27%	7,578
2012	9.117565	9.987496	9.54%	6,849
2011	9.583187	9.117565	-4.86%	25,018
2010	7.885821	9.583187	21.52%	5,079
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.583379	12.203446	27.34%	13,496
2012	8.389357	9.583379	14.23%	13,677
2011	9.110982	8.389357	-7.92%	13,677
2010	8.058507	9.110982	13.06%	7,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.714519	12.082298	12.77%	386,811
2012	9.809665	10.714519	9.22%	379,671
2011	10.109875	9.809665	-2.97%	294,443
2010	9.310557	10.109875	8.59%	65,159
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.286396	12.266075	19.25%	1,300,965
2012	9.203721	10.286396	11.76%	1,301,134
2011	9.691973	9.203721	-5.04%	1,096,709
2010	8.768188	9.691973	10.54%	261,627
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.140023	11.496666	3.20%	79,207
2012	10.537207	11.140023	5.72%	83,001
2011	10.564529	10.537207	-0.26%	52,610
2010	10.057746	10.564529	5.04%	2,794
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.511275	12.178483	15.86%	982,857
2012	9.511460	10.511275	10.51%	973,242
2011	9.901666	9.511460	-3.94%	755,810
2010	9.039810	9.901666	9.53%	289,096
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.994167	12.215547	22.23%	1,073
2012	8.868653	9.994167	12.69%	2,953
2011	9.459031	8.868653	-6.24%	2,960
2010	8.487804	9.459031	11.44%	0
33

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.908749	11.934538	9.40%	178,928
2012	10.079800	10.908749	8.22%	160,593
2011	10.276328	10.079800	-1.91%	83,942
2010	9.582985	10.276328	7.24%	17,795
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.157146	11.702042	-3.74%	15,125
2012	11.500995	12.157146	5.71%	18,268
2011	11.006772	11.500995	4.49%	11,798
2010	10.481000	11.006772	5.02%	2,542
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.137892	12.656385	-3.67%	21,099
2012	12.471155	13.137892	5.35%	19,246
2011	11.956729	12.471155	4.30%	14,458
2010	11.244874	11.956729	6.33%	1,223
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.092624	12.354370	-5.64%	10,062
2012	12.917941	13.092624	1.35%	9,878
2011	12.245623	12.917941	5.49%	10,245
2010	11.882832	12.245623	3.05%	4,706
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.731207	8.939087	15.62%	6,000
2012	6.822389	7.731207	13.32%	11,016
2011	7.707380	6.822389	-11.48%	18,940
2010	6.934844	7.707380	11.14%	4,258
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.691317	10.344002	19.02%	14,764
2012	7.475938	8.691317	16.26%	8,402
2011	8.721870	7.475938	-14.29%	8,144
2010	8.257188	8.721870	5.63%	2,474
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.458503	23.100556	25.15%	9
2012	16.193584	18.458503	13.99%	51
2011	17.138514	16.193584	-5.51%	130
2010	15.201973	17.138514	12.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.271239	14.804424	11.55%	154,991
2012	12.336491	13.271239	7.58%	166,512
2011	12.433015	12.336491	-0.78%	96,554
2010	11.511714	12.433015	8.00%	43,556
34

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.304216	16.810804	17.52%	580,461
2012	12.957463	14.304216	10.39%	590,641
2011	13.298836	12.957463	-2.57%	599,615
2010	12.069770	13.298836	10.18%	62,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.134348	13.541776	3.10%	132,082
2012	12.698037	13.134348	3.44%	165,097
2011	12.542960	12.698037	1.24%	174,363
2010	12.043663	12.542960	4.15%	4,527
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.048214	18.407859	14.70%	384,902
2012	14.725918	16.048214	8.98%	385,574
2011	14.978498	14.725918	-1.69%	388,666
2010	13.731095	14.978498	9.08%	138,916
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.578460	21.157248	20.36%	20,540
2012	15.712035	17.578460	11.88%	20,487
2011	16.322204	15.712035	-3.74%	5,629
2010	14.708180	16.322204	10.97%	1,547
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.750895	16.030088	8.67%	188,875
2012	13.882794	14.750895	6.25%	154,577
2011	13.829933	13.882794	0.38%	102,878
2010	12.958277	13.829933	6.73%	24,474
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.369911	20.601502	34.04%	7,627
2012	13.197181	15.369911	16.46%	8,013
2011	13.761488	13.197181	-4.10%	7,165
2010	12.894070	13.761488	6.73%	1,499
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.714870	31.031799	30.85%	2,355
2012	20.526948	23.714870	15.53%	2,608
2011	21.415526	20.526948	-4.15%	2,715
2010	17.253715	21.415526	24.12%	754
35

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.868965	9.706126	-1.65%	100,169
2012	10.034988	9.868965	-1.65%	224,692
2011	10.202869	10.034988	-1.65%	122,574
2010	10.374022	10.202869	-1.65%	15,845
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.114071	14.697545	-2.76%	42,634
2012	13.691103	15.114071	10.39%	41,322
2011	13.188528	13.691103	3.81%	47,467
2010	12.125890	13.188528	8.76%	16,458
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.164052	10.912556	19.08%	13,363
2013	9.164052	10.912556	19.08%	10,741
2012	8.066245	9.164052	13.61%	23,907
2011	9.074632	8.066245	-11.11%	17,177
2010	8.107496	9.074632	11.93%	3,361
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.869637	13.047356	32.20%	33,633
2012	8.640935	9.869637	14.22%	28,413
2011	9.079086	8.640935	-4.83%	11,640
2010	8.002281	9.079086	13.46%	284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.318191	12.374602	32.80%	39,618
2012	8.057449	9.318191	15.65%	29,716
2011	8.723860	8.057449	-7.64%	9,100
2010	7.867363	8.723860	10.89%	2,381
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.183767	13.882497	36.32%	23,628
2012	9.032284	10.183767	12.75%	19,070
2011	9.611325	9.032284	-6.02%	14,566
2010	7.727184	9.611325	24.38%	4,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.091371	14.800321	33.44%	13,075
2012	9.693418	11.091371	14.42%	7,522
2011	10.089948	9.693418	-3.93%	5,008
2010	8.575528	10.089948	17.66%	1,916
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.512400	21.961929	41.58%	7,349
2012	13.947162	15.512400	11.22%	8,896
2011	14.303860	13.947162	-2.49%	6,056
2010	11.625185	14.303860	23.04%	2,935
36

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.036487	31.724661	37.71%	3,308
2012	19.470383	23.036487	18.32%	2,499
2011	20.938218	19.470383	-7.01%	1,231
2010	16.832803	20.938218	24.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.476771	29.688039	38.23%	2,556
2012	18.952108	21.476771	13.32%	4,174
2011	20.456564	18.952108	-7.35%	5,373
2010	16.642299	20.456564	22.92%	1,789
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.372947	19.774667	28.63%	2,121
2012	13.730201	15.372947	11.96%	2,089
2011	13.907484	13.730201	-1.27%	2,187
2010	12.489164	13.907484	11.36%	2,884
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.834078	10.943023	1.01%	17,016
2012	9.531130	10.834078	13.67%	15,116
2011	9.130237	9.531130	4.39%	23,673
2010	7.150814	9.130237	27.68%	6,936
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.671121	16.71%	199
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.584447	10.420778	-1.55%	25,089
2012	10.396146	10.584447	1.81%	21,856
2011	10.434627	10.396146	-0.37%	8,311
2010	10.358995	10.434627	0.73%	2,602
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.654891	16.128251	18.11%	49,886
2012	11.612565	13.654891	17.59%	64,568
2011	13.482517	11.612565	-13.87%	44,247
2010	12.890526	13.482517	4.59%	13,097
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.464186	10.355016	-1.04%	23,386
2012	10.171757	10.464186	2.87%	9,766
2011	10.312153	10.171757	-1.36%	10,708
2010	9.958833	10.312153	3.55%	2,774
37

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.449118	21.263917	29.27%	13,854
2012	14.343366	16.449118	14.68%	13,069
2011	14.629515	14.343366	-1.96%	9,111
2010	12.842381	14.629515	13.92%	4,441
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.042708	31.869053	38.30%	5,414
2012	19.911734	23.042708	15.72%	6,193
2011	20.739342	19.911734	-3.99%	4,220
2010	17.136073	20.739342	21.03%	1,500
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.599374	10.435877	-1.54%	1,211
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.873813	11.829924	-8.11%	6,557
2012	12.439490	12.873813	3.49%	5,555
2011	11.665801	12.439490	6.63%	7,764
2010	10.845085	11.665801	7.57%	6,348
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.676512	11.457181	-1.88%	143,782
2012	11.227334	11.676512	4.00%	185,701
2011	11.301282	11.227334	-0.65%	166,199
2010	10.924366	11.301282	3.45%	23,203
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.747901	10.337277	-3.82%	67,309
2012	9.980493	10.747901	7.69%	52,681
2011*	10.000000	9.980493	-0.20%	35,284
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.714212	21.781571	48.03%	32,695
2012	11.421095	14.714212	28.83%	20,766
2011	10.519755	11.421095	8.57%	11,516
2010*	10.000000	10.519755	5.20%	5,013
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.712890	10.558892	8.71%	26,827
2012*	10.000000	9.712890	-2.87%	34,809
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.617126	10.432226	8.48%	8,996
2012*	10.000000	9.617126	-3.83%	7,789
38

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.153750	23.867690	47.75%	9,489
2012	15.226889	16.153750	6.09%	9,150
2011	16.227809	15.226889	-6.17%	8,599
2010	13.015289	16.227809	24.68%	5,294
39

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.263995	31.459395	35.23%	28,947
2012	19.987746	23.263995	16.39%	29,748
2011	22.262631	19.987746	-10.22%	21,846
2010	17.899440	22.262631	24.38%	5,941
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.123337	11.133083	9.97%	10,750
2012*	10.000000	10.123337	1.23%	10,776
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.476590	13.017171	-10.08%	185,913
2012	13.721610	14.476590	5.50%	183,908
2011	12.497477	13.721610	9.80%	128,125
2010	12.100594	12.497477	3.28%	31,420
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.565748	19.866235	27.63%	45,843
2012	13.631589	15.565748	14.19%	47,476
2011	13.991845	13.631589	-2.57%	32,099
2010	11.969492	13.991845	16.90%	8,568
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.275810	14.923860	12.41%	328,940
2012	12.288096	13.275810	8.04%	343,546
2011	12.978965	12.288096	-5.32%	241,448
2010	12.035254	12.978965	7.84%	53,926
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.197325	21.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.280544	32.186213	38.25%	14,448
2012	20.473298	23.280544	13.71%	14,776
2011	20.720623	20.473298	-1.19%	9,971
2010	16.760592	20.720623	23.63%	3,198
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.749922	21.674639	29.40%	57,481
2012	14.764267	16.749922	13.45%	54,225
2011	14.787085	14.764267	-0.15%	37,877
2010	13.140125	14.787085	12.53%	7,051
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.286242	20.520692	18.71%	38,371
2012	15.975323	17.286242	8.21%	41,784
2011	14.952491	15.975323	6.84%	64,129
2010	13.228460	14.952491	13.03%	7,382
40

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.994518	14.451944	11.22%	57,867
2012	11.853500	12.994518	9.63%	55,235
2011	12.115952	11.853500	-2.17%	57,430
2010	10.956998	12.115952	10.58%	27,402
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.140604	14.929274	13.61%	369,565
2012	11.829064	13.140604	11.09%	360,942
2011	12.190669	11.829064	-2.97%	301,173
2010	10.852605	12.190669	12.33%	52,699
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.042099	15.557219	19.28%	22,128
2012	11.525200	13.042099	13.16%	23,719
2011	12.071604	11.525200	-4.53%	1,345
2010	10.601792	12.071604	13.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.958849	19.465593	21.97%	25,734
2012	15.509505	15.958849	2.90%	31,310
2011	16.651031	15.509505	-6.86%	17,924
2010	14.222735	16.651031	17.07%	4,247
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.735236	21.018038	25.59%	89,166
2012	14.552109	16.735236	15.00%	94,191
2011	14.714425	14.552109	-1.10%	80,222
2010	13.032263	14.714425	12.91%	23,314
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.535427	22.094915	33.62%	62,664
2012	14.711717	16.535427	12.40%	65,297
2011	14.978073	14.711717	-1.78%	34,610
2010	12.307758	14.978073	21.70%	11,939
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.675795	13.158621	-3.78%	170,581
2012	13.181320	13.675795	3.75%	165,087
2011	12.533669	13.181320	5.17%	113,734
2010	11.861582	12.533669	5.67%	43,027
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.793803	34.432944	33.49%	44,472
2012	22.916990	25.793803	12.55%	47,093
2011	26.163996	22.916990	-12.41%	41,829
2010	20.711886	26.163996	26.32%	11,017
41

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.425045	15.888716	27.88%	29,117
2012	10.499655	12.425045	18.34%	30,861
2011	12.935952	10.499655	-18.83%	19,483
2010	11.669470	12.935952	10.85%	4,992
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.995709	12.155342	21.61%	131,748
2012	8.821565	9.995709	13.31%	131,430
2011	9.118982	8.821565	-3.26%	85,606
2010	8.418116	9.118982	8.33%	53,445
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.823360	14.355460	11.95%	140,135
2012	11.586341	12.823360	10.68%	149,070
2011	11.517649	11.586341	0.60%	90,415
2010	10.404178	11.517649	10.70%	22,034
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.815169	31.877872	33.86%	14,935
2012	20.475326	23.815169	16.31%	18,063
2011	21.653562	20.475326	-5.44%	14,960
2010	17.188036	21.653562	25.98%	6,131
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.878324	-1.22%	17,548
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.034011	12.116632	20.76%	18,952
2012	8.956120	10.034011	12.04%	20,893
2011	10.306003	8.956120	-13.10%	11,510
2010*	10.000000	10.306003	3.06%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.231297	17.149472	29.61%	17,646
2012	10.982532	13.231297	20.48%	18,893
2011	11.280501	10.982532	-2.64%	11,385
2010*	10.000000	11.280501	12.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.928417	12.531340	26.22%	2,205
2012*	10.000000	9.928417	-0.72%	1,677
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.710282	13.032547	34.21%	5,986
2012*	10.000000	9.710282	-2.90%	6,726
42

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.478931	16.571392	22.94%	337,621
2012	11.512000	13.478931	17.09%	323,245
2011	12.626540	11.512000	-8.83%	216,182
2010	11.825400	12.626540	6.77%	47,867
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.782323	11.705933	8.57%	7,421
2012*	10.000000	10.782323	7.82%	73,404
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.037435	12.814288	27.66%	5,238
2012*	10.000000	10.037435	0.37%	618
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.962185	26.956617	28.60%	32,212
2012	17.226388	20.962185	21.69%	37,376
2011	18.840477	17.226388	-8.57%	24,303
2010	18.009002	18.840477	4.62%	13,096
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.929462	13.208445	33.02%	8,950
2012*	10.000000	9.929462	-0.71%	8,032
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.506835	33.130857	12.28%	6,953
2012	26.536056	29.506835	11.20%	7,808
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.196918	14.148077	38.75%	2,862
2012*	10.000000	10.196918	1.97%	2,092
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.690785	24.900646	33.22%	58,031
2012	16.417040	18.690785	13.85%	59,962
2011	16.787166	16.417040	-2.20%	45,758
2010	15.362835	16.787166	9.27%	16,404
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.780323	14.772760	25.40%	72,064
2012	10.342861	11.780323	13.90%	70,803
2011	10.717202	10.342861	-3.49%	44,651
2010*	10.000000	10.717202	7.17%	11,993
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.119285	12.866247	27.15%	37,560
2012	9.052463	10.119285	11.78%	39,339
2011*	10.000000	9.052463	-9.48%	14,770
43

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.309114	19.805247	29.37%	27,951
2012	13.615559	15.309114	12.44%	30,339
2011	13.790494	13.615559	-1.27%	23,984
2010	12.404567	13.790494	11.17%	3,604
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.293817	13.679983	21.13%	3,855,475
2012	9.934130	11.293817	13.69%	3,871,016
2011	10.017612	9.934130	-0.83%	3,125,488
2010	9.102112	10.017612	10.06%	1,155,046
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.470453	10.979648	-4.28%	1,015,933
2012	11.122824	11.470453	3.13%	890,951
2011	10.707494	11.122824	3.88%	589,159
2010	10.282254	10.707494	4.14%	255,955
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.802543	14.917365	26.39%	104,841
2012	9.839907	11.802543	19.95%	109,646
2011	11.042898	9.839907	-10.89%	89,000
2010	10.098290	11.042898	9.35%	50,156
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.556109	13.442503	27.34%	190,177
2012	9.151941	10.556109	15.34%	197,338
2011	9.772798	9.151941	-6.35%	157,318
2010	8.415640	9.772798	16.13%	41,144
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.200983	12.020395	30.64%	1,112,994
2012	8.000182	9.200983	15.01%	1,201,875
2011	8.328583	8.000182	-3.94%	821,337
2010	7.638486	8.328583	9.03%	349,180
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.015902	22.619836	32.93%	29,359
2012	14.656457	17.015902	16.10%	34,327
2011	15.307241	14.656457	-4.25%	28,681
2010	13.495264	15.307241	13.43%	13,558
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.646821	12.193947	41.02%	46,389
2012	7.532982	8.646821	14.79%	28,833
2011	8.678463	7.532982	-13.20%	17,185
2010	7.655149	8.678463	13.37%	953
44

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.940186	13.531460	36.13%	24,856
2012	9.083641	9.940186	9.43%	22,538
2011	9.557223	9.083641	-4.96%	15,583
2010	7.872447	9.557223	21.40%	3,010
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.537949	12.133258	27.21%	40,608
2012	8.358114	9.537949	14.12%	27,486
2011	9.086283	8.358114	-8.01%	12,239
2010	8.044836	9.086283	12.95%	33,352
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.663756	12.012839	12.65%	1,739,999
2012	9.773150	10.663756	9.11%	1,756,219
2011	10.082476	9.773150	-3.07%	1,144,192
2010	9.294787	10.082476	8.47%	392,007
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.237652	12.195542	19.12%	2,659,535
2012	9.169449	10.237652	11.65%	2,618,766
2011	9.665696	9.169449	-5.13%	2,191,624
2010	8.753321	9.665696	10.42%	841,266
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.087244	11.430565	3.10%	852,235
2012	10.497989	11.087244	5.61%	890,205
2011	10.535889	10.497989	-0.36%	682,745
2010	10.040691	10.535889	4.93%	194,233
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.461468	12.108469	15.74%	2,597,522
2012	9.476046	10.461468	10.40%	2,534,821
2011	9.874824	9.476046	-4.04%	1,933,843
2010	9.024479	9.874824	9.42%	606,889
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.946771	12.145260	22.10%	115,564
2012	8.835604	9.946771	12.58%	118,501
2011	9.433360	8.835604	-6.34%	111,526
2010	8.473381	9.433360	11.33%	27,409
45

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.857085	11.865930	9.29%	1,214,177
2012	10.042298	10.857085	8.11%	1,208,797
2011	10.248492	10.042298	-2.01%	1,012,770
2010	9.566746	10.248492	7.13%	407,218
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.099576	11.634780	-3.84%	19,411
2012	11.458211	12.099576	5.60%	19,894
2011	10.976951	11.458211	4.38%	27,484
2010	10.463248	10.976951	4.91%	4,942
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.075685	12.583641	-3.76%	33,889
2012	12.424769	13.075685	5.24%	34,818
2011	11.924351	12.424769	4.20%	19,846
2010	11.225826	11.924351	6.22%	2,316
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.961773	12.218455	-5.73%	31,855
2012	12.801881	12.961773	1.25%	38,169
2011	12.147918	12.801881	5.38%	19,731
2010	11.800022	12.147918	2.95%	10,805
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.694573	8.887692	15.51%	25,992
2012	6.796997	7.694573	13.21%	23,636
2011	7.686505	6.796997	-11.57%	19,653
2010	6.923092	7.686505	11.03%	2,289
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.632502	10.263564	18.89%	22,602
2012	7.432925	8.632502	16.14%	17,349
2011	8.680525	7.432925	-14.37%	11,653
2010	8.226406	8.680525	5.52%	1,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.273978	22.846408	25.02%	50,513
2012	16.048045	18.273978	13.87%	50,749
2011	17.001736	16.048045	-5.61%	21,338
2010	15.095973	17.001736	12.62%	11,799
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.221841	14.734335	11.44%	919,122
2012	12.303112	13.221841	7.47%	880,994
2011	12.411964	12.303112	-0.88%	465,128
2010	11.503903	12.411964	7.89%	127,519
46

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.250979	16.731206	17.40%	948,489
2012	12.922393	14.250979	10.28%	925,618
2011	13.276309	12.922393	-2.67%	689,292
2010	12.061576	13.276309	10.07%	87,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.003124	13.392845	3.00%	616,654
2012	12.584001	13.003124	3.33%	731,600
2011	12.442939	12.584001	1.13%	484,338
2010	11.959774	12.442939	4.04%	81,492
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.887798	18.205323	14.59%	793,071
2012	14.593590	15.887798	8.87%	737,597
2011	14.858981	14.593590	-1.79%	540,490
2010	13.635381	14.858981	8.97%	211,811
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.402708	20.924427	20.24%	86,746
2012	15.570810	17.402708	11.76%	83,216
2011	16.191935	15.570810	-3.84%	58,902
2010	14.605638	16.191935	10.86%	18,903
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.603455	15.853731	8.56%	447,769
2012	13.758057	14.603455	6.14%	477,142
2011	13.719595	13.758057	0.28%	314,800
2010	12.867974	13.719595	6.62%	94,578
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.312714	20.503983	33.90%	13,112
2012	13.161472	15.312714	16.34%	10,273
2011	13.738189	13.161472	-4.20%	9,446
2010	12.885329	13.738189	6.62%	2,655
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.477812	30.690390	30.72%	20,125
2012	20.342486	23.477812	15.41%	20,357
2011	21.244633	20.342486	-4.25%	13,089
2010	17.133429	21.244633	24.00%	4,403
47

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.769905	9.598934	-1.75%	306,078
2012	9.944406	9.769905	-1.75%	380,873
2011	10.121033	9.944406	-1.75%	141,315
2010	10.301295	10.121033	-1.75%	28,180
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.962997	14.535835	-2.85%	90,327
2012	13.568081	14.962997	10.28%	85,535
2011	13.083288	13.568081	3.71%	69,577
2010	12.041376	13.083288	8.65%	25,707
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.120622	10.849797	18.96%	57,731
2013	9.120622	10.849797	18.96%	46,576
2012	8.036198	9.120622	13.49%	48,934
2011	9.050027	8.036198	-11.20%	37,550
2010	8.093736	9.050027	11.82%	4,762
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.822877	12.972341	32.06%	64,001
2012	8.608756	9.822877	14.10%	57,910
2011	9.054459	8.608756	-4.92%	48,335
2010	7.988688	9.054459	13.34%	11,181
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.274032	12.303435	32.67%	107,598
2012	8.027444	9.274032	15.53%	97,894
2011	8.700219	8.027444	-7.73%	78,634
2010	7.854021	8.700219	10.77%	13,658
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.135533	13.802708	36.18%	41,864
2012	8.998670	10.135533	12.63%	50,980
2011	9.585284	8.998670	-6.12%	40,780
2010	7.714076	9.585284	24.26%	5,672
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.038815	14.715228	33.30%	28,864
2012	9.657332	11.038815	14.31%	21,162
2011	10.062592	9.657332	-4.03%	11,515
2010	8.560970	10.062592	17.54%	3,588
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.357297	21.720263	41.43%	11,586
2012	13.821797	15.357297	11.11%	11,326
2011	14.189699	13.821797	-2.59%	6,211
2010	11.544128	14.189699	22.92%	1,513
48

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.806201	31.375631	37.57%	4,803
2012	19.295405	22.806201	18.19%	3,932
2011	20.771140	19.295405	-7.10%	1,736
2010	16.715464	20.771140	24.26%	1,024
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.262124	29.361478	38.09%	17,372
2012	18.781832	21.262124	13.21%	17,902
2011	20.293371	18.781832	-7.45%	15,336
2010	16.526315	20.293371	22.79%	623
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.219252	19.557070	28.50%	19,946
2012	13.606781	15.219252	11.85%	18,029
2011	13.796466	13.606781	-1.37%	13,243
2010	12.402068	13.796466	11.24%	12,205
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.782698	10.880056	0.90%	43,565
2012	9.495610	10.782698	13.55%	41,366
2011	9.105436	9.495610	4.29%	22,150
2010	7.138633	9.105436	27.55%	12,491
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.663193	16.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.534295	10.360863	-1.65%	53,215
2012	10.357453	10.534295	1.71%	41,869
2011	10.406354	10.357453	-0.47%	30,684
2010	10.341446	10.406354	0.63%	3,183
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.604035	16.051858	17.99%	64,811
2012	11.581113	13.604035	17.47%	73,729
2011	13.459684	11.581113	-13.96%	65,439
2010	12.881784	13.459684	4.49%	20,098
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.359573	10.241052	-1.14%	44,316
2012	10.080351	10.359573	2.77%	42,718
2011	10.229857	10.080351	-1.46%	26,099
2010	9.889402	10.229857	3.44%	1,670
49

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.284679	21.029962	29.14%	21,396
2012	14.214463	16.284679	14.56%	21,912
2011	14.512770	14.214463	-2.06%	19,600
2010	12.752848	14.512770	13.80%	6,033
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.812364	31.518440	38.16%	21,365
2012	19.732795	22.812364	15.61%	16,419
2011	20.573839	19.732795	-4.09%	13,629
2010	17.016614	20.573839	20.90%	3,468
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.592193	10.418202	-1.64%	28,804
2012*	10.000000	10.592193	5.92%	27,596
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.825863	11.773874	-8.20%	18,359
2012	12.405808	12.825863	3.39%	17,243
2011	11.646011	12.405808	6.52%	15,362
2010	10.837712	11.646011	7.46%	9,356
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.633026	11.402909	-1.98%	300,983
2012	11.196933	11.633026	3.89%	296,991
2011	11.282116	11.196933	-0.76%	200,567
2010	10.916941	11.282116	3.35%	59,170
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.729699	10.309273	-3.92%	469,442
2012	9.973762	10.729699	7.58%	482,690
2011*	10.000000	9.973762	-0.26%	167,907
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.674413	21.700606	47.88%	28,955
2012	11.401817	14.674413	28.70%	26,314
2011	10.512665	11.401817	8.46%	29,953
2010*	10.000000	10.512665	5.13%	1,572
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.706281	10.540980	8.60%	21,094
2012*	10.000000	9.706281	-2.94%	26,613
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.610602	10.414541	8.37%	20,336
2012*	10.000000	9.610602	-3.89%	15,788
50

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.020725	23.647102	47.60%	16,944
2012	15.116906	16.020725	5.98%	20,520
2011	16.126972	15.116906	-6.26%	15,919
2010	12.947558	16.126972	24.56%	6,529
51

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
2011	22.084830	19.807956	-10.31%	0
2010	17.774548	22.084830	24.25%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.329952	12.872186	-10.17%	941
2012	13.596485	14.329952	5.39%	830
2011	12.396085	13.596485	9.68%	1,240
2010	12.014646	12.396085	3.17%	706
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.444726	19.691725	27.50%	119
2012	13.539412	15.444726	14.07%	130
2011	13.911364	13.539412	-2.67%	134
2010	11.912745	13.911364	16.78%	1,089
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.226327	14.853093	12.30%	385
2012	12.254789	13.226327	7.93%	372
2011	12.956952	12.254789	-5.42%	349
2010	12.027073	12.956952	7.73%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.047568	31.831718	38.11%	10,989
2012	20.289105	23.047568	13.60%	11,725
2011	20.555092	20.289105	-1.29%	12,021
2010	16.643625	20.555092	23.50%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.582303	21.435938	29.27%	399
2012	14.631439	16.582303	13.33%	427
2011	14.668947	14.631439	-0.26%	0
2010	13.048410	14.668947	12.42%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.113277	20.294696	18.59%	7,883
2012	15.831612	17.113277	8.10%	13,010
2011	14.833045	15.831612	6.73%	779
2010	13.136134	14.833045	12.92%	0
52

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
2010	10.905056	12.046245	10.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	0
2010	10.801171	12.120556	12.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
2010	10.551525	12.002147	13.75%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.834717	19.294532	21.85%	0
2012	15.404595	15.834717	2.79%	0
2011	16.555210	15.404595	-6.95%	0
2010	14.155272	16.555210	16.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.567748	20.786507	25.46%	1,191
2012	14.421183	16.567748	14.88%	1,313
2011	14.596869	14.421183	-1.20%	947
2010	12.941302	14.596869	12.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.369918	21.851505	33.49%	9,922
2012	14.579335	16.369918	12.28%	11,718
2011	14.858393	14.579335	-1.88%	19,001
2010	12.221840	14.858393	21.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.538964	13.013706	-3.88%	218
2012	13.062768	13.538964	3.65%	188
2011	12.433559	13.062768	5.06%	0
2010	11.778830	12.433559	5.56%	4,555
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.535746	34.053791	33.36%	1,774
2012	22.710878	25.535746	12.44%	1,944
2011	25.955059	22.710878	-12.50%	3,244
2010	20.567387	25.955059	26.20%	5,548
53

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.315924	15.733181	27.75%	2,076
2012	10.418061	12.315924	18.22%	3,078
2011	12.848501	10.418061	-18.92%	2,704
2010	11.602372	12.848501	10.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.736606	14.243831	11.83%	0
2012	11.519704	12.736606	10.56%	0
2011	11.463051	11.519704	0.49%	0
2010	10.365402	11.463051	10.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.576811	31.526727	33.72%	329
2012	20.291086	23.576811	16.19%	404
2011	21.480554	20.291086	-5.54%	407
2010	17.068056	21.480554	25.85%	16
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.871599	-1.28%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.011908	12.077643	20.63%	891
2012	8.945515	10.011908	11.92%	2,726
2011	10.304278	8.945515	-13.19%	2,419
2010*	10.000000	10.304278	3.04%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.202155	17.094293	29.48%	36,334
2012	10.969534	13.202155	20.35%	28,949
2011	11.278617	10.969534	-2.74%	29,561
2010*	10.000000	11.278617	12.79%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.921681	12.510093	26.09%	948
2012*	10.000000	9.921681	-0.78%	1,045
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.703580	13.010319	34.08%	0
2012*	10.000000	9.703580	-2.96%	0
54

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.428712	16.492857	22.82%	2,312
2012	11.480811	13.428712	16.97%	1,147
2011	12.605139	11.480811	-8.92%	1,561
2010	11.817371	12.605139	6.67%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.775009	11.686094	8.46%	11,565
2012*	10.000000	10.775009	7.75%	5,833
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.752441	26.659761	28.47%	142
2012	17.071424	20.752441	21.56%	150
2011	18.689987	17.071424	-8.66%	169
2010	17.883341	18.689987	4.51%	7,670
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.922620	13.185918	32.89%	2,864
2012*	10.000000	9.922620	-0.77%	2,856
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.503779	24.626427	33.09%	16,504
2012	16.269377	18.503779	13.73%	12,325
2011	16.653081	16.269377	-2.30%	12,318
2010	15.255643	16.653081	9.16%	12,186
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.748430	14.717782	25.27%	24,524
2012	10.325388	11.748430	13.78%	16,116
2011	10.709979	10.325388	-3.59%	17,738
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.102135	12.831377	27.02%	86
2012	9.046352	10.102135	11.67%	0
2011*	10.000000	9.046352	-9.54%	1,593
55

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.252060	19.711374	29.24%	111
2012	13.578667	15.252060	12.32%	121
2011	13.767110	13.578667	-1.37%	0
2010	12.396141	13.767110	11.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.217368	13.573557	21.00%	103,144
2012	9.876964	11.217368	13.57%	102,908
2011	9.970101	9.876964	-0.93%	83,533
2010	9.068158	9.970101	9.95%	38,811
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.392820	10.894232	-4.38%	77,161
2012	11.058827	11.392820	3.02%	63,462
2011	10.656705	11.058827	3.77%	51,570
2010	10.243901	10.656705	4.03%	21,923
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.722659	14.801329	26.26%	6,661
2012	9.783291	11.722659	19.82%	1,797
2011	10.990536	9.783291	-10.98%	3,194
2010	10.060622	10.990536	9.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.484616	13.337885	27.21%	30,448
2012	9.099247	10.484616	15.23%	16,573
2011	9.726409	9.099247	-6.45%	10,293
2010	8.384221	9.726409	16.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.148015	11.939049	30.51%	81,354
2012	7.962252	9.148015	14.89%	84,596
2011	8.297526	7.962252	-4.04%	77,646
2010	7.617747	8.297526	8.92%	30,620
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.845598	22.370662	32.80%	6,001
2012	14.524582	16.845598	15.98%	1,242
2011	15.184938	14.524582	-4.35%	2,406
2010	13.401074	15.184938	13.31%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.605792	12.123743	40.88%	376
2012	7.504897	8.605792	14.67%	473
2011	8.654916	7.504897	-13.29%	1,499
2010	7.642153	8.654916	13.25%	79
56

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.893050	13.453603	35.99%	26,323
2012	9.049793	9.893050	9.32%	24,700
2011	9.531298	9.049793	-5.05%	45,898
2010	7.859069	9.531298	21.28%	4,682
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.613196	11.943715	12.54%	37,802
2012	9.736744	10.613196	9.00%	38,301
2011	10.055121	9.736744	-3.17%	29,507
2010	9.278998	10.055121	8.36%	12,386
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.189136	12.125412	19.00%	88,807
2012	9.135318	10.189136	11.54%	89,796
2011	9.639496	9.135318	-5.23%	57,662
2010	8.738475	9.639496	10.31%	38,970
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	158,665
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.411868	12.038799	15.63%	121,296
2012	9.440750	10.411868	10.29%	92,126
2011	9.848044	9.440750	-4.14%	22,776
2010	9.009172	9.848044	9.31%	5,752
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
57

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.805629	11.797690	9.18%	4,529
2012	10.004897	10.805629	8.00%	2,564
2011	10.220701	10.004897	-2.11%	798
2010	9.550512	10.220701	7.02%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0
2010	10.445512	10.947201	4.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.013750	12.511292	-3.86%	347
2012	12.378536	13.013750	5.13%	299
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0
2011	12.050888	12.686748	5.28%	0
2010	11.717690	12.050888	2.84%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.658091	8.836548	15.39%	3,328
2012	6.771668	7.658091	13.09%	6,057
2011	7.665647	6.771668	-11.66%	17,308
2010	6.911330	7.665647	10.91%	5,710
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.574084	10.183736	18.77%	6,177
2012	7.390148	8.574084	16.02%	2,559
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.091136	22.594794	24.89%	0
2012	15.903701	18.091136	13.75%	0
2011	16.865953	15.903701	-5.71%	0
2010	14.990655	16.865953	12.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.172548	14.664468	11.33%	2,332
2012	12.269767	13.172548	7.36%	2,359
2011	12.390907	12.269767	-0.98%	2,127
2010	11.496080	12.390907	7.78%	0
58

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.197850	16.651882	17.28%	9,599
2012	12.887370	14.197850	10.17%	9,713
2011	13.253792	12.887370	-2.76%	9,828
2010	12.053380	13.253792	9.96%	4,623
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0
2011	12.343508	12.470780	1.03%	0
2010	11.876288	12.343508	3.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.728790	18.004799	14.47%	20,417
2012	14.462282	15.728790	8.76%	15,892
2011	14.740247	14.462282	-1.89%	10,028
2010	13.540200	14.740247	8.86%	7,960
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0
2011	16.062594	15.430735	-3.93%	0
2010	14.503712	16.062594	10.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.457393	15.679197	8.45%	28,975
2012	13.634356	14.457393	6.04%	29,341
2011	13.610050	13.634356	0.18%	12,735
2010	12.778219	13.610050	6.51%	1,427
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0
2011	13.714900	13.125810	-4.30%	0
2010	12.876575	13.714900	6.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.242853	30.352358	30.59%	1,260
2012	20.159477	23.242853	15.29%	1,362
2011	21.074937	20.159477	-4.34%	1,362
2010	17.013868	21.074937	23.87%	0
59

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.671770	9.492846	-1.85%	16,364
2012	9.854573	9.671770	-1.86%	26,496
2011	10.039796	9.854573	-1.84%	10,002
2010	10.229014	10.039796	-1.85%	1,726
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.813348	14.375806	-2.95%	44,144
2012	13.446101	14.813348	10.17%	26,295
2011	12.978836	13.446101	3.60%	28,691
2010	11.957409	12.978836	8.54%	5,674
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.077393	10.787388	18.84%	17,013
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	17,726
2011	9.025504	8.006280	-11.29%	12,769
2010	8.080005	9.025504	11.70%	53
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.776303	12.897708	31.93%	35,295
2012	8.576687	9.776303	13.99%	34,889
2011	9.029911	8.576687	-5.02%	34,254
2010	7.975139	9.029911	13.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.230031	12.232607	32.53%	1,746
2012	7.997515	9.230031	15.41%	2,015
2011	8.676601	7.997515	-7.83%	1,988
2010	7.840677	8.676601	10.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.087466	13.723288	36.04%	17,924
2012	8.965139	10.087466	12.52%	18,406
2011	9.559284	8.965139	-6.22%	19,440
2010	7.700979	9.559284	24.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.986464	14.630542	33.17%	710
2012	9.621339	10.986464	14.19%	859
2011	10.035290	9.621339	-4.12%	944
2010	8.546437	10.035290	17.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.203622	21.481055	41.29%	8,723
2012	13.697455	15.203622	11.00%	9,035
2011	14.076350	13.697455	-2.69%	9,096
2010	11.463564	14.076350	22.79%	0
60

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.577981	31.030082	37.44%	1,837
2012	19.121810	22.577981	18.07%	141
2011	20.605213	19.121810	-7.20%	381
2010	16.598802	20.605213	24.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
2011	20.131252	18.612848	-7.54%	0
2010	16.410976	20.131252	22.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
2011	13.686234	13.484355	-1.48%	0
2010	12.315506	13.686234	11.13%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.731513	10.817384	0.80%	9,084
2012	9.460182	10.731513	13.44%	7,920
2011	9.080691	9.460182	4.18%	8,392
2010	7.126472	9.080691	27.42%	1,617
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.655259	16.55%	6,512
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.484347	10.301244	-1.75%	449
2012	10.318874	10.484347	1.60%	411
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.522875	25.23%	46
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.553328	15.975750	17.87%	2,812
2012	11.549727	13.553328	17.35%	2,986
2011	13.436871	11.549727	-14.04%	2,339
2010	12.873037	13.436871	4.38%	51
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.255879	10.128225	-1.24%	406
2012	9.989651	10.255879	2.67%	385
2011	10.148128	9.989651	-1.56%	338
2010	9.820384	10.148128	3.34%	524
61

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.121711	20.798334	29.01%	4,562
2012	14.086578	16.121711	14.45%	4,667
2011	14.396821	14.086578	-2.15%	3,988
2010	12.663841	14.396821	13.68%	52
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.584078	31.171298	38.02%	489
2012	19.555273	22.584078	15.49%	579
2011	20.409488	19.555273	-4.19%	459
2010	16.897853	20.409488	20.78%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.585007	10.400537	-1.74%	6,836
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.778050	11.718051	-8.30%	3,000
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
2010	10.830339	11.626247	7.35%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.589647	11.348829	-2.08%	27,219
2012	11.166580	11.589647	3.79%	18,254
2011	11.262962	11.166580	-0.86%	17,999
2010	10.909511	11.262962	3.24%	4,555
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.711515	10.281324	-4.02%	20,077
2012	9.967028	10.711515	7.47%	22,245
2011*	10.000000	9.967028	-0.33%	16,984
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.634667	21.619829	47.73%	9,173
2012	11.382550	14.634667	28.57%	2,437
2011	10.505563	11.382550	8.35%	1,209
2010*	10.000000	10.505563	5.06%	902
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.699657	10.523064	8.49%	0
2012*	10.000000	9.699657	-3.00%	917
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
62

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.888672	23.428352	47.45%	753
2012	15.007617	15.888672	5.87%	883
2011	16.026653	15.007617	-6.36%	2,900
2010	12.880121	16.026653	24.43%	3,679
63

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.685955	30.599720	34.88%	39
2012	19.540947	22.685955	16.09%	42
2011	21.820428	19.540947	-10.45%	44
2010	17.588597	21.820428	24.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.112464	12.657454	-10.31%	0
2012	13.410674	14.112464	5.23%	0
2011	12.245336	13.410674	9.52%	0
2010	11.886696	12.245336	3.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.264684	19.432451	27.30%	145
2012	13.402114	15.264684	13.90%	148
2011	13.791333	13.402114	-2.82%	2,537
2010	11.828022	13.791333	16.60%	91
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.152347	14.747464	12.13%	110
2012	12.204946	13.152347	7.76%	99
2011	12.923966	12.204946	-5.56%	1,290
2010	12.014804	12.923966	7.57%	1,319
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.176596	21.77%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.702082	31.306695	37.90%	1,264
2012	20.015618	22.702082	13.42%	1,280
2011	20.308990	20.015618	-1.44%	1,123
2010	16.469490	20.308990	23.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.333683	21.082293	29.07%	770
2012	14.434186	16.333683	13.16%	742
2011	14.493289	14.434186	-0.41%	253
2010	12.911867	14.493289	12.25%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.856739	19.959928	18.41%	0
2012	15.618215	16.856739	7.93%	0
2011	14.655453	15.618215	6.57%	2,052
2010	12.998709	14.655453	12.75%	0
64

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.743149	14.136329	10.93%	0
2012	11.653935	12.743149	9.35%	0
2011	11.942285	11.653935	-2.41%	0
2010	10.827476	11.942285	10.30%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.886464	14.603300	13.32%	0
2012	11.629948	12.886464	10.80%	0
2011	12.015974	11.629948	-3.21%	0
2010	10.724355	12.015974	12.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
2011	11.898578	11.331155	-4.77%	0
2010	10.476459	11.898578	13.57%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.650026	19.040356	21.66%	84
2012	15.248274	15.650026	2.63%	83
2011	16.412262	15.248274	-7.09%	76
2010	14.054514	16.412262	16.78%	79
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.319340	20.443580	25.27%	752
2012	14.226743	16.319340	14.71%	730
2011	14.422051	14.226743	-1.35%	285
2010	12.805864	14.422051	12.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.124534	21.491087	33.28%	851
2012	14.382815	16.124534	12.11%	850
2011	14.680492	14.382815	-2.03%	2,447
2010	12.093964	14.680492	21.39%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.336017	12.799039	-4.03%	484
2012	12.886699	13.336017	3.49%	372
2011	12.284691	12.886699	4.90%	331
2010	11.655600	12.284691	5.40%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.152950	33.492090	33.15%	645
2012	22.404753	25.152950	12.27%	663
2011	25.644353	22.404753	-12.63%	1,683
2010	20.352237	25.644353	26.00%	47
65

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.153747	15.502295	27.55%	814
2012	10.296645	12.153747	18.04%	837
2011	12.718192	10.296645	-19.04%	369
2010	11.502257	12.718192	10.57%	97
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.877544	11.981099	21.30%	13,255
2012	8.739564	9.877544	13.02%	13,257
2011	9.057230	8.739564	-3.51%	12,644
2010	8.382437	9.057230	8.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.607377	14.077774	11.66%	0
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	0
2010	10.307392	11.381495	10.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	0
2011	21.223345	20.017536	-5.68%	0
2010	16.889459	21.223345	25.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.861505	-1.38%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.978802	12.019327	20.45%	0
2012	8.929610	9.978802	11.75%	0
2011	10.301686	8.929610	-13.32%	0
2010*	10.000000	10.301686	3.02%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.693522	12.976990	33.87%	127
2012*	10.000000	9.693522	-3.06%	135
66

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.353591	16.375548	22.63%	174
2012	11.434104	13.353591	16.79%	171
2011	12.573051	11.434104	-9.06%	168
2010	11.805310	12.573051	6.50%	96
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.020404	12.760017	27.34%	0
2012*	10.000000	10.020404	0.20%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.441302	26.219945	28.27%	154
2012	16.841270	20.441302	21.38%	145
2011	18.466169	16.841270	-8.80%	165
2010	17.696209	18.466169	4.35%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.912337	13.152135	32.68%	432
2012*	10.000000	9.912337	-0.88%	432
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.773624	32.225426	12.00%	36
2012	25.942858	28.773624	10.91%	34
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.179611	14.088176	38.40%	0
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.226412	24.220258	32.89%	0
2012	16.050085	18.226412	13.56%	0
2011	16.453716	16.050085	-2.45%	0
2010	15.096050	16.453716	8.99%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.076431	12.779192	26.82%	0
2012	9.037179	10.076431	11.50%	0
2011*	10.000000	9.037179	-9.63%	0
67

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0
2011	13.732077	13.523452	-1.52%	0
2010	12.383510	13.732077	10.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.103511	13.415262	20.82%	9,207
2012	9.791710	11.103511	13.40%	9,460
2011	9.899139	9.791710	-1.09%	7,329
2010	9.017389	9.899139	9.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.277224	10.767219	-4.52%	4,821
2012	10.963430	11.277224	2.86%	4,212
2011	10.580908	10.963430	3.62%	1,506
2010	10.186610	10.580908	3.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.603661	14.628691	26.07%	4,764
2012	9.698831	11.603661	19.64%	4,765
2011	10.912299	9.698831	-11.12%	6,381
2010	10.004291	10.912299	9.08%	1,268
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	0
2010	8.337279	9.657187	15.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.069012	11.817868	30.31%	11,198
2012	7.905590	9.069012	14.72%	11,761
2011	8.251065	7.905590	-4.19%	9,057
2010	7.586684	8.251065	8.76%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
2011	15.003144	14.328796	-4.49%	0
2010	13.260872	15.003144	13.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
68

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
2011	9.492455	8.999172	-5.20%	0
2010	7.839014	9.492455	21.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
2011	10.014215	9.682343	-3.31%	0
2010	9.255380	10.014215	8.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	119
2010	8.716193	9.600233	10.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.956237	11.266760	2.83%	86
2012	10.400470	10.956237	5.34%	90
2011	10.464567	10.400470	-0.61%	94
2010	9.998153	10.464567	4.67%	98
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.337789	11.934880	15.45%	0
2012	9.387965	10.337789	10.12%	0
2011	9.807936	9.387965	-4.28%	0
2010	8.986208	9.807936	9.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	0
2010	8.437446	9.369473	11.05%	0
69

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	0
2010	9.526187	10.179093	6.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
2011	10.902664	11.351786	4.12%	0
2010	10.418934	10.902664	4.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.639749	11.884578	-5.97%	773
2012	12.515767	12.639749	0.99%	610
2011	11.906618	12.515767	5.12%	0
2010	11.595134	11.906618	2.69%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
2011	7.634417	6.733779	-11.80%	0
2010	6.893687	7.634417	10.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.819897	22.222051	24.70%	0
2012	15.689283	17.819897	13.58%	0
2011	16.663996	15.689283	-5.85%	0
2010	14.833793	16.663996	12.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	0
70

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	72
2010	12.041092	13.220057	9.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.679994	13.026816	2.74%	0
2012	12.302669	12.679994	3.07%	0
2011	12.195709	12.302669	0.88%	86
2010	11.752039	12.195709	3.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.492993	17.707774	14.30%	0
2012	14.267335	15.492993	8.59%	0
2011	14.563770	14.267335	-2.04%	0
2010	13.398560	14.563770	8.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.970293	20.352612	19.93%	0
2012	15.222735	16.970293	11.48%	0
2011	15.870272	15.222735	-4.08%	0
2010	14.351968	15.870272	10.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.240613	15.420492	8.29%	0
2012	13.450525	14.240613	5.87%	0
2011	13.447050	13.450525	0.03%	0
2010	12.644506	13.447050	6.35%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.170352	20.261702	33.56%	0
2012	13.072444	15.170352	16.05%	0
2011	13.680001	13.072444	-4.44%	0
2010	12.863456	13.680001	6.35%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.894411	29.851666	30.39%	0
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	0
2010	16.835846	20.822591	23.68%	0
71

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.526205	9.335684	-2.00%	574
2012	9.721147	9.526205	-2.01%	460
2011	9.918980	9.721147	-1.99%	181
2010	10.121394	9.918980	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.591290	14.138664	-3.10%	0
2012	13.264856	14.591290	10.00%	0
2011	12.823431	13.264856	3.44%	0
2010	11.832311	12.823431	8.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.012807	10.694285	18.66%	919
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	919
2011	8.988754	7.961507	-11.43%	919
2010	8.059411	8.988754	11.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.706761	12.786410	31.73%	5,285
2012	8.528738	9.706761	13.81%	5,285
2011	8.993135	8.528738	-5.16%	6,218
2010	7.954801	8.993135	13.05%	954
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	935
2010	7.820676	8.641256	10.49%	956
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.015678	13.604811	35.84%	2,855
2012	8.915007	10.015678	12.35%	2,855
2011	9.520352	8.915007	-6.36%	3,759
2010	7.681338	9.520352	23.94%	925
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	825
2010	8.524647	9.994435	17.24%	844
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.975638	21.126635	41.07%	1,450
2012	13.512761	14.975638	10.83%	1,450
2011	13.907761	13.512761	-2.84%	1,759
2010	11.343579	13.907761	22.60%	316
72

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	207
2010	16.425105	20.358457	23.95%	212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	0
2010	16.239254	19.890197	22.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
2011	13.522357	13.302572	-1.63%	0
2010	12.186641	13.522357	10.96%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.655105	10.723935	0.65%	616
2012	9.407227	10.655105	13.27%	588
2011	9.043639	9.407227	4.02%	592
2010	7.108237	9.043639	27.23%	135
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.643359	16.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.477526	15.862133	17.69%	888
2012	11.502750	13.477526	17.17%	876
2011	13.402685	11.502750	-14.18%	268
2010	12.859919	13.402685	4.22%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.102178	9.961196	-1.40%	0
2012	9.855025	10.102178	2.51%	0
2011	10.026637	9.855025	-1.71%	0
2010	9.717674	10.026637	3.18%	0
73

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.879991	20.455224	28.81%	0
2012	13.896643	15.879991	14.27%	0
2011	14.224403	13.896643	-2.30%	0
2010	12.531309	14.224403	13.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.245507	30.657127	37.81%	0
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	0
2010	16.721060	20.165129	20.60%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.706539	11.634658	-8.44%	2,942
2012	12.321835	12.706539	3.12%	2,942
2011	11.596615	12.321835	6.25%	3,247
2010	10.819270	11.596615	7.18%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.524803	11.268074	-2.23%	1,039
2012	11.121145	11.524803	3.63%	830
2011	11.234258	11.121145	-1.01%	320
2010	10.898362	11.234258	3.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.684266	10.239501	-4.16%	1,558
2012	9.956927	10.684266	7.30%	1,233
2011*	10.000000	9.956927	-0.43%	467
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.575218	21.499141	47.50%	131
2012	11.353689	14.575218	28.37%	149
2011	10.494926	11.353689	8.18%	3,017
2010*	10.000000	10.494926	4.95%	119
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.594282	10.370399	8.09%	108
2012*	10.000000	9.594282	-4.06%	96
74

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.692372	23.103587	47.23%	0
2012	14.844951	15.692372	5.71%	0
2011	15.877167	14.844951	-6.50%	0
2010	12.779480	15.877167	24.24%	0
75

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.458355	30.261854	34.75%	17,201
2012	19.364694	22.458355	15.98%	17,348
2011	21.645669	19.364694	-10.54%	32,547
2010	17.465534	21.645669	23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.099288	11.067087	9.58%	61
2012*	10.000000	10.099288	0.99%	55
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.969137	12.516108	-10.40%	3,737
2012	13.288066	13.969137	5.13%	11,238
2011	12.145743	13.288066	9.41%	18,894
2010	11.802059	12.145743	2.91%	11,926
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.145649	19.261251	27.17%	3,000
2012	13.311218	15.145649	13.78%	3,023
2011	13.711769	13.311218	-2.92%	0
2010	11.771784	13.711769	16.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.103201	14.677369	12.01%	68,672
2012	12.171792	13.103201	7.65%	28,427
2011	12.901996	12.171792	-5.66%	26,669
2010	12.006618	12.901996	7.46%	17,332
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.474371	30.961078	37.76%	2,285
2012	19.835131	22.474371	13.31%	2,337
2011	20.146375	19.835131	-1.54%	398
2010	16.354284	20.146375	23.19%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.169811	20.849501	28.94%	7,084
2012	14.303996	16.169811	13.04%	6,423
2011	14.377214	14.303996	-0.51%	14,725
2010	12.821532	14.377214	12.13%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.687695	19.739607	18.29%	42,174
2012	15.477413	16.687695	7.82%	42,167
2011	14.538119	15.477413	6.46%	35,420
2010	12.907789	14.538119	12.63%	0
76

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
2011	11.873459	11.574966	-2.51%	0
2010	10.776056	11.873459	10.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.785948	14.474615	13.21%	9,104
2012	11.551050	12.785948	10.69%	9,099
2011	11.946635	11.551050	-3.31%	1,406
2010	10.673348	11.946635	11.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
2010	10.426657	11.829935	13.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.527989	18.872608	21.54%	51,365
2012	15.144867	15.527989	2.53%	51,437
2011	16.317591	15.144867	-7.19%	43,143
2010	13.987693	16.317591	16.66%	8,355
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.155606	20.217816	25.14%	4,067
2012	14.098424	16.155606	14.59%	4,168
2011	14.306539	14.098424	-1.45%	11,020
2010	12.716264	14.306539	12.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.962768	21.253794	33.15%	25,194
2012	14.253099	15.962768	12.00%	22,541
2011	14.562929	14.253099	-2.13%	37,036
2010	12.009351	14.562929	21.26%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.202218	12.657694	-4.12%	3,645
2012	12.770479	13.202218	3.38%	3,095
2011	12.186292	12.770479	4.79%	1,513
2010	11.574050	12.186292	5.29%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.900640	33.122328	33.02%	4,100
2012	22.202713	24.900640	12.15%	4,269
2011	25.439024	22.202713	-12.72%	1,366
2010	20.209885	25.439024	25.87%	0
77

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.046769	15.350186	27.42%	3,269
2012	10.216457	12.046769	17.92%	360
2011	12.632032	10.216457	-19.12%	368
2010	11.435989	12.632032	10.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.521814	13.967963	11.55%	9,109
2012	11.354426	12.521814	10.28%	5,610
2011	11.327373	11.354426	0.24%	3,816
2010	10.268844	11.327373	10.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.990371	30.664291	33.38%	1,134
2012	19.837005	22.990371	15.90%	1,228
2011	21.053389	19.837005	-5.78%	520
2010	16.771307	21.053389	25.53%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.854783	-1.45%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.956762	11.980545	20.33%	3,779
2012	8.919009	9.956762	11.64%	3,805
2011	10.299959	8.919009	-13.41%	3,224
2010*	10.000000	10.299959	3.00%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.129492	16.956943	29.15%	5,847
2012	10.937073	13.129492	20.05%	6,193
2011	11.273901	10.937073	-2.99%	4,794
2010*	10.000000	11.273901	12.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.904825	12.457051	25.77%	1,985
2012*	10.000000	9.904825	-0.95%	167
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	0
78

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.303702	16.297741	22.51%	35,805
2012	11.403036	13.303702	16.67%	34,332
2011	12.551668	11.403036	-9.15%	2,577
2010	11.797263	12.551668	6.39%	35,916
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.756707	11.636539	8.18%	2,187
2012*	10.000000	10.756707	7.57%	2,213
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.013576	12.738315	27.21%	3,875
2012*	10.000000	10.013576	0.14%	2,427
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.236256	25.930457	28.14%	17,264
2012	16.689381	20.236256	21.25%	19,619
2011	18.318292	16.689381	-8.89%	429
2010	17.572410	18.318292	4.24%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.905487	13.129661	32.55%	13,832
2012*	10.000000	9.905487	-0.95%	12,783
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.484938	31.869561	11.88%	1,480
2012	25.708882	28.484938	10.80%	1,475
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.172689	14.064242	38.25%	3,406
2012*	10.000000	10.172689	1.73%	1,776
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.043582	23.952869	32.75%	3,068
2012	15.905352	18.043582	13.44%	1,745
2011	16.321966	15.905352	-2.55%	0
2010	14.990464	16.321966	8.88%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.668920	14.580986	24.96%	8,008
2012	10.281748	11.668920	13.49%	7,916
2011	10.691901	10.281748	-3.84%	12,427
2010*	10.000000	10.691901	6.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.059319	12.744466	26.69%	3,126
2012	9.031059	10.059319	11.39%	3,222
2011*	10.000000	9.031059	-9.69%	1,592
79

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.110100	19.478221	28.91%	35
2012	13.486709	15.110100	12.04%	36
2011	13.708726	13.486709	-1.62%	0
2010	12.375076	13.708726	10.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.028213	13.310690	20.70%	220,943
2012	9.735254	11.028213	13.28%	221,646
2011	9.852092	9.735254	-1.19%	102,708
2010	8.983685	9.852092	9.67%	48,416
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.200755	10.683291	-4.62%	96,319
2012	10.900226	11.200755	2.76%	84,805
2011	10.530616	10.900226	3.51%	16,252
2010	10.148537	10.530616	3.76%	27,647
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.524943	14.514649	25.94%	77,645
2012	9.642894	11.524943	19.52%	79,827
2011	10.860433	9.642894	-11.21%	51,769
2010	9.966894	10.860433	8.97%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.307778	13.079528	26.89%	3,433
2012	8.968657	10.307778	14.93%	3,635
2011	9.611252	8.968657	-6.69%	2,724
2010	8.306090	9.611252	15.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.016676	11.737675	30.18%	98,998
2012	7.868002	9.016676	14.60%	111,105
2011	8.220211	7.868002	-4.28%	23,185
2010	7.566033	8.220211	8.65%	39,849
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.426574	21.758697	32.46%	3,075
2012	14.199541	16.426574	15.68%	1,384
2011	14.882969	14.199541	-4.59%	0
2010	13.168073	14.882969	13.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.503886	11.949694	40.52%	1,905
2012	7.435009	8.503886	14.38%	2,298
2011	8.596188	7.435009	-13.51%	2,332
2010	7.609657	8.596188	12.96%	0
80

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.775903	13.260465	35.64%	1,604
2012	8.965523	9.775903	9.04%	1,922
2011	9.466608	8.965523	-5.29%	2,030
2010	7.825648	9.466608	20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.487632	11.772357	12.25%	49,605
2012	9.646172	10.487632	8.72%	52,932
2011	9.986977	9.646172	-3.41%	43,433
2010	9.239626	9.986977	8.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.068560	11.951410	18.70%	91,921
2012	9.050311	10.068560	11.25%	122,242
2011	9.574150	9.050311	-5.47%	74,129
2010	8.701376	9.574150	10.03%	25,077
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.904150	11.201751	2.73%	5,736
2012	10.361633	10.904150	5.24%	5,605
2011	10.436119	10.361633	-0.71%	2,814
2010	9.981148	10.436119	4.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.288671	11.866058	15.33%	208,342
2012	9.352918	10.288671	10.00%	213,430
2011	9.781278	9.352918	-4.38%	152,179
2010	8.970926	9.781278	9.03%	13,390
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
81

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.677747	11.628374	8.90%	42,640
2012	9.911812	10.677747	7.73%	43,376
2011	10.151402	9.911812	-2.36%	30,717
2010	9.509979	10.151402	6.74%	10,600
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.899810	11.401917	-4.18%	1,947
2012	11.309423	11.899810	5.22%	1,947
2011	10.873028	11.309423	4.01%	18,482
2010	10.401215	10.873028	4.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.512938	11.753335	-6.07%	719
2012	12.402888	12.512938	0.89%	719
2011	11.811251	12.402888	5.01%	0
2010	11.514011	11.811251	2.58%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.429405	9.986411	18.47%	615
2012	7.284044	8.429405	15.72%	634
2011	8.537033	7.284044	-14.68%	1,732
2010	8.119311	8.537033	5.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.641099	21.976637	24.58%	0
2012	15.547767	17.641099	13.46%	0
2011	16.530524	15.547767	-5.95%	0
2010	14.730000	16.530524	12.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.049928	14.490979	11.04%	25,382
2012	12.186662	13.049928	7.08%	23,614
2011	12.338344	12.186662	-1.23%	19,724
2010	11.476527	12.338344	7.51%	0
82

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.065705	16.454880	16.99%	54,312
2012	12.800099	14.065705	9.89%	53,682
2011	13.197581	12.800099	-3.01%	38,414
2010	12.032881	13.197581	9.68%	21,418
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.552822	12.882997	2.63%	5,688
2012	12.191753	12.552822	2.96%	11,493
2011	12.098070	12.191753	0.77%	2,855
2010	11.669859	12.098070	3.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.337575	17.512259	14.18%	46,445
2012	14.138667	15.337575	8.48%	47,343
2011	14.447136	14.138667	-2.14%	25,158
2010	13.304813	14.447136	8.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.800084	20.127929	19.81%	0
2012	15.085484	16.800084	11.37%	0
2011	15.743222	15.085484	-4.18%	0
2010	14.251599	15.743222	10.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.097796	15.250271	8.17%	14,415
2012	13.329259	14.097796	5.77%	9,218
2011	13.339394	13.329259	-0.08%	5,147
2010	12.556065	13.339394	6.24%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.113690	20.165435	33.42%	3,425
2012	13.036939	15.113690	15.93%	3,637
2011	13.656746	13.036939	-4.54%	1,502
2010	12.854703	13.656746	6.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.664722	29.522061	30.26%	16,472
2012	19.708343	22.664722	15.00%	16,503
2011	20.655840	19.708343	-4.59%	26,645
2010	16.718064	20.655840	23.55%	52
83

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.430266	9.232234	-2.10%	7,196
2012	9.633102	9.430266	-2.11%	18,958
2011	9.839155	9.633102	-2.09%	55,680
2010	10.050193	9.839155	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.444925	13.982557	-3.20%	6,913
2012	13.145245	14.444925	9.89%	1,552
2011	12.720750	13.145245	3.34%	6,950
2010	11.749549	12.720750	8.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.969949	10.632574	18.54%	0
2013	8.969949	10.632574	18.54%	4,928
2012	7.931754	8.969949	13.09%	4,914
2011	8.964302	7.931754	-11.52%	4,753
2010	8.045694	8.964302	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.660589	12.712618	31.59%	13,891
2012	8.496867	9.660589	13.70%	13,794
2011	8.968663	8.496867	-5.26%	14,536
2010	7.941252	8.968663	12.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.120782	12.057068	32.19%	16,111
2012	7.923076	9.120782	15.12%	24,922
2011	8.617750	7.923076	-8.06%	16,783
2010	7.807353	8.617750	10.38%	253
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.968046	13.526317	35.70%	1,991
2012	8.881687	9.968046	12.23%	6,302
2011	9.494444	8.881687	-6.45%	2,020
2010	7.668251	9.494444	23.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.856424	14.420566	32.83%	3,060
2012	9.531795	10.856424	13.90%	3,344
2011	9.967239	9.531795	-4.37%	3,381
2010	8.510135	9.967239	17.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.825411	20.893389	40.93%	22,765
2012	13.390907	14.825411	10.71%	22,770
2011	13.796402	13.390907	-2.94%	38,560
2010	11.264231	13.796402	22.48%	0
84

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.016351	30.181215	37.09%	1,864
2012	18.693871	22.016351	17.77%	2,011
2011	20.195437	18.693871	-7.44%	1,646
2010	16.310202	20.195437	23.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.525741	28.243703	37.60%	959
2012	18.196320	20.525741	12.80%	1,011
2011	19.730922	18.196320	-7.78%	1,032
2010	16.125661	19.730922	22.36%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
2010	12.101367	13.414038	10.85%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.604401	10.662014	0.54%	3,708
2012	9.372044	10.604401	13.15%	9,560
2011	9.019006	9.372044	3.91%	11,567
2010	7.096102	9.019006	27.10%	118
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.360309	10.153430	-2.00%	5,946
2012	10.222898	10.360309	1.34%	2,131
2011	10.307783	10.222898	-0.82%	1,955
2010	10.280127	10.307783	0.27%	12,043
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.427157	15.786737	17.57%	3,230
2012	11.471486	13.427157	17.05%	3,373
2011	13.379897	11.471486	-14.26%	4,444
2010	12.851162	13.379897	4.11%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.000830	9.851201	-1.50%	255
2012	9.766160	10.000830	2.40%	243
2011	9.946344	9.766160	-1.81%	3,099
2010	9.649687	9.946344	3.07%	6,272
85

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.720688	20.229362	28.68%	6,312
2012	13.771324	15.720688	14.16%	6,486
2011	14.110498	13.771324	-2.40%	3,356
2010	12.443640	14.110498	13.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.022269	30.318552	37.67%	16,812
2012	19.117619	22.022269	15.19%	16,982
2011	20.003588	19.117619	-4.43%	1,254
2010	16.604042	20.003588	20.47%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.567028	10.356420	-1.99%	51,632
2012*	10.000000	10.567028	5.67%	51,674
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.659052	11.579356	-8.53%	6,080
2012	12.288357	12.659052	3.02%	12,276
2011	11.576880	12.288357	6.15%	20,826
2010	10.811888	11.576880	7.08%	2,917
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.481716	11.214499	-2.33%	13,035
2012	11.090916	11.481716	3.52%	22,070
2011	11.215134	11.090916	-1.11%	18,154
2010	10.890926	11.215134	2.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.666107	10.211674	-4.26%	25,977
2012	9.950190	10.666107	7.20%	29,198
2011*	10.000000	9.950190	-0.50%	20,473
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.535657	21.418935	47.35%	11,026
2012	11.334453	14.535657	28.24%	11,199
2011	10.487823	11.334453	8.07%	10,152
2010*	10.000000	10.487823	4.88%	11,553
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.683111	10.478347	8.21%	31,036
2012*	10.000000	9.683111	-3.17%	52,846
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.587752	10.352783	7.98%	46,317
2012*	10.000000	9.587752	-4.12%	34,873
86

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.562679	22.889291	47.08%	40,791
2012	14.737338	15.562679	5.60%	40,791
2011	15.778157	14.737338	-6.60%	36,006
2010	12.712743	15.778157	24.11%	0
87

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
30,892 shares (cost $436,309)	$545,856
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
1,328 shares (cost $14,747)	15,593
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
707,745 shares (cost $7,730,051)	8,266,461
VP Inflation Protection Fund - Class I (ACVIP1)
4,436 shares (cost $47,520)	46,491
Growth Fund - Class 1 (AFGF)
157,532 shares (cost $8,228,154)	12,372,588
High-Income Bond Fund - Class 1 (AFHY)
125,402 shares (cost $1,421,042)	1,395,720
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
33,178,683 shares (cost $369,923,638)	395,821,686
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
76,026 shares (cost $911,159)	907,756
Global Allocation V.I. Fund - Class III (MLVGA3)
16,131,024 shares (cost $233,920,147)	251,321,353
Money Market Portfolio(TM) (CHSMM)
9,707,819 shares (cost $9,707,819)	9,707,819
VIP Value Series: Service Class (DWVVLS)
8,671 shares (cost $209,563)	225,710
VIP Small Cap Value Series: Service Class (DWVSVS)
136,902 shares (cost $5,250,297)	5,692,367
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,910,494 shares (cost $166,864,378)	241,384,595
Stock Index Fund, Inc. - Service Shares (DSIFS)
4,259,215 shares (cost $123,755,827)	174,159,298
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,016,688 shares (cost $23,177,792)	44,815,615
Floating-Rate Income Fund (ETVFR)
17,896 shares (cost $168,608)	168,757
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
8,137 shares (cost $144,349)	131,498
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
402,986 shares (cost $4,531,757)	4,622,254
VA International Equity Fund (HVIE)
835,837 shares (cost $11,821,551)	14,418,182
VA Situs Fund (HVSIT)
1,548,613 shares (cost $28,149,130)	37,089,290
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
479,434 shares (cost $6,768,929)	7,167,540
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
4,420,062 shares (cost $17,730,515)	23,558,933
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
4,175 shares (cost $52,317)	51,354
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,499,026 shares (cost $11,804,346)	15,844,701
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
366,075 shares (cost $10,068,626)	11,611,892
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
179 shares (cost $9,300)	10,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,054,798 shares (cost $99,622,770)	$160,071,439
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,267,166 shares (cost $21,023,849)	27,248,163
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,877,572 shares (cost $74,876,901)	76,830,263
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,899 shares (cost $41,281)	40,848
Investors Growth Stock Series - Service Class (MIGSC)
555,691 shares (cost $5,645,635)	8,313,130
New Discovery Series - Service Class (MNDSC)
1,138,864 shares (cost $19,810,640)	23,938,929
Utilities Series - Service Class (MVUSC)
667 shares (cost $20,503)	20,983
Value Series - Service Class (MVFSC)
20,310,679 shares (cost $223,465,944)	386,512,223
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
6,469,039 shares (cost $110,267,571)	139,601,858
Core Plus Fixed Income Portfolio - Class I (MSVFI)
111,982 shares (cost $1,159,094)	1,143,341
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,533,550 shares (cost $14,835,222)	15,626,870
Emerging Markets Debt Portfolio - Class I (MSEM)
307,775 shares (cost $2,391,377)	2,529,912
Emerging Markets Debt Portfolio - Class II (MSEMB)
93,802 shares (cost $726,392)	766,364
Global Real Estate Portfolio - Class II (VKVGR2)
8,773 shares (cost $85,545)	82,029
U.S. Real Estate Portfolio - Class I (MSVRE)
1,841 shares (cost $25,439)	28,971
U.S. Real Estate Portfolio - Class II (MSVREB)
279 shares (cost $4,317)	4,366
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,837,819 shares (cost $40,437,512)	55,025,316
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
8,848,016 shares (cost $127,006,903)	170,943,670
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
204,984,930 shares (cost $3,500,058,629)	4,915,538,626
American Funds NVIT Bond Fund - Class II (GVABD2)
134,402,863 shares (cost $1,482,413,533)	1,508,000,121
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
6,602,633 shares (cost $139,028,317)	200,984,155
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,058,788 shares (cost $218,015,650)	317,072,498
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
31,661,311 shares (cost $1,103,571,351)	1,724,591,606
Federated NVIT High Income Bond Fund - Class I (HIBF)
743,810 shares (cost $4,864,229)	5,139,725
Federated NVIT High Income Bond Fund - Class III (HIBF3)
12,703,780 shares (cost $89,507,704)	87,656,081
NVIT Emerging Markets Fund - Class I (GEM)
21,113 shares (cost $229,005)	249,133
NVIT Emerging Markets Fund - Class II (GEM2)
79,302 shares (cost $855,919)	924,658
NVIT Emerging Markets Fund - Class III (GEM3)
1,399,264 shares (cost $14,618,654)	16,483,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Emerging Markets Fund - Class VI (GEM6)
4,790,677 shares (cost $52,140,931)	$56,194,635
NVIT International Equity Fund - Class I (GIG)
9,451 shares (cost $91,640)	101,601
NVIT International Equity Fund - Class III (GIG3)
2,266,549 shares (cost $17,019,199)	24,388,065
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2,763,694 shares (cost $23,643,739)	29,543,889
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,803,605 shares (cost $62,715,631)	88,961,100
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,256,436 shares (cost $29,261,854)	36,797,729
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
251,391 shares (cost $3,084,992)	3,790,979
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
11,876,921 shares (cost $93,463,091)	178,985,193
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
4,057,459 shares (cost $38,508,324)	45,281,247
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
162,917,324 shares (cost $1,623,533,077)	1,940,345,327
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
239,751,575 shares (cost $2,298,137,600)	2,929,764,242
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
67,796,888 shares (cost $712,244,774)	736,274,199
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
239,101,047 shares (cost $2,349,626,891)	2,881,167,615
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
34,158,161 shares (cost $304,388,689)	405,457,366
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
71,433,811 shares (cost $731,788,348)	826,489,193
NVIT Core Bond Fund - Class I (NVCBD1)
215,053 shares (cost $2,422,971)	2,298,921
NVIT Core Bond Fund - Class II (NVCBD2)
10,319,767 shares (cost $109,853,553)	110,008,720
NVIT Core Plus Bond Fund - Class II (NVLCP2)
4,518,274 shares (cost $51,779,319)	50,288,394
NVIT Nationwide Fund - Class I (TRF)
10,331,435 shares (cost $102,599,716)	136,271,628
NVIT Nationwide Fund - Class II (TRF2)
12,088,348 shares (cost $86,695,319)	158,840,898
NVIT Government Bond Fund - Class I (GBF)
28,274,649 shares (cost $332,260,059)	305,366,212
American Century NVIT Growth Fund - Class I (CAF)
1,807,195 shares (cost $17,795,522)	36,342,692
American Century NVIT Growth Fund - Class II (CAF2)
2,930,716 shares (cost $30,341,752)	38,538,910
NVIT International Index Fund - Class VIII (GVIX8)
3,300,576 shares (cost $28,237,703)	32,543,680
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
18,588,900 shares (cost $174,478,923)	232,733,026
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
68,631,726 shares (cost $910,960,430)	1,036,339,058
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,034,421 shares (cost $1,180,511,065)	1,450,611,328
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,987,839 shares (cost $659,954,330)	685,621,700

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
217,115,194 shares (cost $2,414,918,967)	$2,805,128,308
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
86,694,488 shares (cost $975,534,520)	1,165,173,925
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,420,565 shares (cost $754,235,436)	842,048,466
NVIT Mid Cap Index Fund - Class I (MCIF)
5,587,454 shares (cost $98,202,145)	136,445,618
NVIT Money Market Fund - Class I (SAM)
619,180,796 shares (cost $619,180,796)	619,180,796
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2,893,279 shares (cost $22,493,798)	34,892,947
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
13,649,943 shares (cost $108,545,814)	164,345,318
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
45,015 shares (cost $582,428)	519,923
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
445,586 shares (cost $4,275,008)	5,155,433
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
5,836,621 shares (cost $52,299,666)	66,946,042
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
854,545 shares (cost $8,679,000)	11,228,715
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,768,441 shares (cost $91,101,178)	127,673,528
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
404,426 shares (cost $4,053,603)	4,820,761
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,678,978 shares (cost $51,166,424)	67,466,256
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,064,921 shares (cost $122,876,058)	207,293,309
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,031,080 shares (cost $89,572,895)	135,720,512
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
296 shares (cost $3,651)	3,909
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
22,737,877 shares (cost $207,242,695)	301,049,493
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
321,110 shares (cost $5,677,166)	7,648,829
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,059,571 shares (cost $18,199,879)	24,476,081
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,502,035 shares (cost $26,875,066)	41,133,454
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,280,864 shares (cost $25,213,106)	36,927,195
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,099,523 shares (cost $57,261,490)	85,360,866
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
1,929,787 shares (cost $29,159,431)	51,660,386
NVIT Multi-Sector Bond Fund - Class I (MSBF)
20,671,708 shares (cost $182,884,900)	187,285,676
NVIT Short Term Bond Fund - Class II (NVSTB2)
9,550,203 shares (cost $99,526,300)	99,513,117
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,264,949 shares (cost $247,359,044)	382,063,656
NVIT Large Cap Growth Fund - Class II (NVOLG2)
10,773,188 shares (cost $163,790,544)	252,308,063

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Templeton NVIT International Value Fund - Class III (NVTIV3)
17,887,653 shares (cost $210,977,398)	$255,256,805
Invesco NVIT Comstock Value Fund - Class I (EIF)
12,590 shares (cost $180,344)	195,026
Invesco NVIT Comstock Value Fund - Class II (EIF2)
11,502,923 shares (cost $109,524,731)	176,799,931
NVIT Real Estate Fund - Class I (NVRE1)
6,201,192 shares (cost $48,352,893)	55,252,621
NVIT Real Estate Fund - Class II (NVRE2)
8,210,043 shares (cost $73,175,426)	72,740,983
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2,022 shares (cost $22,234)	23,514
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
20,729,424 shares (cost $215,345,597)	222,426,722
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
9,466,012 shares (cost $98,012,225)	100,339,728
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
11,730,381 shares (cost $120,255,058)	124,342,038
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
6,912,681 shares (cost $70,575,726)	72,583,147
NVIT Small Cap Index Fund Class II (NVSIX2)
647,520 shares (cost $8,451,948)	9,071,754
NVIT S&P 500 Index Fund Class II (GVEX2)
3,406,225 shares (cost $41,124,221)	43,701,864
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
467,788 shares (cost $5,217,669)	5,328,105
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
398,374 shares (cost $4,388,902)	4,688,860
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
180,388 shares (cost $2,047,664)	2,144,818
Real Return Portfolio - Advisor Class (PMVRA)
2,440 shares (cost $31,912)	30,744
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
32,359 shares (cost $393,861)	441,704
VPS Growth and Income Portfolio - Class B (ALVGIB)
258,079 shares (cost $4,912,588)	7,094,595
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
7,737 shares (cost $166,235)	177,105
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
4,078,661 shares (cost $69,857,550)	92,748,753
VP Balanced Fund - Class I (ACVB)
4,433,854 shares (cost $28,900,948)	35,825,541
VP Capital Appreciation Fund - Class I (ACVCA)
4,370 shares (cost $53,177)	79,878
VP Income & Growth Fund - Class I (ACVIG)
1,855,937 shares (cost $12,247,049)	17,018,943
VP Income & Growth Fund - Class II (ACVIG2)
567,071 shares (cost $3,587,968)	5,200,038
American Century VP Inflation Protection Fund - Class II (ACVIP2)
23,709,421 shares (cost $264,082,918)	247,763,447
VP International Fund - Class I (ACVI)
1,038 shares (cost $9,167)	11,148
VP Mid Cap Value Fund - Class I (ACVMV1)
525,795 shares (cost $7,591,969)	9,711,431
VP Mid Cap Value Fund - Class II (ACVMV2)
5,535,607 shares (cost $75,240,377)	102,298,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VP Vista(SM) Fund - Class I (ACVVS1)
121 shares (cost $2,293)	$2,733
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,944,383 shares (cost $68,720,699)	110,565,528
Appreciation Portfolio - Initial Shares (DCAP)
749,571 shares (cost $26,145,419)	35,941,933
Appreciation Portfolio - Service Shares (DCAPS)
2,543,103 shares (cost $96,428,484)	121,280,566
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
28,820 shares (cost $983,254)	1,329,736
Growth and Income Portfolio - Initial Shares (DGI)
517,795 shares (cost $10,787,036)	15,492,425
Managed Tail Risk Fund II: Service Shares (FCA2S)
183,059 shares (cost $1,096,089)	1,294,227
Quality Bond Fund II - Primary Shares (FQB)
820,350 shares (cost $9,160,176)	9,376,597
Quality Bond Fund II - Service Shares (FQBS)
2,708,604 shares (cost $29,117,688)	30,823,915
Contrafund(R)Portfolio - Service Class 2 (FC2)
27 shares (cost $874)	916
Equity-Income Portfolio - Initial Class (FEIP)
15,651,020 shares (cost $354,085,239)	364,512,264
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
617,256 shares (cost $4,849,536)	8,925,527
High Income Portfolio - Initial Class (FHIP)
7,859,350 shares (cost $42,309,995)	45,584,231
VIP Asset Manager Portfolio - Initial Class (FAMP)
8,010,862 shares (cost $114,241,064)	138,107,254
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,685,583 shares (cost $66,380,646)	87,827,434
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
10,729,687 shares (cost $221,928,313)	245,495,247
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
481,342 shares (cost $5,205,086)	5,915,693
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
15,166,249 shares (cost $162,283,464)	185,634,883
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
894,219 shares (cost $9,389,652)	11,258,223
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
38,111,699 shares (cost $394,665,744)	477,920,704
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
840,684 shares (cost $8,399,267)	10,777,568
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
3,061,776 shares (cost $30,668,731)	39,129,497
VIP Growth Portfolio - Initial Class (FGP)
6,674,273 shares (cost $198,578,428)	381,367,946
VIP Growth Portfolio - Service Class 2 (FG2)
2,700,420 shares (cost $109,523,448)	152,762,777
VIP High Income Portfolio - Initial Class R (FHIPR)
3,332,584 shares (cost $19,326,291)	19,262,334
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,489,675 shares (cost $19,260,392)	18,233,619
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
30,793,374 shares (cost $382,372,832)	372,291,896
VIP Mid Cap Portfolio - Service Class (FMCS)
744,902 shares (cost $23,163,666)	26,935,639

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,236,820 shares (cost $236,357,039)	$293,230,794
VIP Overseas Portfolio - Initial Class (FOP)
2,774,842 shares (cost $50,211,615)	57,272,748
VIP Overseas Portfolio - Initial Class R (FOPR)
1,342,881 shares (cost $25,881,442)	27,649,918
VIP Overseas Portfolio - Service Class 2 (FO2)
113,063 shares (cost $2,188,404)	2,314,394
VIP Overseas Portfolio - Service Class 2 R (FO2R)
4,116,590 shares (cost $59,795,296)	83,402,115
VIP Value Strategies Portfolio - Service Class (FVSS)
499,020 shares (cost $4,696,720)	7,155,950
Franklin Income Securities Fund - Class 2 (FTVIS2)
12,602,702 shares (cost $188,681,868)	202,525,418
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2,040,720 shares (cost $38,526,340)	56,364,689
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
6,265,552 shares (cost $78,612,389)	150,811,832
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
13,286 shares (cost $295,262)	303,454
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,888,255 shares (cost $17,281,951)	19,109,143
Templeton Foreign Securities Fund - Class 2 (TIF2)
207,291 shares (cost $2,977,106)	3,573,692
Templeton Foreign Securities Fund - Class 3 (TIF3)
4,131,397 shares (cost $43,685,302)	70,977,403
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
20,867 shares (cost $378,688)	388,118
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
6,851,923 shares (cost $123,747,852)	127,582,813
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
8,328,213 shares (cost $61,720,114)	61,795,340
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
1,049 shares (cost $12,562)	12,898
Franklin High Income Securities Fund: Class 2 (FTVHI2)
14,638 shares (cost $96,699)	99,687
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
667 shares (cost $9,955)	10,001
Short Duration Bond Portfolio - I Class Shares (AMTB)
14,000,593 shares (cost $156,885,100)	150,926,394
Growth Portfolio - I Class Shares (AMTG)
542 shares (cost $11,523)	14,931
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
924 shares (cost $9,868)	13,892
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
224,993 shares (cost $3,201,160)	4,331,114
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,356,219 shares (cost $18,325,904)	29,457,085
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,612,211 shares (cost $38,862,591)	36,152,997
Core Bond Fund/VA - Non-Service Shares (OVB)
3,556,554 shares (cost $33,892,781)	27,847,822
Global Securities Fund/VA - Class 3 (OVGS3)
1,403,947 shares (cost $42,298,285)	57,772,417
Global Securities Fund/VA - Class 4 (OVGS4)
2,168,165 shares (cost $67,557,940)	87,940,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Global Securities Fund/VA - Non-Service Shares (OVGS)
2,836,891 shares (cost $79,060,495)	$115,915,385
Global Securities Fund/VA - Service Class (OVGSS)
180,562 shares (cost $5,207,207)	7,307,344
International Growth Fund/VA - Non-Service Shares (OVIG)
193,200 shares (cost $463,201)	496,523
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
405,080 shares (cost $8,410,609)	12,654,690
Main Street Fund(R)/VA - Service Class (OVGIS)
7,556,229 shares (cost $129,890,137)	234,167,531
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
283,569 shares (cost $5,972,809)	7,883,222
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,690,794 shares (cost $43,489,568)	74,077,551
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
152,310 shares (cost $7,875,653)	11,348,627
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
233,081 shares (cost $1,294,576)	1,253,978
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,745,962 shares (cost $9,914,661)	9,602,792
All Asset Portfolio - Advisor Class (PMVAAD)
4,342,583 shares (cost $49,717,490)	47,681,565
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,770,685 shares (cost $32,167,435)	29,757,152
Low Duration Portfolio - Advisor Class (PMVLAD)
36,282,035 shares (cost $381,053,426)	384,952,393
Total Return Portfolio - Advisor Class (PMVTRD)
24,541,644 shares (cost $279,265,411)	269,467,256
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
3,095 shares (cost $19,261)	18,726
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
554 shares (cost $7,565)	7,439
Putnam VT Growth and Income Fund - Class IB (PVGIB)
117,697 shares (cost $1,897,692)	2,814,143
Putnam VT International Equity Fund - Class IB (PVTIGB)
23,560 shares (cost $333,900)	336,676
Putnam VT Voyager Fund - Class IB (PVTVB)
41,319 shares (cost $1,569,036)	2,129,987
VI American Franchise Fund - Series II Shares (ACEG2)
145,742 shares (cost $5,567,957)	7,225,907
Diversified Stock Fund Class A Shares (VYDS)
35,062 shares (cost $258,089)	486,315
Small-Cap Portfolio - Investment Class (ROCSC)
4,934 shares (cost $65,361)	68,684
Variable Fund - Multi-Hedge Strategies (RVARS)
145,121 shares (cost $3,280,360)	3,301,493
Blue Chip Growth Portfolio - II (TRBCG2)
7 shares (cost $113)	129
Health Sciences Portfolio - II (TRHS2)
4,714,655 shares (cost $104,977,746)	140,496,707
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
996,711 shares (cost $28,583,227)	30,449,525
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,094,367 shares (cost $12,391,033)	11,600,295
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,902,644 shares (cost $22,710,675)	28,349,388

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,667,648 shares (cost $50,205,691)	$52,347,466
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
330,980 shares (cost $1,732,738)	1,790,170
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
151,090 shares (cost $778,056)	802,499
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
444,821 shares (cost $2,305,220)	2,389,888
Variable Insurance Portfolios - Asset Strategy (WRASP)
16,874,570 shares (cost $175,897,067)	223,564,432
Variable Insurance Portfolios - High Income (WRHIP)
20,582,683 shares (cost $79,825,054)	82,246,345
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
3,316,795 shares (cost $30,895,689)	35,566,993
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
497,406 shares (cost $2,662,366)	2,869,633
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
4,851,933 shares (cost $25,885,876)	29,770,488
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
7,441,120 shares (cost $40,932,509)	47,456,488
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,245,861 shares (cost $6,727,406)	7,518,773
Advantage VT Discovery Fund (SVDF)
1,374 shares (cost $24,796)	48,348
Advantage VT Opportunity Fund - Class 2 (SVOF)
11,670 shares (cost $168,840)	305,179
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
5,123,742 shares (cost $44,116,798)	57,488,382
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
713 shares (cost $5,113)	7,633
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,375 shares (cost $304,913)	296,394
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,657 shares (cost $33,372)	53,340

Total Investments	41,548,300,517

Accounts Receivable-Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	132,688
Accounts Receivable-U.S. Real Estate Portfolio - Class I (MSVRE)	162
Accounts Receivable-U.S. Real Estate Portfolio - Class II (MSVREB)	10
Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	1,034
Accounts Receivable-VP International Fund - Class I (ACVI)	223
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	499
Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	13
Accounts Receivable-Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	4
Accounts Receivable-Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)	15

Other Accounts Payable	(55,023)
Accounts Payable-Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)	(3)
Accounts Payable-NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	(4)
Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(48)
Accounts Payable-Contrafund(R)Portfolio - Service Class 2 (FC2)	(916)
Accounts Payable-Structured Small Cap Equity Fund: Service Shares (GVSSCS)	(6)
Accounts Payable-Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(6)
Accounts Payable-Blue Chip Growth Portfolio - II (TRBCG2)	(129)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(280)

$41,548,378,750

Contract Owners’ Equity:
Accumulation units	41,538,293,092
Contracts in payout (annuitization) period (note 1f)	10,085,658

Total Contract Owners’ Equity (note 5)	$41,548,378,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
Reinvested dividends	$580,954,167	-	54	14,918	251	135,394	86,370	3,541,908
Mortality and expense risk charges (note 2)	(573,238,907)	(4,628)	(28)	(89,303)	(76)	(150,726)	(15,199)	(2,530,303)

Net investment income (loss)	7,715,260	(4,628)	26	(74,385)	175	(15,332)	71,171	1,011,605
Realized gain (loss) on investments	457,179,594	53,544	1	46,184	(163)	428,230	(57,618)	608
Change in unrealized gain (loss) on investments	4,797,378,405	85,118	845	474,949	(1,029)	2,491,862	64,792	25,889,242

Net gain (loss) on investments	5,254,557,999	138,662	846	521,133	(1,192)	2,920,092	7,174	25,889,850

Reinvested capital gains	510,501,962	-	53	20,576	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,772,775,221	134,034	925	467,324	(1,017)	2,904,760	78,345	26,901,455

Investment Activity:	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG
Reinvested dividends	$8,715	2,519,603	1,128	-	-	4,146,490	2,514,650	527,713
Mortality and expense risk charges (note 2)	(13,147)	(3,224,467)	(105,622)	(288)	(24,022)	(3,032,662)	(2,351,956)	(557,226)

Net investment income (loss)	(4,432)	(704,864)	(104,494)	(288)	(24,022)	1,113,828	162,694	(29,513)
Realized gain (loss) on investments	7,558	480,806	-	15	11,101	9,910,408	(170,702)	2,926,256
Change in unrealized gain (loss) on investments	(71,289)	14,078,873	-	16,146	442,070	46,211,129	38,379,903	8,831,655

Net gain (loss) on investments	(63,731)	14,559,679	-	16,161	453,171	56,121,537	38,209,201	11,757,911

Reinvested capital gains	26,579	9,798,344	-	-	-	2,506,810	1,637,024	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,584)	23,653,159	(104,494)	15,873	429,149	59,742,175	40,008,919	11,728,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1
Reinvested dividends	$1,680	2,110	1,974	189,829	110,202	24,901	48,437	630
Mortality and expense risk charges (note 2)	(222)	(198)	(35,309)	(164,448)	(498,860)	(69,138)	(359,194)	(76)

Net investment income (loss)	1,458	1,912	(33,335)	25,381	(388,658)	(44,237)	(310,757)	554
Realized gain (loss) on investments	(1)	(8)	94,586	130,038	2,725,402	208,939	758,259	-
Change in unrealized gain (loss) on investments	148	(12,851)	77,371	2,056,941	5,653,487	340,386	6,164,921	(963)

Net gain (loss) on investments	147	(12,859)	171,957	2,186,979	8,378,889	549,325	6,923,180	(963)

Reinvested capital gains	44	5,681	107,917	-	-	346,153	-	1,105

Net increase (decrease) in contract owners’ equity resulting from operations	$1,649	(5,266)	246,539	2,212,360	7,990,231	851,241	6,612,423	696

Investment Activity:	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC
Reinvested dividends	$122,442	224,328	3	845,421	-	2,308,024	569	33,073
Mortality and expense risk charges (note 2)	(178,300)	(155,103)	(16)	(2,236,004)	(315,960)	(1,094,664)	(37)	(124,131)

Net investment income (loss)	(55,858)	69,225	(13)	(1,390,583)	(315,960)	1,213,360	532	(91,058)
Realized gain (loss) on investments	1,686,455	149,145	1	4,567,792	597,188	(2,069,784)	50	642,307
Change in unrealized gain (loss) on investments	1,652,493	1,191,795	892	34,285,389	6,050,615	9,834,302	(433)	1,229,361

Net gain (loss) on investments	3,338,948	1,340,940	893	38,853,181	6,647,803	7,764,518	(383)	1,871,668

Reinvested capital gains	131,580	516,142	-	-	-	-	237	248,547

Net increase (decrease) in contract owners’ equity resulting from operations	$3,414,670	1,926,307	880	37,462,598	6,331,843	8,977,878	386	2,029,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$-	180	3,452,114	1,523,227	46,210	587,751	118,214	36,035
Mortality and expense risk charges (note 2)	(246,926)	(28)	(5,566,013)	(1,654,764)	(16,686)	(266,124)	(39,627)	(12,806)

Net investment income (loss)	(246,926)	152	(2,113,899)	(131,537)	29,524	321,627	78,587	23,229
Realized gain (loss) on investments	641,061	1	19,077,934	1,612,253	23,585	322,236	42,029	9,855
Change in unrealized gain (loss) on investments	4,081,575	480	81,399,828	22,062,036	(74,772)	(1,018,539)	(479,013)	(142,321)

Net gain (loss) on investments	4,722,636	481	100,477,762	23,674,289	(51,187)	(696,303)	(436,984)	(132,466)

Reinvested capital gains	159,903	161	1,059,286	-	-	-	36,234	11,213

Net increase (decrease) in contract owners’ equity resulting from operations	$4,635,613	794	99,423,149	23,542,752	(21,663)	(374,676)	(322,163)	(98,024)

Investment Activity:	VKVGR2	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$3,102	335	41	956,950	2,705,223	56,602,228	25,812,337	660,115
Mortality and expense risk charges (note 2)	(1,468)	(456)	(62)	(705,764)	(2,462,462)	(66,480,428)	(21,677,647)	(2,539,193)

Net investment income (loss)	1,634	(121)	(21)	251,186	242,761	(9,878,200)	4,134,690	(1,879,078)
Realized gain (loss) on investments	4,230	1,565	12	1,956,272	5,051,318	10,231,221	357,522	304,128
Change in unrealized gain (loss) on investments	(7,673)	(1,166)	38	10,623,314	32,294,637	836,203,892	(61,671,830)	41,606,303

Net gain (loss) on investments	(3,443)	399	50	12,579,586	37,345,955	846,435,113	(61,314,308)	41,910,431

Reinvested capital gains	-	-	-	1,003,134	3,084,906	1,052,405	429,639	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,809)	278	29	13,833,906	40,673,622	837,609,318	(56,749,979)	40,031,353

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6
Reinvested dividends	$878,927	15,052,301	337,350	5,568,335	2,241	9,135	200,685	505,352
Mortality and expense risk charges (note 2)	(4,121,156)	(22,898,669)	(80,184)	(1,333,440)	(2,466)	(14,352)	(250,553)	(819,157)

Net investment income (loss)	(3,242,229)	(7,846,368)	257,166	4,234,895	(225)	(5,217)	(49,868)	(313,805)
Realized gain (loss) on investments	(1,392,479)	18,777,719	(153,370)	3,857,490	1,547	(33,438)	307,112	1,213,668
Change in unrealized gain (loss) on investments	69,808,562	383,090,590	200,290	(3,372,155)	(2,075)	24,363	(550,033)	(1,437,303)

Net gain (loss) on investments	68,416,083	401,868,309	46,920	485,335	(528)	(9,075)	(242,921)	(223,635)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,173,854	394,021,941	304,086	4,720,230	(753)	(14,292)	(292,789)	(537,440)

Investment Activity:	GIG	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2
Reinvested dividends	$386	124,939	139,869	819,304	306,485	27,160	1,151,032	464,420
Mortality and expense risk charges (note 2)	(613)	(323,492)	(405,231)	(1,090,192)	(523,723)	(39,947)	(2,771,192)	(571,035)

Net investment income (loss)	(227)	(198,553)	(265,362)	(270,888)	(217,238)	(12,787)	(1,620,160)	(106,615)
Realized gain (loss) on investments	1,577	1,151,908	856,710	3,100,663	1,174,613	217,622	8,279,074	1,095,950
Change in unrealized gain (loss) on investments	8,943	2,684,448	3,345,706	21,948,594	8,335,590	699,071	44,612,301	6,397,680

Net gain (loss) on investments	10,520	3,836,356	4,202,416	25,049,257	9,510,203	916,693	52,891,375	7,493,630

Reinvested capital gains	-	-	-	3,368,774	1,441,113	-	-	870,113

Net increase (decrease) in contract owners’ equity resulting from operations	$10,293	3,637,803	3,937,054	28,147,143	10,734,078	903,906	51,271,215	8,257,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2
Reinvested dividends	$29,992,061	42,457,147	12,930,816	43,148,702	5,609,004	13,700,221	60,486	2,674,255
Mortality and expense risk charges (note 2)	(27,042,031)	(41,258,277)	(11,653,702)	(39,202,987)	(6,223,974)	(11,779,539)	(38,934)	(1,864,295)

Net investment income (loss)	2,950,030	1,198,870	1,277,114	3,945,715	(614,970)	1,920,682	21,552	809,960
Realized gain (loss) on investments	4,075,094	20,706,640	9,223,433	5,146,672	21,939,837	10,364,249	20,174	1,578,539
Change in unrealized gain (loss) on investments	166,116,441	374,973,405	2,142,758	308,281,833	39,571,554	42,004,293	(177,322)	(7,867,022)

Net gain (loss) on investments	170,191,535	395,680,045	11,366,191	313,428,505	61,511,391	52,368,542	(157,148)	(6,288,483)

Reinvested capital gains	38,377,324	76,079,358	11,557,662	64,898,963	16,755,205	16,216,497	25,848	1,172,463

Net increase (decrease) in contract owners’ equity resulting from operations	$211,518,889	472,958,273	24,200,967	382,273,183	77,651,626	70,505,721	(109,748)	(4,306,060)

Investment Activity:	NVLCP2	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA
Reinvested dividends	$815,953	1,677,602	1,565,963	6,362,704	224,524	310,451	764,143	3,459,577
Mortality and expense risk charges (note 2)	(757,443)	(1,709,430)	(2,556,750)	(5,182,646)	(448,284)	(485,658)	(382,853)	(4,027,419)

Net investment income (loss)	58,510	(31,828)	(990,787)	1,180,058	(223,760)	(175,207)	381,290	(567,842)
Realized gain (loss) on investments	183,148	3,205,948	7,066,711	(4,448,056)	2,735,912	885,970	458,755	(11,494,309)
Change in unrealized gain (loss) on investments	(3,026,690)	29,966,606	32,748,740	(19,824,332)	5,910,351	6,764,634	3,698,239	63,244,804

Net gain (loss) on investments	(2,843,542)	33,172,554	39,815,451	(24,272,388)	8,646,263	7,650,604	4,156,994	51,750,495

Reinvested capital gains	1,032,030	-	-	3,774,184	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,753,002)	33,140,726	38,824,664	(19,318,146)	8,422,503	7,475,397	4,538,284	51,182,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$16,407,953	23,487,644	11,960,136	45,025,937	18,531,300	14,147,246	1,387,745	-
Mortality and expense risk charges (note 2)	(13,175,785)	(19,843,435)	(10,466,209)	(40,991,897)	(18,916,228)	(12,725,907)	(1,797,970)	(9,526,813)

Net investment income (loss)	3,232,168	3,644,209	1,493,927	4,034,040	(384,928)	1,421,339	(410,225)	(9,526,813)
Realized gain (loss) on investments	2,185,469	9,321,882	7,107,584	11,964,272	3,147,074	3,206,608	1,385,769	-
Change in unrealized gain (loss) on investments	82,777,928	182,261,572	2,751,459	348,297,316	215,946,893	54,108,601	28,255,830	-

Net gain (loss) on investments	84,963,397	191,583,454	9,859,043	360,261,588	219,093,967	57,315,209	29,641,599	-

Reinvested capital gains	8,256,324	19,732,678	10,375,117	-	-	10,241,697	3,139,647	-

Net increase (decrease) in contract owners’ equity resulting from operations	$96,451,889	214,960,341	21,728,087	364,295,628	218,709,039	68,978,245	32,371,021	(9,526,813)

Investment Activity:	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$412,040	1,589,440	10,869	110,470	1,448,943	76,498	591,926	59,238
Mortality and expense risk charges (note 2)	(450,511)	(2,662,993)	(7,826)	(67,066)	(970,978)	(132,137)	(1,906,149)	(55,873)

Net investment income (loss)	(38,471)	(1,073,553)	3,043	43,404	477,965	(55,639)	(1,314,223)	3,365
Realized gain (loss) on investments	1,651,681	8,188,246	(50,857)	(45,030)	496,957	628,432	7,953,860	347,603
Change in unrealized gain (loss) on investments	4,480,393	21,276,909	136,627	906,213	10,330,848	1,555,286	17,856,229	597,484

Net gain (loss) on investments	6,132,074	29,465,155	85,770	861,183	10,827,805	2,183,718	25,810,089	945,087

Reinvested capital gains	-	-	-	-	-	727,199	8,372,121	205,263

Net increase (decrease) in contract owners’ equity resulting from operations	$6,093,603	28,391,602	88,813	904,587	11,305,770	2,855,278	32,867,987	1,153,715

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$707,108	-	-	49	3,300,204	-	-	306,369
Mortality and expense risk charges (note 2)	(882,636)	(2,514,259)	(2,060,024)	(8)	(4,182,908)	(86,942)	(327,584)	(499,265)

Net investment income (loss)	(175,528)	(2,514,259)	(2,060,024)	41	(882,704)	(86,942)	(327,584)	(192,896)
Realized gain (loss) on investments	2,597,079	11,119,281	12,582,195	1	15,813,550	344,030	931,547	888,031
Change in unrealized gain (loss) on investments	10,501,690	37,480,023	19,591,119	258	53,762,384	1,727,694	5,304,918	11,375,974

Net gain (loss) on investments	13,098,769	48,599,304	32,173,314	259	69,575,934	2,071,724	6,236,465	12,264,005

Reinvested capital gains	2,857,534	13,715,129	9,235,792	162	12,969,050	375,867	1,202,349	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,780,775	59,800,174	39,349,082	462	81,662,280	2,360,649	7,111,230	12,071,109

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$204,543	103,588	62,112	6,314,370	1,045,419	2,683,886	1,195,344	4,456,262
Mortality and expense risk charges (note 2)	(475,108)	(1,037,977)	(710,860)	(2,813,316)	(1,390,202)	(4,668,894)	(3,581,631)	(3,965,922)

Net investment income (loss)	(270,565)	(934,389)	(648,748)	3,501,054	(344,783)	(1,985,008)	(2,386,287)	490,340
Realized gain (loss) on investments	4,709,387	58,965	4,214,308	2,941,631	205,999	13,659,202	11,098,516	6,615,865
Change in unrealized gain (loss) on investments	5,126,121	26,470,463	12,116,439	(11,224,554)	(1,169,640)	93,705,547	60,547,793	32,625,894

Net gain (loss) on investments	9,835,508	26,529,428	16,330,747	(8,282,923)	(963,641)	107,364,749	71,646,309	39,241,759

Reinvested capital gains	-	-	-	-	74,607	-	-	2,321,659

Net increase (decrease) in contract owners’ equity resulting from operations	$9,564,943	25,595,039	15,681,999	(4,781,869)	(1,233,817)	105,379,741	69,260,022	42,053,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	EIF	EIF2	NVRE1	NVRE2	NVLM2	NCPG2	NCPGI2	IDPG2
Reinvested dividends	$-	-	867,298	952,636	162	3,150,268	1,471,030	1,794,314
Mortality and expense risk charges (note 2)	(184)	(2,455,142)	(826,588)	(1,140,015)	(53)	(827,008)	(382,612)	(446,803)

Net investment income (loss)	(184)	(2,455,142)	40,710	(187,379)	109	2,323,260	1,088,418	1,347,511
Realized gain (loss) on investments	44	11,034,670	4,314,416	4,501,549	1	-	-	-
Change in unrealized gain (loss) on investments	14,682	34,795,596	(7,343,843)	(8,917,361)	1,281	7,081,125	2,327,503	4,086,980

Net gain (loss) on investments	14,726	45,830,266	(3,029,427)	(4,415,812)	1,282	7,081,125	2,327,503	4,086,980

Reinvested capital gains	-	-	4,251,930	5,319,244	124	1,772,943	797,309	133,058

Net increase (decrease) in contract owners’ equity resulting from operations	$14,542	43,375,124	1,263,213	716,053	1,515	11,177,328	4,213,230	5,567,549

Investment Activity:	IDPGI2	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVRA	ALVBWB
Reinvested dividends	$1,069,970	98,395	665,361	23,509	33,517	12,112	494	8,879
Mortality and expense risk charges (note 2)	(297,323)	(39,439)	(183,337)	(36,612)	(37,441)	(16,466)	(27)	(1,433)

Net investment income (loss)	772,647	58,956	482,024	(13,103)	(3,924)	(4,354)	467	7,446
Realized gain (loss) on investments	112	38,927	4,632	15,344	4,373	8,130	(114)	2,549
Change in unrealized gain (loss) on investments	2,007,421	619,805	2,577,644	109,985	300,359	97,246	(1,168)	39,020

Net gain (loss) on investments	2,007,533	658,732	2,582,276	125,329	304,732	105,376	(1,282)	41,569

Reinvested capital gains	214,369	-	-	-	-	-	237	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,994,549	717,688	3,064,300	112,226	300,808	101,022	(578)	49,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$74,621	123	308,490	555,049	-	350,062	90,185	4,322,171
Mortality and expense risk charges (note 2)	(96,789)	(152)	(1,198,027)	(467,480)	(1,023)	(209,960)	(63,311)	(4,063,459)

Net investment income (loss)	(22,168)	(29)	(889,537)	87,569	(1,023)	140,102	26,874	258,712
Realized gain (loss) on investments	(190,779)	(39)	3,921,331	415,270	7,064	329,490	(76,345)	1,368,550
Change in unrealized gain (loss) on investments	2,071,226	10,870	15,160,210	3,973,488	9,931	4,046,987	1,388,392	(39,040,641)

Net gain (loss) on investments	1,880,447	10,831	19,081,541	4,388,758	16,995	4,376,477	1,312,047	(37,672,091)

Reinvested capital gains	-	1,144	4,214,868	693,126	2,877	-	-	9,696,989

Net increase (decrease) in contract owners’ equity resulting from operations	$1,858,279	11,946	22,406,872	5,169,453	18,849	4,516,579	1,338,921	(27,716,390)

Investment Activity:	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1	DVSCS	DCAP	DCAPS
Reinvested dividends	$201	1	106,884	982,933	-	1,068,310	693,339	1,982,416
Mortality and expense risk charges (note 2)	(149)	(1)	(116,406)	(1,427,618)	(47)	(1,523,332)	(475,638)	(1,771,144)

Net investment income (loss)	52	-	(9,522)	(444,685)	(47)	(455,022)	217,701	211,272
Realized gain (loss) on investments	183	11	421,820	5,624,579	1,970	7,695,353	878,967	6,331,715
Change in unrealized gain (loss) on investments	1,816	(5)	1,616,082	15,750,274	(1,120)	23,308,750	5,195,130	13,225,345
Net gain (loss) on investments	1,999	6	2,037,902	21,374,853	850	31,004,103	6,074,097	19,557,060

Reinvested capital gains	-	-	120,903	1,331,582	-	1,313,691	86,023	272,433

Net increase (decrease) in contract owners’ equity resulting from operations	$2,051	6	2,149,283	22,261,750	803	31,862,772	6,377,821	20,040,765

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	DVDLS	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP
Reinvested dividends	$-	127,563	10,016	456,361	1,392,376	8,568,659	56,291	2,644,672
Mortality and expense risk charges (note 2)	(18,296)	(188,842)	(20,230)	(138,222)	(516,847)	(4,721,338)	(130,882)	(640,111)

Net investment income (loss)	(18,296)	(61,279)	(10,214)	318,139	875,529	3,847,321	(74,591)	2,004,561
Realized gain (loss) on investments	430,368	438,477	53,204	388,099	62,056	(2,254,315)	773,237	(547,533)
Change in unrealized gain (loss) on investments	87,478	3,869,004	108,268	(749,372)	(1,211,431)	57,857,545	1,544,660	658,671

Net gain (loss) on investments	517,846	4,307,481	161,472	(361,273)	(1,149,375)	55,603,230	2,317,897	111,138

Reinvested capital gains	-	-	27,994	-	-	22,745,866	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$499,550	4,246,202	179,252	(43,134)	(273,846)	82,196,417	2,243,306	2,115,699

Investment Activity:	FAMP	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S
Reinvested dividends	$2,092,283	590,157	5,237,020	91,705	2,618,187	182,421	7,109,669	164,176
Mortality and expense risk charges (note 2)	(1,818,718)	(1,226,818)	(3,312,057)	(79,506)	(2,493,575)	(139,350)	(6,777,463)	(125,968)

Net investment income (loss)	273,565	(636,661)	1,924,963	12,199	124,612	43,071	332,206	38,208
Realized gain (loss) on investments	5,239,754	(2,581,669)	(1,547,963)	482,484	(59,045)	718,244	(1,809,383)	472,940
Change in unrealized gain (loss) on investments	12,382,327	18,748,603	32,068,824	94,721	15,888,780	526,760	54,696,223	1,098,249

Net gain (loss) on investments	17,622,081	16,166,934	30,520,861	577,205	15,829,735	1,245,004	52,886,840	1,571,189

Reinvested capital gains	324,301	520,533	15,353,797	70,641	1,912,740	144,574	6,156,404	134,233

Net increase (decrease) in contract owners’ equity resulting from operations	$18,219,947	16,050,806	47,799,621	660,045	17,867,087	1,432,649	59,375,450	1,743,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FF30S2	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2
Reinvested dividends	$541,542	985,915	61,657	1,131,482	434,276	8,330,345	99,650	723,668
Mortality and expense risk charges (note 2)	(553,639)	(4,603,558)	(1,856,757)	(285,807)	(290,794)	(6,123,807)	(324,443)	(4,112,502)

Net investment income (loss)	(12,097)	(3,617,643)	(1,795,100)	845,675	143,482	2,206,538	(224,793)	(3,388,834)
Realized gain (loss) on investments	(9,851)	16,880,624	7,418,902	397,562	311,119	2,312,824	1,721,464	562,368
Change in unrealized gain (loss) on investments	5,579,215	89,957,845	29,428,199	(269,515)	(1,420,795)	(23,548,354)	2,632,210	45,515,203

Net gain (loss) on investments	5,569,364	106,838,469	36,847,101	128,047	(1,109,676)	(21,235,530)	4,353,674	46,077,571

Reinvested capital gains	479,930	234,742	93,826	-	231,711	4,764,478	3,142,412	34,734,824

Net increase (decrease) in contract owners’ equity resulting from operations	$6,037,197	103,455,568	35,145,827	973,722	(734,483)	(14,264,514)	7,271,293	77,423,561

Investment Activity:	FOP	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2
Reinvested dividends	$712,903	345,628	23,014	884,546	54,569	11,086,282	864,699	1,904,748
Mortality and expense risk charges (note 2)	(703,105)	(333,518)	(32,952)	(1,088,267)	(91,519)	(2,729,695)	(836,134)	(2,260,306)

Net investment income (loss)	9,798	12,110	(9,938)	(203,721)	(36,950)	8,356,587	28,565	(355,558)
Realized gain (loss) on investments	1,844,280	(1,095,103)	75,796	(842,408)	778,015	(1,623,460)	3,959,188	19,504,837
Change in unrealized gain (loss) on investments	11,467,326	7,425,544	529,541	18,402,581	1,001,419	13,439,321	9,488,589	20,652,094

Net gain (loss) on investments	13,311,606	6,330,441	605,337	17,560,173	1,779,434	11,815,861	13,447,777	40,156,931

Reinvested capital gains	195,429	94,747	7,932	288,086	-	-	-	2,458,140

Net increase (decrease) in contract owners’ equity resulting from operations	$13,516,833	6,437,298	603,331	17,644,538	1,742,484	20,172,448	13,476,342	42,259,513

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FTVMD2	FTVDM3	TIF2	TIF3	FTVGI2	FTVGI3	FTVFA2	FTVSI2
Reinvested dividends	$1,273	448,014	82,805	1,678,189	635	5,951,546	4,674,284	-
Mortality and expense risk charges (note 2)	(304)	(348,516)	(51,218)	(1,114,612)	(700)	(1,885,033)	(686,526)	(21)

Net investment income (loss)	969	99,498	31,587	563,577	(65)	4,066,513	3,987,758	(21)
Realized gain (loss) on investments	(207)	1,664,645	103,162	6,392,261	(106)	579,522	201,432	-
Change in unrealized gain (loss) on investments	8,192	(2,448,177)	534,540	6,440,659	9,430	(6,162,439)	(2,897,581)	335

Net gain (loss) on investments	7,985	(783,532)	637,702	12,832,920	9,324	(5,582,917)	(2,696,149)	335

Reinvested capital gains	5,292	-	-	-	164	1,551,702	6,816,750	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,246	(684,034)	669,289	13,396,497	9,423	35,298	8,108,359	314

Investment Activity:	FTVHI2	GVSSCS	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS
Reinvested dividends	$-	64	3,284,816	-	147	-	183,693	871,112
Mortality and expense risk charges (note 2)	(134)	(18)	(2,366,424)	(194)	(186)	(59,238)	(388,615)	(496,691)

Net investment income (loss)	(134)	46	918,392	(194)	(39)	(59,238)	(204,922)	374,421
Realized gain (loss) on investments	26	16	(2,722,505)	655	541	389,000	419,750	(1,456,616)
Change in unrealized gain (loss) on investments	2,988	46	399,762	3,018	2,873	1,043,786	7,916,551	5,197,517

Net gain (loss) on investments	3,014	62	(2,322,743)	3,673	3,414	1,432,786	8,336,301	3,740,901

Reinvested capital gains	-	1,099	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,880	1,207	(1,404,351)	3,479	3,375	1,373,548	8,131,379	4,115,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVIG	OVGI	OVGIS
Reinvested dividends	$1,536,897	745,092	860,853	1,515,234	84,011	148	128,915	1,879,682
Mortality and expense risk charges (note 2)	(406,368)	(718,389)	(1,101,181)	(1,475,499)	(102,776)	(788)	(155,004)	(3,574,600)

Net investment income (loss)	1,130,529	26,703	(240,328)	39,735	(18,765)	(640)	(26,089)	(1,694,918)
Realized gain (loss) on investments	(2,033,826)	839,428	417,834	8,447,794	546,995	208	201,204	7,866,915
Change in unrealized gain (loss) on investments	468,560	11,562,325	16,767,000	16,605,739	1,123,759	33,322	2,912,043	50,051,316

Net gain (loss) on investments	(1,565,266)	12,401,753	17,184,834	25,053,533	1,670,754	33,530	3,113,247	57,918,231

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(434,737)	12,428,456	16,944,506	25,093,268	1,651,989	32,890	3,087,158	56,223,313

Investment Activity:	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$58,069	442,532	1,173	49,982	406,304	1,993,896	481,457	4,870,814
Mortality and expense risk charges (note 2)	(87,543)	(998,542)	(132,270)	(13,283)	(133,594)	(632,869)	(410,636)	(5,657,731)

Net investment income (loss)	(29,474)	(556,010)	(131,097)	36,699	272,710	1,361,027	70,821	(786,917)
Realized gain (loss) on investments	616,393	7,773,894	870,218	(2,532)	19,930	36,266	(49,614)	1,325,524
Change in unrealized gain (loss) on investments	1,385,306	12,337,397	2,228,268	(51,785)	(463,141)	(2,189,066)	(2,429,682)	(6,906,910)

Net gain (loss) on investments	2,001,699	20,111,291	3,098,486	(54,317)	(443,211)	(2,152,800)	(2,479,296)	(5,581,386)

Reinvested capital gains	76,446	763,971	-	-	-	-	298,344	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,048,671	20,319,252	2,967,389	(17,618)	(170,501)	(791,773)	(2,110,131)	(6,368,303)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS
Reinvested dividends	$5,123,014	-	174	48,246	4,821	16,651	14,415	2,774
Mortality and expense risk charges (note 2)	(3,718,795)	(22)	(14)	(42,312)	(4,835)	(28,357)	(87,144)	(5,678)

Net investment income (loss)	1,404,219	(22)	160	5,934	(14)	(11,706)	(72,729)	(2,904)
Realized gain (loss) on investments	(94,393)	-	-	131,094	(38,353)	76,497	123,839	5,366
Change in unrealized gain (loss) on investments	(12,688,696)	(535)	(126)	656,925	111,925	627,591	1,799,146	120,946

Net gain (loss) on investments	(12,783,089)	(535)	(126)	788,019	73,572	704,088	1,922,985	126,312

Reinvested capital gains	2,338,141	-	64	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,040,729)	(557)	98	793,953	73,558	692,382	1,850,256	123,408

Investment Activity:	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV
Reinvested dividends	$666	-	-	78,737	314,088	484,174	418,381	-
Mortality and expense risk charges (note 2)	(97)	(14,955)	(1,439,588)	(357,528)	(176,317)	(399,286)	(803,181)	(1,118)

Net investment income (loss)	569	(14,955)	(1,439,588)	(278,791)	137,771	84,888	(384,800)	(1,118)
Realized gain (loss) on investments	36	(756)	3,635,705	270,389	(138,444)	(343,736)	(879,531)	14,551
Change in unrealized gain (loss) on investments	3,323	21,134	28,286,049	1,462,731	(1,489,019)	3,193,745	4,800,793	57,432

Net gain (loss) on investments	3,359	20,378	31,921,754	1,733,120	(1,627,463)	2,850,009	3,921,262	71,983

Reinvested capital gains	3,462	-	5,531,671	305,242	2,543	-	1,195,978	1,468

Net increase (decrease) in contract owners’ equity resulting from operations	$7,390	5,423	36,013,837	1,759,571	(1,487,149)	2,934,897	4,732,440	72,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP
Reinvested dividends	$-	-	1,978,170	2,243,789	-	41,109	274,990	490,957
Mortality and expense risk charges (note 2)	(685)	(2,108)	(2,618,901)	(833,321)	(313,722)	(10,812)	(99,978)	(158,488)

Net investment income (loss)	(685)	(2,108)	(640,731)	1,410,468	(313,722)	30,297	175,012	332,469
Realized gain (loss) on investments	1,258	5,107	1,000,531	1,143,472	189,369	32,472	72,060	78,099
Change in unrealized gain (loss) on investments	24,443	84,668	35,507,719	1,522,802	4,311,574	170,923	3,443,686	5,984,011

Net gain (loss) on investments	25,701	89,775	36,508,250	2,666,274	4,500,943	203,395	3,515,746	6,062,110

Reinvested capital gains	463	970	-	-	542,846	121,860	876,064	1,781,710

Net increase (decrease) in contract owners’ equity resulting from operations	$25,479	88,637	35,867,519	4,076,742	4,730,067	355,552	4,566,822	8,176,289

Investment Activity:	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2
Reinvested dividends	$90,656	3	577	-	59	3,754	67
Mortality and expense risk charges (note 2)	(26,866)	(598)	(3,818)	(649,528)	(89)	(3,755)	(759)

Net investment income (loss)	63,790	(595)	(3,241)	(649,528)	(30)	(1)	(692)
Realized gain (loss) on investments	42,418	1,901	13,542	2,139,396	338	226	4,010
Change in unrealized gain (loss) on investments	677,314	12,241	62,487	12,576,461	782	(20,955)	8,707

Net gain (loss) on investments	719,732	14,142	76,029	14,715,857	1,120	(20,729)	12,717

Reinvested capital gains	269,849	1,169	-	2,105,421	-	9,528	4,153

Net increase (decrease) in contract owners’ equity resulting from operations	$1,053,371	14,716	72,788	16,171,750	1,090	(11,202)	16,178

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		ALMCS		ALVDAA		ALVDAB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,715,260	(868,382)	(4,628)	(4,669)	26	-	(74,385)	(9,240)
Realized gain (loss) on investments	457,179,594	138,736,108	53,544	(51,583)	1	-	46,184	438
Change in unrealized gain (loss) on investments	4,797,378,405	2,715,330,029	85,118	113,711	845	-	474,949	61,461
Reinvested capital gains	510,501,962	391,317,868	-	-	53	-	20,576	404

Net increase (decrease) in contract owners’ equity resulting from operations	5,772,775,221	3,244,515,623	134,034	57,459	925	-	467,324	53,063

Equity transactions:
Purchase payments received from contract owners (note 3)	5,436,211,476	4,330,208,480	-	-	14,588	-	5,735,930	1,883,778
Transfers between funds	-	-	54,912	(21,165)	79	-	435,150	62,903
Redemptions	(3,376,288,511)	(3,178,018,419)	(45,395)	(27,091)	-	-	(353,794)	(8,605)
Annuity benefits	(1,499,588)	(1,609,188)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(239,707,518)	(195,320,379)	(16)	(5)	-	-	(36)	-
Contingent deferred sales charges (note 2)	(16,694,003)	(20,085,587)	-	-	-	-	(9,161)	-
Adjustments to maintain reserves	586,925	(599,214)	(28)	4	3	-	(146)	10

Net equity transactions	1,802,608,781	934,575,693	9,473	(48,257)	14,670	-	5,807,943	1,938,086

Net change in contract owners’ equity	7,575,384,002	4,179,091,316	143,507	9,202	15,595	-	6,275,267	1,991,149
Contract owners’ equity beginning of period	33,972,994,748	29,793,903,432	402,340	393,138	-	-	1,991,149	-

Contract owners’ equity end of period	$41,548,378,750	33,972,994,748	545,847	402,340	15,595	-	8,266,416	1,991,149

CHANGES IN UNITS:
Beginning units	2,640,272,691	2,517,758,479	29,102	32,647	-	-	196,701	-
Units purchased	791,386,600	707,765,795	3,523	7,017	1,477	-	604,526	197,949
Units redeemed	(604,009,209)	(585,251,583)	(3,167)	(10,562)	-	-	(58,734)	(1,248)

Ending units	2,827,650,082	2,640,272,691	29,458	29,102	1,477	-	742,493	196,701

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVIP1		AFGF		AFHY		AVPAP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$175	-	(15,332)	(26,584)	71,171	101,145	1,011,605	97,105
Realized gain (loss) on investments	(163)	-	428,230	137,504	(57,618)	75,394	608	(1)
Change in unrealized gain (loss) on investments	(1,029)	-	2,491,862	1,485,565	64,792	3,862	25,889,242	8,806
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,017)	-	2,904,760	1,596,485	78,345	180,401	26,901,455	105,910

Equity transactions:
Purchase payments received from contract owners (note 3)	47,011	-	6,896	17,280	925	1,418	343,125,655	12,416,356
Transfers between funds	443	-	(151,341)	(65,976)	(370,390)	(960)	14,344,843	638,055
Redemptions	-	-	(1,102,274)	(590,226)	(269,057)	(34,272)	(1,440,996)	(54)
Annuity benefits	-	-	(734)	(641)	(1,466)	(1,401)	-	-
Contract maintenance charges (note 2)	-	-	(2,974)	(3,313)	(463)	(528)	(254,152)	-
Contingent deferred sales charges (note 2)	-	-	-	(147)	-	-	(15,258)	-
Adjustments to maintain reserves	52	-	641	542	887	820	132,590	(30)

Net equity transactions	47,506	-	(1,249,786)	(642,481)	(639,564)	(34,923)	355,892,682	13,054,327

Net change in contract owners’ equity	46,489	-	1,654,974	954,004	(561,219)	145,478	382,794,137	13,160,237
Contract owners’ equity beginning of period	-	-	10,717,811	9,763,807	1,957,169	1,811,691	13,160,237	-

Contract owners’ equity end of period	$46,489	-	12,372,785	10,717,811	1,395,950	1,957,169	395,954,374	13,160,237

CHANGES IN UNITS:
Beginning units	-	-	125,616	133,488	35,854	37,304	1,300,941	-
Units purchased	5,600	-	142	213	22,536	104,321	32,178,187	1,300,946
Units redeemed	(488)	-	(13,120)	(8,085)	(34,183)	(105,771)	(498,013)	(5)

Ending units	5,112	-	112,638	125,616	24,207	35,854	32,981,115	1,300,941

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AFGC		MLVGA3		CHSMM		DWVVLS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,432)	(1,282)	(704,864)	8,128	(104,494)	(121,636)	(288)	-
Realized gain (loss) on investments	7,558	15,531	480,806	876,600	-	-	15	-
Change in unrealized gain (loss) on investments	(71,289)	(36,013)	14,078,873	9,286,107	-	-	16,146	-
Reinvested capital gains	26,579	32,139	9,798,344	505,553	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,584)	10,375	23,653,159	10,676,388	(104,494)	(121,636)	15,873	-

Equity transactions:
Purchase payments received from contract owners (note 3)	189	243	82,385,180	32,521,177	2,836,160	4,508,129	208,814	-
Transfers between funds	(44,934)	(67,812)	6,940,473	(1,839,954)	(2,013,499)	(3,233,511)	1,022	-
Redemptions	(100,998)	(69,830)	(15,600,032)	(10,954,494)	(1,835,791)	(4,770,359)	-	-
Annuity benefits	(229)	(241)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(563)	(648)	(11,198)	(10,704)	(454)	(523)	-	-
Contingent deferred sales charges (note 2)	-	-	(61,059)	(46,330)	-	-	-	-
Adjustments to maintain reserves	151	160	(850)	(604)	31	37	(3)	-

Net equity transactions	(146,384)	(138,128)	73,652,514	19,669,091	(1,013,553)	(3,496,227)	209,833	-

Net change in contract owners’ equity	(187,968)	(127,753)	97,305,673	30,345,479	(1,118,047)	(3,617,863)	225,706	-
Contract owners’ equity beginning of period	1,095,748	1,223,501	154,015,464	123,669,985	10,825,869	14,443,732	-	-

Contract owners’ equity end of period	$907,780	1,095,748	251,321,137	154,015,464	9,707,822	10,825,869	225,706	-

CHANGES IN UNITS:
Beginning units	30,588	34,457	11,530,622	10,016,317	1,047,948	1,391,226	-	-
Units purchased	5	7	7,335,827	3,778,528	834,216	915,325	19,345	-
Units redeemed	(4,160)	(3,876)	(2,124,228)	(2,264,223)	(932,422)	(1,258,603)	(7)	-

Ending units	26,433	30,588	16,742,221	11,530,622	949,742	1,047,948	19,338	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DWVSVS		DSIF		DSIFS		DSRG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(24,022)	-	1,113,828	1,457,608	162,694	392,139	(29,513)	(207,312)
Realized gain (loss) on investments	11,101	-	9,910,408	8,840,652	(170,702)	(550,789)	2,926,256	2,295,367
Change in unrealized gain (loss) on investments	442,070	-	46,211,129	7,681,337	38,379,903	9,983,889	8,831,655	1,986,545
Reinvested capital gains	-	-	2,506,810	10,738,166	1,637,024	5,772,701	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	429,149	-	59,742,175	28,717,763	40,008,919	15,597,940	11,728,398	4,074,600

Equity transactions:
Purchase payments received from contract owners (note 3)	3,525,717	-	3,383,204	3,065,443	18,998,381	19,021,454	522,695	688,977
Transfers between funds	1,844,177	-	(1,345,935)	(1,571,346)	(2,905,774)	(3,519,032)	(524,461)	(191,678)
Redemptions	(103,744)	-	(29,323,740)	(31,854,859)	(12,547,913)	(13,537,724)	(5,203,285)	(5,313,891)
Annuity benefits	-	-	(64,468)	(61,740)	(9,216)	(35,545)	(3,065)	(2,701)
Contract maintenance charges (note 2)	(2,633)	-	(115,326)	(127,839)	(460,382)	(345,677)	(30,371)	(33,795)
Contingent deferred sales charges (note 2)	(259)	-	(16,713)	(22,120)	(48,911)	(68,980)	(2,364)	(7,779)
Adjustments to maintain reserves	(114)	-	1,352	136	(2,471)	(1,308)	164	154

Net equity transactions	5,263,144	-	(27,481,626)	(30,572,325)	3,023,714	1,513,188	(5,240,687)	(4,860,713)

Net change in contract owners’ equity	5,692,293	-	32,260,549	(1,854,562)	43,032,633	17,111,128	6,487,711	(786,113)
Contract owners’ equity beginning of period	-	-	209,124,239	210,978,801	131,126,647	114,015,519	38,328,044	39,114,157

Contract owners’ equity end of period	$5,692,293	-	241,384,788	209,124,239	174,159,280	131,126,647	44,815,755	38,328,044

CHANGES IN UNITS:
Beginning units	-	-	6,373,721	7,343,204	7,884,652	7,723,730	1,435,555	1,619,263
Units purchased	528,282	-	277,105	352,615	2,172,981	2,628,249	35,511	52,434
Units redeemed	(61,951)	-	(1,004,323)	(1,322,098)	(1,966,283)	(2,467,327)	(205,992)	(236,142)

Ending units	466,331	-	5,646,503	6,373,721	8,091,350	7,884,652	1,265,074	1,435,555

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ETVFR		FRESS2		GVGMNS		HVIE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,458	-	1,912	-	(33,335)	(1,312)	25,381	(640)
Realized gain (loss) on investments	(1)	-	(8)	-	94,586	46	130,038	(100,939)
Change in unrealized gain (loss) on investments	148	-	(12,851)	-	77,371	13,126	2,056,941	1,065,413
Reinvested capital gains	44	-	5,681	-	107,917	672	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,649	-	(5,266)	-	246,539	12,532	2,212,360	963,834

Equity transactions:
Purchase payments received from contract owners (note 3)	53,406	-	136,764	-	3,911,123	525,929	3,763,473	2,964,602
Transfers between funds	113,701	-	-	-	205,536	38,549	(481,022)	(77,278)
Redemptions	-	-	-	-	(310,482)	(5,842)	(243,977)	(559,480)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(173)	-	(86,813)	(53,651)
Contingent deferred sales charges (note 2)	-	-	-	-	(1,190)	(213)	(3,677)	(8,428)
Adjustments to maintain reserves	(5)	-	(4)	-	(80)	(19)	(2,099)	(12,722)

Net equity transactions	167,102	-	136,760	-	3,804,734	558,404	2,945,885	2,253,043

Net change in contract owners’ equity	168,751	-	131,494	-	4,051,273	570,936	5,158,245	3,216,877
Contract owners’ equity beginning of period	-	-	-	-	570,936	-	9,259,820	6,042,943

Contract owners’ equity end of period	$168,751	-	131,494	-	4,622,209	570,936	14,418,065	9,259,820

CHANGES IN UNITS:
Beginning units	-	-	-	-	55,968	-	917,015	672,762
Units purchased	16,659	-	14,671	-	464,144	57,507	508,846	486,457
Units redeemed	-	-	-	-	(113,937)	(1,539)	(245,885)	(242,204)

Ending units	16,659	-	14,671	-	406,175	55,968	1,179,976	917,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(388,658)	(275,887)	(44,237)	(7,713)	(310,757)	(235,579)	554	-
Realized gain (loss) on investments	2,725,402	282,761	208,939	(227)	758,259	(159,601)	-	-
Change in unrealized gain (loss) on investments	5,653,487	3,353,709	340,386	58,225	6,164,921	(336,503)	(963)	-
Reinvested capital gains	-	-	346,153	7,869	-	6,819	1,105	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,990,231	3,360,583	851,241	58,154	6,612,423	(724,864)	696	-

Equity transactions:
Purchase payments received from contract owners (note 3)	7,305,046	5,933,771	4,480,847	1,015,995	266,163	412,549	50,612	-
Transfers between funds	1,424,464	(87,207)	466,305	467,222	(2,383,083)	23,476,825	45	-
Redemptions	(1,708,809)	(660,379)	(141,614)	(14,181)	(2,213,082)	(1,677,803)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(209,718)	(113,462)	(13,725)	(1,207)	(111,876)	(73,943)	-	-
Contingent deferred sales charges (note 2)	(12,474)	(8,601)	(1,231)	(43)	(9,227)	(13,754)	-	-
Adjustments to maintain reserves	(592)	(308)	(287)	(45)	(697)	(778)	(3)	-

Net equity transactions	6,797,917	5,063,814	4,790,295	1,467,741	(4,451,802)	22,123,096	50,654	-

Net change in contract owners’ equity	14,788,148	8,424,397	5,641,536	1,525,895	2,160,621	21,398,232	51,350	-
Contract owners’ equity beginning of period	22,301,050	13,876,653	1,525,895	-	21,398,232	-	-	-

Contract owners’ equity end of period	$37,089,198	22,301,050	7,167,431	1,525,895	23,558,853	21,398,232	51,350	-

CHANGES IN UNITS:
Beginning units	1,678,205	1,261,261	153,532	-	2,201,353	-	-	-
Units purchased	1,392,881	1,124,800	598,210	157,701	201,402	2,554,821	5,179	-
Units redeemed	(921,884)	(707,856)	(180,304)	(4,169)	(600,453)	(353,468)	-	-

Ending units	2,149,202	1,678,205	571,438	153,532	1,802,302	2,201,353	5,179	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JPMMV1		JABS		JAMGS		JACAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(55,858)	(30,973)	69,225	133,562	(13)	-	(1,390,583)	(1,249,124)
Realized gain (loss) on investments	1,686,455	518,272	149,145	(143,799)	1	-	4,567,792	(162,263)
Change in unrealized gain (loss) on investments	1,652,493	934,965	1,191,795	446,216	892	-	34,285,389	25,949,401
Reinvested capital gains	131,580	-	516,142	817,709	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,414,670	1,422,264	1,926,307	1,253,688	880	-	37,462,598	24,538,014

Equity transactions:
Purchase payments received from contract owners (note 3)	921,795	228,612	210,806	36,509	9,311	-	15,364,826	14,847,992
Transfers between funds	3,150,496	3,530,039	(416,953)	860,490	-	-	(19,975,289)	2,891,518
Redemptions	(1,913,966)	(752,613)	(1,846,160)	(1,231,066)	-	-	(13,295,180)	(11,597,332)
Annuity benefits	-	-	(7,125)	-	-	-	-	-
Contract maintenance charges (note 2)	(3,987)	(3,007)	(862)	(912)	-	-	(672,673)	(560,583)
Contingent deferred sales charges (note 2)	(2,947)	(839)	(1,650)	(793)	-	-	(80,328)	(87,428)
Adjustments to maintain reserves	(89)	(106)	(10,964)	(108)	(2)	-	(1,544)	(1,361)

Net equity transactions	2,151,302	3,002,086	(2,072,908)	(335,880)	9,309	-	(18,660,188)	5,492,806

Net change in contract owners’ equity	5,565,972	4,424,350	(146,601)	917,808	10,189	-	18,802,410	30,030,820
Contract owners’ equity beginning of period	10,278,714	5,854,364	11,759,269	10,841,461	-	-	141,268,602	111,237,782

Contract owners’ equity end of period	$15,844,686	10,278,714	11,612,668	11,759,269	10,189	-	160,071,012	141,268,602

CHANGES IN UNITS:
Beginning units	597,636	404,489	637,267	655,718	-	-	8,531,781	8,157,179
Units purchased	370,462	318,277	44,723	101,324	836	-	1,659,468	2,927,685
Units redeemed	(262,057)	(125,130)	(153,722)	(119,775)	-	-	(2,662,455)	(2,553,083)

Ending units	706,041	597,636	528,268	637,267	836	-	7,528,794	8,531,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAGTS		JAIGS		LZREMS		MIGSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(315,960)	(178,769)	1,213,360	(263,818)	532	-	(91,058)	(120,648)
Realized gain (loss) on investments	597,188	722,606	(2,069,784)	(2,758,370)	50	-	642,307	658,949
Change in unrealized gain (loss) on investments	6,050,615	(386,687)	9,834,302	(8,234,841)	(433)	-	1,229,361	312,080
Reinvested capital gains	-	-	-	9,366,961	237	-	248,547	437,026

Net increase (decrease) in contract owners’ equity resulting from operations	6,331,843	157,150	8,977,878	(1,890,068)	386	-	2,029,157	1,287,407

Equity transactions:
Purchase payments received from contract owners (note 3)	5,110,060	1,683,387	5,299,807	1,841,470	40,961	-	40,831	118,124
Transfers between funds	656,395	14,842,401	(7,585,908)	82,450,932	(498)	-	(248,098)	(434,498)
Redemptions	(2,155,791)	(1,110,909)	(10,227,262)	(6,933,784)	-	-	(1,726,890)	(2,206,573)
Annuity benefits	(511)	(449)	(13,857)	(11,180)	-	-	-	-
Contract maintenance charges (note 2)	(3,948)	(3,414)	(16,584)	(13,829)	-	-	(841)	(1,078)
Contingent deferred sales charges (note 2)	(7,338)	(1,980)	(52,971)	(30,108)	-	-	(874)	(3,605)
Adjustments to maintain reserves	(1,181)	(3,526)	(991)	(102,897)	(6)	-	(249)	(3,887)

Net equity transactions	3,597,686	15,405,510	(12,597,766)	77,200,604	40,457	-	(1,936,121)	(2,531,517)

Net change in contract owners’ equity	9,929,529	15,562,660	(3,619,888)	75,310,536	40,843	-	93,036	(1,244,110)
Contract owners’ equity beginning of period	17,318,486	1,755,826	80,449,978	5,139,442	-	-	8,220,030	9,464,140

Contract owners’ equity end of period	$27,248,015	17,318,486	76,830,090	80,449,978	40,843	-	8,313,066	8,220,030

CHANGES IN UNITS:
Beginning units	2,402,225	378,492	4,239,187	391,151	-	-	480,417	638,301
Units purchased	1,092,301	2,703,521	696,916	5,034,442	4,179	-	28,899	85,002
Units redeemed	(756,057)	(679,788)	(1,383,362)	(1,186,406)	(50)	-	(130,245)	(242,886)

Ending units	2,738,469	2,402,225	3,552,741	4,239,187	4,129	-	379,071	480,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MNDSC		MVUSC		MVFSC		MVIVSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(246,926)	(11,114)	152	-	(2,113,899)	(750,140)	(131,537)	(54,039)
Realized gain (loss) on investments	641,061	(2,784)	1	-	19,077,934	21,454,078	1,612,253	826,506
Change in unrealized gain (loss) on investments	4,081,575	46,713	480	-	81,399,828	18,997,367	22,062,036	8,039,702
Reinvested capital gains	159,903	72,688	161	-	1,059,286	2,388,656	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,635,613	105,503	794	-	99,423,149	42,089,961	23,542,752	8,812,169

Equity transactions:
Purchase payments received from contract owners (note 3)	8,371,076	1,086,920	20,189	-	28,527,711	20,769,221	26,965,050	18,099,412
Transfers between funds	9,912,066	1,392,940	-	-	(11,372,458)	(29,136,073)	16,495,681	4,486,866
Redemptions	(1,501,842)	(31,399)	-	-	(36,940,464)	(40,523,464)	(4,529,997)	(3,003,388)
Annuity benefits	-	-	-	-	(12,343)	(6,559)	-	-
Contract maintenance charges (note 2)	(28,015)	(2,197)	-	-	(1,674,348)	(1,467,206)	(710,182)	(502,127)
Contingent deferred sales charges (note 2)	(1,288)	(73)	-	-	(153,372)	(213,614)	(31,438)	(32,725)
Adjustments to maintain reserves	(439)	(55)	(4)	-	(718)	(1,221)	(896)	(659)

Net equity transactions	16,751,558	2,446,136	20,185	-	(21,625,992)	(50,578,916)	38,188,218	19,047,379

Net change in contract owners’ equity	21,387,171	2,551,639	20,979	-	77,797,157	(8,488,955)	61,730,970	27,859,548
Contract owners’ equity beginning of period	2,551,639	-	-	-	308,714,664	317,203,619	77,870,623	50,011,075

Contract owners’ equity end of period	$23,938,810	2,551,639	20,979	-	386,511,821	308,714,664	139,601,593	77,870,623

CHANGES IN UNITS:
Beginning units	250,099	-	-	-	16,598,824	19,464,081	6,568,051	4,818,705
Units purchased	2,041,879	293,271	1,989	-	3,404,031	3,204,311	4,591,826	3,218,364
Units redeemed	(603,586)	(43,172)	-	-	(4,434,763)	(6,069,568)	(1,779,606)	(1,469,018)

Ending units	1,688,392	250,099	1,989	-	15,568,092	16,598,824	9,380,271	6,568,051

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVFI		MSVF2		MSEM		MSEMB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$29,524	47,324	321,627	548,234	78,587	53,000	23,229	13,471
Realized gain (loss) on investments	23,585	55,941	322,236	353,338	42,029	83,327	9,855	13,137
Change in unrealized gain (loss) on investments	(74,772)	8,816	(1,018,539)	535,842	(479,013)	399,647	(142,321)	124,714
Reinvested capital gains	-	-	-	-	36,234	-	11,213	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,663)	112,081	(374,676)	1,437,414	(322,163)	535,974	(98,024)	151,322

Equity transactions:
Purchase payments received from contract owners (note 3)	15,399	15,352	56,855	110,504	337	-	8,000	-
Transfers between funds	(136,517)	30,512	(709,138)	(83,468)	(146,216)	(55,969)	(83,396)	(36,747)
Redemptions	(133,801)	(329,097)	(1,871,482)	(2,756,267)	(394,339)	(663,484)	(66,145)	(123,745)
Annuity benefits	-	-	(7,383)	(7,711)	-	-	-	-
Contract maintenance charges (note 2)	(355)	(484)	(22,152)	(23,111)	(1,534)	(1,974)	(163)	(194)
Contingent deferred sales charges (note 2)	(307)	(63)	(3,606)	(10,791)	(46)	(191)	(11)	(69)
Adjustments to maintain reserves	(65)	(10)	(309)	(352)	(51)	(128)	(49)	(67)

Net equity transactions	(255,646)	(283,790)	(2,557,215)	(2,771,196)	(541,849)	(721,746)	(141,764)	(160,822)

Net change in contract owners’ equity	(277,309)	(171,709)	(2,931,891)	(1,333,782)	(864,012)	(185,772)	(239,788)	(9,500)
Contract owners’ equity beginning of period	1,420,643	1,592,352	18,558,710	19,892,492	3,393,878	3,579,650	1,006,127	1,015,627

Contract owners’ equity end of period	$1,143,334	1,420,643	15,626,819	18,558,710	2,529,866	3,393,878	766,339	1,006,127

CHANGES IN UNITS:
Beginning units	114,987	139,216	1,488,971	1,719,934	119,137	146,190	40,884	47,925
Units purchased	8,059	36,116	164,111	169,763	21	-	858	652
Units redeemed	(28,945)	(60,345)	(375,835)	(400,726)	(20,502)	(27,053)	(6,660)	(7,693)

Ending units	94,101	114,987	1,277,247	1,488,971	98,656	119,137	35,082	40,884

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VKVGR2		MSVRE		MSVREB		NVAMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,634	(205)	(121)	(181)	(21)	(40)	251,186	(199,091)
Realized gain (loss) on investments	4,230	15	1,565	1,327	12	1,393	1,956,272	721,869
Change in unrealized gain (loss) on investments	(7,673)	4,157	(1,166)	4,271	38	(832)	10,623,314	3,809,786
Reinvested capital gains	-	-	-	-	-	-	1,003,134	2,037,600

Net increase (decrease) in contract owners’ equity resulting from operations	(1,809)	3,967	278	5,417	29	521	13,833,906	6,370,164

Equity transactions:
Purchase payments received from contract owners (note 3)	36,361	-	184	(290)	(210)	(39,125)	901,161	707,015
Transfers between funds	(11,191)	55,729	(184)	116	242	39,208	(201,272)	(2,237,375)
Redemptions	(1,019)	-	-	-	(32)	-	(8,406,233)	(8,009,308)
Annuity benefits	-	-	(9,312)	(2,964)	(468)	(772)	(4,021)	(3,039)
Contract maintenance charges (note 2)	(1)	-	-	174	(1)	(2)	(21,562)	(23,606)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(9,289)	(12,827)
Adjustments to maintain reserves	(19)	(2)	3,808	(3,173)	2	39	530	305

Net equity transactions	24,131	55,727	(5,504)	(6,137)	(467)	(652)	(7,740,686)	(9,578,835)

Net change in contract owners’ equity	22,322	59,694	(5,226)	(720)	(438)	(131)	6,093,220	(3,208,671)
Contract owners’ equity beginning of period	59,694	-	34,359	35,079	4,814	4,945	48,932,258	52,140,929

Contract owners’ equity end of period	$82,016	59,694	29,133	34,359	4,376	4,814	55,025,478	48,932,258

CHANGES IN UNITS:
Beginning units	6,184	-	-	-	27	27	3,121,609	3,763,621
Units purchased	8,962	6,184	12	9	28	3,308	137,357	90,321
Units redeemed	(6,503)	-	(12)	(9)	(28)	(3,308)	(562,203)	(732,333)

Ending units	8,643	6,184	-	-	27	27	2,696,763	3,121,609

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$242,761	(1,107,937)	(9,878,200)	(8,338,498)	4,134,690	7,498,446	(1,879,078)	(862,120)
Realized gain (loss) on investments	5,051,318	1,648,201	10,231,221	2,290,785	357,522	1,371,324	304,128	(2,448,582)
Change in unrealized gain (loss) on investments	32,294,637	11,016,530	836,203,892	447,347,736	(61,671,830)	27,197,053	41,606,303	27,321,376
Reinvested capital gains	3,084,906	5,941,559	1,052,405	-	429,639	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,673,622	17,498,353	837,609,318	441,300,023	(56,749,979)	36,066,823	40,031,353	24,010,674

Equity transactions:
Purchase payments received from contract owners (note 3)	10,640,647	7,568,117	452,044,967	555,891,246	281,696,970	218,970,652	33,354,606	16,473,773
Transfers between funds	(5,213,674)	(13,306,562)	88,656,793	(794,538)	165,847,527	52,628,071	(3,093,553)	(3,349,337)
Redemptions	(17,238,167)	(15,656,987)	(225,531,992)	(162,680,418)	(107,438,108)	(86,431,007)	(11,052,750)	(10,357,687)
Annuity benefits	(20,571)	(17,994)	(7,475)	(3,539)	(36,367)	(34,683)	(8,048)	(7,605)
Contract maintenance charges (note 2)	(624,230)	(519,924)	(39,268,844)	(31,014,092)	(11,181,264)	(8,552,540)	(767,570)	(623,287)
Contingent deferred sales charges (note 2)	(75,006)	(102,646)	(2,111,203)	(1,925,134)	(716,442)	(702,188)	(70,403)	(92,408)
Adjustments to maintain reserves	(1,523)	(2,308)	(207)	(3,790)	(1,285)	(2,749)	5,512	(919)

Net equity transactions	(12,532,524)	(22,038,304)	273,782,039	359,469,735	328,171,031	175,875,556	18,367,794	2,042,530

Net change in contract owners’ equity	28,141,098	(4,539,951)	1,111,391,357	800,769,758	271,421,052	211,942,379	58,399,147	26,053,204
Contract owners’ equity beginning of period	142,802,133	147,342,084	3,804,147,397	3,003,377,639	1,236,578,634	1,024,636,255	142,585,146	116,531,942

Contract owners’ equity end of period	$170,943,231	142,802,133	4,915,538,754	3,804,147,397	1,507,999,686	1,236,578,634	200,984,293	142,585,146

CHANGES IN UNITS:
Beginning units	9,244,748	10,757,342	331,857,633	298,878,335	106,649,138	91,572,178	11,903,007	11,697,772
Units purchased	1,659,063	1,096,504	62,015,267	64,730,700	49,887,834	30,111,228	3,895,861	2,742,837
Units redeemed	(2,371,831)	(2,609,098)	(41,077,499)	(31,751,402)	(21,518,707)	(15,034,268)	(2,537,367)	(2,537,602)

Ending units	8,531,980	9,244,748	352,795,401	331,857,633	135,018,265	106,649,138	13,261,501	11,903,007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAGR2		GVAGI2		HIBF		HIBF3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,242,229)	(2,891,341)	(7,846,368)	(6,605,075)	257,166	392,123	4,234,895	6,458,219
Realized gain (loss) on investments	(1,392,479)	(6,153,775)	18,777,719	(861,974)	(153,370)	(184,587)	3,857,490	854,689
Change in unrealized gain (loss) on investments	69,808,562	40,496,020	383,090,590	166,394,063	200,290	585,028	(3,372,155)	3,950,323
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,173,854	31,450,904	394,021,941	158,927,014	304,086	792,564	4,720,230	11,263,231

Equity transactions:
Purchase payments received from contract owners (note 3)	55,861,759	25,867,731	328,793,812	229,516,424	(115)	29	8,351,250	9,123,520
Transfers between funds	(10,169,335)	(15,951,353)	(132,755,812)	(42,981,040)	(202,153)	(302,180)	(16,457,087)	(5,804,309)
Redemptions	(19,440,978)	(16,607,631)	(110,562,160)	(83,952,247)	(1,007,410)	(1,280,655)	(9,944,098)	(10,697,689)
Annuity benefits	(5,601)	(4,750)	(6,175)	(2,114)	(311)	(305)	(1,797)	(10,309)
Contract maintenance charges (note 2)	(1,043,726)	(887,303)	(11,612,915)	(8,657,851)	(721)	(979)	(5,492)	(6,897)
Contingent deferred sales charges (note 2)	(100,222)	(134,622)	(731,503)	(701,559)	(374)	(468)	(18,770)	(56,633)
Adjustments to maintain reserves	(1,294)	(956)	(1,386)	(3,843)	(65)	(264)	(677)	(788)

Net equity transactions	25,100,603	(7,718,884)	73,123,861	93,217,770	(1,211,149)	(1,584,822)	(18,076,671)	(7,453,105)

Net change in contract owners’ equity	90,274,457	23,732,020	467,145,802	252,144,784	(907,063)	(792,258)	(13,356,441)	3,810,126
Contract owners’ equity beginning of period	226,797,687	203,065,667	1,257,445,364	1,005,300,580	6,046,751	6,839,009	101,012,332	97,202,206

Contract owners’ equity end of period	$317,072,144	226,797,687	1,724,591,166	1,257,445,364	5,139,688	6,046,751	87,655,891	101,012,332

CHANGES IN UNITS:
Beginning units	21,178,621	21,925,386	135,436,985	125,082,554	317,408	405,899	6,661,716	7,233,930
Units purchased	6,301,206	4,106,547	41,035,996	32,142,445	657	25,324	2,557,270	4,079,407
Units redeemed	(4,247,872)	(4,853,312)	(35,093,106)	(21,788,014)	(62,381)	(113,815)	(3,719,262)	(4,651,621)

Ending units	23,231,955	21,178,621	141,379,875	135,436,985	255,684	317,408	5,499,724	6,661,716

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GEM		GEM2		GEM3		GEM6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(225)	(1,917)	(5,217)	(14,700)	(49,868)	(204,875)	(313,805)	(661,084)
Realized gain (loss) on investments	1,547	(55,685)	(33,438)	(245,677)	307,112	(1,521,297)	1,213,668	(112,087)
Change in unrealized gain (loss) on investments	(2,075)	100,996	24,363	437,185	(550,033)	5,076,471	(1,437,303)	7,071,298
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(753)	43,394	(14,292)	176,808	(292,789)	3,350,299	(537,440)	6,298,127

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(49)	473,963	526,430	12,304,571	8,201,646
Transfers between funds	68,304	(20,766)	(44,791)	(82,436)	(2,797,407)	(1,443,011)	(2,748,187)	(303,727)
Redemptions	(27,089)	(109,494)	(103,410)	(278,702)	(3,087,204)	(3,680,267)	(5,113,543)	(5,713,863)
Annuity benefits	(558)	(552)	-	-	(7,362)	(2,519)	(2,357)	(1,942)
Contract maintenance charges (note 2)	(105)	(112)	(281)	(325)	(8,769)	(11,372)	(5,154)	(6,353)
Contingent deferred sales charges (note 2)	-	(1)	(10)	(163)	(5,453)	(4,444)	(17,636)	(46,339)
Adjustments to maintain reserves	(253)	(311)	(34)	(47)	2,820	(2,146)	(754)	(1,320)

Net equity transactions	40,299	(131,236)	(148,526)	(361,722)	(5,429,412)	(4,617,329)	4,416,940	2,128,102

Net change in contract owners’ equity	39,546	(87,842)	(162,818)	(184,914)	(5,722,201)	(1,267,030)	3,879,500	8,426,229
Contract owners’ equity beginning of period	209,526	297,368	1,087,434	1,272,348	22,205,647	23,472,677	52,314,937	43,888,708

Contract owners’ equity end of period	$249,072	209,526	924,616	1,087,434	16,483,446	22,205,647	56,194,437	52,314,937

CHANGES IN UNITS:
Beginning units	8,617	14,503	32,659	44,117	878,960	1,075,051	2,705,132	2,598,477
Units purchased	6,957	-	-	284	99,272	146,794	1,218,199	1,061,571
Units redeemed	(1,208)	(5,886)	(4,554)	(11,742)	(322,134)	(342,885)	(970,178)	(954,916)

Ending units	14,366	8,617	28,105	32,659	656,098	878,960	2,953,153	2,705,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GIG		GIG3		NVIE6		NVNMO1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(227)	(160)	(198,553)	(131,392)	(265,362)	(243,715)	(270,888)	44,582
Realized gain (loss) on investments	1,577	1,059	1,151,908	796,615	856,710	851,907	3,100,663	1,080,857
Change in unrealized gain (loss) on investments	8,943	4,074	2,684,448	2,629,444	3,345,706	2,479,899	21,948,594	4,089,975
Reinvested capital gains	-	-	-	-	-	-	3,368,774	5,060,113

Net increase (decrease) in contract owners’ equity resulting from operations	10,293	4,973	3,637,803	3,294,667	3,937,054	3,088,091	28,147,143	10,275,527

Equity transactions:
Purchase payments received from contract owners (note 3)	56,408	(1)	372,376	338,218	3,144,175	2,125,460	820,469	891,891
Transfers between funds	(764)	3	(575,205)	(822,168)	(288,273)	(2,473,355)	(359,220)	(3,073,354)
Redemptions	(2,297)	(2,680)	(3,502,036)	(3,685,324)	(1,644,743)	(2,193,911)	(10,085,648)	(10,231,572)
Annuity benefits	-	-	(4,709)	(6,662)	-	-	(10,256)	(26,271)
Contract maintenance charges (note 2)	(27)	(28)	(9,660)	(11,280)	(126,503)	(114,906)	(35,831)	(37,938)
Contingent deferred sales charges (note 2)	-	-	(3,498)	(2,895)	(11,000)	(27,879)	(3,816)	(6,764)
Adjustments to maintain reserves	(46)	2	(6,139)	(669)	(546)	(500)	1,009	(241)

Net equity transactions	53,274	(2,704)	(3,728,871)	(4,190,780)	1,073,110	(2,685,091)	(9,673,293)	(12,484,249)

Net change in contract owners’ equity	63,567	2,269	(91,068)	(896,113)	5,010,164	403,000	18,473,850	(2,208,722)
Contract owners’ equity beginning of period	38,015	35,746	24,478,912	25,375,025	24,533,603	24,130,603	70,487,265	72,695,987

Contract owners’ equity end of period	$101,582	38,015	24,387,844	24,478,912	29,543,767	24,533,603	88,961,115	70,487,265

CHANGES IN UNITS:
Beginning units	3,168	3,386	1,277,738	1,510,544	3,157,577	3,528,777	7,916,101	9,418,341
Units purchased	5,412	-	34,433	39,976	867,070	637,277	451,250	177,927
Units redeemed	(244)	(218)	(216,769)	(272,782)	(736,063)	(1,008,477)	(1,329,271)	(1,680,167)

Ending units	8,336	3,168	1,095,402	1,277,738	3,288,584	3,157,577	7,038,080	7,916,101

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(217,238)	(39,904)	(12,787)	(548)	(1,620,160)	(1,118,682)	(106,615)	(152,909)
Realized gain (loss) on investments	1,174,613	(455,722)	217,622	7,638	8,279,074	3,158,170	1,095,950	243,862
Change in unrealized gain (loss) on investments	8,335,590	2,125,262	699,071	199,359	44,612,301	13,354,018	6,397,680	2,194,034
Reinvested capital gains	1,441,113	1,691,067	-	-	-	-	870,113	1,042,883

Net increase (decrease) in contract owners’ equity resulting from operations	10,734,078	3,320,703	903,906	206,449	51,271,215	15,393,506	8,257,128	3,327,870

Equity transactions:
Purchase payments received from contract owners (note 3)	2,956,992	4,044,040	184,872	271,583	6,907,233	4,920,646	12,436,169	4,663,127
Transfers between funds	954,184	(5,594,507)	585,572	171,156	(9,038,284)	(18,555,862)	1,529,630	(821,390)
Redemptions	(1,785,782)	(1,089,967)	(268,877)	(367,735)	(21,691,893)	(23,426,724)	(5,071,473)	(1,493,504)
Annuity benefits	-	-	-	-	(6,555)	(2,866)	-	-
Contract maintenance charges (note 2)	(200,966)	(169,882)	(1,098)	(1,150)	(751,996)	(748,295)	(3,756)	(4,180)
Contingent deferred sales charges (note 2)	(15,317)	(11,239)	(579)	(1,692)	(107,582)	(133,120)	(28,945)	(17,022)
Adjustments to maintain reserves	(584)	(426)	(73)	(65)	(307)	(1,047)	(298)	(264)

Net equity transactions	1,908,527	(2,821,981)	499,817	72,097	(24,689,384)	(37,947,268)	8,861,327	2,326,767

Net change in contract owners’ equity	12,642,605	498,722	1,403,723	278,546	26,581,831	(22,553,762)	17,118,455	5,654,637
Contract owners’ equity beginning of period	24,154,968	23,656,246	2,387,237	2,108,691	152,403,119	174,956,881	28,162,711	22,508,074

Contract owners’ equity end of period	$36,797,573	24,154,968	3,790,960	2,387,237	178,984,950	152,403,119	45,281,166	28,162,711

CHANGES IN UNITS:
Beginning units	2,768,451	3,122,319	234,137	227,602	15,266,456	19,248,367	2,931,734	2,675,730
Units purchased	1,706,303	750,979	191,742	67,491	2,908,543	2,627,837	1,777,959	660,100
Units redeemed	(1,487,403)	(1,104,847)	(154,296)	(60,956)	(5,044,214)	(6,609,748)	(1,001,360)	(404,096)

Ending units	2,987,351	2,768,451	271,583	234,137	13,130,785	15,266,456	3,708,333	2,931,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,950,030	(694,551)	1,198,870	(4,348,829)	1,277,114	2,445,058	3,945,715	(1,534,125)
Realized gain (loss) on investments	4,075,094	931,324	20,706,640	1,903,568	9,223,433	7,877,727	5,146,672	1,264,985
Change in unrealized gain (loss) on investments	166,116,441	104,996,734	374,973,405	217,317,898	2,142,758	16,786,044	308,281,833	174,246,357
Reinvested capital gains	38,377,324	18,208,571	76,079,358	33,278,540	11,557,662	9,671,320	64,898,963	33,776,138

Net increase (decrease) in contract owners’ equity resulting from operations	211,518,889	123,442,078	472,958,273	248,151,177	24,200,967	36,780,149	382,273,183	207,753,355

Equity transactions:
Purchase payments received from contract owners (note 3)	322,091,395	305,604,539	91,646,044	284,605,039	97,636,457	128,728,941	358,969,982	295,118,909
Transfers between funds	(14,371,945)	(10,096,718)	54,730,284	(27,496,657)	(85,749,712)	60,099,790	16,790,228	(17,371,631)
Redemptions	(124,515,141)	(105,099,933)	(80,050,061)	(56,642,630)	(53,003,467)	(39,168,728)	(98,600,078)	(81,479,867)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15,071,262)	(11,329,322)	(27,081,457)	(22,726,905)	(7,295,056)	(6,015,007)	(23,404,140)	(19,769,111)
Contingent deferred sales charges (note 2)	(864,871)	(896,257)	(1,036,355)	(1,074,108)	(583,882)	(789,576)	(1,134,181)	(1,429,635)
Adjustments to maintain reserves	(1,166)	(1,146)	(1,085)	151	(889)	(680)	(1,696)	(1,086)

Net equity transactions	167,267,010	178,181,163	38,207,370	176,664,890	(48,996,549)	142,854,740	252,620,115	175,067,579

Net change in contract owners’ equity	378,785,899	301,623,241	511,165,643	424,816,067	(24,795,582)	179,634,889	634,893,298	382,820,934
Contract owners’ equity beginning of period	1,561,559,296	1,259,936,055	2,418,598,441	1,993,782,374	761,069,541	581,434,652	2,246,273,889	1,863,452,955

Contract owners’ equity end of period	$1,940,345,195	1,561,559,296	2,929,764,084	2,418,598,441	736,273,959	761,069,541	2,881,167,187	2,246,273,889

CHANGES IN UNITS:
Beginning units	145,128,586	128,328,881	233,768,591	215,720,584	67,968,499	54,984,947	212,166,284	194,824,445
Units purchased	40,492,172	38,695,997	17,803,307	35,891,174	17,149,770	27,849,330	42,906,460	36,303,091
Units redeemed	(26,410,875)	(21,896,292)	(14,463,633)	(17,843,167)	(21,497,456)	(14,865,778)	(20,505,985)	(18,961,252)

Ending units	159,209,883	145,128,586	237,108,265	233,768,591	63,620,813	67,968,499	234,566,759	212,166,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(614,970)	(1,630,908)	1,920,682	1,253,216	21,552	61,908	809,960	1,121,341
Realized gain (loss) on investments	21,939,837	2,992,692	10,364,249	1,394,135	20,174	59,181	1,578,539	3,220,408
Change in unrealized gain (loss) on investments	39,571,554	32,114,038	42,004,293	35,932,206	(177,322)	44,851	(7,867,022)	1,968,847
Reinvested capital gains	16,755,205	9,486,110	16,216,497	12,080,603	25,848	20,878	1,172,463	791,448

Net increase (decrease) in contract owners’ equity resulting from operations	77,651,626	42,961,932	70,505,721	50,660,160	(109,748)	186,818	(4,306,060)	7,102,044

Equity transactions:
Purchase payments received from contract owners (note 3)	28,834,701	13,248,220	105,311,415	141,556,880	34,348	141,307	7,137,891	7,013,416
Transfers between funds	(14,429,598)	(5,418,477)	(29,068,116)	12,539,130	(376,476)	819,191	2,506,537	2,743,856
Redemptions	(53,566,208)	(22,393,673)	(35,901,260)	(32,077,247)	(536,412)	(619,450)	(14,175,679)	(24,390,445)
Annuity benefits	-	-	(9,686)	-	-	-	(7,009)	(2,224)
Contract maintenance charges (note 2)	(2,097,125)	(2,094,689)	(7,129,959)	(5,691,151)	(853)	(1,043)	(494,674)	(505,107)
Contingent deferred sales charges (note 2)	(173,142)	(150,041)	(397,898)	(490,489)	(1,429)	(578)	(59,901)	(113,843)
Adjustments to maintain reserves	(716)	(558)	(482)	(838)	(46)	(52)	(1,091)	(922)

Net equity transactions	(41,432,088)	(16,809,218)	32,804,014	115,836,285	(880,868)	339,375	(5,093,926)	(15,255,269)

Net change in contract owners’ equity	36,219,538	26,152,714	103,309,735	166,496,445	(990,616)	526,193	(9,399,986)	(8,153,225)
Contract owners’ equity beginning of period	369,237,595	343,084,881	723,179,275	556,682,830	3,289,537	2,763,344	119,408,505	127,561,730

Contract owners’ equity end of period	$405,457,133	369,237,595	826,489,010	723,179,275	2,298,921	3,289,537	110,008,519	119,408,505

CHANGES IN UNITS:
Beginning units	36,890,388	38,634,829	65,866,801	54,955,819	263,240	235,110	9,816,211	11,130,478
Units purchased	6,136,201	2,607,358	13,198,941	17,896,066	77,840	166,150	2,313,571	3,784,767
Units redeemed	(9,998,388)	(4,351,799)	(10,422,727)	(6,985,084)	(151,008)	(138,020)	(2,757,411)	(5,099,034)

Ending units	33,028,201	36,890,388	68,643,015	65,866,801	190,072	263,240	9,372,371	9,816,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLCP2		TRF		TRF2		GBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$58,510	279,997	(31,828)	56,106	(990,787)	(966,450)	1,180,058	2,154,657
Realized gain (loss) on investments	183,148	597,281	3,205,948	219,120	7,066,711	1,917,002	(4,448,056)	3,564,812
Change in unrealized gain (loss) on investments	(3,026,690)	712,067	29,966,606	14,628,968	32,748,740	17,355,660	(19,824,332)	(12,227,239)
Reinvested capital gains	1,032,030	883,698	-	-	-	-	3,774,184	12,510,903

Net increase (decrease) in contract owners’ equity resulting from operations	(1,753,002)	2,473,043	33,140,726	14,904,194	38,824,664	18,306,212	(19,318,146)	6,003,133

Equity transactions:
Purchase payments received from contract owners (note 3)	6,571,751	7,150,138	1,452,780	1,365,258	3,647,592	3,074,134	10,231,676	15,209,610
Transfers between funds	149,119	2,126,964	(1,505,311)	(2,409,616)	(9,988,532)	(15,514,929)	(2,886,217)	3,539,091
Redemptions	(3,009,953)	(3,573,589)	(16,439,106)	(17,861,217)	(21,843,158)	(23,698,491)	(49,915,208)	(62,025,466)
Annuity benefits	-	-	(68,900)	(52,117)	(5,008)	(1,991)	(24,283)	(20,244)
Contract maintenance charges (note 2)	(308,915)	(261,967)	(83,309)	(91,462)	(615,149)	(623,028)	(1,063,931)	(1,113,852)
Contingent deferred sales charges (note 2)	(18,012)	(31,128)	(5,617)	(9,038)	(99,930)	(137,206)	(167,967)	(262,521)
Adjustments to maintain reserves	(547)	(490)	18,807	(38,864)	(481)	(1,020)	(93)	(70)

Net equity transactions	3,383,443	5,409,928	(16,630,656)	(19,097,056)	(28,904,666)	(36,902,531)	(43,826,023)	(44,673,452)

Net change in contract owners’ equity	1,630,441	7,882,971	16,510,070	(4,192,862)	9,919,998	(18,596,319)	(63,144,169)	(38,670,319)
Contract owners’ equity beginning of period	48,657,773	40,774,802	119,769,050	123,961,912	148,920,590	167,516,909	368,510,740	407,181,059

Contract owners’ equity end of period	$50,288,214	48,657,773	136,279,120	119,769,050	158,840,588	148,920,590	305,366,571	368,510,740

CHANGES IN UNITS:
Beginning units	3,683,753	3,256,827	2,096,623	2,459,013	9,811,244	12,416,055	22,621,715	25,298,375
Units purchased	1,180,426	1,464,689	38,235	30,884	1,033,041	1,340,895	5,643,291	7,765,453
Units redeemed	(919,263)	(1,037,763)	(299,469)	(393,274)	(2,742,257)	(3,945,706)	(8,210,310)	(10,442,113)

Ending units	3,944,916	3,683,753	1,835,389	2,096,623	8,102,028	9,811,244	20,054,696	22,621,715

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CAF		CAF2		GVIX8		GVIDA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(223,760)	(263,051)	(175,207)	(109,462)	381,290	187,558	(567,842)	(1,046,585)
Realized gain (loss) on investments	2,735,912	2,511,788	885,970	263,424	458,755	683,249	(11,494,309)	(20,460,551)
Change in unrealized gain (loss) on investments	5,910,351	1,680,857	6,764,634	1,293,160	3,698,239	2,110,133	63,244,804	54,304,973
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,422,503	3,929,594	7,475,397	1,447,122	4,538,284	2,980,940	51,182,653	32,797,837

Equity transactions:
Purchase payments received from contract owners (note 3)	649,735	832,102	8,682,256	8,400,120	7,647,946	1,800,028	11,518,233	7,299,542
Transfers between funds	(809,564)	224,888	(11,698)	3,799,569	1,658,893	(2,399,959)	(4,732,314)	(12,755,664)
Redemptions	(4,084,927)	(4,552,509)	(743,922)	(442,822)	(1,480,400)	(1,064,430)	(54,480,804)	(62,022,844)
Annuity benefits	(4,122)	(21,484)	-	-	-	-	(20,996)	(20,626)
Contract maintenance charges (note 2)	(26,234)	(29,426)	(206,139)	(113,766)	(94,335)	(78,279)	(36,810)	(47,813)
Contingent deferred sales charges (note 2)	(977)	(4,134)	(7,338)	(6,191)	(9,638)	(5,105)	(86,733)	(154,314)
Adjustments to maintain reserves	402	1,640	(414)	(286)	(564)	(421)	610	514

Net equity transactions	(4,275,687)	(3,548,923)	7,712,745	11,636,624	7,721,902	(1,748,166)	(47,838,814)	(67,701,205)

Net change in contract owners’ equity	4,146,816	380,671	15,188,142	13,083,746	12,260,186	1,232,774	3,343,839	(34,903,368)
Contract owners’ equity beginning of period	32,195,800	31,815,129	23,350,674	10,266,928	20,283,307	19,050,533	229,389,373	264,292,741

Contract owners’ equity end of period	$36,342,616	32,195,800	38,538,816	23,350,674	32,543,493	20,283,307	232,733,212	229,389,373

CHANGES IN UNITS:
Beginning units	1,556,489	1,730,666	2,300,514	1,133,015	2,316,939	2,533,356	12,793,695	16,836,607
Units purchased	39,125	116,583	1,286,149	1,601,830	1,442,782	598,836	1,594,424	2,816,095
Units redeemed	(223,874)	(290,760)	(606,591)	(434,331)	(638,711)	(815,253)	(3,991,159)	(6,859,007)

Ending units	1,371,740	1,556,489	2,980,072	2,300,514	3,121,010	2,316,939	10,396,960	12,793,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,232,168	2,806,650	3,644,209	3,446,468	1,493,927	2,411,848	4,034,040	1,031,380
Realized gain (loss) on investments	2,185,469	816,706	9,321,882	8,137,343	7,107,584	18,247	11,964,272	476,528
Change in unrealized gain (loss) on investments	82,777,928	32,818,918	182,261,572	79,591,523	2,751,459	9,664,365	348,297,316	210,082,299
Reinvested capital gains	8,256,324	6,606,231	19,732,678	13,157,136	10,375,117	8,323,406	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,451,889	43,048,505	214,960,341	104,332,470	21,728,087	20,417,866	364,295,628	211,590,207

Equity transactions:
Purchase payments received from contract owners (note 3)	247,414,093	212,722,775	61,212,142	211,290,678	83,482,597	134,085,096	284,295,285	215,033,838
Transfers between funds	12,212,086	16,484,249	34,778,146	(5,341,671)	(17,228,242)	58,791,548	(6,580,057)	(28,611,651)
Redemptions	(37,109,984)	(30,211,093)	(28,552,558)	(21,714,871)	(67,742,399)	(54,250,761)	(263,704,911)	(301,137,174)
Annuity benefits	-	-	-	-	(11,591)	(11,627)	(104,019)	(113,054)
Contract maintenance charges (note 2)	(7,698,160)	(5,108,071)	(14,290,387)	(11,354,282)	(6,040,452)	(4,745,432)	(16,046,645)	(13,869,457)
Contingent deferred sales charges (note 2)	(474,632)	(481,129)	(440,261)	(566,068)	(744,318)	(682,683)	(1,027,922)	(1,684,233)
Adjustments to maintain reserves	(881)	(713)	(544)	(723)	(893)	(853)	(752)	(1,034)

Net equity transactions	214,342,522	193,406,018	52,706,538	172,313,063	(8,285,298)	133,185,288	(3,169,021)	(130,382,765)

Net change in contract owners’ equity	310,794,411	236,454,523	267,666,879	276,645,533	13,442,789	153,603,154	361,126,607	81,207,442
Contract owners’ equity beginning of period	725,544,444	489,089,921	1,182,944,342	906,298,809	672,178,632	518,575,478	2,444,000,990	2,362,793,548

Contract owners’ equity end of period	$1,036,338,855	725,544,444	1,450,611,221	1,182,944,342	685,621,421	672,178,632	2,805,127,597	2,444,000,990

CHANGES IN UNITS:
Beginning units	54,359,537	39,506,703	82,215,483	69,667,022	50,903,848	40,657,415	155,508,138	163,597,374
Units purchased	21,624,561	21,729,282	9,093,441	19,767,966	15,032,910	20,937,992	30,209,511	29,003,377
Units redeemed	(6,516,637)	(6,876,448)	(5,675,429)	(7,219,505)	(15,675,088)	(10,691,559)	(29,955,056)	(37,092,613)

Ending units	69,467,461	54,359,537	85,633,495	82,215,483	50,261,670	50,903,848	155,762,593	155,508,138

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA		GVDMC		MCIF		SAM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(384,928)	(1,546,814)	1,421,339	651,506	(410,225)	(400,638)	(9,526,813)	(9,685,921)
Realized gain (loss) on investments	3,147,074	(26,211,464)	3,206,608	375,493	1,385,769	243,373	-	(318)
Change in unrealized gain (loss) on investments	215,946,893	167,505,085	54,108,601	43,380,593	28,255,830	8,126,493	-	-
Reinvested capital gains	-	-	10,241,697	3,269,186	3,139,647	6,960,670	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	218,709,039	139,746,807	68,978,245	47,676,778	32,371,021	14,929,898	(9,526,813)	(9,686,239)

Equity transactions:
Purchase payments received from contract owners (note 3)	42,233,587	16,822,585	98,468,182	110,990,931	16,050,164	7,980,266	215,193,806	247,207,814
Transfers between funds	(47,142,995)	(36,487,977)	(25,500,751)	2,410,839	(5,295,212)	(3,968,613)	92,501,936	143,621,124
Redemptions	(223,472,867)	(188,240,199)	(88,828,435)	(117,582,496)	(12,026,235)	(11,285,361)	(346,859,803)	(363,582,711)
Annuity benefits	(5,053)	-	(74,848)	(113,564)	(15,185)	(12,234)	(81,947)	(80,486)
Contract maintenance charges (note 2)	(4,327,301)	(4,411,971)	(5,408,355)	(4,287,001)	(343,703)	(279,370)	(1,579,480)	(1,353,438)
Contingent deferred sales charges (note 2)	(514,099)	(927,560)	(530,759)	(485,575)	(27,604)	(45,828)	(426,416)	(724,115)
Adjustments to maintain reserves	(42,136)	(1,238)	356	(200)	(704)	(1,286)	2,431	(4,731)

Net equity transactions	(233,270,864)	(213,246,360)	(21,874,610)	(9,067,066)	(1,658,479)	(7,612,426)	(41,249,473)	25,083,457

Net change in contract owners’ equity	(14,561,825)	(73,499,553)	47,103,635	38,609,712	30,712,542	7,317,472	(50,776,286)	15,397,218
Contract owners’ equity beginning of period	1,179,694,762	1,253,194,315	794,945,065	756,335,353	105,732,887	98,415,415	669,951,653	654,554,435

Contract owners’ equity end of period	$1,165,132,937	1,179,694,762	842,048,700	794,945,065	136,445,429	105,732,887	619,175,367	669,951,653

CHANGES IN UNITS:
Beginning units	67,732,226	80,738,644	54,508,202	55,287,171	4,886,268	5,247,331	55,839,551	52,755,926
Units purchased	10,395,702	6,643,515	12,243,873	16,927,413	1,279,981	982,475	89,949,596	88,452,722
Units redeemed	(22,899,186)	(19,649,933)	(13,816,001)	(17,706,382)	(1,359,546)	(1,343,538)	(93,965,995)	(85,369,097)

Ending units	55,228,742	67,732,226	52,936,074	54,508,202	4,806,703	4,886,268	51,823,152	55,839,551

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMIG3		NVMIG6		GVDIV2		GVDIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(38,471)	(258,014)	(1,073,553)	(2,284,042)	3,043	(7,395)	43,404	(50,869)
Realized gain (loss) on investments	1,651,681	1,008,551	8,188,246	(665,733)	(50,857)	(88,011)	(45,030)	(1,786,790)
Change in unrealized gain (loss) on investments	4,480,393	3,750,451	21,276,909	24,196,475	136,627	173,798	906,213	2,568,680
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,093,603	4,500,988	28,391,602	21,246,700	88,813	78,392	904,587	731,021

Equity transactions:
Purchase payments received from contract owners (note 3)	521,622	420,785	4,916,851	3,926,052	-	-	205,183	105,052
Transfers between funds	(820,925)	(643,468)	(7,524,019)	(7,824,811)	-	(9,598)	(222,419)	(343,400)
Redemptions	(4,479,631)	(4,474,976)	(21,852,449)	(22,111,170)	(86,340)	(110,913)	(795,867)	(863,101)
Annuity benefits	(7,120)	(1,447)	(2,875)	(533)	-	-	-	-
Contract maintenance charges (note 2)	(14,741)	(16,835)	(752,829)	(750,029)	(48)	(67)	(1,868)	(2,249)
Contingent deferred sales charges (note 2)	(2,030)	(7,701)	(107,512)	(139,744)	(1)	(53)	(1,150)	(1,527)
Adjustments to maintain reserves	(199)	(124)	(604)	(1,210)	(29)	(70)	(94)	(96)

Net equity transactions	(4,803,024)	(4,723,766)	(25,323,437)	(26,901,445)	(86,418)	(120,701)	(816,215)	(1,105,321)

Net change in contract owners’ equity	1,290,579	(222,778)	3,068,165	(5,654,745)	2,395	(42,309)	88,372	(374,300)
Contract owners’ equity beginning of period	33,602,313	33,825,091	161,277,024	166,931,769	517,528	559,837	5,067,035	5,441,335

Contract owners’ equity end of period	$34,892,892	33,602,313	164,345,189	161,277,024	519,923	517,528	5,155,407	5,067,035

CHANGES IN UNITS:
Beginning units	3,566,046	4,100,818	17,611,397	20,747,296	35,976	44,925	334,802	415,870
Units purchased	72,266	88,356	2,506,966	2,422,511	-	425	30,053	53,493
Units redeemed	(549,780)	(623,128)	(5,092,855)	(5,558,410)	(5,671)	(9,374)	(80,509)	(134,561)

Ending units	3,088,532	3,566,046	15,025,508	17,611,397	30,305	35,976	284,346	334,802

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV6		NVMLG1		NVMLG2		NVMLV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$477,965	(803,675)	(55,639)	(88,025)	(1,314,223)	(1,647,331)	3,365	(2,249)
Realized gain (loss) on investments	496,957	(1,621,650)	628,432	478,611	7,953,860	10,212,445	347,603	8,918
Change in unrealized gain (loss) on investments	10,330,848	10,141,540	1,555,286	772,743	17,856,229	4,614,926	597,484	494,137
Reinvested capital gains	-	-	727,199	241,936	8,372,121	2,775,096	205,263	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,305,770	7,716,215	2,855,278	1,405,265	32,867,987	15,955,136	1,153,715	500,806

Equity transactions:
Purchase payments received from contract owners (note 3)	4,594,960	4,269,453	242,336	229,409	8,659,496	5,869,224	77,937	139,821
Transfers between funds	(4,469,670)	327,690	373,589	37,223	(4,500,155)	(12,733,860)	1,025,148	(51,211)
Redemptions	(4,253,607)	(4,090,384)	(1,425,747)	(2,233,461)	(15,239,081)	(15,764,758)	(641,691)	(684,859)
Annuity benefits	(1,218)	(1,050)	(1,915)	(1,684)	(13,112)	(9,851)	-	-
Contract maintenance charges (note 2)	(415,596)	(364,470)	(5,050)	(5,699)	(420,515)	(382,863)	(1,448)	(1,490)
Contingent deferred sales charges (note 2)	(24,676)	(43,242)	(3,007)	(5,128)	(59,343)	(93,358)	(1,040)	(2,261)
Adjustments to maintain reserves	(852)	(649)	173	115	(1,251)	(1,693)	(79)	(92)

Net equity transactions	(4,570,659)	97,348	(819,621)	(1,979,225)	(11,573,961)	(23,117,159)	458,827	(600,092)

Net change in contract owners’ equity	6,735,111	7,813,563	2,035,657	(573,960)	21,294,026	(7,162,023)	1,612,542	(99,286)
Contract owners’ equity beginning of period	60,210,704	52,397,141	9,193,097	9,767,057	106,379,141	113,541,164	3,208,201	3,307,487

Contract owners’ equity end of period	$66,945,815	60,210,704	11,228,754	9,193,097	127,673,167	106,379,141	4,820,743	3,208,201

CHANGES IN UNITS:
Beginning units	5,926,599	5,935,093	904,873	1,104,279	10,753,793	13,148,749	284,923	341,497
Units purchased	1,010,250	1,399,547	196,058	226,740	2,135,881	2,148,673	172,007	60,859
Units redeemed	(1,402,858)	(1,408,041)	(269,828)	(426,146)	(3,147,038)	(4,543,629)	(136,448)	(117,433)

Ending units	5,533,991	5,926,599	831,103	904,873	9,742,636	10,753,793	320,482	284,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLV2		NVMMG1		NVMMG2		NVMMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(175,528)	(183,059)	(2,514,259)	(2,413,910)	(2,060,024)	(2,131,153)	41	-
Realized gain (loss) on investments	2,597,079	1,297,709	11,119,281	9,404,126	12,582,195	13,105,734	1	-
Change in unrealized gain (loss) on investments	10,501,690	5,455,285	37,480,023	(722,039)	19,591,119	(6,661,320)	258	-
Reinvested capital gains	2,857,534	-	13,715,129	16,720,810	9,235,792	11,722,621	162	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,780,775	6,569,935	59,800,174	22,988,987	39,349,082	16,035,882	462	-

Equity transactions:
Purchase payments received from contract owners (note 3)	10,206,456	6,125,770	1,944,092	1,721,916	4,899,027	4,282,164	3,500	-
Transfers between funds	(715,869)	(774,225)	(4,118,396)	(3,461,781)	(10,747,040)	(12,045,990)	(53)	-
Redemptions	(6,001,839)	(4,841,114)	(22,846,176)	(24,082,215)	(16,135,056)	(16,695,985)	-	-
Annuity benefits	-	-	(24,199)	(18,919)	(3,565)	(1,887)	-	-
Contract maintenance charges (note 2)	(234,449)	(192,343)	(102,833)	(113,893)	(526,312)	(526,136)	-	-
Contingent deferred sales charges (note 2)	(22,018)	(30,502)	(6,301)	(13,338)	(70,606)	(110,421)	-	-
Adjustments to maintain reserves	(856)	(736)	5,725	2,621	(1,218)	(1,168)	(4)	-

Net equity transactions	3,231,425	286,850	(25,148,088)	(25,965,609)	(22,584,770)	(25,099,423)	3,443	-

Net change in contract owners’ equity	19,012,200	6,856,785	34,652,086	(2,976,622)	16,764,312	(9,063,541)	3,905	-
Contract owners’ equity beginning of period	48,453,793	41,597,008	172,642,345	175,618,967	118,955,827	128,019,368	-	-

Contract owners’ equity end of period	$67,465,993	48,453,793	207,294,431	172,642,345	135,720,139	118,955,827	3,905	-

CHANGES IN UNITS:
Beginning units	5,175,853	5,145,247	16,471,475	18,999,885	11,668,408	14,187,931	-	-
Units purchased	1,853,462	1,679,692	235,016	283,823	1,635,440	2,021,104	334	-
Units redeemed	(1,605,378)	(1,649,086)	(2,285,078)	(2,812,233)	(3,566,426)	(4,540,627)	(5)	-

Ending units	5,423,937	5,175,853	14,421,413	16,471,475	9,737,422	11,668,408	329	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMV2		SCGF		SCGF2		SCVF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(882,704)	(1,056,464)	(86,942)	(82,739)	(327,584)	(324,660)	(192,896)	(165,604)
Realized gain (loss) on investments	15,813,550	10,553,001	344,030	652,842	931,547	802,811	888,031	(545,140)
Change in unrealized gain (loss) on investments	53,762,384	1,342,795	1,727,694	165,087	5,304,918	1,785,088	11,375,974	6,292,987
Reinvested capital gains	12,969,050	25,062,241	375,867	-	1,202,349	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	81,662,280	35,901,573	2,360,649	735,190	7,111,230	2,263,239	12,071,109	5,582,243

Equity transactions:
Purchase payments received from contract owners (note 3)	6,893,216	4,234,157	264,629	181,600	3,242,452	1,911,308	704,531	527,312
Transfers between funds	(8,193,614)	(13,770,357)	(707,959)	396,118	(1,181,868)	(5,403,078)	2,036,332	(380,914)
Redemptions	(35,672,300)	(33,865,349)	(869,566)	(981,136)	(2,121,269)	(2,387,846)	(5,958,128)	(4,530,168)
Annuity benefits	(3,682)	(505)	(2,479)	(2,070)	(1,545)	(1,109)	(10,224)	(8,268)
Contract maintenance charges (note 2)	(562,248)	(558,458)	(2,582)	(2,867)	(53,206)	(46,867)	(14,615)	(15,238)
Contingent deferred sales charges (note 2)	(76,477)	(103,260)	(2,556)	(2,751)	(12,073)	(42,866)	(7,111)	(3,889)
Adjustments to maintain reserves	(874)	(1,233)	(138)	(128)	(663)	(941)	1,482	1,001

Net equity transactions	(37,615,979)	(44,065,005)	(1,320,651)	(411,234)	(128,172)	(5,971,399)	(3,247,733)	(4,410,164)

Net change in contract owners’ equity	44,046,301	(8,163,432)	1,039,998	323,956	6,983,058	(3,708,160)	8,823,376	1,172,079
Contract owners’ equity beginning of period	257,002,857	265,166,289	6,608,778	6,284,822	17,492,863	21,201,023	32,310,444	31,138,365

Contract owners’ equity end of period	$301,049,158	257,002,857	7,648,776	6,608,778	24,475,921	17,492,863	41,133,820	32,310,444

CHANGES IN UNITS:
Beginning units	22,970,709	27,202,766	896,886	954,853	1,133,372	1,534,116	1,335,920	1,530,375
Units purchased	2,542,787	1,519,420	162,307	338,711	482,851	473,384	192,481	128,432
Units redeemed	(5,416,495)	(5,751,477)	(329,808)	(396,678)	(491,557)	(874,128)	(301,335)	(322,887)

Ending units	20,097,001	22,970,709	729,385	896,886	1,124,666	1,133,372	1,227,066	1,335,920

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCVF2		SCF		SCF2		MSBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(270,565)	(217,883)	(934,389)	(864,919)	(648,748)	(619,855)	3,501,054	1,651,587
Realized gain (loss) on investments	4,709,387	2,227,739	58,965	(2,785,306)	4,214,308	(737,870)	2,941,631	344,774
Change in unrealized gain (loss) on investments	5,126,121	1,717,976	26,470,463	13,197,879	12,116,439	6,780,262	(11,224,554)	13,494,479
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,564,943	3,727,832	25,595,039	9,547,654	15,681,999	5,422,537	(4,781,869)	15,490,840

Equity transactions:
Purchase payments received from contract owners (note 3)	5,099,390	1,686,343	1,125,233	909,614	3,524,388	1,804,025	22,803,618	17,588,431
Transfers between funds	2,286,531	(1,339,193)	(1,533,820)	(1,981,428)	(4,736,453)	(484,709)	14,072,143	11,047,855
Redemptions	(3,483,108)	(2,487,009)	(10,422,877)	(9,413,807)	(5,907,865)	(4,909,752)	(13,245,947)	(11,808,683)
Annuity benefits	(337)	(256)	(18,147)	(11,887)	(5,100)	(10,092)	(1,795)	(1,825)
Contract maintenance charges (note 2)	(63,558)	(46,544)	(33,859)	(36,762)	(98,695)	(87,353)	(1,138,439)	(933,007)
Contingent deferred sales charges (note 2)	(12,600)	(12,997)	(7,787)	(8,118)	(28,736)	(21,685)	(73,459)	(93,043)
Adjustments to maintain reserves	(534)	(689)	703	(8,814)	(482)	(660)	(791)	(809)

Net equity transactions	3,825,784	(2,200,345)	(10,890,554)	(10,551,202)	(7,252,943)	(3,710,226)	22,415,330	15,798,919

Net change in contract owners’ equity	13,390,727	1,527,487	14,704,485	(1,003,548)	8,429,056	1,712,311	17,633,461	31,289,759
Contract owners’ equity beginning of period	23,536,373	22,008,886	70,655,033	71,658,581	43,231,251	41,518,940	169,652,062	138,362,303

Contract owners’ equity end of period	$36,927,100	23,536,373	85,359,518	70,655,033	51,660,307	43,231,251	187,285,523	169,652,062

CHANGES IN UNITS:
Beginning units	1,031,471	1,135,796	1,793,384	2,073,053	2,003,112	2,180,295	10,834,509	9,793,974
Units purchased	644,489	283,004	55,137	34,528	377,098	307,616	4,174,434	4,039,425
Units redeemed	(504,726)	(387,329)	(277,879)	(314,197)	(644,848)	(484,799)	(2,747,640)	(2,998,890)

Ending units	1,171,234	1,031,471	1,570,642	1,793,384	1,735,362	2,003,112	12,261,303	10,834,509

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(344,783)	(180,245)	(1,985,008)	(2,234,019)	(2,386,287)	(2,654,156)	490,340	1,778,889
Realized gain (loss) on investments	205,999	275,802	13,659,202	5,426,399	11,098,516	4,448,290	6,615,865	316,105
Change in unrealized gain (loss) on investments	(1,169,640)	1,269,933	93,705,547	51,052,517	60,547,793	34,803,766	32,625,894	32,274,962
Reinvested capital gains	74,607	-	-	-	-	-	2,321,659	3,970,267

Net increase (decrease) in contract owners’ equity resulting from operations	(1,233,817)	1,365,490	105,379,741	54,244,897	69,260,022	36,597,900	42,053,758	38,340,223

Equity transactions:
Purchase payments received from contract owners (note 3)	22,069,512	12,162,082	4,512,072	4,303,351	7,184,728	5,738,421	13,820,987	14,620,907
Transfers between funds	9,496,112	3,420,041	(9,092,842)	(11,129,356)	(11,701,855)	(12,673,243)	(19,077,264)	(6,132,659)
Redemptions	(8,542,123)	(7,875,069)	(47,404,079)	(48,009,010)	(36,535,415)	(34,449,963)	(23,979,032)	(23,434,554)
Annuity benefits	(13,201)	(18,755)	(76,151)	(96,074)	(50,121)	(50,508)	(4,823)	(2,091)
Contract maintenance charges (note 2)	(412,572)	(349,012)	(155,154)	(174,969)	(248,796)	(232,256)	(1,627,060)	(1,454,744)
Contingent deferred sales charges (note 2)	(52,678)	(46,924)	(31,297)	(58,412)	(99,271)	(160,072)	(148,592)	(175,032)
Adjustments to maintain reserves	(898)	(775)	11,639	4,687	(1,660)	(3,692)	(843)	(1,243)

Net equity transactions	22,544,152	7,291,588	(52,235,812)	(55,159,783)	(41,452,390)	(41,831,313)	(31,016,627)	(16,579,416)

Net change in contract owners’ equity	21,310,335	8,657,078	53,143,929	(914,886)	27,807,632	(5,233,413)	11,037,131	21,760,807
Contract owners’ equity beginning of period	78,202,557	69,545,479	328,921,462	329,836,348	224,500,151	229,733,564	244,219,406	222,458,599

Contract owners’ equity end of period	$99,512,892	78,202,557	382,065,391	328,921,462	252,307,783	224,500,151	255,256,537	244,219,406

CHANGES IN UNITS:
Beginning units	7,363,429	6,676,235	20,923,729	24,571,339	14,521,525	17,340,176	17,866,204	19,166,748
Units purchased	5,027,590	3,062,881	398,115	578,567	1,472,739	1,738,695	3,282,504	3,513,317
Units redeemed	(2,884,079)	(2,375,687)	(3,307,076)	(4,226,177)	(3,846,798)	(4,557,346)	(5,377,013)	(4,813,861)

Ending units	9,506,940	7,363,429	18,014,768	20,923,729	12,147,466	14,521,525	15,771,695	17,866,204

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	EIF		EIF2		NVRE1		NVRE2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(184)	-	(2,455,142)	(796,164)	40,710	(205,336)	(187,379)	(482,335)
Realized gain (loss) on investments	44	-	11,034,670	6,274,561	4,314,416	4,460,378	4,501,549	6,052,878
Change in unrealized gain (loss) on investments	14,682	-	34,795,596	14,279,807	(7,343,843)	(1,475,127)	(8,917,361)	(3,499,416)
Reinvested capital gains	-	-	-	-	4,251,930	6,061,151	5,319,244	6,699,271

Net increase (decrease) in contract owners’ equity resulting from operations	14,542	-	43,375,124	19,758,204	1,263,213	8,841,066	716,053	8,770,398

Equity transactions:
Purchase payments received from contract owners (note 3)	112,532	-	16,945,188	9,130,537	810,235	1,187,157	13,614,803	7,583,595
Transfers between funds	68,385	-	(473,094)	(11,425,457)	(4,082,111)	262,303	(766,798)	(1,381,989)
Redemptions	(433)	-	(15,355,045)	(11,767,011)	(7,391,599)	(9,805,662)	(10,410,138)	(8,993,774)
Annuity benefits	-	-	(3,133)	(8,052)	(1,715)	(1,456)	(4,591)	(3,729)
Contract maintenance charges (note 2)	-	-	(810,502)	(689,678)	(23,168)	(27,533)	(7,079)	(8,771)
Contingent deferred sales charges (note 2)	-	-	(78,201)	(89,755)	(9,107)	(10,757)	(38,214)	(43,949)
Adjustments to maintain reserves	12	-	(1,204)	(1,461)	(56)	(112)	(760)	(750)

Net equity transactions	180,496	-	224,009	(14,850,877)	(10,697,521)	(8,396,060)	2,387,223	(2,849,367)

Net change in contract owners’ equity	195,038	-	43,599,133	4,907,327	(9,434,308)	445,006	3,103,276	5,921,031
Contract owners’ equity beginning of period	-	-	133,200,453	128,293,126	64,686,915	64,241,909	69,637,524	63,716,493

Contract owners’ equity end of period	$195,038	-	176,799,586	133,200,453	55,252,607	64,686,915	72,740,800	69,637,524

CHANGES IN UNITS:
Beginning units	-	-	7,739,216	8,681,768	5,802,593	6,584,064	6,374,471	6,645,388
Units purchased	16,317	-	2,261,456	1,131,390	303,386	731,661	2,730,415	2,648,867
Units redeemed	(39)	-	(2,305,753)	(2,073,942)	(1,232,100)	(1,513,132)	(2,518,785)	(2,919,784)

Ending units	16,278	-	7,694,919	7,739,216	4,873,879	5,802,593	6,586,101	6,374,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLM2		NCPG2		NCPGI2		IDPG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$109	-	2,323,260	-	1,088,418	-	1,347,511	-
Realized gain (loss) on investments	1	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	1,281	-	7,081,125	-	2,327,503	-	4,086,980	-
Reinvested capital gains	124	-	1,772,943	-	797,309	-	133,058	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,515	-	11,177,328	-	4,213,230	-	5,567,549	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,000	-	203,266,604	-	94,468,194	-	116,906,207	-
Transfers between funds	-	-	8,336,632	-	1,888,064	-	2,014,734	-
Redemptions	-	-	(340,228)	-	(222,209)	-	(141,852)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8,500)	-	(3,332)	-	(2,646)	-
Contingent deferred sales charges (note 2)	-	-	(5,064)	-	(4,179)	-	(1,908)	-
Adjustments to maintain reserves	(5)	-	(77)	-	(89)	-	(61)	-

Net equity transactions	21,995	-	211,249,367	-	96,126,449	-	118,774,474	-

Net change in contract owners’ equity	23,510	-	222,426,695	-	100,339,679	-	124,342,023	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$23,510	-	222,426,695	-	100,339,679	-	124,342,023	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,099	-	20,492,498	-	9,382,465	-	11,641,549	-
Units redeemed	-	-	(176,364)	-	(99,457)	-	(57,184)	-

Ending units	2,099	-	20,316,134	-	9,283,008	-	11,584,365	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDPGI2		NVSIX2		GVEX2		NOTB4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$772,647	-	58,956	-	482,024	-	(13,103)	(145)
Realized gain (loss) on investments	112	-	38,927	-	4,632	-	15,344	2
Change in unrealized gain (loss) on investments	2,007,421	-	619,805	-	2,577,644	-	109,985	450
Reinvested capital gains	214,369	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,994,549	-	717,688	-	3,064,300	-	112,226	307

Equity transactions:
Purchase payments received from contract owners (note 3)	69,884,199	-	6,135,626	-	30,585,994	-	5,452,418	283,740
Transfers between funds	35,583	-	2,381,476	-	10,376,117	-	(83,566)	-
Redemptions	(325,416)	-	(161,162)	-	(312,974)	-	(418,616)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(134)	-	(1,741)	-	(11,486)	-	(7)	-
Contingent deferred sales charges (note 2)	(5,597)	-	(97)	-	(21)	-	(18,381)	-
Adjustments to maintain reserves	(58)	-	(75)	-	(155)	-	(44)	2

Net equity transactions	69,588,577	-	8,354,027	-	40,637,475	-	4,931,804	283,742

Net change in contract owners’ equity	72,583,126	-	9,071,715	-	43,701,775	-	5,044,030	284,049
Contract owners’ equity beginning of period	-	-	-	-	-	-	284,049	-

Contract owners’ equity end of period	$72,583,126	-	9,071,715	-	43,701,775	-	5,328,079	284,049

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	28,003	-
Units purchased	6,934,103	-	814,374	-	3,996,319	-	542,655	28,003
Units redeemed	(116,432)	-	(91,109)	-	(252,516)	-	(73,731)	-

Ending units	6,817,671	-	723,265	-	3,743,803	-	496,927	28,003

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NOTG4		NOTMG4		PMVRA		ALVBWB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,924)	(69)	(4,354)	(37)	467	-	7,446	1,618
Realized gain (loss) on investments	4,373	1	8,130	1	(114)	-	2,549	67
Change in unrealized gain (loss) on investments	300,359	(401)	97,246	(93)	(1,168)	-	39,020	10,826
Reinvested capital gains	-	-	-	-	237	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	300,808	(469)	101,022	(129)	(578)	-	49,015	12,511

Equity transactions:
Purchase payments received from contract owners (note 3)	4,260,262	151,863	2,059,702	77,187	31,338	-	226,213	134,459
Transfers between funds	19,314	-	10,973	-	(15)	-	(17,061)	(133)
Redemptions	(42,904)	-	(103,923)	-	-	-	(3,056)	(2,803)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	-	(2)	-	-	-	(1,273)	(327)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	8	(3)	(1)	1	(5)	-	(5)	(9)

Net equity transactions	4,236,677	151,860	1,966,749	77,188	31,318	-	204,818	131,187

Net change in contract owners’ equity	4,537,485	151,391	2,067,771	77,059	30,740	-	253,833	143,698
Contract owners’ equity beginning of period	151,391	-	77,059	-	-	-	187,865	44,167

Contract owners’ equity end of period	$4,688,876	151,391	2,144,830	77,059	30,740	-	441,698	187,865

CHANGES IN UNITS:
Beginning units	14,748	-	7,494	-	-	-	18,205	4,833
Units purchased	391,628	14,748	191,904	7,494	3,925	-	20,746	13,706
Units redeemed	(4,257)	-	(9,825)	-	(493)	-	(1,991)	(334)

Ending units	402,119	14,748	189,573	7,494	3,432	-	36,960	18,205

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ALVGIB		ALVSVA		ALVSVB		ACVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(22,168)	(8,815)	(29)	-	(889,537)	(730,529)	87,569	252,988
Realized gain (loss) on investments	(190,779)	(310,389)	(39)	-	3,921,331	3,472,786	415,270	128,344
Change in unrealized gain (loss) on investments	2,071,226	1,267,722	10,870	-	15,160,210	4,018,458	3,973,488	3,027,234
Reinvested capital gains	-	-	1,144	-	4,214,868	1,808,592	693,126	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,858,279	948,518	11,946	-	22,406,872	8,569,307	5,169,453	3,408,566

Equity transactions:
Purchase payments received from contract owners (note 3)	295,406	63,680	103,810	-	15,243,980	8,658,428	500,195	442,668
Transfers between funds	(261,058)	(238,510)	61,350	-	(1,698,711)	(3,206,421)	589,431	2,356,265
Redemptions	(991,460)	(1,132,303)	-	-	(5,269,269)	(4,534,107)	(4,969,209)	(5,155,224)
Annuity benefits	-	-	-	-	-	-	(28,009)	(26,147)
Contract maintenance charges (note 2)	(495)	(606)	-	-	(421,878)	(344,787)	(16,876)	(19,120)
Contingent deferred sales charges (note 2)	(478)	(667)	-	-	(37,431)	(50,738)	(1,050)	(2,129)
Adjustments to maintain reserves	(238)	(212)	(6)	-	(1,161)	(672)	934	700

Net equity transactions	(958,323)	(1,308,618)	165,154	-	7,815,530	521,703	(3,924,584)	(2,402,987)

Net change in contract owners’ equity	899,956	(360,100)	177,100	-	30,222,402	9,091,010	1,244,869	1,005,579
Contract owners’ equity beginning of period	6,194,505	6,554,605	-	-	62,525,958	53,434,948	34,580,967	33,575,388

Contract owners’ equity end of period	$7,094,461	6,194,505	177,100	-	92,748,360	62,525,958	35,825,836	34,580,967

CHANGES IN UNITS:
Beginning units	367,311	449,878	-	-	2,682,273	2,665,187	1,270,811	1,363,531
Units purchased	31,701	17,455	14,511	-	1,205,136	845,808	111,643	158,379
Units redeemed	(81,146)	(100,022)	(131)	-	(939,695)	(828,722)	(246,067)	(251,099)

Ending units	317,866	367,311	14,380	-	2,947,714	2,682,273	1,136,387	1,270,811

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,023)	(1,149)	140,102	109,156	26,874	19,145	258,712	2,456,166
Realized gain (loss) on investments	7,064	11,931	329,490	(207,264)	(76,345)	(129,365)	1,368,550	2,599,188
Change in unrealized gain (loss) on investments	9,931	(3,694)	4,046,987	1,920,003	1,388,392	666,102	(39,040,641)	3,966,549
Reinvested capital gains	2,877	5,294	-	-	-	-	9,696,989	6,029,123

Net increase (decrease) in contract owners’ equity resulting from operations	18,849	12,382	4,516,579	1,821,895	1,338,921	555,882	(27,716,390)	15,051,026

Equity transactions:
Purchase payments received from contract owners (note 3)	(8)	(167)	203,172	215,317	3,596	34,265	30,189,624	34,390,441
Transfers between funds	44	(89)	744,090	(441,930)	170,274	(47,247)	(9,809,471)	8,560,480
Redemptions	(22)	(16,691)	(2,470,989)	(1,779,451)	(634,758)	(705,230)	(23,426,692)	(25,327,881)
Annuity benefits	(15,628)	(14,894)	(5,134)	(4,392)	-	-	(7,565)	(20,317)
Contract maintenance charges (note 2)	(14)	284	(7,753)	(8,185)	(620)	(744)	(1,494,189)	(1,302,626)
Contingent deferred sales charges (note 2)	-	-	(1,990)	(1,587)	(70)	(344)	(129,754)	(139,466)
Adjustments to maintain reserves	5,862	874	(93)	(115)	(35)	(179)	(54)	(2,637)

Net equity transactions	(9,766)	(30,683)	(1,538,697)	(2,020,343)	(461,613)	(719,479)	(4,678,101)	16,157,994

Net change in contract owners’ equity	9,083	(18,301)	2,977,882	(198,448)	877,308	(163,597)	(32,394,491)	31,209,020
Contract owners’ equity beginning of period	71,829	90,130	14,041,073	14,239,521	4,322,744	4,486,341	280,157,619	248,948,599

Contract owners’ equity end of period	$80,912	71,829	17,018,955	14,041,073	5,200,052	4,322,744	247,763,128	280,157,619

CHANGES IN UNITS:
Beginning units	-	-	1,072,863	1,231,796	266,974	311,018	18,958,776	17,822,531
Units purchased	10	9	191,999	90,005	34,519	26,461	5,712,368	6,220,656
Units redeemed	(10)	(9)	(294,704)	(248,938)	(58,987)	(70,505)	(6,062,814)	(5,084,411)

Ending units	-	-	970,158	1,072,863	242,506	266,974	18,608,330	18,958,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVI		ACVI3		ACVMV1		ACVMV2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$52	(59)	-	(1)	(9,522)	51,925	(444,685)	228,614
Realized gain (loss) on investments	183	(761)	11	16	421,820	346,443	5,624,579	2,379,004
Change in unrealized gain (loss) on investments	1,816	3,194	(5)	7	1,616,082	201,214	15,750,274	3,403,599
Reinvested capital gains	-	-	-	-	120,903	387,583	1,331,582	3,920,363

Net increase (decrease) in contract owners’ equity resulting from operations	2,051	2,374	6	22	2,149,283	987,165	22,261,750	9,931,580

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(37)	-	-	409,404	228,135	13,280,203	10,447,724
Transfers between funds	-	46	-	2	1,075,889	(43,046)	(6,752,828)	(2,918,193)
Redemptions	(742)	-	-	-	(1,196,747)	(726,541)	(6,462,741)	(5,092,553)
Annuity benefits	(1,661)	(7,154)	(99)	(94)	(773)	(656)	(36)	(37)
Contract maintenance charges (note 2)	-	(10)	-	(3)	(2,805)	(2,647)	(520,431)	(411,922)
Contingent deferred sales charges (note 2)	-	1	-	-	(3,055)	(1,162)	(39,952)	(48,980)
Adjustments to maintain reserves	(63)	702	1	1	(80)	(63)	(919)	(810)

Net equity transactions	(2,466)	(6,452)	(98)	(94)	281,833	(545,980)	(496,704)	1,975,229

Net change in contract owners’ equity	(415)	(4,078)	(92)	(72)	2,431,116	441,185	21,765,046	11,906,809
Contract owners’ equity beginning of period	11,786	15,864	92	164	7,280,300	6,839,115	80,532,667	68,625,858

Contract owners’ equity end of period	$11,371	11,786	-	92	9,711,416	7,280,300	102,297,713	80,532,667

CHANGES IN UNITS:
Beginning units	-	-	-	-	537,946	580,082	5,121,977	4,998,981
Units purchased	-	1	-	-	172,541	149,808	1,375,988	1,305,989
Units redeemed	-	(1)	-	-	(151,242)	(191,944)	(1,415,366)	(1,182,993)

Ending units	-	-	-	-	559,245	537,946	5,082,599	5,121,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVU2		ACVVS1		DVSCS		DCAP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(29)	(47)	(67)	(455,022)	(901,834)	217,701	861,777
Realized gain (loss) on investments	-	1,983	1,970	557	7,695,353	7,509,240	878,967	785,181
Change in unrealized gain (loss) on investments	-	(1,235)	(1,120)	279	23,308,750	1,100,457	5,195,130	1,435,033
Reinvested capital gains	-	-	-	-	1,313,691	2,917,328	86,023	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	719	803	769	31,862,772	10,625,191	6,377,821	3,081,991

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(138)	126	5,864,022	7,923,579	593,485	643,284
Transfers between funds	-	-	138	(129)	(930,240)	(6,258,432)	(1,905,508)	3,741,571
Redemptions	-	-	-	-	(9,898,214)	(8,107,080)	(4,816,237)	(4,799,723)
Annuity benefits	-	(5,712)	(3,481)	(478)	(374)	(313)	(8,270)	(7,749)
Contract maintenance charges (note 2)	-	-	-	3	(297,173)	(256,742)	(13,688)	(15,502)
Contingent deferred sales charges (note 2)	-	-	-	-	(34,740)	(50,049)	(3,041)	(5,738)
Adjustments to maintain reserves	-	(12)	1,293	(1,588)	(1,247)	(1,382)	2,390	2,107

Net equity transactions	-	(5,724)	(2,188)	(2,066)	(5,297,966)	(6,750,419)	(6,150,869)	(441,750)

Net change in contract owners’ equity	-	(5,005)	(1,385)	(1,297)	26,564,806	3,874,772	226,952	2,640,241
Contract owners’ equity beginning of period	-	5,005	4,070	5,367	84,000,339	80,125,567	35,715,680	33,075,439

Contract owners’ equity end of period	$-	-	2,685	4,070	110,565,145	84,000,339	35,942,632	35,715,680

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,907,331	4,193,254	1,973,392	1,991,035
Units purchased	-	-	28	25	1,069,491	987,109	179,692	519,877
Units redeemed	-	-	(28)	(25)	(1,256,894)	(1,273,032)	(491,226)	(537,520)

Ending units	-	-	-	-	3,719,928	3,907,331	1,661,858	1,973,392

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DCAPS		DVDLS		DGI		FCA2S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$211,272	1,628,192	(18,296)	(20,991)	(61,279)	11,807	(10,214)	(18,528)
Realized gain (loss) on investments	6,331,715	2,132,194	430,368	125,010	438,477	272,642	53,204	(6,920)
Change in unrealized gain (loss) on investments	13,225,345	3,769,940	87,478	163,956	3,869,004	1,724,328	108,268	64,439
Reinvested capital gains	272,433	-	-	-	-	-	27,994	90,844

Net increase (decrease) in contract owners’ equity resulting from operations	20,040,765	7,530,326	499,550	267,975	4,246,202	2,008,777	179,252	129,835

Equity transactions:
Purchase payments received from contract owners (note 3)	14,269,608	19,707,743	2,890	5,477	236,576	171,784	9,745	19,902
Transfers between funds	(11,025,994)	2,687,388	(22,165)	(417,783)	(150,916)	(114,815)	(30,509)	(27,208)
Redemptions	(6,733,803)	(7,013,643)	(338,827)	(359,585)	(1,859,833)	(1,766,161)	(185,953)	(415,740)
Annuity benefits	-	-	(157)	(112)	(1,534)	(1,039)	-	-
Contract maintenance charges (note 2)	(674,402)	(530,592)	(206)	(300)	(8,148)	(8,740)	(162)	(249)
Contingent deferred sales charges (note 2)	(31,029)	(66,541)	(30)	(1,271)	(366)	(1,758)	(151)	(34)
Adjustments to maintain reserves	(989)	(751)	(74)	(79)	11	(41)	(100)	(73)

Net equity transactions	(4,196,609)	14,783,604	(358,569)	(773,653)	(1,784,210)	(1,720,770)	(207,130)	(423,402)

Net change in contract owners’ equity	15,844,156	22,313,930	140,981	(505,678)	2,461,992	288,007	(27,878)	(293,567)
Contract owners’ equity beginning of period	105,436,097	83,122,167	1,188,734	1,694,412	13,030,420	12,742,413	1,322,091	1,615,658

Contract owners’ equity end of period	$121,280,253	105,436,097	1,329,715	1,188,734	15,492,412	13,030,420	1,294,213	1,322,091

CHANGES IN UNITS:
Beginning units	6,144,933	5,240,577	86,233	146,781	861,337	981,613	90,443	119,610
Units purchased	1,482,408	3,005,542	53,820	48,602	32,254	43,860	5,763	2,324
Units redeemed	(1,659,608)	(2,101,186)	(73,118)	(109,150)	(134,995)	(164,136)	(18,703)	(31,491)

Ending units	5,967,733	6,144,933	66,935	86,233	758,596	861,337	77,503	90,443

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FQBS		FEIP		FVSS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$318,139	303,594	875,529	966,412	3,847,321	5,610,995	(74,591)	(106,526)
Realized gain (loss) on investments	388,099	115,862	62,056	322,937	(2,254,315)	5,118,528	773,237	(327,900)
Change in unrealized gain (loss) on investments	(749,372)	468,008	(1,211,431)	1,740,874	57,857,545	17,134,098	1,544,660	2,502,330
Reinvested capital gains	-	-	-	-	22,745,866	21,013,230	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,134)	887,464	(273,846)	3,030,223	82,196,417	48,876,851	2,243,306	2,067,904

Equity transactions:
Purchase payments received from contract owners (note 3)	187,641	178,719	328,694	360,517	4,271,495	4,115,420	38,372	105,320
Transfers between funds	(572,859)	726,570	(904,350)	(18,568)	(5,514,330)	(3,541,812)	(562,305)	(202,142)
Redemptions	(1,546,348)	(1,480,896)	(5,925,040)	(7,404,108)	(45,847,088)	(47,017,486)	(1,824,675)	(1,994,978)
Annuity benefits	-	-	-	-	(76,361)	(147,869)	(3,525)	(2,459)
Contract maintenance charges (note 2)	(3,422)	(4,222)	(12,792)	(14,704)	(160,651)	(175,351)	(1,250)	(1,654)
Contingent deferred sales charges (note 2)	(1,907)	(1,607)	(9,027)	(18,512)	(13,883)	(22,494)	(1,351)	(4,208)
Adjustments to maintain reserves	(85)	(100)	(506)	(425)	5,956	6,557	(259)	(1,119)

Net equity transactions	(1,936,980)	(581,536)	(6,523,021)	(7,095,800)	(47,334,862)	(46,783,035)	(2,354,993)	(2,101,240)

Net change in contract owners’ equity	(1,980,114)	305,928	(6,796,867)	(4,065,577)	34,861,555	2,093,816	(111,687)	(33,336)
Contract owners’ equity beginning of period	11,356,698	11,050,770	37,620,602	41,686,179	329,652,549	327,558,733	9,037,137	9,070,473

Contract owners’ equity end of period	$9,376,584	11,356,698	30,823,735	37,620,602	364,514,104	329,652,549	8,925,450	9,037,137

CHANGES IN UNITS:
Beginning units	741,288	780,758	2,755,559	3,296,763	7,055,782	8,145,845	387,864	490,823
Units purchased	69,730	113,166	331,164	423,311	137,216	175,949	44,570	87,259
Units redeemed	(197,182)	(152,636)	(817,219)	(964,515)	(1,040,791)	(1,266,012)	(134,690)	(190,218)

Ending units	613,836	741,288	2,269,504	2,755,559	6,152,207	7,055,782	297,744	387,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIP		FAMP		FNRS2		FEI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,004,561	2,164,468	273,565	206,570	(636,661)	(643,731)	1,924,963	2,403,366
Realized gain (loss) on investments	(547,533)	(1,137,947)	5,239,754	2,630,650	(2,581,669)	(6,545,271)	(1,547,963)	(4,514,983)
Change in unrealized gain (loss) on investments	658,671	5,297,401	12,382,327	11,166,603	18,748,603	9,324,446	32,068,824	14,837,289
Reinvested capital gains	-	-	324,301	1,009,102	520,533	-	15,353,797	11,021,363

Net increase (decrease) in contract owners’ equity resulting from operations	2,115,699	6,323,922	18,219,947	15,012,925	16,050,806	2,135,444	47,799,621	23,747,035

Equity transactions:
Purchase payments received from contract owners (note 3)	33,816	(342)	1,543,204	1,286,309	13,966,825	8,409,524	44,971,101	22,748,996
Transfers between funds	(936,511)	(1,312,313)	(1,431,150)	(1,719,710)	(7,545,991)	(9,051,966)	(5,603,499)	(8,602,069)
Redemptions	(6,024,579)	(7,726,239)	(17,758,921)	(19,696,655)	(8,805,746)	(9,374,671)	(20,677,642)	(17,566,070)
Annuity benefits	(9,033)	(7,606)	(17,827)	(18,316)	(6,624)	(6,029)	(1,563)	(1,421)
Contract maintenance charges (note 2)	(23,334)	(27,731)	(74,894)	(84,834)	(11,504)	(14,262)	(862,994)	(696,198)
Contingent deferred sales charges (note 2)	(1,197)	(1,560)	(1,761)	(9,924)	(34,485)	(92,532)	(84,340)	(107,608)
Adjustments to maintain reserves	1,111	(4,690)	6,217	4,928	(1,233)	(884)	(770)	(1,818)

Net equity transactions	(6,959,727)	(9,080,481)	(17,735,132)	(20,238,202)	(2,438,758)	(10,130,820)	17,740,293	(4,226,188)

Net change in contract owners’ equity	(4,844,028)	(2,756,559)	484,815	(5,225,277)	13,612,048	(7,995,376)	65,539,914	19,520,847
Contract owners’ equity beginning of period	50,428,476	53,185,035	137,624,185	142,849,462	74,215,100	82,210,476	179,954,994	160,434,147

Contract owners’ equity end of period	$45,584,448	50,428,476	138,109,000	137,624,185	87,827,148	74,215,100	245,494,908	179,954,994

CHANGES IN UNITS:
Beginning units	1,611,234	1,920,320	3,849,011	4,443,665	4,666,971	5,296,112	10,692,821	10,951,320
Units purchased	16	-	60,121	55,208	1,355,157	1,366,148	3,775,229	2,710,891
Units redeemed	(218,363)	(309,086)	(542,128)	(649,862)	(1,528,957)	(1,995,289)	(2,830,763)	(2,969,390)

Ending units	1,392,887	1,611,234	3,367,004	3,849,011	4,493,171	4,666,971	11,637,287	10,692,821

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF10S		FF10S2		FF20S		FF20S2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$12,199	28,271	124,612	391,696	43,071	60,407	332,206	1,552,473
Realized gain (loss) on investments	482,484	159,227	(59,045)	(373,546)	718,244	254,922	(1,809,383)	(468,336)
Change in unrealized gain (loss) on investments	94,721	262,948	15,888,780	9,596,864	526,760	664,072	54,696,223	35,608,515
Reinvested capital gains	70,641	79,550	1,912,740	1,860,931	144,574	117,762	6,156,404	4,822,666

Net increase (decrease) in contract owners’ equity resulting from operations	660,045	529,996	17,867,087	11,475,945	1,432,649	1,097,163	59,375,450	41,515,318

Equity transactions:
Purchase payments received from contract owners (note 3)	92,742	53,652	38,156,104	25,539,421	375,488	280,293	20,501,013	58,023,162
Transfers between funds	758,576	614,060	(901,093)	6,235,816	814,169	388,740	(2,741,188)	5,076,979
Redemptions	(1,412,241)	(674,338)	(9,996,247)	(9,363,769)	(1,447,845)	(1,282,036)	(22,320,473)	(18,237,501)
Annuity benefits	(9,695)	(9,177)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,993)	(2,050)	(1,298,152)	(932,769)	(4,356)	(4,458)	(4,218,766)	(3,504,859)
Contingent deferred sales charges (note 2)	(532)	(1,211)	(83,331)	(102,210)	(1,745)	(5,454)	(237,641)	(203,373)
Adjustments to maintain reserves	2,420	1,769	(601)	(508)	(80)	(68)	(662)	(551)

Net equity transactions	(570,723)	(17,295)	25,876,680	21,375,981	(264,369)	(622,983)	(9,017,717)	41,153,857

Net change in contract owners’ equity	89,322	512,701	43,743,767	32,851,926	1,168,280	474,180	50,357,733	82,669,175
Contract owners’ equity beginning of period	5,827,050	5,314,349	141,890,971	109,039,045	10,089,918	9,615,738	427,562,784	344,893,609

Contract owners’ equity end of period	$5,916,372	5,827,050	185,634,738	141,890,971	11,258,198	10,089,918	477,920,517	427,562,784

CHANGES IN UNITS:
Beginning units	468,537	470,396	10,721,864	9,073,579	847,317	901,996	31,873,679	28,669,879
Units purchased	93,442	101,705	3,474,971	3,079,121	143,466	106,851	3,242,126	6,261,474
Units redeemed	(136,895)	(103,564)	(1,622,991)	(1,430,836)	(164,774)	(161,530)	(3,878,416)	(3,057,674)

Ending units	425,084	468,537	12,573,844	10,721,864	826,009	847,317	31,237,389	31,873,679

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF30S		FF30S2		FGP		FG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$38,208	58,526	(12,097)	82,817	(3,617,643)	(2,569,775)	(1,795,100)	(1,198,129)
Realized gain (loss) on investments	472,940	(70,257)	(9,851)	(945,122)	16,880,624	7,167,215	7,418,902	438,500
Change in unrealized gain (loss) on investments	1,098,249	931,094	5,579,215	3,890,185	89,957,845	37,988,759	29,428,199	12,187,378
Reinvested capital gains	134,233	70,610	479,930	245,034	234,742	-	93,826	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,743,630	989,973	6,037,197	3,272,914	103,455,568	42,586,199	35,145,827	11,427,749

Equity transactions:
Purchase payments received from contract owners (note 3)	606,060	590,216	7,385,834	3,455,517	4,367,896	4,835,706	31,385,396	19,163,172
Transfers between funds	1,344,244	519,884	728,746	161,991	(4,977,738)	(6,962,662)	(1,133,201)	(12,811,696)
Redemptions	(1,139,924)	(800,984)	(3,864,964)	(1,920,354)	(41,780,425)	(47,928,988)	(8,785,813)	(9,642,019)
Annuity benefits	-	-	-	-	(82,176)	(79,318)	(2,163)	(1,896)
Contract maintenance charges (note 2)	(4,535)	(4,854)	(5,512)	(5,308)	(204,116)	(228,807)	(548,244)	(410,948)
Contingent deferred sales charges (note 2)	(11,020)	(8,367)	(15,128)	(20,349)	(14,555)	(34,652)	(70,086)	(120,765)
Adjustments to maintain reserves	(54)	(80)	(346)	(306)	15,680	6,006	(493)	(1,134)

Net equity transactions	794,771	295,815	4,228,630	1,671,191	(42,675,434)	(50,392,715)	20,845,396	(3,825,286)

Net change in contract owners’ equity	2,538,401	1,285,788	10,265,827	4,944,105	60,780,134	(7,806,516)	55,991,223	7,602,463
Contract owners’ equity beginning of period	8,239,150	6,953,362	28,863,603	23,919,498	320,590,777	328,397,293	96,771,361	89,168,898

Contract owners’ equity end of period	$10,777,551	8,239,150	39,129,430	28,863,603	381,370,911	320,590,777	152,762,584	96,771,361

CHANGES IN UNITS:
Beginning units	716,045	688,670	2,196,243	2,066,391	5,741,037	6,680,291	5,923,542	6,092,294
Units purchased	189,944	133,563	936,162	550,349	123,530	142,612	2,942,233	2,397,744
Units redeemed	(124,864)	(106,188)	(649,169)	(420,497)	(814,888)	(1,081,866)	(1,860,440)	(2,566,496)

Ending units	781,125	716,045	2,483,236	2,196,243	5,049,679	5,741,037	7,005,335	5,923,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIPR		FIGBS		FIGBP2		FMCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$845,675	1,134,381	143,482	235,075	2,206,538	1,742,938	(224,793)	(202,662)
Realized gain (loss) on investments	397,562	175,063	311,119	802,968	2,312,824	3,406,579	1,721,464	1,995,541
Change in unrealized gain (loss) on investments	(269,515)	1,457,588	(1,420,795)	(598,954)	(23,548,354)	(155,049)	2,632,210	(581,637)
Reinvested capital gains	-	-	231,711	721,816	4,764,478	10,995,269	3,142,412	1,797,861

Net increase (decrease) in contract owners’ equity resulting from operations	973,722	2,767,032	(734,483)	1,160,905	(14,264,514)	15,989,737	7,271,293	3,009,103

Equity transactions:
Purchase payments received from contract owners (note 3)	1,509,521	1,137,197	487,930	588,391	21,546,244	26,586,213	635,865	784,078
Transfers between funds	(4,856,417)	2,743,914	(3,878,257)	787,620	13,696,336	18,573,845	(133,246)	(2,197,048)
Redemptions	(3,856,288)	(3,177,947)	(4,152,031)	(3,784,877)	(44,040,912)	(56,140,506)	(3,573,408)	(3,744,054)
Annuity benefits	(55)	-	(4,636)	(4,806)	(18,961)	(13,475)	(5,070)	(5,473)
Contract maintenance charges (note 2)	(5,677)	(6,475)	(6,038)	(7,467)	(1,991,021)	(1,893,358)	(7,955)	(9,158)
Contingent deferred sales charges (note 2)	(3,306)	(3,290)	(5,412)	(4,675)	(230,062)	(288,524)	(8,372)	(5,018)
Adjustments to maintain reserves	(127)	(116)	(109)	(123)	(1,579)	(1,329)	(671)	(735)

Net equity transactions	(7,212,349)	693,283	(7,558,553)	(2,425,937)	(11,039,955)	(13,177,134)	(3,092,857)	(5,177,408)

Net change in contract owners’ equity	(6,238,627)	3,460,315	(8,293,036)	(1,265,032)	(25,304,469)	2,812,603	4,178,436	(2,168,305)
Contract owners’ equity beginning of period	25,500,923	22,040,608	26,526,629	27,791,661	397,596,016	394,783,413	22,757,029	24,925,334

Contract owners’ equity end of period	$19,262,296	25,500,923	18,233,593	26,526,629	372,291,547	397,596,016	26,935,465	22,757,029

CHANGES IN UNITS:
Beginning units	1,901,222	1,853,305	1,867,877	2,042,324	28,617,794	29,688,055	1,935,622	2,401,588
Units purchased	418,063	1,183,024	145,502	379,339	6,361,945	8,873,731	228,390	233,335
Units redeemed	(945,995)	(1,135,107)	(686,674)	(553,786)	(7,295,606)	(9,943,992)	(457,790)	(699,301)

Ending units	1,373,290	1,901,222	1,326,705	1,867,877	27,684,133	28,617,794	1,706,222	1,935,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FMC2		FOP		FOPR		FO2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,388,834)	(2,900,851)	9,798	283,650	12,110	141,761	(9,938)	6,374
Realized gain (loss) on investments	562,368	(802,650)	1,844,280	669,340	(1,095,103)	(1,511,158)	75,796	(40,773)
Change in unrealized gain (loss) on investments	45,515,203	13,877,082	11,467,326	7,772,708	7,425,544	5,438,720	529,541	444,109
Reinvested capital gains	34,734,824	19,110,143	195,429	165,187	94,747	78,550	7,932	7,823

Net increase (decrease) in contract owners’ equity resulting from operations	77,423,561	29,283,724	13,516,833	8,890,885	6,437,298	4,147,873	603,331	417,533

Equity transactions:
Purchase payments received from contract owners (note 3)	26,102,367	21,703,598	1	(26)	907,612	1,240,222	-	-
Transfers between funds	(22,741,427)	(16,454,217)	(801,778)	(1,014,830)	443,489	(743,248)	(22,992)	(16,780)
Redemptions	(27,498,451)	(25,223,259)	(6,320,706)	(6,571,168)	(4,283,297)	(3,421,426)	(662,095)	(427,734)
Annuity benefits	(19,454)	(16,644)	(6,057)	(6,027)	(1,827)	(1,566)	-	-
Contract maintenance charges (note 2)	(1,163,717)	(1,008,948)	(30,124)	(32,959)	(8,533)	(9,303)	(275)	(306)
Contingent deferred sales charges (note 2)	(195,944)	(193,281)	(371)	(640)	(6,429)	(3,927)	(14)	(50)
Adjustments to maintain reserves	(1,461)	(1,711)	(559)	510	191	66	(112)	15

Net equity transactions	(25,518,087)	(21,194,462)	(7,159,594)	(7,625,140)	(2,948,794)	(2,939,182)	(685,488)	(444,855)

Net change in contract owners’ equity	51,905,474	8,089,262	6,357,239	1,265,745	3,488,504	1,208,691	(82,157)	(27,322)
Contract owners’ equity beginning of period	241,324,963	233,235,701	50,915,687	49,649,942	24,161,479	22,952,788	2,396,554	2,423,876

Contract owners’ equity end of period	$293,230,437	241,324,963	57,272,926	50,915,687	27,649,983	24,161,479	2,314,397	2,396,554

CHANGES IN UNITS:
Beginning units	9,324,722	10,141,828	2,036,328	2,365,334	1,648,948	1,866,140	124,307	149,602
Units purchased	1,753,345	1,932,893	-	3	144,039	130,201	-	966
Units redeemed	(2,582,087)	(2,749,999)	(263,428)	(329,009)	(327,155)	(347,393)	(30,558)	(26,261)

Ending units	8,495,980	9,324,722	1,772,900	2,036,328	1,465,832	1,648,948	93,749	124,307

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FO2R		FVSS		FTVIS2		FTVRD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(203,721)	112,847	(36,950)	(51,953)	8,356,587	6,822,346	28,565	35,836
Realized gain (loss) on investments	(842,408)	(4,777,350)	778,015	652,957	(1,623,460)	(2,916,245)	3,959,188	2,477,217
Change in unrealized gain (loss) on investments	18,402,581	14,314,528	1,001,419	790,190	13,439,321	10,652,790	9,488,589	3,097,048
Reinvested capital gains	288,086	201,418	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,644,538	9,851,443	1,742,484	1,391,194	20,172,448	14,558,891	13,476,342	5,610,101

Equity transactions:
Purchase payments received from contract owners (note 3)	11,205,599	6,482,300	168,696	124,196	43,014,849	18,528,968	508,033	307,661
Transfers between funds	(1,051,180)	(2,727,268)	(181,276)	337,643	9,081,410	3,954,298	(33,217)	(2,052,014)
Redemptions	(5,743,712)	(4,653,331)	(1,147,137)	(991,793)	(20,407,945)	(17,263,941)	(10,765,495)	(10,974,687)
Annuity benefits	(1,234)	(1,059)	-	-	(6,565)	(26,978)	(5,522)	(10,740)
Contract maintenance charges (note 2)	(335,746)	(259,103)	(2,454)	(2,642)	(15,061)	(14,836)	(5,052)	(6,701)
Contingent deferred sales charges (note 2)	(31,357)	(31,779)	(3,560)	(610)	(53,791)	(118,004)	(6,035)	(21,378)
Adjustments to maintain reserves	(1,002)	(914)	(75)	(101)	(821)	(780)	(509)	(774)

Net equity transactions	4,041,368	(1,191,154)	(1,165,806)	(533,307)	31,612,076	5,058,727	(10,307,797)	(12,758,633)

Net change in contract owners’ equity	21,685,906	8,660,289	576,678	857,887	51,784,524	19,617,618	3,168,545	(7,148,532)
Contract owners’ equity beginning of period	61,715,937	53,055,648	6,579,269	5,721,382	150,740,681	131,123,063	53,196,038	60,344,570

Contract owners’ equity end of period	$83,401,843	61,715,937	7,155,947	6,579,269	202,525,205	150,740,681	56,364,583	53,196,038

CHANGES IN UNITS:
Beginning units	4,917,966	4,998,098	396,128	432,099	11,580,755	11,167,150	2,898,040	3,637,623
Units purchased	1,537,557	1,324,721	54,071	84,367	5,035,208	2,954,988	360,329	477,417
Units redeemed	(1,254,800)	(1,404,853)	(115,530)	(120,338)	(2,733,235)	(2,541,383)	(860,996)	(1,217,000)

Ending units	5,200,723	4,917,966	334,669	396,128	13,882,728	11,580,755	2,397,373	2,898,040

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSV2		FTVMD2		FTVDM3		TIF2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(355,558)	(1,171,890)	969	-	99,498	(31,878)	31,587	49,871
Realized gain (loss) on investments	19,504,837	16,268,277	(207)	-	1,664,645	(589,789)	103,162	22,237
Change in unrealized gain (loss) on investments	20,652,094	6,646,397	8,192	-	(2,448,177)	3,471,324	534,540	440,345
Reinvested capital gains	2,458,140	-	5,292	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,259,513	21,742,784	14,246	-	(684,034)	2,849,657	669,289	512,453

Equity transactions:
Purchase payments received from contract owners (note 3)	4,417,776	6,990,978	166,063	-	258,905	232,798	(6)	15
Transfers between funds	(17,800,623)	(19,216,758)	123,146	-	(4,152,718)	1,096,378	(130,278)	(97,066)
Redemptions	(18,197,494)	(18,117,281)	-	-	(3,745,160)	(3,062,546)	(369,034)	(484,716)
Annuity benefits	(4,282)	(2,580)	-	-	-	-	(400)	(341)
Contract maintenance charges (note 2)	(519,676)	(487,715)	-	-	(2,818)	(4,083)	(195)	(263)
Contingent deferred sales charges (note 2)	(71,941)	(117,332)	-	-	(10,340)	(12,185)	(150)	(156)
Adjustments to maintain reserves	(876)	(1,942)	(2)	-	(278)	(462)	(36)	(153)

Net equity transactions	(32,177,116)	(30,952,630)	289,207	-	(7,652,409)	(1,750,100)	(500,099)	(582,680)

Net change in contract owners’ equity	10,082,397	(9,209,846)	303,453	-	(8,336,443)	1,099,557	169,190	(70,227)
Contract owners’ equity beginning of period	140,729,142	149,938,988	-	-	27,445,545	26,345,988	3,404,538	3,474,765

Contract owners’ equity end of period	$150,811,539	140,729,142	303,453	-	19,109,102	27,445,545	3,573,728	3,404,538

CHANGES IN UNITS:
Beginning units	5,909,169	7,354,175	-	-	1,605,393	1,718,984	165,137	196,259
Units purchased	699,170	1,151,477	26,672	-	207,201	293,512	1,804	408
Units redeemed	(1,890,713)	(2,596,483)	(264)	-	(669,733)	(407,103)	(24,168)	(31,530)

Ending units	4,717,626	5,909,169	26,408	-	1,142,861	1,605,393	142,773	165,137

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TIF3		FTVGI2		FTVGI3		FTVFA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$563,577	967,117	(65)	-	4,066,513	5,544,188	3,987,758	262,523
Realized gain (loss) on investments	6,392,261	2,496,917	(106)	-	579,522	648,807	201,432	540,184
Change in unrealized gain (loss) on investments	6,440,659	7,282,591	9,430	-	(6,162,439)	7,896,335	(2,897,581)	2,301,201
Reinvested capital gains	-	-	164	-	1,551,702	182,992	6,816,750	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,396,497	10,746,625	9,423	-	35,298	14,272,322	8,108,359	3,103,908

Equity transactions:
Purchase payments received from contract owners (note 3)	527,373	779,899	379,972	-	23,379,112	12,232,898	21,856,011	5,404,403
Transfers between funds	(4,865,003)	(2,677,303)	-	-	(3,582,822)	1,915,216	7,411,486	(580,343)
Redemptions	(8,914,776)	(7,997,509)	(1,277)	-	(13,920,637)	(13,298,766)	(3,686,645)	(1,453,754)
Annuity benefits	(2,534)	(2,336)	-	-	(26,648)	(32,588)	-	-
Contract maintenance charges (note 2)	(193,820)	(199,584)	-	-	(10,944)	(12,024)	(2,211)	(1,855)
Contingent deferred sales charges (note 2)	(25,253)	(41,950)	-	-	(38,610)	(63,484)	(11,882)	(13,762)
Adjustments to maintain reserves	(786)	(789)	8	-	(1,957)	(1,785)	(519)	(303)

Net equity transactions	(13,474,799)	(10,139,572)	378,703	-	5,797,494	739,467	25,566,240	3,354,386

Net change in contract owners’ equity	(78,302)	607,053	388,126	-	5,832,792	15,011,789	33,674,599	6,458,294
Contract owners’ equity beginning of period	71,055,516	70,448,463	-	-	121,749,441	106,737,652	28,120,573	21,662,279

Contract owners’ equity end of period	$70,977,214	71,055,516	388,126	-	127,582,233	121,749,441	61,795,172	28,120,573

CHANGES IN UNITS:
Beginning units	4,857,387	5,613,198	-	-	6,702,502	6,648,136	2,790,624	2,438,014
Units purchased	492,930	510,931	39,733	-	2,060,453	1,606,250	2,776,529	782,997
Units redeemed	(1,353,455)	(1,266,742)	(131)	-	(1,724,725)	(1,551,884)	(515,307)	(430,387)

Ending units	3,996,862	4,857,387	39,602	-	7,038,230	6,702,502	5,051,846	2,790,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSI2		FTVHI2		GVSSCS		AMTB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(21)	-	(134)	-	46	-	918,392	2,138,107
Realized gain (loss) on investments	-	-	26	-	16	-	(2,722,505)	(6,292,415)
Change in unrealized gain (loss) on investments	335	-	2,988	-	46	-	399,762	9,166,168
Reinvested capital gains	-	-	-	-	1,099	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	314	-	2,880	-	1,207	-	(1,404,351)	5,011,860

Equity transactions:
Purchase payments received from contract owners (note 3)	12,583	-	97,666	-	9,083	-	1,445,122	6,420,090
Transfers between funds	-	-	-	-	(289)	-	14,598,026	6,399,749
Redemptions	-	-	(860)	-	-	-	(20,248,111)	(31,235,201)
Annuity benefits	-	-	-	-	-	-	(12,847)	(19,797)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(611,475)	(634,481)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(63,931)	(109,462)
Adjustments to maintain reserves	3	-	-	-	(6)	-	(3,169)	(1,872)

Net equity transactions	12,586	-	96,806	-	8,788	-	(4,896,385)	(19,180,974)

Net change in contract owners’ equity	12,900	-	99,686	-	9,995	-	(6,300,736)	(14,169,114)
Contract owners’ equity beginning of period	-	-	-	-	-	-	157,226,774	171,395,888

Contract owners’ equity end of period	$12,900	-	99,686	-	9,995	-	150,926,038	157,226,774

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	13,542,864	15,352,684
Units purchased	1,291	-	9,842	-	829	-	3,262,085	4,150,707
Units redeemed	-	-	(85)	-	(25)	-	(3,648,275)	(5,960,527)

Ending units	1,291	-	9,757	-	804	-	13,156,674	13,542,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMTG		AMTP		AMFAS		AMSRS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(194)	(183)	(39)	(128)	(59,238)	(58,692)	(204,922)	(329,844)
Realized gain (loss) on investments	655	232	541	1,306	389,000	32,910	419,750	(643,106)
Change in unrealized gain (loss) on investments	3,018	1,299	2,873	1,381	1,043,786	346,122	7,916,551	3,383,957
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,479	1,348	3,375	2,559	1,373,548	320,340	8,131,379	2,411,007

Equity transactions:
Purchase payments received from contract owners (note 3)	(6)	(94)	(2,889)	(113)	39,501	20,770	565,609	279,030
Transfers between funds	18	(45)	(26)	(233)	283,451	(614,494)	658,242	(2,851,772)
Redemptions	(313)	1	2,928	1	(765,033)	(543,418)	(3,873,876)	(3,380,948)
Annuity benefits	(2,819)	(2,519)	(1,661)	(1,898)	-	-	(18,164)	(15,651)
Contract maintenance charges (note 2)	(13)	137	(13)	234	(1,207)	(1,362)	(8,426)	(9,599)
Contingent deferred sales charges (note 2)	-	-	-	-	(661)	(2,399)	(5,027)	(11,655)
Adjustments to maintain reserves	1,870	1,456	16	(5,581)	(182)	(212)	(469)	(226)

Net equity transactions	(1,263)	(1,064)	(1,645)	(7,590)	(444,131)	(1,141,115)	(2,682,111)	(5,990,821)

Net change in contract owners’ equity	2,216	284	1,730	(5,031)	929,417	(820,775)	5,449,268	(3,579,814)
Contract owners’ equity beginning of period	13,214	12,930	12,175	17,206	3,401,665	4,222,440	24,007,753	27,587,567

Contract owners’ equity end of period	$15,430	13,214	13,905	12,175	4,331,082	3,401,665	29,457,021	24,007,753

CHANGES IN UNITS:
Beginning units	5	5	-	-	252,460	335,319	1,432,779	1,804,517
Units purchased	18	17	1	3	125,860	73,848	270,030	106,239
Units redeemed	(23)	(17)	(1)	(3)	(154,996)	(156,707)	(408,591)	(477,977)

Ending units	-	5	-	-	223,324	252,460	1,294,218	1,432,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVMS		OVB		OVGS3		OVGS4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$374,421	2,830	1,130,529	1,232,762	26,703	404,306	(240,328)	284,545
Realized gain (loss) on investments	(1,456,616)	(2,325,747)	(2,033,826)	(2,827,125)	839,428	382,645	417,834	(1,677,194)
Change in unrealized gain (loss) on investments	5,197,517	6,415,498	468,560	4,541,965	11,562,325	8,352,205	16,767,000	12,162,381
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,115,322	4,092,581	(434,737)	2,947,602	12,428,456	9,139,156	16,944,506	10,769,732

Equity transactions:
Purchase payments received from contract owners (note 3)	448,262	438,062	656,325	606,005	2,366,855	1,870,495	15,007,120	4,702,765
Transfers between funds	(770,561)	(928,698)	(857,536)	(885,888)	(86,347)	(527,435)	(2,235,072)	516,047
Redemptions	(5,095,119)	(6,959,169)	(4,656,869)	(5,610,540)	(9,046,161)	(8,226,767)	(9,667,941)	(8,629,965)
Annuity benefits	(12,233)	(5,859)	(6,932)	(7,036)	(11,453)	(9,665)	(16,383)	(13,550)
Contract maintenance charges (note 2)	(19,572)	(23,036)	(14,082)	(17,132)	(18,727)	(20,188)	(6,702)	(7,483)
Contingent deferred sales charges (note 2)	(1,041)	(3,505)	(625)	(4,012)	(19,832)	(17,662)	(26,681)	(66,157)
Adjustments to maintain reserves	4	(345)	3,256	2,572	(206)	(183)	(770)	(1,100)

Net equity transactions	(5,450,260)	(7,482,550)	(4,876,463)	(5,916,031)	(6,815,871)	(6,931,405)	3,053,571	(3,499,443)

Net change in contract owners’ equity	(1,334,938)	(3,389,969)	(5,311,200)	(2,968,429)	5,612,585	2,207,751	19,998,077	7,270,289
Contract owners’ equity beginning of period	37,487,886	40,877,855	33,159,923	36,128,352	52,159,783	49,952,032	67,942,528	60,672,239

Contract owners’ equity end of period	$36,152,948	37,487,886	27,848,723	33,159,923	57,772,368	52,159,783	87,940,605	67,942,528

CHANGES IN UNITS:
Beginning units	1,434,115	1,737,854	1,736,330	2,055,734	2,245,911	2,572,768	4,390,476	4,665,467
Units purchased	15,359	29,750	58,882	89,669	219,187	202,630	1,468,600	1,031,896
Units redeemed	(210,341)	(333,489)	(324,982)	(409,073)	(485,112)	(529,487)	(1,313,182)	(1,306,887)

Ending units	1,239,133	1,434,115	1,470,230	1,736,330	1,979,986	2,245,911	4,545,894	4,390,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGS		OVGSS		OVIG		OVGI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$39,735	838,765	(18,765)	35,793	(640)	-	(26,089)	(39,270)
Realized gain (loss) on investments	8,447,794	7,742,844	546,995	151,570	208	-	201,204	240,657
Change in unrealized gain (loss) on investments	16,605,739	9,963,594	1,123,759	1,098,903	33,322	-	2,912,043	1,504,611
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,093,268	18,545,203	1,651,989	1,286,266	32,890	-	3,087,158	1,705,998

Equity transactions:
Purchase payments received from contract owners (note 3)	389,646	9,330	-	(9,656)	465,829	-	385,560	485,575
Transfers between funds	(2,057,171)	(3,162,900)	(454,320)	(145,912)	(906)	-	(422,047)	168,301
Redemptions	(12,148,490)	(13,011,205)	(1,295,187)	(1,083,894)	(1,289)	-	(1,750,116)	(2,199,460)
Annuity benefits	(19,732)	(19,383)	-	-	-	-	(4,519)	(3,985)
Contract maintenance charges (note 2)	(43,234)	(47,414)	(655)	(702)	-	-	(6,714)	(7,428)
Contingent deferred sales charges (note 2)	(1,977)	(2,263)	(593)	(833)	-	-	(3,878)	(4,356)
Adjustments to maintain reserves	3,232	4,417	(145)	(98)	1	-	890	(482)

Net equity transactions	(13,877,726)	(16,229,418)	(1,750,900)	(1,241,095)	463,635	-	(1,800,824)	(1,561,835)

Net change in contract owners’ equity	11,215,542	2,315,785	(98,911)	45,171	496,525	-	1,286,334	144,163
Contract owners’ equity beginning of period	104,701,325	102,385,540	7,406,259	7,361,088	-	-	11,368,591	11,224,428

Contract owners’ equity end of period	$115,916,867	104,701,325	7,307,348	7,406,259	496,525	-	12,654,925	11,368,591

CHANGES IN UNITS:
Beginning units	2,405,799	2,816,110	310,391	368,092	-	-	1,074,623	1,223,602
Units purchased	36,490	21	-	4,511	43,240	-	52,860	244,973
Units redeemed	(293,601)	(410,332)	(65,918)	(62,212)	(201)	-	(206,429)	(393,952)

Ending units	2,148,688	2,405,799	244,473	310,391	43,039	-	921,054	1,074,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGIS		OVSC		OVSCS		OVAG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,694,918)	(2,229,612)	(29,474)	(33,444)	(556,010)	(674,151)	(131,097)	(139,831)
Realized gain (loss) on investments	7,866,915	(467,277)	616,393	346,914	7,773,894	5,013,335	870,218	154,044
Change in unrealized gain (loss) on investments	50,051,316	32,867,877	1,385,306	315,018	12,337,397	3,353,514	2,228,268	1,469,772
Reinvested capital gains	-	-	76,446	-	763,971	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,223,313	30,170,988	2,048,671	628,488	20,319,252	7,692,698	2,967,389	1,483,985

Equity transactions:
Purchase payments received from contract owners (note 3)	12,635,581	10,012,198	274,385	147,811	10,025,517	6,126,148	239,015	359,190
Transfers between funds	(10,228,965)	(21,944,982)	1,966,027	116,320	(3,499,064)	(5,702,213)	(96,098)	(625,607)
Redemptions	(28,266,990)	(28,592,025)	(819,113)	(478,181)	(5,822,366)	(4,609,469)	(1,354,459)	(1,787,726)
Annuity benefits	(4,680)	(1,747)	(584)	(478)	(8,218)	(6,806)	(102)	-
Contract maintenance charges (note 2)	(959,944)	(900,005)	(1,694)	(1,459)	(223,889)	(175,300)	(6,408)	(7,212)
Contingent deferred sales charges (note 2)	(140,340)	(175,848)	(1,874)	(2,985)	(33,935)	(48,828)	(3,585)	(3,556)
Adjustments to maintain reserves	(838)	(1,276)	(62)	(59)	(985)	(738)	(142)	(85)

Net equity transactions	(26,966,176)	(41,603,685)	1,417,085	(219,031)	437,060	(4,417,206)	(1,221,779)	(2,064,996)

Net change in contract owners’ equity	29,257,137	(11,432,697)	3,465,756	409,457	20,756,312	3,275,492	1,745,610	(581,011)
Contract owners’ equity beginning of period	204,910,119	216,342,816	4,417,464	4,008,007	53,320,969	50,045,477	9,602,969	10,183,980

Contract owners’ equity end of period	$234,167,256	204,910,119	7,883,220	4,417,464	74,077,281	53,320,969	11,348,579	9,602,969

CHANGES IN UNITS:
Beginning units	12,583,850	15,287,929	397,625	420,119	2,334,765	2,533,954	1,559,411	1,900,617
Units purchased	1,740,740	2,364,421	294,552	141,004	898,722	658,285	204,239	248,115
Units redeemed	(3,230,862)	(5,068,500)	(181,818)	(163,498)	(883,438)	(857,474)	(390,791)	(589,321)

Ending units	11,093,728	12,583,850	510,359	397,625	2,350,049	2,334,765	1,372,859	1,559,411

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVSB		OVSBS		PMVAAD		PMVFAD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$36,699	(1,479)	272,710	(23,537)	1,361,027	423,540	70,821	813,476
Realized gain (loss) on investments	(2,532)	285	19,930	2,879	36,266	9,812	(49,614)	535,080
Change in unrealized gain (loss) on investments	(51,785)	11,186	(463,141)	151,271	(2,189,066)	153,142	(2,429,682)	(1,086,348)
Reinvested capital gains	-	-	-	-	-	-	298,344	518,077

Net increase (decrease) in contract owners’ equity resulting from operations	(17,618)	9,992	(170,501)	130,613	(791,773)	586,494	(2,110,131)	780,285

Equity transactions:
Purchase payments received from contract owners (note 3)	22,273	1,434	1,016,954	86,858	27,345,112	8,200,329	7,485,407	3,077,251
Transfers between funds	642,735	723,779	1,934,701	9,056,879	3,969,072	11,678,994	3,453,715	(1,730,044)
Redemptions	(83,539)	(44,585)	(2,053,190)	(394,761)	(2,718,530)	(582,275)	(1,905,504)	(2,237,273)
Annuity benefits	-	-	(131)	(22)	-	-	-	-
Contract maintenance charges (note 2)	(307)	(26)	(872)	(216)	(1,263)	(234)	(2,266)	(1,799)
Contingent deferred sales charges (note 2)	(13)	(91)	(3,101)	(213)	(2,359)	(1,651)	(7,470)	(16,841)
Adjustments to maintain reserves	(40)	(23)	(1,431)	1,121	(347)	(116)	(726)	509

Net equity transactions	581,109	680,488	892,930	8,749,646	28,591,685	19,295,047	9,023,156	(908,197)

Net change in contract owners’ equity	563,491	690,480	722,429	8,880,259	27,799,912	19,881,541	6,913,025	(127,912)
Contract owners’ equity beginning of period	690,480	-	8,880,259	-	19,881,541	-	22,842,574	22,970,486

Contract owners’ equity end of period	$1,253,971	690,480	9,602,688	8,880,259	47,681,453	19,881,541	29,755,599	22,842,574

CHANGES IN UNITS:
Beginning units	67,987	-	874,911	-	1,874,670	-	1,763,524	1,837,753
Units purchased	89,206	74,231	491,400	942,718	3,777,064	2,001,065	1,389,538	542,041
Units redeemed	(31,918)	(6,244)	(402,584)	(67,807)	(1,083,864)	(126,395)	(660,556)	(616,270)

Ending units	125,275	67,987	963,727	874,911	4,567,870	1,874,670	2,492,506	1,763,524

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(786,917)	650,680	1,404,219	1,150,784	(22)	-	160	-
Realized gain (loss) on investments	1,325,524	924,447	(94,393)	57,378	-	-	-	-
Change in unrealized gain (loss) on investments	(6,906,910)	10,401,166	(12,688,696)	3,860,783	(535)	-	(126)	-
Reinvested capital gains	-	-	2,338,141	3,544,898	-	-	64	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,368,303)	11,976,293	(9,040,729)	8,613,843	(557)	-	98	-

Equity transactions:
Purchase payments received from contract owners (note 3)	77,144,724	57,926,661	96,190,206	77,913,355	19,156	-	7,294	-
Transfers between funds	12,931,673	37,544,311	7,588,200	51,435,830	127	-	47	-
Redemptions	(33,412,498)	(28,981,984)	(17,770,988)	(8,870,608)	-	-	-	-
Annuity benefits	(2,071)	(637)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,204,993)	(1,784,357)	(1,113,814)	(646,959)	-	-	-	-
Contingent deferred sales charges (note 2)	(183,891)	(238,752)	(112,359)	(53,861)	-	-	-	-
Adjustments to maintain reserves	6,334	5,603	10,716	(2,687)	(4)	-	(6)	-

Net equity transactions	54,279,278	64,470,845	84,791,961	119,775,070	19,279	-	7,335	-

Net change in contract owners’ equity	47,910,975	76,447,138	75,751,232	128,388,913	18,722	-	7,433	-
Contract owners’ equity beginning of period	337,032,708	260,585,570	193,716,161	65,327,248	-	-	-	-

Contract owners’ equity end of period	$384,943,683	337,032,708	269,467,393	193,716,161	18,722	-	7,433	-

CHANGES IN UNITS:
Beginning units	28,772,761	23,171,669	17,987,204	6,540,321	-	-	-	-
Units purchased	14,413,009	12,794,621	14,384,724	14,394,072	2,094	-	807	-
Units redeemed	(9,761,988)	(7,193,529)	(6,418,977)	(2,947,189)	-	-	-	-

Ending units	33,423,782	28,772,761	25,952,951	17,987,204	2,094	-	807	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PVGIB		PVTIGB		PVTVB		ACEG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,934	7,139	(14)	2,738	(11,706)	(27,274)	(72,729)	(57,829)
Realized gain (loss) on investments	131,094	(333,740)	(38,353)	(52,884)	76,497	79,673	123,839	(41,285)
Change in unrealized gain (loss) on investments	656,925	733,390	111,925	117,212	627,591	251,531	1,799,146	(141,196)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	793,953	406,789	73,558	67,066	692,382	303,930	1,850,256	(240,310)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,740	9,751	-	-	9,028	17,484	35,321	34,233
Transfers between funds	16,603	194,965	-	-	(111,603)	(484,432)	1,159,204	6,023,242
Redemptions	(644,781)	(525,768)	(69,467)	(100,889)	(359,069)	(850,541)	(1,093,030)	(533,933)
Annuity benefits	-	-	-	-	-	-	(621)	(230)
Contract maintenance charges (note 2)	(428)	(537)	(37)	(80)	(311)	(417)	(1,573)	(1,113)
Contingent deferred sales charges (note 2)	(289)	(427)	-	(117)	(160)	(515)	(2,862)	(3,066)
Adjustments to maintain reserves	(153)	(112)	(41)	3	(121)	(104)	571	(225)

Net equity transactions	(624,308)	(322,128)	(69,545)	(101,083)	(462,236)	(1,318,525)	97,010	5,518,908

Net change in contract owners’ equity	169,645	84,661	4,013	(34,017)	230,146	(1,014,595)	1,947,266	5,278,598
Contract owners’ equity beginning of period	2,644,472	2,559,811	332,677	366,694	1,899,798	2,914,393	5,278,598	-

Contract owners’ equity end of period	$2,814,117	2,644,472	336,690	332,677	2,129,944	1,899,798	7,225,864	5,278,598

CHANGES IN UNITS:
Beginning units	187,620	212,998	21,475	28,337	127,985	221,728	548,055	-
Units purchased	15,706	53,761	-	-	16,706	41,612	143,876	644,750
Units redeemed	(54,082)	(79,139)	(4,298)	(6,862)	(43,986)	(135,355)	(146,999)	(96,695)

Ending units	149,244	187,620	17,177	21,475	100,705	127,985	544,932	548,055

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVBV2		VYDS		ROCSC		RVARS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(23)	(2,904)	(1,077)	569	-	(14,955)	-
Realized gain (loss) on investments	-	652	5,366	(803)	36	-	(756)	-
Change in unrealized gain (loss) on investments	-	(133)	120,946	53,047	3,323	-	21,134	-
Reinvested capital gains	-	-	-	-	3,462	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	496	123,408	51,167	7,390	-	5,423	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2,163	-	-	61,667	-	2,651,033	-
Transfers between funds	-	(13,427)	-	-	(373)	-	685,525	-
Redemptions	-	11,264	(27,135)	(8,675)	-	-	(40,304)	-
Annuity benefits	-	(4,608)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(91)	(114)	-	-	(7)	-
Contingent deferred sales charges (note 2)	-	-	(98)	(110)	-	-	(160)	-
Adjustments to maintain reserves	-	4	(8)	(44)	(1)	-	(45)	-

Net equity transactions	-	(4,604)	(27,332)	(8,943)	61,293	-	3,296,042	-

Net change in contract owners’ equity	-	(4,108)	96,076	42,224	68,683	-	3,301,465	-
Contract owners’ equity beginning of period	-	4,108	390,226	348,002	-	-	-	-

Contract owners’ equity end of period	$-	-	486,302	390,226	68,683	-	3,301,465	-

CHANGES IN UNITS:
Beginning units	-	-	26,781	27,442	-	-	-	-
Units purchased	-	2	-	504	5,479	-	377,031	-
Units redeemed	-	(2)	(1,530)	(1,165)	(37)	-	(43,059)	-

Ending units	-	-	25,251	26,781	5,442	-	333,972	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRHS2		VWHAS		VWBF		VWEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,439,588)	(686,038)	(278,791)	(10,034)	137,771	59,211	84,888	(324,663)
Realized gain (loss) on investments	3,635,705	1,426,849	270,389	(2,703)	(138,444)	(133,179)	(343,736)	(1,519,560)
Change in unrealized gain (loss) on investments	28,286,049	7,738,204	1,462,731	403,566	(1,489,019)	460,132	3,193,745	6,660,836
Reinvested capital gains	5,531,671	1,043,394	305,242	109,899	2,543	158,772	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,013,837	9,522,409	1,759,571	500,728	(1,487,149)	544,936	2,934,897	4,816,613

Equity transactions:
Purchase payments received from contract owners (note 3)	28,389,930	6,864,457	9,327,333	4,829,063	174,014	241,875	328,359	251,121
Transfers between funds	29,269,555	17,709,653	7,259,888	8,816,346	(529,487)	5,194,049	(1,443,358)	13,236,597
Redemptions	(9,286,012)	(5,022,033)	(1,709,950)	(323,417)	(1,783,625)	(2,154,877)	(3,862,895)	(2,658,659)
Annuity benefits	-	-	-	-	(3,849)	(4,111)	(9,788)	(5,816)
Contract maintenance charges (note 2)	(11,211)	(6,266)	(1,605)	(330)	(5,670)	(6,423)	(11,302)	(10,527)
Contingent deferred sales charges (note 2)	(25,341)	(37,225)	(6,243)	(1,373)	(28)	(648)	(2,012)	(601)
Adjustments to maintain reserves	(908)	(492)	457,361	(457,932)	1,038	(77)	1,372	(24,273)

Net equity transactions	48,336,013	19,508,094	15,326,784	12,862,357	(2,147,607)	3,269,788	(4,999,624)	10,787,842

Net change in contract owners’ equity	84,349,850	29,030,503	17,086,355	13,363,085	(3,634,756)	3,814,724	(2,064,727)	15,604,455
Contract owners’ equity beginning of period	56,146,556	27,116,053	13,363,085	-	15,235,241	11,420,517	30,414,137	14,809,682

Contract owners’ equity end of period	$140,496,406	56,146,556	30,449,440	13,363,085	11,600,485	15,235,241	28,349,410	30,414,137

CHANGES IN UNITS:
Beginning units	3,798,987	2,368,928	1,388,083	-	576,088	445,923	1,277,864	797,445
Units purchased	4,826,489	3,369,395	2,387,468	1,652,401	20,525	225,585	139,841	684,367
Units redeemed	(2,212,808)	(1,939,336)	(862,032)	(264,318)	(106,987)	(95,420)	(339,941)	(203,948)

Ending units	6,412,668	3,798,987	2,913,519	1,388,083	489,626	576,088	1,077,764	1,277,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHA		WRPMAV		WRPMCV		WRPMMV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(384,800)	(354,736)	(1,118)	-	(685)	-	(2,108)	-
Realized gain (loss) on investments	(879,531)	1,552,201	14,551	-	1,258	-	5,107	-
Change in unrealized gain (loss) on investments	4,800,793	(5,574,871)	57,432	-	24,443	-	84,668	-
Reinvested capital gains	1,195,978	2,563,706	1,468	-	463	-	970	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,732,440	(1,813,700)	72,333	-	25,479	-	88,637	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(152)	(4,763)	1,669,992	-	777,723	-	2,302,659	-
Transfers between funds	(10,853,129)	48,728,869	49,301	-	-	-	-	-
Redemptions	(6,554,211)	(6,903,459)	(1,456)	-	(703)	-	(1,408)	-
Annuity benefits	(13,663)	(2,526)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,910)	(17,229)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,583)	(20,225)	-	-	-	-	-	-
Adjustments to maintain reserves	12,516	(7,662)	-	-	5	-	1	-

Net equity transactions	(17,442,132)	41,773,005	1,717,837	-	777,025	-	2,301,252	-

Net change in contract owners’ equity	(12,709,692)	39,959,305	1,790,170	-	802,504	-	2,389,889	-
Contract owners’ equity beginning of period	65,057,150	25,097,845	-	-	-	-	-	-

Contract owners’ equity end of period	$52,347,458	65,057,150	1,790,170	-	802,504	-	2,389,889	-

CHANGES IN UNITS:
Beginning units	2,974,012	552,304	-	-	-	-	-	-
Units purchased	52,532	3,361,341	165,396	-	75,601	-	222,444	-
Units redeemed	(981,963)	(939,633)	(137)	-	(67)	-	(133)	-

Ending units	2,044,581	2,974,012	165,259	-	75,534	-	222,311	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRASP		WRHIP		WRMCG		WRPCP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(640,731)	(484,688)	1,410,468	(107,253)	(313,722)	(30,622)	30,297	5,695
Realized gain (loss) on investments	1,000,531	898,488	1,143,472	107,527	189,369	(9,484)	32,472	(731)
Change in unrealized gain (loss) on investments	35,507,719	16,358,539	1,522,802	898,489	4,311,574	359,730	170,923	39,608
Reinvested capital gains	-	-	-	-	542,846	12,611	121,860	35,666

Net increase (decrease) in contract owners’ equity resulting from operations	35,867,519	16,772,339	4,076,742	898,763	4,730,067	332,235	355,552	80,238

Equity transactions:
Purchase payments received from contract owners (note 3)	70,117,066	27,771,220	21,482,956	7,623,244	17,397,890	3,733,672	893,776	1,425,542
Transfers between funds	8,231,868	(5,500,167)	36,135,455	17,830,308	7,175,611	3,451,334	(584,632)	(95,454)
Redemptions	(12,724,857)	(10,518,864)	(4,736,412)	(1,056,839)	(1,124,400)	(55,444)	(93,821)	(99,096)
Annuity benefits	(1,079)	(636)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,164)	(9,215)	(3,027)	(458)	(61,933)	(7,565)	(12,611)	(6,543)
Contingent deferred sales charges (note 2)	(49,168)	(109,596)	(3,713)	(195)	(4,046)	(6)	-	-
Adjustments to maintain reserves	(870)	(913)	(468)	(141)	(431)	(131)	(7)	(6)

Net equity transactions	65,563,796	11,631,829	52,874,791	24,395,919	23,382,691	7,121,860	202,705	1,224,443

Net change in contract owners’ equity	101,431,315	28,404,168	56,951,533	25,294,682	28,112,758	7,454,095	558,257	1,304,681
Contract owners’ equity beginning of period	122,132,835	93,728,667	25,294,682	-	7,454,095	-	2,311,373	1,006,692

Contract owners’ equity end of period	$223,564,150	122,132,835	82,246,215	25,294,682	35,566,853	7,454,095	2,869,630	2,311,373

CHANGES IN UNITS:
Beginning units	9,003,602	8,101,468	2,344,079	-	741,676	-	199,019	92,333
Units purchased	6,583,066	3,371,154	7,882,923	2,872,915	2,508,341	777,372	78,066	124,130
Units redeemed	(2,181,025)	(2,469,020)	(3,219,039)	(528,836)	(482,138)	(35,696)	(60,877)	(17,444)

Ending units	13,405,643	9,003,602	7,007,963	2,344,079	2,767,879	741,676	216,208	199,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRPMP		WRPMAP		WRPMCP		SVDF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$175,012	31,696	332,469	58,514	63,790	9,202	(595)	(524)
Realized gain (loss) on investments	72,060	(3,223)	78,099	(24,782)	42,418	(2,822)	1,901	1,166
Change in unrealized gain (loss) on investments	3,443,686	501,688	5,984,011	1,295,887	677,314	126,062	12,241	4,931
Reinvested capital gains	876,064	196,645	1,781,710	441,576	269,849	66,185	1,169	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,566,822	726,806	8,176,289	1,771,195	1,053,371	198,627	14,716	5,573

Equity transactions:
Purchase payments received from contract owners (note 3)	8,430,434	11,312,462	12,816,387	12,612,480	1,702,849	3,673,867	-	(33)
Transfers between funds	186,411	376,320	438,834	(88,336)	(394,428)	16,660	-	(23)
Redemptions	(214,496)	(145,808)	(1,065,940)	(533,802)	(148,605)	(172,146)	-	-
Annuity benefits	-	-	-	-	-	-	(4,108)	(3,564)
Contract maintenance charges (note 2)	(110,828)	(34,013)	(185,385)	(91,814)	(32,369)	(10,326)	(4)	52
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(14)	7	(27)	11	(15)	107	41

Net equity transactions	8,291,523	11,508,947	12,003,903	11,898,501	1,127,458	3,508,040	(4,005)	(3,527)

Net change in contract owners’ equity	12,858,345	12,235,753	20,180,192	13,669,696	2,180,829	3,706,667	10,711	2,046
Contract owners’ equity beginning of period	16,912,148	4,676,395	27,276,311	13,606,615	5,337,953	1,631,286	37,636	35,590

Contract owners’ equity end of period	$29,770,493	16,912,148	47,456,503	27,276,311	7,518,782	5,337,953	48,347	37,636

CHANGES IN UNITS:
Beginning units	1,406,121	424,157	2,235,029	1,230,558	449,607	148,360	74	74
Units purchased	732,550	997,291	1,018,651	1,064,633	138,162	319,088	-	1
Units redeemed	(81,614)	(15,327)	(100,391)	(60,162)	(47,528)	(17,841)	-	(1)

Ending units	2,057,057	1,406,121	3,153,289	2,235,029	540,241	449,607	74	74

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SVOF		WFVSCG		WFVSMV		WFVTRB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,241)	(3,191)	(649,528)	(539,310)	(30)	(19)	(1)	589
Realized gain (loss) on investments	13,542	8,799	2,139,396	1,172,522	338	(581)	226	321
Change in unrealized gain (loss) on investments	62,487	27,797	12,576,461	(589,315)	782	1,613	(20,955)	7,550
Reinvested capital gains	-	91	2,105,421	1,636,874	-	-	9,528	5,572

Net increase (decrease) in contract owners’ equity resulting from operations	72,788	33,496	16,171,750	1,680,771	1,090	1,013	(11,202)	14,032

Equity transactions:
Purchase payments received from contract owners (note 3)	129	(163)	11,085,076	5,844,284	-	-	-	-
Transfers between funds	(122)	(232)	449,489	(3,083,002)	293	(810)	-	-
Redemptions	-	(25)	(2,352,867)	(2,750,446)	(1,157)	(1,096)	-	-
Annuity benefits	(22,983)	(22,836)	-	-	-	-	-	-
Contract maintenance charges (note 2)	1	419	(192,933)	(151,750)	-	-	-	-
Contingent deferred sales charges (note 2)	-	1	(12,452)	(42,508)	-	-	-	-
Adjustments to maintain reserves	(1,163)	(1,035)	(728)	(544)	3	2	(3)	(3)

Net equity transactions	(24,138)	(23,871)	8,975,585	(183,966)	(861)	(1,904)	(3)	(3)

Net change in contract owners’ equity	48,650	9,625	25,147,335	1,496,805	229	(891)	(11,205)	14,029
Contract owners’ equity beginning of period	256,249	246,624	32,340,952	30,844,147	7,408	8,299	307,599	293,570

Contract owners’ equity end of period	$304,899	256,249	57,488,287	32,340,952	7,637	7,408	296,394	307,599

CHANGES IN UNITS:
Beginning units	-	-	2,006,569	2,029,850	753	951	21,348	21,348
Units purchased	23	9	1,159,244	992,569	41	57	-	-
Units redeemed	(23)	(9)	(754,461)	(1,015,850)	(110)	(255)	-	-

Ending units	-	-	2,411,352	2,006,569	684	753	21,348	21,348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WFVOG2		JAGTS2		JAIGS2		AVCD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(692)	(857)	-	(64,891)	-	(442,260)	-	(126,084)
Realized gain (loss) on investments	4,010	3,068	-	814,110	-	2,355,718	-	5,254,486
Change in unrealized gain (loss) on investments	8,707	3,305	-	1,264,910	-	8,375,770	-	(2,195,190)
Reinvested capital gains	4,153	3,480	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,178	8,996	-	2,014,129	-	10,289,228	-	2,933,212

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	733,950	-	1,407,453	-	855,153
Transfers between funds	-	-	-	(12,984,772)	-	(90,931,903)	-	(25,619,835)
Redemptions	(11,361)	(11,463)	-	(694,552)	-	(4,009,784)	-	(923,202)
Annuity benefits	-	-	-	-	-	(7,132)	-	-
Contract maintenance charges (note 2)	(12)	(10)	-	(968)	-	(6,854)	-	(30,995)
Contingent deferred sales charges (note 2)	-	-	-	(706)	-	(22,974)	-	(5,566)
Adjustments to maintain reserves	7	(18)	-	25	-	101,705	-	124

Net equity transactions	(11,366)	(11,491)	-	(12,947,023)	-	(93,469,489)	-	(25,724,321)

Net change in contract owners’ equity	4,812	(2,495)	-	(10,932,894)	-	(83,180,261)	-	(22,791,109)
Contract owners’ equity beginning of period	48,543	51,038	-	10,932,894	-	83,180,261	-	22,791,109

Contract owners’ equity end of period	$53,355	48,543	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,493	4,361	-	921,943	-	4,453,401	-	1,414,528
Units purchased	-	851	-	489,186	-	327,316	-	97,446
Units redeemed	(709)	(1,719)	-	(1,411,129)	-	(4,780,717)	-	(1,511,974)

Ending units	2,784	3,493	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWBFR		VWEMR		VWHAR		OVHI3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	100,163	-	(59,389)	-	(289,294)	-	91,334
Realized gain (loss) on investments	-	79,263	-	2,130,804	-	(5,416,237)	-	(71,063)
Change in unrealized gain (loss) on investments	-	(149,144)	-	90,670	-	4,221,023	-	39,989
Reinvested capital gains	-	78,829	-	-	-	4,042,343	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	109,111	-	2,162,085	-	2,557,835	-	60,260

Equity transactions:
Purchase payments received from contract owners (note 3)	-	38,040	-	53,174	-	4,290,359	-	57,621
Transfers between funds	-	(5,709,062)	-	(13,180,281)	-	(58,649,211)	-	(481,685)
Redemptions	-	(267,811)	-	(445,831)	-	(2,686,605)	-	(118,059)
Annuity benefits	-	-	-	(726)	-	(941)	-	-
Contract maintenance charges (note 2)	-	(549)	-	(1,688)	-	(4,761)	-	(215)
Contingent deferred sales charges (note 2)	-	(225)	-	(867)	-	(15,779)	-	(110)
Adjustments to maintain reserves	-	167	-	20,876	-	7,816	-	(29)

Net equity transactions	-	(5,939,440)	-	(13,555,343)	-	(57,059,122)	-	(542,477)

Net change in contract owners’ equity	-	(5,830,329)	-	(11,393,258)	-	(54,501,287)	-	(482,217)
Contract owners’ equity beginning of period	-	5,830,329	-	11,393,258	-	54,501,287	-	482,217

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	399,375	-	551,256	-	3,469,671	-	175,763
Units purchased	-	15,686	-	51,001	-	610,995	-	114,563
Units redeemed	-	(415,061)	-	(602,257)	-	(4,080,666)	-	(290,326)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVHI4		OVHI		OVHIS		VFMG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	903,824	-	2,990	-	364,521	-	(16,521)
Realized gain (loss) on investments	-	(593,671)	-	(47,209)	-	(6,266,756)	-	(289,770)
Change in unrealized gain (loss) on investments	-	364,056	-	46,555	-	6,166,243	-	349,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	674,209	-	2,336	-	264,008	-	43,458

Equity transactions:
Purchase payments received from contract owners (note 3)	-	147,542	-	-	-	2	-	6,578
Transfers between funds	-	(6,994,776)	-	(20,951)	-	(2,476,910)	-	(2,952,809)
Redemptions	-	(982,492)	-	(4,664)	-	(280,219)	-	(407,306)
Annuity benefits	-	-	-	-	-	(107)	-	-
Contract maintenance charges (note 2)	-	(493)	-	(7)	-	(368)	-	(1,246)
Contingent deferred sales charges (note 2)	-	(626)	-	-	-	(710)	-	(3)
Adjustments to maintain reserves	-	(208)	-	(10)	-	(2,193)	-	(26)

Net equity transactions	-	(7,831,053)	-	(25,632)	-	(2,760,505)	-	(3,354,812)

Net change in contract owners’ equity	-	(7,156,844)	-	(23,296)	-	(2,496,497)	-	(3,311,354)
Contract owners’ equity beginning of period	-	7,156,844	-	23,296	-	2,496,497	-	3,311,354

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	2,632,631	-	7,881	-	642,234	-	293,739
Units purchased	-	763,683	-	-	-	20,641	-	59,437
Units redeemed	-	(3,396,314)	-	(7,881)	-	(662,875)	-	(353,176)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVCA2
	2013	2012
Investment activity:
Net investment income (loss)	$-	(32,047)
Realized gain (loss) on investments	-	(342,665)
Change in unrealized gain (loss) on investments	-	1,202,582
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	827,870

Equity transactions:
Purchase payments received from contract owners (note 3)	-	16,827
Transfers between funds	-	(6,145,979)
Redemptions	-	(408,004)
Annuity benefits	-	(371)
Contract maintenance charges (note 2)	-	(729)
Contingent deferred sales charges (note 2)	-	(289)
Adjustments to maintain reserves	-	1,187

Net equity transactions	-	(6,537,358)

Net change in contract owners’ equity	-	(5,709,488)
Contract owners’ equity beginning of period	-	5,709,488

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	490,830
Units purchased	-	49,715
Units redeemed	-	(540,545)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)
AMERICAN FUNDS GROUP (THE)
Growth Fund - Class 1 (AFGF)
High-Income Bond Fund - Class 1 (AFHY)
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
STERLING CAPITAL FUNDS
Variable Insurance Funds - Equity Income VIF (BBGI)*
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class III (MLVGA3)
CHARLES SCHWAB FUNDS
Money Market Portfolio(TM) (CHSMM)
DELAWARE GROUP
VIP Value Series: Service Class (DWVVLS)
VIP Small Cap Value Series: Service Class (DWVSVS)
DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Stock Index Fund, Inc. - Service Shares (DSIFS)
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
EATON VANCE FUNDS
Floating-Rate Income Fund (ETVFR)
FIDELITY INVESTMENTS
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
HUNTINGTON TRUST COMPANY
VA International Equity Fund (HVIE)
VA Situs Fund (HVSIT)
INVESCO INVESTMENTS
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Mid Cap Growth Portfolio- Class 1 (OGGO)*
Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1 (OGBDP)*
JPMorgan Insurance Trust Equity Index Portfolio - Class 1 (OGEI)*
Intrepid Growth Portfolio- Class 1 (OGLG)*
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 (OGDMP)*
JPMorgan Insurance Trust US Equity Portfolio - Class 1 (OGDEP)*
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
LAZARD FUNDS
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)
New Discovery Series - Service Class (MNDSC)
Utilities Series - Service Class (MVUSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Core Plus Fixed Income Portfolio - Class II (MSVF2)
Emerging Markets Debt Portfolio - Class I (MSEM)
Emerging Markets Debt Portfolio - Class II (MSEMB)
Global Real Estate Portfolio - Class II (VKVGR2)
U.S. Real Estate Portfolio - Class I (MSVRE)*
U.S. Real Estate Portfolio - Class II (MSVREB)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class II (GEM2)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Emerging Markets Fund - Class VI (GEM6)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)
NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Nationwide Fund - Class I (TRF)
NVIT Nationwide Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
American Century NVIT Growth Fund -Class II (CAF2)
NVIT International Index Fund - Class II (GVIX2)*
NVIT International Index Fund - Class VIII (GVIX8)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Invesco NVIT Comstock Value Fund - Class I (EIF)
Invesco NVIT Comstock Value Fund - Class II (EIF2)
NVIT Real Estate Fund - Class I (NVRE1)
NVIT Real Estate Fund - Class II (NVRE2)
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)*
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NVIT Small Cap Index Fund Class II (NVSIX2)
NVIT S&P 500 Index Fund Class II (GVEX2)
NORTHERN LIGHTS
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
PIMCO FUNDS
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)*
Real Return Portfolio - Advisor Class (PMVRA)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)*
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)*
VP International Fund - Class II (ACVI2)*
VP International Fund - Class III (ACVI3)*
VP International Fund - Class IV (ACVI4)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Ultra(R) Fund - Class II (ACVU2)*
VP Value Fund - Class I (ACVV)*
VP Value Fund - Class II (ACVV2)*
VP Vista(SM) Fund - Class I (ACVVS1)*
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Managed Tail Risk Fund II: Service Shares (FCA2S)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund Portfolio - Service Class 2 (FC2)*
Equity-Income Portfolio - Initial Class (FEIP)
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Contrafund Portfolio - Initial Class (FCP)*
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
VIP Growth Opportunities Portfolio - Initial Class (FGOP)*
VIP Growth Portfolio - Initial Class (FGP)
VIP Growth Portfolio - Service Class 2 (FG2)
VIP High Income Portfolio - Initial Class R (FHIPR)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Initial Class R (FOPR)
VIP Overseas Portfolio - Service Class 2 (FO2)
VIP Overseas Portfolio - Service Class 2 R (FO2R)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
Franklin High Income Securities Fund: Class 2 (FTVHI2)
PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio - I Class Shares (AMTB)
Growth Portfolio - I Class Shares (AMTG)*
Guardian Portfolio - I Class Shares (AMGP)*
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Income Fund/VA - Non-Service Shares (OVMS)
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Class 4 (OVGS4)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
International Growth Fund/VA - Non-Service Shares (OVIG)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
Global Strategic Income Fund/VA: Service Shares (OVSBS)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Advisor Class (PMVAAD)
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Total Return Portfolio - Advisor Class (PMVTRD)
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)*
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT International Equity Fund - Class IB (PVTIGB)
Putnam VT Voyager Fund - Class IB (PVTVB)
PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST
VI American Franchise Fund - Series II Shares (ACEG2)
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS
Diversified Stock Fund Class A Shares (VYDS)
ROYCE CAPITAL FUNDS
Small-Cap Portfolio - Investment Class (ROCSC)
GUGGENHEIM INVESTMENTS
Variable Fund - Multi-Hedge Strategies (RVARS)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WADDELL & REED, INC.
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)*
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
WELLS FARGO FUNDS
Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)*
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2013, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(59)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%	0.50%	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%	-	1.50%(49)(51)(53)(60)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.50%(49)(51)(53)(60)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Trach Charge							1.5%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.40%(50)(51)(53)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	-	-	-	0.10%	0.4%(2)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.05%(52)	3.25%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%	0.20%	0.35%	0.35%	-	0.20%	0.20%
Combination Enhanced II	0.45%(25)	0.65%(25)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)	0.30%(10)	0.45%	0.65%	-	0.30%(10)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%	-	1.50%(49)(51)(53)(60)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	-	1.50%(49)(51)(53)(60)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	-	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.45%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%	-	0.45%	0.45%	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.50%(49)(51)(53)(60)	1.00%	-	1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)(60)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)	-	0.40%(50)(51)(53)	0.30%(36)	-	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.55%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator		Destination Navigator 2.0		Destination Navigator-NY		Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%		1.30%		1.30%		1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced II	-		-		-		-
One-Year Enhanced	0.20%		0.20%		0.20%		0.20%
One-Month Enhanced II	-		-		-		-
One-Month Enhanced	0.35%		0.35%		-		-
Combination Enhanced II	-		-		-		-
Combination Enhanced	0.45%		0.65%		-		-
Return of Premium	-		-		-		-
Beneficiary Protector II Option	0.35	%(35)	0.35	%(35)	-		-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-		-		1.00	%(40)	1.00	%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00	%(40)	1.00	%(51)(53)(55)	-		-
7% Nationwide Lifetime Income Rider (New York)	-		-		1.00%		1.50	%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-		1.50	%(49)(51)(53)	-		-
10% Nationwide Lifetime Income Rider (New York)	-		-		1.20%		-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%		-		-		-

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		0.15	%(45)	0.15	%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15	%(41)	0.15	%(51)(53)(56)	-		-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		0.30	%(36)	0.40	%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-		0.40	%(50)(51)(53)(60)	-		-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		-		-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30	%(33)	-				-
Reduced CDSC Option (“Liquidity Option”)	0.50	%(54)	0.50	%(54)	0.50	%(54)	0.50	%(54)

Maximum Variable Account Charges*	4.10	%(44)	4.20	%(52)	3.30	%(43)	3.40	%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3)	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19)	No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42)	No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The One-Month Enhanced Death Benefit Option and the Combination Enhanced Death Benefit Option are only available for contracts with Annuitants age 75 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
0.40%	$390,472	$-	$28	$-	$76	$-	$-	$80
0.60%	14,075	-	-	-	-	-	-	-
0.65%	246,294	-	-	-	-	-	-	-
0.75%	779,972	-	-	-	-	-	-	-
0.80%	200,220	-	-	-	-	-	-	-
0.85%	989,579	-	-	-	-	-	-	-
0.95%	301,162	1,312	-	-	-	-	-	-
1.05%	287,431	3,316	-	-	-	-	-	-
1.10%	11,218,011	-	-	-	-	-	-	-
1.15%	55,007,345	-	-	909	-	-	-	69,995
1.20%	360,023	-	-	-	-	-	-	-
1.25%	4,945,128	-	-	-	-	-	-	-
1.30%	130,183,410	-	-	2,361	-	150,726	15,199	833,019
1.35%	13,540,208	-	-	958	-	-	-	25,277
1.40%	16,656,708	-	-	185	-	-	-	-
1.45%	5,805,147	-	-	-	-	-	-	-
1.50%	29,303,279	-	-	9,188	-	-	-	260,534
1.55%	38,629,079	-	-	116	-	-	-	-
1.60%	7,077,940	-	-	11,009	-	-	-	52,779
1.65%	10,599,856	-	-	704	-	-	-	24,161
1.70%	3,195,162	-	-	-	-	-	-	-
1.75%	121,024,744	-	-	30,252	-	-	-	706,545
1.80%	8,979,557	-	-	9,486	-	-	-	21,117
1.85%	15,744,008	-	-	849	-	-	-	175,579
1.90%	3,406,564	-	-	-	-	-	-	-
1.95%	22,160,998	-	-	2,006	-	-	-	100,021
2.00%	11,444,499	-	-	3,581	-	-	-	9,342
2.05%	5,298,398	-	-	1,691	-	-	-	42,775
2.10%	7,366,671	-	-	2,848	-	-	-	23,602
2.15%	7,896,237	-	-	121	-	-	-	188
2.20%	9,943,146	-	-	7,029	-	-	-	146,038
2.25%	2,502,317	-	-	652	-	-	-	7,490
2.30%	5,352,696	-	-	3,013	-	-	-	31,405
2.35%	7,919,724	-	-	-	-	-	-	-
2.40%	2,357,565	-	-	-	-	-	-	184
2.45%	1,367,597	-	-	-	-	-	-	-
2.50%	6,761,958	-	-	-	-	-	-	-
2.55%	1,476,450	-	-	2,105	-	-	-	172
2.60%	528,096	-	-	162	-	-	-	-
2.65%	385,565	-	-	78	-	-	-	-
2.70%	635,411	-	-	-	-	-	-	-
2.75%	235,087	-	-	-	-	-	-	-
2.80%	236,689	-	-	-	-	-	-	-
2.85%	170,132	-	-	-	-	-	-	-
2.90%	80,401	-	-	-	-	-	-	-
2.95%	87,769	-	-	-	-	-	-	-
3.00%	82,059	-	-	-	-	-	-	-
3.05%	56,322	-	-	-	-	-	-	-
3.10%	3,429	-	-	-	-	-	-	-
3.20%	483	-	-	-	-	-	-	-
3.25%	1,960	-	-	-	-	-	-	-
3.30%	228	-	-	-	-	-	-	-
3.40%	1,646	-	-	-	-	-	-	-

Totals	$573,238,907	$4,628	$28	$89,303	$76	$150,726	$15,199	$2,530,303

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG

0.40%	$-	$32	$-	$139	$20	$-	$492	$-
0.60%	-	22	-	149	92	-	-	-
0.65%	-	42	63	-	-	-	1,075	-
0.75%	-	3,545	13,771	-	-	-	9,653	-
0.80%	-	445	-	-	-	10,192	-	2,439
0.85%	-	1,330	22,655	-	-	-	21,391	-
0.95%	-	866	32,324	-	-	-	20,067	-
1.05%	-	2,354	33,035	-	-	-	18,014	-
1.10%	-	23,425	-	-	-	-	36,720	-
1.15%	-	108,890	-	-	1,682	-	325,959	-
1.20%	-	595	-	-	-	-	8,362	-
1.25%	-	41,023	-	-	331	-	32,587	-
1.30%	13,147	304,345	-	-	3,556	2,053,263	252,669	437,666
1.35%	-	101,174	2,970	-	797	-	76,106	-
1.40%	-	67,616	-	-	239	969,207	17,088	117,121
1.45%	-	34,879	756	-	41	-	75,150	-
1.50%	-	463,744	-	-	2,639	-	194,488	-
1.55%	-	198,907	48	-	989	-	211,357	-
1.60%	-	272,210	-	-	2,107	-	80,526	-
1.65%	-	77,920	-	-	203	-	59,296	-
1.70%	-	12,320	-	-	-	-	17,147	-
1.75%	-	694,983	-	-	3,307	-	383,501	-
1.80%	-	137,993	-	-	151	-	74,105	-
1.85%	-	64,863	-	-	1,558	-	103,194	-
1.90%	-	13,437	-	-	32	-	14,543	-
1.95%	-	227,588	-	-	1,389	-	72,055	-
2.00%	-	50,003	-	-	254	-	61,219	-
2.05%	-	45,776	-	-	868	-	24,121	-
2.10%	-	60,654	-	-	155	-	31,530	-
2.15%	-	26,980	-	-	280	-	10,366	-
2.20%	-	102,674	-	-	1,303	-	44,462	-
2.25%	-	7,690	-	-	-	-	9,457	-
2.30%	-	47,615	-	-	1,287	-	31,703	-
2.35%	-	9,017	-	-	41	-	13,127	-
2.40%	-	-	-	-	51	-	5,744	-
2.45%	-	2,557	-	-	-	-	3,183	-
2.50%	-	2,481	-	-	85	-	5,696	-
2.55%	-	6,566	-	-	412	-	3,330	-
2.60%	-	3,234	-	-	-	-	148	-
2.65%	-	4,672	-	-	153	-	616	-
2.70%	-	-	-	-	-	-	1,005	-
2.75%	-	-	-	-	-	-	53	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	651	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$13,147	$3,224,467	$105,622	$288	$24,022	$3,032,662	$2,351,956	$557,226

	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1

0.40%	$143	$30	$28	$79	$137	$104	$-	$76
0.60%	79	168	-	59	-	-	-	-
0.65%	-	-	-	126	512	55	-	-
0.75%	-	-	-	1,658	574	209	922	-
0.80%	-	-	-	-	-	-	120	-
0.85%	-	-	-	2,915	1,761	26	206	-
0.95%	-	-	-	-	-	-	754	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	197	3,689	73	4,045	-
1.15%	-	-	1,176	8,301	22,130	1,923	33,456	-
1.20%	-	-	-	-	-	-	481	-
1.25%	-	-	-	226	1,434	34	8,193	-
1.30%	-	-	2,510	61,236	128,490	8,676	45,875	-
1.35%	-	-	153	3,783	8,211	1,312	12,128	-
1.40%	-	-	173	-	683	606	4,309	-
1.45%	-	-	29	785	2,243	-	6,041	-
1.50%	-	-	7,893	15,170	45,629	6,018	16,093	-
1.55%	-	-	386	2,081	20,705	583	35,956	-
1.60%	-	-	4,942	5,384	10,404	3,969	4,696	-
1.65%	-	-	95	3,280	12,370	1,910	6,240	-
1.70%	-	-	23	417	1,938	43	3,409	-
1.75%	-	-	8,949	26,008	72,001	15,894	60,440	-
1.80%	-	-	120	892	6,104	1,556	7,762	-
1.85%	-	-	1,688	6,942	38,225	1,656	7,602	-
1.90%	-	-	-	39	12,915	-	2,215	-
1.95%	-	-	894	6,862	17,413	2,473	20,162	-
2.00%	-	-	155	929	17,238	993	7,122	-
2.05%	-	-	1,038	3,331	16,579	2,686	2,806	-
2.10%	-	-	1,487	1,535	7,769	4,191	23,400	-
2.15%	-	-	42	8	1,727	2,927	7,638	-
2.20%	-	-	3,300	7,474	6,604	2,194	6,018	-
2.25%	-	-	-	70	151	-	1,757	-
2.30%	-	-	150	3,437	16,173	6,950	8,051	-
2.35%	-	-	-	598	5,429	121	9,135	-
2.40%	-	-	-	-	1,813	-	1,419	-
2.45%	-	-	-	-	6,375	751	2,124	-
2.50%	-	-	-	108	1,158	113	5,676	-
2.55%	-	-	-	110	7,777	719	1,406	-
2.60%	-	-	-	-	301	-	231	-
2.65%	-	-	78	408	2,198	373	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	655	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	651	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$222	$198	$35,309	$164,448	$498,860	$69,138	$359,194	$76

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC

0.40%	$-	$-	$3	$990	$14	$-	$14	$-
0.60%	-	-	13	162	-	-	23	-
0.65%	-	-	-	846	-	-	-	-
0.75%	-	-	-	2,299	331	1,419	-	-
0.80%	496	-	-	2,883	423	2,413	-	-
0.85%	-	-	-	7,253	1,214	2,913	-	-
0.95%	-	13,291	-	9,888	4	13,680	-	468
1.05%	-	22,561	-	10,547	235	9,311	-	-
1.10%	-	554	-	22,599	1,173	5,688	-	897
1.15%	-	17,762	-	227,906	13,564	118,233	-	18,951
1.20%	-	77	-	237	-	22	-	983
1.25%	-	12,489	-	20,270	1,330	17,975	-	11,786
1.30%	136,817	178	-	444,072	98,212	326,794	-	409
1.35%	-	262	-	75,670	10,971	39,377	-	2,692
1.40%	40,987	1,353	-	57,841	20,412	70,398	-	1,772
1.45%	-	4,620	-	25,480	4,240	20,376	-	3,285
1.50%	-	8,901	-	108,759	31,163	38,908	-	11,388
1.55%	-	28,177	-	174,685	11,871	127,494	-	18,968
1.60%	-	2,128	-	52,893	15,836	26,090	-	2,844
1.65%	-	66	-	38,475	32,713	23,690	-	2,238
1.70%	-	5,624	-	13,612	1,373	10,804	-	5,165
1.75%	-	17,788	-	431,503	21,125	105,595	-	13,205
1.80%	-	3,143	-	33,482	5,166	34,212	-	4,774
1.85%	-	1,694	-	57,995	5,849	10,151	-	7,261
1.90%	-	736	-	8,267	269	5,521	-	3,497
1.95%	-	1,940	-	84,600	7,485	23,057	-	1,530
2.00%	-	-	-	70,538	1,909	20,614	-	514
2.05%	-	4,230	-	16,727	3,168	3,967	-	4,591
2.10%	-	989	-	40,958	5,718	11,296	-	1,931
2.15%	-	2,584	-	29,567	1,529	7,296	-	1,296
2.20%	-	3,956	-	46,985	12,833	9,028	-	2,432
2.25%	-	-	-	5,593	1,189	1,046	-	46
2.30%	-	-	-	32,639	1,349	2,678	-	302
2.35%	-	-	-	29,551	-	763	-	455
2.40%	-	-	-	10,812	-	226	-	-
2.45%	-	-	-	10,151	745	1,688	-	308
2.50%	-	-	-	18,884	-	109	-	107
2.55%	-	-	-	3,732	2,163	737	-	4
2.60%	-	-	-	1,071	32	62	-	-
2.65%	-	-	-	2,352	352	1,033	-	-
2.70%	-	-	-	1,283	-	-	-	-
2.75%	-	-	-	195	-	-	-	-
2.80%	-	-	-	1,739	-	-	-	32
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	13	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$178,300	$155,103	$16	$2,236,004	$315,960	$1,094,664	$37	$124,131

	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$211	$28	$2,748	$2,291	$-	$-	$-	$-
0.60%	-	-	-	48	-	-	-	8
0.65%	-	-	1,907	859	-	-	-	-
0.75%	378	-	11,100	7,026	-	-	-	-
0.80%	-	-	634	-	2	-	22	-
0.85%	731	-	15,566	5,983	-	-	-	-
0.95%	-	-	2,206	2,038	-	4,382	-	-
1.05%	-	-	840	1,364	-	1,408	-	-
1.10%	165	-	73,152	4,613	-	4,195	-	154
1.15%	11,633	-	582,476	118,276	-	35,385	-	1,934
1.20%	-	-	5,865	-	-	63	-	-
1.25%	545	-	51,445	5,525	-	5,433	-	1,546
1.30%	33,311	-	541,375	405,073	11,691	-	26,658	-
1.35%	6,859	-	151,400	38,873	-	8,808	-	-
1.40%	9,366	-	101,656	22,449	4,993	2,268	12,947	661
1.45%	4,250	-	77,689	16,288	-	12,256	-	703
1.50%	14,772	-	199,405	120,604	-	15,914	-	4,030
1.55%	11,214	-	529,093	68,278	-	44,714	-	1,724
1.60%	10,235	-	78,638	57,111	-	3,047	-	-
1.65%	3,953	-	155,940	32,942	-	5,039	-	-
1.70%	1,415	-	66,891	3,911	-	13,022	-	440
1.75%	58,492	-	1,457,579	339,917	-	54,169	-	624
1.80%	5,203	-	141,805	15,706	-	6,250	-	239
1.85%	5,913	-	123,166	86,073	-	3,504	-	136
1.90%	697	-	31,083	8,281	-	2,097	-	-
1.95%	30,349	-	209,720	60,842	-	8,100	-	31
2.00%	6,069	-	189,666	41,925	-	7,566	-	-
2.05%	4,930	-	39,751	27,021	-	2,287	-	576
2.10%	7,239	-	94,449	20,127	-	2,608	-	-
2.15%	2,813	-	171,468	8,581	-	2,691	-	-
2.20%	4,353	-	72,897	60,977	-	2,281	-	-
2.25%	141	-	35,342	1,609	-	997	-	-
2.30%	5,480	-	45,328	32,171	-	1,676	-	-
2.35%	1,194	-	158,923	5,761	-	4,842	-	-
2.40%	800	-	51,703	3,389	-	811	-	-
2.45%	339	-	16,824	8,108	-	128	-	-
2.50%	95	-	29,367	4,152	-	9,473	-	-
2.55%	3,446	-	21,839	10,821	-	112	-	-
2.60%	-	-	12,043	2,285	-	477	-	-
2.65%	335	-	2,629	3,360	-	44	-	-
2.70%	-	-	5,045	-	-	77	-	-
2.75%	-	-	1,893	-	-	-	-	-
2.80%	-	-	960	106	-	-	-	-
2.85%	-	-	413	-	-	-	-	-
2.90%	-	-	1,254	-	-	-	-	-
2.95%	-	-	583	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	218	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	39	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$246,926	$28	$5,566,013	$1,654,764	$16,686	$266,124	$39,627	$12,806

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	VKVGR2	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.40%	$9	$-	$-	$-	$584	$12,728	$339	$1,525
0.60%	16	-	-	-	62	533	347	59
0.65%	-	-	-	-	1,136	18,956	4,726	584
0.75%	-	-	-	-	2,513	42,189	9,309	2,924
0.80%	-	-	-	1,652	-	948	436	917
0.85%	-	-	-	-	3,442	36,961	6,297	4,899
0.95%	-	-	-	-	4,350	734	4,704	1,712
1.05%	-	-	-	-	5,897	2,226	2,121	1,790
1.10%	-	-	-	-	39,899	1,862,216	413,358	30,709
1.15%	-	-	26	-	360,463	6,987,600	2,159,370	248,074
1.20%	-	-	-	-	713	12,126	6,346	919
1.25%	-	-	-	-	51,269	543,751	111,340	30,304
1.30%	-	145	-	522,886	166,520	14,867,881	4,873,546	451,518
1.35%	-	-	9	-	129,003	1,598,807	482,627	100,678
1.40%	-	311	-	181,226	23,021	310,598	66,247	39,611
1.45%	-	-	-	-	68,568	541,471	194,098	35,300
1.50%	-	-	27	-	99,428	3,868,989	1,143,759	184,877
1.55%	-	-	-	-	336,073	4,456,191	1,443,059	220,323
1.60%	-	-	-	-	29,181	422,363	72,532	76,870
1.65%	-	-	-	-	68,592	1,214,706	329,955	52,018
1.70%	-	-	-	-	38,255	298,867	113,925	17,462
1.75%	520	-	-	-	462,742	15,854,629	4,345,723	538,084
1.80%	-	-	-	-	63,736	739,049	222,709	51,880
1.85%	-	-	-	-	69,889	2,129,530	836,881	64,263
1.90%	-	-	-	-	24,846	257,487	172,413	13,534
1.95%	221	-	-	-	65,589	2,949,883	816,973	102,699
2.00%	-	-	-	-	44,248	1,273,765	365,704	48,894
2.05%	-	-	-	-	29,170	575,555	312,750	18,685
2.10%	293	-	-	-	39,880	841,713	229,862	54,297
2.15%	-	-	-	-	34,830	336,776	196,689	18,681
2.20%	248	-	-	-	39,991	1,280,639	356,778	39,036
2.25%	-	-	-	-	8,829	248,150	179,339	6,913
2.30%	-	-	-	-	40,299	566,472	287,876	24,585
2.35%	-	-	-	-	34,619	586,759	515,104	15,722
2.40%	-	-	-	-	9,791	207,651	164,857	5,208
2.45%	-	-	-	-	16,813	173,975	70,538	6,468
2.50%	-	-	-	-	30,457	931,580	888,050	19,143
2.55%	161	-	-	-	5,580	167,611	69,849	2,783
2.60%	-	-	-	-	2,235	35,788	33,169	1,205
2.65%	-	-	-	-	4,777	46,484	36,030	2,456
2.70%	-	-	-	-	1,790	69,632	65,569	659
2.75%	-	-	-	-	62	20,185	16,817	159
2.80%	-	-	-	-	1,362	39,253	10,030	517
2.85%	-	-	-	-	1,434	20,162	20,314	-
2.90%	-	-	-	-	93	7,807	6,577	43
2.95%	-	-	-	-	398	9,910	9,663	190
3.00%	-	-	-	-	-	2,337	2,281	-
3.05%	-	-	-	-	-	5,352	5,223	-
3.10%	-	-	-	-	-	800	781	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	653	634	-
3.30%	-	-	-	-	33	-	23	16
3.40%	-	-	-	-	-	-	-	-

	$1,468	$456	$62	$705,764	$2,462,462	$66,480,428	$21,677,647	$2,539,193

	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6

0.40%	$993	$437	$-	$-	$19	$-	$-	$-
0.60%	514	964	-	-	-	-	-	-
0.65%	337	5,457	-	-	-	-	-	-
0.75%	2,689	11,899	-	491	-	-	-	1,017
0.80%	1,761	363	-	626	40	-	984	-
0.85%	7,783	8,584	-	1,502	-	-	-	1,607
0.95%	2,178	2,230	600	4,948	-	-	-	1,181
1.05%	2,944	404	112	2,249	-	-	-	1,073
1.10%	62,707	406,615	344	4,145	-	-	-	4,589
1.15%	406,716	2,218,048	14,608	169,935	-	3,492	-	105,699
1.20%	1,206	5,826	649	144	-	455	-	243
1.25%	36,481	105,648	7,938	16,857	-	1,401	-	12,248
1.30%	617,439	5,160,451	15	169,054	973	-	210,820	37,750
1.35%	145,188	521,497	4,271	43,097	-	-	-	33,758
1.40%	64,182	38,359	1,151	53,483	1,434	651	38,749	3,958
1.45%	61,326	182,760	3,337	45,879	-	359	-	27,164
1.50%	300,151	1,279,785	2,655	108,450	-	281	-	72,326
1.55%	386,824	1,491,742	24,662	160,688	-	3,685	-	89,007
1.60%	148,860	157,697	2,271	75,773	-	-	-	55,174
1.65%	89,677	337,300	411	36,251	-	-	-	32,439
1.70%	36,495	102,594	4,431	10,553	-	691	-	4,593
1.75%	858,526	4,592,267	5,395	138,482	-	60	-	111,600
1.80%	87,469	219,751	2,731	73,314	-	381	-	20,612
1.85%	111,332	898,451	3,087	53,456	-	1,048	-	20,982
1.90%	31,957	177,820	508	8,532	-	536	-	3,207
1.95%	178,014	881,017	214	24,131	-	555	-	41,749
2.00%	108,633	402,936	132	24,580	-	-	-	17,182
2.05%	58,114	331,336	268	6,010	-	77	-	6,293
2.10%	56,268	233,395	-	8,969	-	-	-	39,727
2.15%	31,927	211,121	394	6,936	-	257	-	6,944
2.20%	76,800	398,341	-	44,382	-	422	-	37,973
2.25%	10,267	194,583	-	4,586	-	1	-	3,287
2.30%	30,384	324,962	-	16,427	-	-	-	7,904
2.35%	36,238	536,769	-	2,063	-	-	-	1,838
2.40%	3,858	170,260	-	184	-	-	-	327
2.45%	8,043	79,942	-	2,938	-	-	-	4,549
2.50%	31,701	915,394	-	-	-	-	-	571
2.55%	5,723	76,921	-	11,407	-	-	-	4,616
2.60%	2,960	35,922	-	-	-	-	-	2,951
2.65%	10,362	37,614	-	301	-	-	-	1,954
2.70%	3,052	66,588	-	-	-	-	-	-
2.75%	1,110	15,720	-	31	-	-	-	-
2.80%	960	12,038	-	2,586	-	-	-	1,065
2.85%	778	20,236	-	-	-	-	-	-
2.90%	77	6,873	-	-	-	-	-	-
2.95%	136	10,260	-	-	-	-	-	-
3.00%	-	2,423	-	-	-	-	-	-
3.05%	-	5,550	-	-	-	-	-	-
3.10%	-	830	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	673	-	-	-	-	-	-
3.30%	16	16	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,121,156	$22,898,669	$80,184	$1,333,440	$2,466	$14,352	$250,553	$819,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	GIG	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2

0.40%	$11	$-	$136	$-	$269	$-	$214	$-
0.60%	81	-	-	-	-	-	-	-
0.65%	-	-	30	-	116	-	1,765	-
0.75%	-	-	371	-	1,016	-	5,404	690
0.80%	25	1,096	-	3,290	-	173	-	164
0.85%	-	-	2,518	-	1,041	-	9,578	767
0.95%	-	-	227	-	89	-	-	-
1.05%	-	-	400	-	4	-	352	-
1.10%	-	-	7,823	-	8,008	-	36,366	1,639
1.15%	-	-	47,236	-	35,245	-	299,190	60,428
1.20%	-	-	-	-	156	-	4,353	-
1.25%	-	-	3,609	-	9,366	-	18,907	4,197
1.30%	117	202,766	40,859	705,753	83,123	32,050	85,852	35,684
1.35%	-	-	12,868	-	10,993	-	61,690	12,466
1.40%	379	119,630	1,981	381,149	2,322	7,724	38,243	3,650
1.45%	-	-	12,684	-	2,410	-	33,675	2,798
1.50%	-	-	28,092	-	34,893	-	68,069	35,990
1.55%	-	-	39,103	-	47,786	-	297,138	36,465
1.60%	-	-	11,568	-	14,489	-	19,701	26,720
1.65%	-	-	6,867	-	10,210	-	87,837	9,025
1.70%	-	-	2,953	-	2,036	-	38,288	3,655
1.75%	-	-	92,731	-	96,534	-	779,753	142,494
1.80%	-	-	7,607	-	13,524	-	73,134	8,675
1.85%	-	-	10,245	-	12,335	-	51,792	4,604
1.90%	-	-	4,263	-	2,792	-	10,156	197
1.95%	-	-	17,820	-	37,103	-	95,533	31,283
2.00%	-	-	10,866	-	17,648	-	120,702	18,733
2.05%	-	-	2,401	-	14,295	-	31,796	2,751
2.10%	-	-	9,650	-	7,813	-	60,052	42,343
2.15%	-	-	1,578	-	4,041	-	131,887	1,075
2.20%	-	-	5,548	-	18,404	-	56,462	20,368
2.25%	-	-	1,443	-	406	-	21,454	1,175
2.30%	-	-	9,827	-	9,738	-	19,347	4,073
2.35%	-	-	4,879	-	6,554	-	121,641	1,992
2.40%	-	-	1,650	-	2,543	-	39,252	-
2.45%	-	-	130	-	1,674	-	8,244	240
2.50%	-	-	2,110	-	1,175	-	4,749	186
2.55%	-	-	2,124	-	2,170	-	13,340	5,835
2.60%	-	-	22	-	-	-	4,038	50,261
2.65%	-	-	531	-	1,874	-	1,783	412
2.70%	-	-	-	-	-	-	4,147	-
2.75%	-	-	481	-	39	-	1,563	-
2.80%	-	-	-	-	9,489	-	11,404	-
2.85%	-	-	-	-	-	-	401	-
2.90%	-	-	-	-	-	-	1,147	-
2.95%	-	-	-	-	-	-	558	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	196	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	39	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$613	$323,492	$405,231	$1,090,192	$523,723	$39,947	$2,771,192	$571,035

	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2

0.40%	$790	$6,931	$-	$6,547	$-	$1,651	$-	$131
0.60%	-	274	-	71	-	26	-	-
0.65%	7,744	31,462	3,914	12,576	-	2,928	-	1,511
0.75%	21,838	31,835	16,840	66,277	16,521	18,622	-	6,102
0.80%	35	19	14	110	66	-	84	-
0.85%	52,005	100,148	11,404	50,462	4,028	34,696	-	10,217
0.95%	-	-	-	-	-	-	-	1,528
1.05%	-	-	-	-	-	-	-	2,269
1.10%	1,052,406	1,076,935	377,475	1,440,018	118,437	443,119	-	38,384
1.15%	1,976,283	4,063,110	927,756	3,759,458	896,936	1,119,189	-	192,855
1.20%	28,830	10,903	10,660	33,443	-	2,707	-	3,379
1.25%	221,353	309,235	114,358	289,632	44,797	101,393	-	17,418
1.30%	7,290,278	8,489,195	2,419,226	8,921,600	145,165	2,676,713	26,140	58,388
1.35%	413,754	1,039,096	196,073	1,056,079	225,466	264,734	-	40,604
1.40%	61,895	16,222	61,710	105,735	43,839	43,820	12,710	29,193
1.45%	157,200	249,852	91,007	285,964	82,639	103,288	-	27,980
1.50%	1,841,287	2,423,123	592,690	2,424,602	179,584	662,841	-	55,360
1.55%	1,126,828	1,966,197	819,821	2,151,822	736,885	845,881	-	174,644
1.60%	161,582	71,648	87,583	260,684	75,868	76,622	-	26,752
1.65%	350,848	484,522	238,972	659,645	216,650	212,868	-	63,706
1.70%	54,979	171,023	18,272	120,781	37,628	42,638	-	31,760
1.75%	5,462,966	12,079,551	2,716,600	10,149,698	1,539,372	2,632,330	-	540,842
1.80%	209,751	323,200	287,278	461,012	147,117	245,216	-	60,643
1.85%	899,558	1,145,178	479,510	1,156,804	80,770	518,125	-	30,437
1.90%	180,993	387,416	46,312	179,015	52,516	81,231	-	5,016
1.95%	956,684	2,630,628	499,131	1,841,157	249,891	448,948	-	65,314
2.00%	404,474	590,207	429,746	811,067	321,250	185,115	-	71,898
2.05%	203,586	343,689	107,671	332,057	64,437	61,161	-	15,542
2.10%	234,507	598,338	277,126	477,968	85,377	163,872	-	30,233
2.15%	211,148	460,770	56,507	283,927	293,492	80,610	-	73,925
2.20%	439,048	737,898	276,313	837,350	110,517	183,133	-	23,962
2.25%	127,500	45,016	33,290	77,125	50,709	56,302	-	19,480
2.30%	276,268	417,723	141,766	317,740	124,405	131,311	-	6,959
2.35%	583,533	383,640	82,111	193,348	151,061	57,200	-	84,785
2.40%	113,648	97,584	34,010	62,840	40,117	19,783	-	22,764
2.45%	110,521	115,819	31,253	65,703	14,365	35,636	-	8,480
2.50%	1,489,620	176,698	63,360	137,359	47,169	98,596	-	5,285
2.55%	49,317	151,340	19,204	69,103	1,357	5,460	-	6,254
2.60%	32,318	829	10,804	20,849	6,235	20,659	-	3,099
2.65%	8,768	12,947	7,151	12,302	9,050	11,594	-	406
2.70%	173,587	9,749	3,700	15,507	1,609	44,392	-	2,476
2.75%	5,791	2,454	52,123	23,931	-	5,519	-	1,886
2.80%	-	-	3,004	734	2,065	-	-	828
2.85%	33,988	-	4,624	13,347	-	9,657	-	310
2.90%	-	-	-	-	3,190	3,902	-	919
2.95%	5,216	4,466	-	5,989	-	26,051	-	181
3.00%	618	1,407	-	1,550	-	-	-	-
3.05%	7,670	-	3,333	8,353	3,394	-	-	190
3.10%	1,018	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	1,646	-	-	-	-

	$27,042,031	$41,258,277	$11,653,702	$39,202,987	$6,223,974	$11,779,539	$38,934	$1,864,295

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVLCP2	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA

0.40%	$147	$-	$3	$202	$9	$968	$-	$465
0.60%	44	-	-	-	33	-	-	-
0.65%	621	-	1,282	2,216	-	911	261	-
0.75%	1,167	-	2,519	8,811	-	1,451	654	1,007
0.80%	617	27,888	-	3,489	5,694	-	250	5,232
0.85%	1,061	-	7,461	11,428	-	579	3,765	2,656
0.95%	157	-	2,050	10,722	-	-	1,233	1,111
1.05%	767	-	3,469	10,568	-	80	1,319	2,138
1.10%	10,893	-	33,785	52,545	-	2,004	30,415	11,031
1.15%	58,037	-	299,940	584,298	-	27,252	51,994	286,468
1.20%	-	-	4,365	5,445	-	-	115	7,117
1.25%	8,872	-	19,637	52,785	-	739	1,414	55,704
1.30%	154,738	1,249,204	29,130	882,659	336,601	104,432	61,100	106,645
1.35%	16,980	-	66,918	137,801	-	8,994	8,435	95,195
1.40%	16,553	432,338	36,763	398,764	105,947	10,341	7,047	66,735
1.45%	4,136	-	30,260	82,698	-	3,570	8,089	27,352
1.50%	57,629	-	47,193	100,853	-	35,529	20,999	179,041
1.55%	62,539	-	311,585	494,239	-	8,335	27,313	212,604
1.60%	13,501	-	11,326	60,408	-	16,132	11,077	70,073
1.65%	23,902	-	82,557	122,150	-	15,696	5,450	132,745
1.70%	3,789	-	42,786	57,930	-	1,661	1,187	42,891
1.75%	161,846	-	758,846	998,528	-	131,037	57,236	792,914
1.80%	13,199	-	72,100	122,703	-	1,719	6,753	50,186
1.85%	42,478	-	30,695	67,555	-	28,991	11,058	69,976
1.90%	2,053	-	7,882	18,583	-	2,538	1,508	80,147
1.95%	29,463	-	79,100	149,943	-	20,661	15,465	219,945
2.00%	9,505	-	109,555	149,263	-	10,886	16,714	122,479
2.05%	2,736	-	18,833	34,167	-	5,640	3,753	153,326
2.10%	11,131	-	41,708	51,380	-	9,068	2,496	100,804
2.15%	5,858	-	134,833	136,055	-	2,460	1,362	316,091
2.20%	17,064	-	25,699	60,980	-	8,119	10,457	38,183
2.25%	498	-	22,893	25,320	-	2,698	1,361	170,941
2.30%	14,786	-	10,740	29,079	-	12,156	3,225	91,412
2.35%	4,257	-	130,415	146,120	-	408	5,498	255,661
2.40%	469	-	39,550	43,094	-	15	89	54,347
2.45%	142	-	8,446	8,516	-	42	1,378	23,809
2.50%	2,554	-	5,552	22,539	-	1,686	969	57,475
2.55%	102	-	9,208	10,306	-	8,231	1,358	63,945
2.60%	856	-	6,092	5,857	-	-	49	14,974
2.65%	410	-	636	6,244	-	255	-	10,241
2.70%	1,886	-	5,739	6,476	-	-	-	485
2.75%	-	-	1,918	6,157	-	-	7	163
2.80%	-	-	885	1,449	-	374	-	15,822
2.85%	-	-	438	346	-	-	-	157
2.90%	-	-	1,163	1,192	-	-	-	1,434
2.95%	-	-	556	532	-	-	-	-
3.00%	-	-	-	-	-	-	-	10,471
3.05%	-	-	200	214	-	-	-	5,821
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	39	37	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$757,443	$1,709,430	$2,556,750	$5,182,646	$448,284	$485,658	$382,853	$4,027,419

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

0.40%	$3,765	$7,838	$-	$4,429	$10	$3,555	$710	$2,548
0.60%	26	201	-	39	-	-	10	-
0.65%	4,812	41,033	10,666	34,162	3,223	9,738	1,047	2,541
0.75%	31,358	87,294	20,041	58,459	10,808	22,846	3,131	23,734
0.80%	45	192	259	5,549	10,332	1,755	2,224	9,563
0.85%	44,393	102,363	18,895	63,032	11,020	25,719	10,330	16,130
0.95%	-	1	139	7,919	8,236	4,463	2,548	5,256
1.05%	844	458	1,503	6,201	12,032	1,733	2,560	2,347
1.10%	254,796	345,690	194,233	917,450	217,489	237,167	7,752	69,970
1.15%	898,169	1,779,218	1,056,345	5,123,942	2,998,596	1,469,187	174,680	1,060,543
1.20%	2,993	1,790	14,986	21,841	43,650	5,449	1,936	8,096
1.25%	71,384	75,409	59,637	406,898	223,495	132,585	22,769	110,838
1.30%	4,875,104	5,650,955	2,450,204	6,367,976	338,042	2,284,326	479,652	2,061,886
1.35%	174,236	399,104	180,525	952,406	619,493	336,513	50,886	227,515
1.40%	21,671	12,098	130,589	811,185	348,252	210,533	119,520	741,495
1.45%	18,847	166,675	111,950	365,253	255,503	165,980	48,858	130,695
1.50%	1,048,108	1,192,769	642,716	1,758,071	402,311	543,181	65,256	402,744
1.55%	331,866	771,876	642,093	3,258,720	2,346,533	933,845	142,636	952,616
1.60%	89,636	64,120	142,271	408,559	158,003	139,440	43,487	276,515
1.65%	154,687	262,069	181,078	840,594	576,086	338,866	22,308	184,063
1.70%	14,457	43,097	22,111	278,764	216,230	61,355	15,122	50,291
1.75%	2,578,322	5,641,639	2,264,899	9,917,492	4,663,435	2,747,207	261,491	1,517,006
1.80%	92,195	115,695	272,171	670,615	383,870	195,951	47,742	208,932
1.85%	322,489	627,717	431,349	910,727	233,898	276,626	42,985	285,044
1.90%	88,486	21,482	43,576	385,685	328,803	159,661	7,547	36,485
1.95%	478,104	1,127,878	233,908	1,456,093	792,245	332,116	57,965	238,668
2.00%	140,840	211,902	394,798	854,739	525,391	286,286	25,582	185,580
2.05%	125,369	95,402	116,281	398,410	249,958	85,458	13,255	105,512
2.10%	100,129	274,343	102,431	500,903	291,218	154,524	28,099	99,437
2.15%	130,355	122,071	86,864	1,164,588	1,006,410	198,154	12,602	62,790
2.20%	305,426	312,676	270,922	477,677	151,255	194,096	32,194	176,021
2.25%	54,501	14,638	28,507	287,402	156,794	166,008	7,218	17,164
2.30%	132,013	114,422	118,174	309,766	178,762	112,153	10,362	83,916
2.35%	192,193	60,928	66,812	907,874	613,697	303,946	13,329	53,180
2.40%	52,493	12,572	18,434	233,157	188,725	108,401	4,065	24,123
2.45%	10,380	29,643	15,148	75,252	53,197	14,078	4,254	21,369
2.50%	245,910	25,316	55,267	477,417	125,935	329,962	6,712	39,877
2.55%	15,195	26,251	27,498	93,197	71,116	68,306	3,920	17,172
2.60%	27,744	-	11,179	36,773	29,580	8,972	185	2,398
2.65%	8,231	578	15,115	19,024	5,893	6,060	1,024	4,364
2.70%	15,062	-	3,380	47,626	8,879	16,102	-	2,437
2.75%	108	-	4,656	17,270	9,219	2,867	17	3,931
2.80%	5,315	-	4,599	5,378	9,211	1,597	-	658
2.85%	4,352	-	-	9,832	11,986	4,866	-	1,003
2.90%	3,753	-	-	12,948	14,306	4,139	-	230
2.95%	286	-	-	-	2,244	897	-	83
3.00%	-	4,032	-	29,672	8,957	18,311	-	-
3.05%	5,337	-	-	931	1,900	927	-	41
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	6
3.40%	-	-	-	-	-	-	-	-

	$13,175,785	$19,843,435	$10,466,209	$40,991,897	$18,916,228	$12,725,907	$1,797,970	$9,526,813

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1

0.40%	$-	$142	$-	$-	$263	$-	$199	$-
0.60%	-	-	-	-	-	-	73	-
0.65%	-	1,304	-	-	353	-	866	-
0.75%	-	3,894	-	-	3,027	-	5,254	-
0.80%	1,510	-	-	167	-	1,339	-	356
0.85%	-	6,247	-	-	1,479	-	3,008	-
0.95%	-	510	183	-	2,503	-	2,953	-
1.05%	-	1,876	-	-	1,364	-	3,129	-
1.10%	-	34,269	-	-	21,753	-	18,525	-
1.15%	-	296,413	1,418	-	132,328	-	219,881	-
1.20%	-	4,564	-	-	1,091	-	3,217	-
1.25%	-	20,502	139	-	8,275	-	29,313	-
1.30%	306,612	68,749	-	45,567	96,843	105,287	66,821	36,279
1.35%	-	68,156	-	-	24,200	-	52,313	-
1.40%	142,389	34,681	214	21,332	5,430	25,511	20,417	19,238
1.45%	-	41,624	167	-	13,233	-	32,737	-
1.50%	-	66,397	844	-	48,126	-	83,587	-
1.55%	-	302,344	1,670	-	105,305	-	254,889	-
1.60%	-	15,465	237	-	11,903	-	31,789	-
1.65%	-	81,790	-	-	24,165	-	60,053	-
1.70%	-	40,577	71	-	14,346	-	28,293	-
1.75%	-	772,718	85	-	231,093	-	427,912	-
1.80%	-	69,513	270	-	13,444	-	58,027	-
1.85%	-	39,419	502	-	22,455	-	42,519	-
1.90%	-	7,751	-	-	10,512	-	9,616	-
1.95%	-	93,201	33	-	44,375	-	66,348	-
2.00%	-	115,613	-	-	23,680	-	71,101	-
2.05%	-	20,052	1,744	-	10,866	-	24,887	-
2.10%	-	43,771	249	-	14,099	-	36,319	-
2.15%	-	141,375	-	-	8,252	-	67,669	-
2.20%	-	30,360	-	-	18,581	-	42,154	-
2.25%	-	20,008	-	-	3,069	-	14,509	-
2.30%	-	12,021	-	-	14,555	-	22,352	-
2.35%	-	124,082	-	-	13,427	-	50,891	-
2.40%	-	40,709	-	-	3,678	-	20,839	-
2.45%	-	11,030	-	-	3,808	-	11,363	-
2.50%	-	5,118	-	-	12,600	-	6,557	-
2.55%	-	11,565	-	-	1,494	-	6,951	-
2.60%	-	3,547	-	-	1,487	-	2,046	-
2.65%	-	1,389	-	-	1,614	-	2,750	-
2.70%	-	4,950	-	-	307	-	1,897	-
2.75%	-	1,696	-	-	330	-	791	-
2.80%	-	1,189	-	-	1,189	-	336	-
2.85%	-	409	-	-	-	-	148	-
2.90%	-	1,125	-	-	65	-	503	-
2.95%	-	638	-	-	-	-	252	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	186	-	-	-	-	76	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	54	-	-	-	-	19	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	11	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$450,511	$2,662,993	$7,826	$67,066	$970,978	$132,137	$1,906,149	$55,873

	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF

0.40%	$245	$-	$96	$8	$38	$-	$10	$-
0.60%	26	-	-	-	-	-	-	-
0.65%	524	-	683	-	1,119	-	-	-
0.75%	4,995	-	2,191	-	4,994	-	139	-
0.80%	29	6,735	-	-	1,892	487	-	2,546
0.85%	521	-	4,127	-	4,551	-	1,170	-
0.95%	1,100	-	4,685	-	43	-	343	-
1.05%	20	-	1,456	-	-	-	-	-
1.10%	10,362	-	29,001	-	27,309	-	2,346	-
1.15%	83,139	-	243,448	-	209,337	-	38,122	-
1.20%	1,708	-	3,251	-	2,755	-	-	-
1.25%	16,552	-	26,671	-	17,464	-	6,435	-
1.30%	103,784	2,086,673	74,706	-	1,762,806	70,854	22,269	363,777
1.35%	21,854	-	66,187	-	52,859	-	6,510	-
1.40%	8,761	420,851	24,355	-	538,127	15,601	3,107	132,942
1.45%	12,494	-	36,910	-	25,988	-	8,698	-
1.50%	78,655	-	64,834	-	50,701	-	19,959	-
1.55%	98,875	-	244,704	-	224,372	-	38,468	-
1.60%	24,769	-	20,365	-	16,277	-	9,274	-
1.65%	23,070	-	76,957	-	62,551	-	10,286	-
1.70%	20,465	-	34,944	-	27,744	-	7,990	-
1.75%	147,341	-	516,040	-	544,034	-	56,512	-
1.80%	33,887	-	56,550	-	49,973	-	9,166	-
1.85%	28,490	-	41,056	-	24,521	-	15,573	-
1.90%	1,937	-	13,101	-	7,731	-	2,103	-
1.95%	37,220	-	74,467	-	80,659	-	15,985	-
2.00%	23,417	-	77,632	-	85,835	-	8,866	-
2.05%	11,689	-	15,229	-	25,596	-	3,273	-
2.10%	16,973	-	32,701	-	34,201	-	12,674	-
2.15%	7,630	-	84,093	-	96,118	-	2,431	-
2.20%	13,410	-	24,692	-	24,102	-	13,104	-
2.25%	4,627	-	12,634	-	14,834	-	256	-
2.30%	10,282	-	10,394	-	11,061	-	2,496	-
2.35%	3,675	-	77,746	-	83,960	-	4,445	-
2.40%	3,432	-	26,459	-	27,571	-	494	-
2.45%	9,057	-	11,121	-	5,912	-	994	-
2.50%	12,133	-	8,643	-	8,968	-	2,549	-
2.55%	849	-	6,966	-	7,695	-	160	-
2.60%	393	-	4,129	-	2,893	-	245	-
2.65%	3,090	-	671	-	580	-	606	-
2.70%	225	-	2,493	-	3,212	-	-	-
2.75%	35	-	1,629	-	1,042	-	-	-
2.80%	896	-	762	-	9,844	-	526	-
2.85%	-	-	198	-	264	-	-	-
2.90%	-	-	610	-	816	-	-	-
2.95%	-	-	322	-	392	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	91	-	133	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	24	-	34	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$882,636	$2,514,259	$2,060,024	$8	$4,182,908	$86,942	$327,584	$499,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3

0.40%	$62	$1	$50	$1,237	$394	$-	$35	$810
0.60%	-	368	-	72	100	-	-	78
0.65%	103	-	8	1,690	160	-	796	2,753
0.75%	2,192	-	397	6,245	4,957	-	1,304	5,831
0.80%	-	6,063	-	1,107	36	11,519	-	73
0.85%	89	-	2,131	5,396	2,859	-	3,130	9,310
0.95%	1,417	-	4,624	4,464	694	-	3,513	13
1.05%	360	-	2,654	2,812	699	-	5,686	137
1.10%	2,134	-	7,142	28,936	26,992	-	26,667	59,380
1.15%	64,631	-	129,024	243,186	135,203	-	592,559	406,272
1.20%	214	-	497	221	418	-	4,695	4,334
1.25%	19,738	-	28,970	28,181	6,681	-	143,707	24,141
1.30%	30,813	709,627	55,257	504,796	163,938	3,285,547	78,990	410,568
1.35%	20,318	-	53,968	70,636	27,037	-	240,884	87,363
1.40%	4,836	321,918	6,945	55,736	21,632	1,371,828	50,533	38,950
1.45%	16,970	-	34,074	69,416	28,906	-	117,073	37,650
1.50%	25,868	-	41,766	172,458	86,258	-	156,749	139,096
1.55%	60,271	-	93,157	205,229	107,181	-	626,610	365,107
1.60%	15,863	-	12,226	54,868	53,721	-	55,135	17,937
1.65%	14,238	-	18,041	54,833	28,617	-	103,891	106,517
1.70%	7,420	-	21,278	12,844	15,867	-	56,896	43,117
1.75%	65,310	-	88,973	535,780	272,083	-	480,354	1,100,226
1.80%	14,223	-	17,719	46,014	38,678	-	146,797	88,505
1.85%	12,374	-	12,656	120,654	49,302	-	116,437	87,900
1.90%	3,430	-	8,507	18,525	13,242	-	25,695	9,242
1.95%	32,475	-	16,508	129,384	47,148	-	102,041	177,941
2.00%	12,288	-	14,046	57,823	25,435	-	93,919	142,792
2.05%	7,566	-	4,784	55,208	20,287	-	34,457	28,818
2.10%	9,375	-	6,765	35,187	30,170	-	61,220	73,572
2.15%	3,256	-	6,627	16,915	12,610	-	67,730	151,407
2.20%	7,399	-	7,484	63,017	32,232	-	53,124	64,677
2.25%	974	-	529	8,550	4,850	-	17,963	20,963
2.30%	7,314	-	7,159	55,817	28,274	-	33,489	34,399
2.35%	2,064	-	1,554	51,283	23,067	-	31,865	133,934
2.40%	549	-	680	4,788	8,110	-	24,268	42,015
2.45%	3,230	-	204	25,219	9,539	-	6,140	16,213
2.50%	994	-	850	43,418	48,214	-	10,255	6,603
2.55%	2,289	-	2,571	5,518	4,659	-	1,515	11,091
2.60%	240	-	50	5,298	1,365	-	2,326	3,653
2.65%	1,149	-	120	5,345	2,605	-	1,624	1,677
2.70%	252	-	49	503	2,307	-	443	5,661
2.75%	-	-	-	261	2,024	-	141	1,635
2.80%	792	-	276	2,295	567	-	853	1,077
2.85%	-	-	390	1,887	753	-	-	423
2.90%	28	-	4	-	118	-	-	1,155
2.95%	-	-	146	264	197	-	122	665
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	187
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	54
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	16	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$475,108	$1,037,977	$710,860	$2,813,316	$1,390,202	$4,668,894	$3,581,631	$3,965,922

	EIF	EIF2	NVRE1	NVRE2	NVLM2	NCPG2	NCPGI2	IDPG2

0.40%	$99	$171	$-	$13	$-	$10	$180	$61
0.60%	85	-	-	-	53	190	-	53
0.65%	-	558	-	75	-	-	-	-
0.75%	-	3,331	-	2,254	-	-	-	-
0.80%	-	532	5,191	-	-	-	-	-
0.85%	-	2,090	-	5,856	-	-	-	-
0.95%	-	43	-	7,340	-	-	-	-
1.05%	-	1,645	-	1,602	-	-	-	-
1.10%	-	31,782	-	5,199	-	-	-	-
1.15%	-	233,279	-	209,072	-	24,934	4,918	9,989
1.20%	-	1,767	-	663	-	-	-	-
1.25%	-	28,794	-	27,799	-	-	-	-
1.30%	-	291,200	565,783	46,875	-	348,874	162,369	213,714
1.35%	-	56,660	-	53,203	-	4,213	2,039	405
1.40%	-	35,039	255,614	8,403	-	-	-	58
1.45%	-	26,555	-	35,452	-	-	-	-
1.50%	-	154,215	-	89,784	-	79,898	39,236	30,673
1.55%	-	249,478	-	165,282	-	6,828	26	-
1.60%	-	39,430	-	65,637	-	8,721	6,039	4,525
1.65%	-	60,484	-	25,577	-	8,161	9,608	2,012
1.70%	-	47,010	-	12,268	-	-	-	-
1.75%	-	560,637	-	121,966	-	172,514	71,077	104,824
1.80%	-	61,687	-	34,816	-	15,361	10,593	4,332
1.85%	-	75,274	-	38,580	-	49,270	22,069	26,658
1.90%	-	13,466	-	11,698	-	-	-	-
1.95%	-	93,830	-	28,551	-	37,305	10,019	17,156
2.00%	-	76,519	-	27,557	-	749	2,103	255
2.05%	-	23,493	-	9,577	-	3,458	3,798	3,671
2.10%	-	31,058	-	22,123	-	1,583	3,451	1,226
2.15%	-	59,381	-	11,581	-	224	246	204
2.20%	-	56,423	-	46,842	-	30,873	22,460	18,882
2.25%	-	8,965	-	4,418	-	2,877	696	695
2.30%	-	20,169	-	10,605	-	30,833	5,064	7,278
2.35%	-	56,106	-	612	-	-	-	-
2.40%	-	17,470	-	1,524	-	-	-	-
2.45%	-	8,107	-	1,506	-	-	-	-
2.50%	-	12,893	-	-	-	-	-	-
2.55%	-	5,485	-	3,608	-	132	797	132
2.60%	-	1,877	-	28	-	-	-	-
2.65%	-	3,280	-	102	-	-	5,824	-
2.70%	-	3,191	-	-	-	-	-	-
2.75%	-	510	-	-	-	-	-	-
2.80%	-	492	-	1,967	-	-	-	-
2.85%	-	137	-	-	-	-	-	-
2.90%	-	322	-	-	-	-	-	-
2.95%	-	243	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	44	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	20	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$184	$2,455,142	$826,588	$1,140,015	$53	$827,008	$382,612	$446,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	IDPGI2	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVRA	ALVBWB

0.40%	$22	$29	$197	$-	$-	$-	$27	$1,433
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	7	-	-	-	-	-
1.15%	8,573	1,076	6,256	-	-	1,047	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	191	1,072	-	-	-	-	-
1.30%	128,565	5,589	28,648	12,772	396	1,385	-	-
1.35%	555	366	2,857	49	-	388	-	-
1.40%	-	612	1,064	-	-	-	-	-
1.45%	-	19	1,275	-	-	-	-	-
1.50%	30,547	5,137	21,120	9,621	3,752	1,284	-	-
1.55%	-	362	4,946	-	-	-	-	-
1.60%	1,969	5,206	16,819	304	645	564	-	-
1.65%	1,370	424	2,446	128	15,560	135	-	-
1.70%	-	-	59	-	-	-	-	-
1.75%	85,721	8,181	43,654	7,651	11,655	8,273	-	-
1.80%	2,092	931	2,584	42	4	-	-	-
1.85%	16,595	2,168	9,719	1,148	-	65	-	-
1.90%	-	43	-	-	-	-	-	-
1.95%	4,733	2,865	14,818	176	529	1,556	-	-
2.00%	4,227	337	1,137	-	-	-	-	-
2.05%	1,760	511	3,192	48	-	-	-	-
2.10%	1,630	480	3,341	191	23	177	-	-
2.15%	860	148	943	31	17	-	-	-
2.20%	6,037	2,953	10,055	2,755	1,601	684	-	-
2.25%	221	-	285	-	-	80	-	-
2.30%	1,846	763	4,127	163	3,259	828	-	-
2.35%	-	21	821	-	-	-	-	-
2.40%	-	5	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	141	560	-	-	-	-	-
2.55%	-	771	1,309	164	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	26	1,369	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	110	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$297,323	$39,439	$183,337	$36,612	$37,441	$16,466	$27	$1,433

	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$-	$85	$275	$-	$-	$-	$-	$1,145
0.60%	-	67	-	-	-	-	-	-
0.65%	-	-	657	-	-	-	-	1,804
0.75%	-	-	1,318	-	-	-	-	15,390
0.80%	-	-	372	1,413	-	404	-	1,091
0.85%	-	-	845	-	-	-	-	10,224
0.95%	1,649	-	1,403	-	-	-	4,441	11,330
1.05%	2,410	-	1,493	-	-	-	4,562	5,014
1.10%	275	-	14,430	-	-	-	-	39,150
1.15%	12,577	-	78,343	-	-	-	11,255	382,198
1.20%	678	-	1,330	-	-	-	-	1,913
1.25%	13,719	-	13,649	-	-	-	6,564	72,899
1.30%	2,350	-	213,979	337,701	934	157,354	-	772,623
1.35%	24	-	30,367	-	-	-	461	94,631
1.40%	117	-	21,425	128,366	89	52,202	2,898	102,286
1.45%	6,986	-	9,734	-	-	-	1,900	58,627
1.50%	8,736	-	82,138	-	-	-	2,657	202,627
1.55%	12,858	-	80,119	-	-	-	14,844	366,756
1.60%	2,360	-	30,307	-	-	-	519	85,406
1.65%	70	-	40,484	-	-	-	126	125,191
1.70%	2,715	-	15,376	-	-	-	86	21,355
1.75%	7,526	-	207,103	-	-	-	3,409	784,905
1.80%	11,149	-	26,514	-	-	-	1,808	122,654
1.85%	1,161	-	53,441	-	-	-	3,498	129,378
1.90%	1,922	-	3,211	-	-	-	1,127	11,917
1.95%	1,306	-	60,712	-	-	-	-	197,200
2.00%	-	-	34,344	-	-	-	-	65,725
2.05%	2,996	-	13,828	-	-	-	1,814	28,488
2.10%	767	-	21,575	-	-	-	5	68,078
2.15%	1,791	-	11,586	-	-	-	25	23,056
2.20%	315	-	67,155	-	-	-	395	109,773
2.25%	38	-	3,712	-	-	-	-	10,768
2.30%	294	-	21,029	-	-	-	-	48,827
2.35%	-	-	7,724	-	-	-	-	34,028
2.40%	-	-	2,293	-	-	-	917	11,427
2.45%	-	-	5,764	-	-	-	-	17,712
2.50%	-	-	9,000	-	-	-	-	18,555
2.55%	-	-	4,968	-	-	-	-	5,124
2.60%	-	-	210	-	-	-	-	1,900
2.65%	-	-	446	-	-	-	-	466
2.70%	-	-	476	-	-	-	-	612
2.75%	-	-	666	-	-	-	-	8
2.80%	-	-	4,226	-	-	-	-	183
2.85%	-	-	-	-	-	-	-	621
2.90%	-	-	-	-	-	-	-	74
2.95%	-	-	-	-	-	-	-	298
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	22
3.40%	-	-	-	-	-	-	-	-

	$96,789	$152	$1,198,027	$467,480	$1,023	$209,960	$63,311	$4,063,459

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1	DVSCS	DCAP	DCAPS

0.40%	$-	$-	$6	$850	$-	$754	$-	$1,684
0.60%	-	-	16	-	-	-	-	78
0.65%	-	-	-	425	-	583	-	779
0.75%	-	-	-	5,092	-	4,629	-	5,070
0.80%	-	-	1,428	-	-	819	2,260	-
0.85%	-	-	-	5,049	-	8,717	-	8,663
0.95%	-	-	-	1,160	-	2,507	-	2,858
1.05%	-	-	-	1,672	-	6,592	-	7,408
1.10%	-	-	-	24,500	-	9,263	-	11,913
1.15%	-	-	-	154,123	-	154,538	-	187,336
1.20%	-	-	-	474	-	1,247	-	-
1.25%	-	-	-	20,153	-	15,635	-	19,355
1.30%	67	1	89,569	198,846	47	231,627	355,896	312,264
1.35%	-	-	-	49,531	-	42,210	-	67,168
1.40%	82	-	25,387	9,722	-	43,877	117,482	10,740
1.45%	-	-	-	23,057	-	39,769	-	41,596
1.50%	-	-	-	79,340	-	87,859	-	127,756
1.55%	-	-	-	125,719	-	135,304	-	121,201
1.60%	-	-	-	35,370	-	32,705	-	49,888
1.65%	-	-	-	35,351	-	28,534	-	43,665
1.70%	-	-	-	9,465	-	12,437	-	14,440
1.75%	-	-	-	305,625	-	283,114	-	301,578
1.80%	-	-	-	31,582	-	66,535	-	35,065
1.85%	-	-	-	51,402	-	38,788	-	85,182
1.90%	-	-	-	7,580	-	6,382	-	12,011
1.95%	-	-	-	77,698	-	61,033	-	98,646
2.00%	-	-	-	24,271	-	40,646	-	26,336
2.05%	-	-	-	7,898	-	14,350	-	19,608
2.10%	-	-	-	24,411	-	23,925	-	46,420
2.15%	-	-	-	15,550	-	30,686	-	10,002
2.20%	-	-	-	31,112	-	35,587	-	38,872
2.25%	-	-	-	2,963	-	3,540	-	3,333
2.30%	-	-	-	15,895	-	5,793	-	21,227
2.35%	-	-	-	11,695	-	27,960	-	10,034
2.40%	-	-	-	5,999	-	8,282	-	2,664
2.45%	-	-	-	3,981	-	2,680	-	2,878
2.50%	-	-	-	19,307	-	3,990	-	9,443
2.55%	-	-	-	3,241	-	4,969	-	4,867
2.60%	-	-	-	1,828	-	579	-	7,238
2.65%	-	-	-	1,499	-	656	-	299
2.70%	-	-	-	2,504	-	927	-	427
2.75%	-	-	-	-	-	141	-	1,152
2.80%	-	-	-	838	-	2,793	-	-
2.85%	-	-	-	649	-	76	-	-
2.90%	-	-	-	-	-	165	-	-
2.95%	-	-	-	177	-	90	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	29	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	10	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	14	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$149	$1	$116,406	$1,427,618	$47	$1,523,332	$475,638	$1,771,144

	DVDLS	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	289	-	77	-	6,333	-	1,453
0.85%	-	-	-	-	-	-	-	-
0.95%	1,621	-	158	-	2,121	-	-	-
1.05%	-	-	-	-	818	-	-	-
1.10%	-	-	-	-	1,760	-	407	-
1.15%	5,320	-	3,507	-	83,972	-	24,717	-
1.20%	-	-	-	-	6,536	-	6,525	-
1.25%	1,607	-	2,279	-	30,911	-	11,336	-
1.30%	-	137,795	-	93,165	103	3,349,595	-	405,663
1.35%	-	-	-	-	20,258	-	9,036	-
1.40%	224	50,758	40	44,980	8,482	1,365,410	3,735	232,995
1.45%	255	-	644	-	18,673	-	2,149	-
1.50%	374	-	241	-	19,407	-	3,313	-
1.55%	2,879	-	5,835	-	92,612	-	28,024	-
1.60%	-	-	1,546	-	7,682	-	2,840	-
1.65%	-	-	35	-	24,176	-	4,122	-
1.70%	674	-	326	-	22,123	-	954	-
1.75%	3,429	-	197	-	66,366	-	12,892	-
1.80%	772	-	588	-	45,205	-	6,124	-
1.85%	156	-	1,642	-	6,025	-	2,217	-
1.90%	-	-	838	-	3,311	-	1,784	-
1.95%	693	-	325	-	6,251	-	3,581	-
2.00%	-	-	-	-	13,968	-	965	-
2.05%	-	-	1,630	-	4,215	-	1,757	-
2.10%	202	-	-	-	8,121	-	324	-
2.15%	-	-	-	-	7,493	-	1,761	-
2.20%	-	-	-	-	7,869	-	137	-
2.25%	90	-	312	-	1,820	-	1,255	-
2.30%	-	-	47	-	2,245	-	193	-
2.35%	-	-	-	-	1,823	-	132	-
2.40%	-	-	40	-	1,409	-	217	-
2.45%	-	-	-	-	732	-	134	-
2.50%	-	-	-	-	1	-	-	-
2.55%	-	-	-	-	-	-	11	-
2.60%	-	-	-	-	359	-	-	-
2.65%	-	-	-	-	-	-	240	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$18,296	$188,842	$20,230	$138,222	$516,847	$4,721,338	$130,882	$640,111

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FAMP	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S

0.40%	$-	$19	$1,090	$-	$-	$-	$-	$-
0.60%	-	21	-	-	-	-	-	-
0.65%	-	34	1,737	-	-	-	-	-
0.75%	-	2,424	2,756	-	-	-	-	-
0.80%	982	1,849	-	563	-	417	-	1,860
0.85%	-	6,285	5,876	-	-	-	-	-
0.95%	-	1,466	1,522	-	-	-	-	-
1.05%	-	3,155	834	-	-	-	-	-
1.10%	-	6,654	38,497	-	73,562	-	195,478	-
1.15%	-	151,395	410,789	-	277,032	-	957,149	-
1.20%	-	715	3,252	-	1,122	-	2,965	-
1.25%	-	12,905	65,648	-	11,537	-	45,651	-
1.30%	1,499,343	224,296	414,622	59,474	567,062	129,317	1,615,822	107,344
1.35%	-	45,155	103,903	-	67,262	-	197,482	-
1.40%	318,393	43,824	18,558	19,469	19,815	9,616	20,574	16,764
1.45%	-	25,748	60,892	-	50,710	-	89,564	-
1.50%	-	48,202	219,510	-	136,020	-	370,095	-
1.55%	-	161,288	333,102	-	154,834	-	522,637	-
1.60%	-	25,308	118,001	-	28,659	-	50,135	-
1.65%	-	27,956	66,650	-	52,041	-	103,243	-
1.70%	-	8,865	23,129	-	12,326	-	14,605	-
1.75%	-	144,961	609,054	-	530,676	-	1,503,203	-
1.80%	-	29,983	102,753	-	27,575	-	54,377	-
1.85%	-	27,973	115,504	-	95,619	-	188,332	-
1.90%	-	2,545	18,494	-	8,276	-	25,192	-
1.95%	-	23,976	145,009	-	83,045	-	253,305	-
2.00%	-	26,116	81,681	-	79,939	-	155,991	-
2.05%	-	12,777	78,415	-	16,238	-	39,818	-
2.10%	-	77,524	47,240	-	51,455	-	55,800	-
2.15%	-	14,169	44,867	-	38,957	-	62,664	-
2.20%	-	49,924	57,806	-	52,037	-	123,055	-
2.25%	-	1,353	9,964	-	7,350	-	4,500	-
2.30%	-	9,795	34,634	-	21,782	-	43,520	-
2.35%	-	1,520	35,372	-	4,439	-	36,273	-
2.40%	-	2,334	4,210	-	4,651	-	10,709	-
2.45%	-	1,674	11,733	-	1,085	-	10,671	-
2.50%	-	528	10,588	-	4,495	-	10,120	-
2.55%	-	514	2,233	-	7,637	-	11,392	-
2.60%	-	30	741	-	5,872	-	58	-
2.65%	-	177	1,278	-	465	-	-	-
2.70%	-	-	1,525	-	-	-	-	-
2.75%	-	32	320	-	-	-	34	-
2.80%	-	1,349	7,971	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	77	-	-	-	-	-
2.95%	-	-	204	-	-	-	3,049	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	16	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,818,718	$1,226,818	$3,312,057	$79,506	$2,493,575	$139,350	$6,777,463	$125,968

	FF30S2	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2

0.40%	$-	$-	$1,301	$-	$-	$878	$-	$1,252
0.60%	-	-	87	-	-	140	-	51
0.65%	-	-	1,076	-	-	2,394	-	1,160
0.75%	-	-	3,215	-	-	16,433	-	2,936
0.80%	-	8,712	-	1,253	1,792	-	3,165	-
0.85%	-	-	5,806	-	-	23,467	-	9,546
0.95%	-	-	498	-	-	2,894	-	2,407
1.05%	-	-	2,385	-	-	3,859	-	5,306
1.10%	1,391	-	18,372	-	-	90,839	-	46,154
1.15%	42,790	-	186,614	-	-	766,768	-	564,818
1.20%	90	-	6,107	-	-	6,482	-	2,075
1.25%	19,282	-	24,451	-	-	62,259	-	66,179
1.30%	16,640	3,705,800	287,431	194,993	196,461	479,319	255,852	435,347
1.35%	39,113	-	54,112	-	-	164,263	-	180,670
1.40%	127	889,046	9,054	89,561	92,541	71,364	65,426	24,793
1.45%	11,006	-	33,751	-	-	114,805	-	78,559
1.50%	56,019	-	133,480	-	-	223,693	-	214,331
1.55%	49,401	-	134,397	-	-	600,868	-	456,526
1.60%	13,838	-	58,256	-	-	77,826	-	83,564
1.65%	8,006	-	44,216	-	-	185,418	-	119,226
1.70%	8,621	-	20,964	-	-	83,235	-	46,962
1.75%	113,194	-	335,642	-	-	1,581,269	-	776,005
1.80%	11,619	-	37,245	-	-	156,166	-	111,328
1.85%	9,704	-	91,185	-	-	166,588	-	131,278
1.90%	11,592	-	3,329	-	-	29,188	-	25,856
1.95%	24,028	-	92,244	-	-	218,577	-	168,951
2.00%	7,234	-	51,604	-	-	201,419	-	95,659
2.05%	12,100	-	37,683	-	-	52,984	-	52,440
2.10%	8,197	-	37,052	-	-	80,979	-	74,189
2.15%	33,465	-	17,974	-	-	173,761	-	63,072
2.20%	4,519	-	47,665	-	-	89,668	-	80,538
2.25%	1,981	-	2,863	-	-	36,751	-	12,520
2.30%	26,779	-	33,048	-	-	36,800	-	52,603
2.35%	9,836	-	5,351	-	-	169,198	-	57,576
2.40%	8,124	-	5,045	-	-	59,344	-	18,617
2.45%	3,437	-	9,188	-	-	16,403	-	8,794
2.50%	367	-	4,356	-	-	36,889	-	21,035
2.55%	231	-	11,762	-	-	14,346	-	5,088
2.60%	908	-	1,132	-	-	7,562	-	2,469
2.65%	-	-	2,082	-	-	3,719	-	4,310
2.70%	-	-	676	-	-	6,140	-	1,749
2.75%	-	-	63	-	-	4,439	-	44
2.80%	-	-	3,211	-	-	1,308	-	6,117
2.85%	-	-	648	-	-	504	-	173
2.90%	-	-	-	-	-	1,658	-	10
2.95%	-	-	136	-	-	625	-	203
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	280	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	38	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	16
3.40%	-	-	-	-	-	-	-	-

	$553,639	$4,603,558	$1,856,757	$285,807	$290,794	$6,123,807	$324,443	$4,112,502

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FOP	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2

0.40%	$-	$-	$-	$442	$-	$130	$-	$299
0.60%	-	-	-	-	-	451	-	-
0.65%	-	-	-	792	-	148	-	824
0.75%	-	-	-	1,332	-	5,680	-	2,622
0.80%	483	1,149	-	-	347	900	-	671
0.85%	-	-	-	3,407	-	2,309	-	5,775
0.95%	-	-	-	605	-	938	2,752	5,018
1.05%	-	-	-	1,277	-	1,181	2,625	2,548
1.10%	-	-	-	13,842	-	23,489	2,230	30,390
1.15%	-	-	10,085	137,675	-	264,459	133,736	263,642
1.20%	-	-	-	603	-	117	3,023	12,514
1.25%	-	-	6,962	12,050	-	44,136	51,015	31,860
1.30%	569,519	275,059	178	119,900	71,191	283,160	2,169	216,447
1.35%	-	-	-	34,041	-	145,713	39,927	80,667
1.40%	133,103	57,310	1,632	3,762	19,981	128,688	17,635	49,664
1.45%	-	-	846	28,179	-	52,228	30,165	47,974
1.50%	-	-	1,413	57,031	-	225,067	35,214	79,305
1.55%	-	-	3,682	109,725	-	249,681	201,650	255,775
1.60%	-	-	639	17,887	-	186,546	17,581	40,290
1.65%	-	-	-	21,203	-	93,016	27,357	62,797
1.70%	-	-	4,217	22,927	-	22,632	14,983	30,766
1.75%	-	-	437	208,952	-	456,839	72,033	485,443
1.80%	-	-	853	29,305	-	112,532	64,388	62,660
1.85%	-	-	615	42,915	-	57,590	14,035	46,822
1.90%	-	-	505	7,847	-	2,734	13,633	8,442
1.95%	-	-	470	52,721	-	89,887	17,529	77,292
2.00%	-	-	-	27,707	-	69,799	11,012	77,232
2.05%	-	-	187	8,141	-	28,616	18,539	15,686
2.10%	-	-	-	21,229	-	35,549	8,248	40,260
2.15%	-	-	-	10,043	-	25,181	10,265	61,053
2.20%	-	-	193	27,173	-	31,291	8,892	29,121
2.25%	-	-	38	2,980	-	20,722	2,950	10,213
2.30%	-	-	-	16,520	-	17,956	5,146	16,997
2.35%	-	-	-	21,282	-	2,458	2,182	60,371
2.40%	-	-	-	1,375	-	2,699	2,871	16,311
2.45%	-	-	-	5,510	-	2,696	1,216	7,839
2.50%	-	-	-	9,743	-	1,060	352	12,027
2.55%	-	-	-	1,460	-	35,141	145	4,136
2.60%	-	-	-	2,451	-	385	-	3,351
2.65%	-	-	-	1,848	-	1,925	620	470
2.70%	-	-	-	1,638	-	-	-	2,820
2.75%	-	-	-	129	-	-	-	621
2.80%	-	-	-	85	-	3,966	16	348
2.85%	-	-	-	520	-	-	-	160
2.90%	-	-	-	-	-	-	-	464
2.95%	-	-	-	13	-	-	-	229
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	76
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	14
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$703,105	$333,518	$32,952	$1,088,267	$91,519	$2,729,695	$836,134	$2,260,306

	FTVMD2	FTVDM3	TIF2	TIF3	FTVGI2	FTVGI3	FTVFA2	FTVSI2

0.40%	$131	$-	$-	$-	$29	$-	$36	$21
0.60%	173	-	-	-	671	-	-	-
0.65%	-	-	-	-	-	177	-	-
0.75%	-	-	-	-	-	2,173	922	-
0.80%	-	410	-	293	-	555	56	-
0.85%	-	-	-	114	-	3,467	65	-
0.95%	-	254	320	2,117	-	2,398	-	-
1.05%	-	1,144	-	1,197	-	3,842	207	-
1.10%	-	3,198	120	18,542	-	10,042	2,827	-
1.15%	-	47,986	8,478	153,833	-	215,175	25,060	-
1.20%	-	305	103	761	-	505	-	-
1.25%	-	4,990	5,601	19,050	-	27,505	6,641	-
1.30%	-	38,483	-	39,033	-	315,913	64,172	-
1.35%	-	14,458	-	42,204	-	78,375	18,441	-
1.40%	-	14,516	2,687	14,342	-	79,047	7,012	-
1.45%	-	16,277	2,313	33,527	-	72,491	24,788	-
1.50%	-	12,857	3,667	39,570	-	129,883	79,648	-
1.55%	-	68,419	8,369	175,367	-	141,478	63,399	-
1.60%	-	3,524	7,322	11,478	-	157,826	59,975	-
1.65%	-	15,131	-	22,694	-	58,416	11,179	-
1.70%	-	3,383	1,931	26,851	-	10,957	3,348	-
1.75%	-	38,112	709	212,174	-	235,687	144,700	-
1.80%	-	14,184	3,481	35,262	-	110,747	19,416	-
1.85%	-	4,055	1,211	19,671	-	38,226	21,726	-
1.90%	-	2,810	1,589	11,792	-	1,835	86	-
1.95%	-	10,895	928	32,424	-	57,894	30,338	-
2.00%	-	6,955	-	33,869	-	29,010	12,463	-
2.05%	-	779	807	3,932	-	13,642	8,377	-
2.10%	-	13,074	795	19,065	-	11,774	5,633	-
2.15%	-	4,207	234	15,210	-	8,414	3,335	-
2.20%	-	1,091	-	14,385	-	42,681	48,119	-
2.25%	-	493	553	5,432	-	4,119	647	-
2.30%	-	3,532	-	16,232	-	7,065	12,497	-
2.35%	-	41	-	42,509	-	538	3,060	-
2.40%	-	868	-	4,332	-	1,397	1,220	-
2.45%	-	1,335	-	4,851	-	1,217	-	-
2.50%	-	464	-	30,916	-	2,506	847	-
2.55%	-	-	-	1,998	-	3,527	4,380	-
2.60%	-	-	-	3,711	-	792	-	-
2.65%	-	286	-	177	-	3,737	1,906	-
2.70%	-	-	-	2,546	-	-	-	-
2.75%	-	-	-	995	-	-	-	-
2.80%	-	-	-	1,074	-	-	-	-
2.85%	-	-	-	779	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	292	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	11	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$304	$348,516	$51,218	$1,114,612	$700	$1,885,033	$686,526	$21

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FTVHI2	GVSSCS	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS

0.40%	$9	$18	$56	$-	$-	$-	$-	$-
0.60%	125	-	-	-	-	-	-	-
0.65%	-	-	1,347	-	-	-	-	-
0.75%	-	-	7,161	-	-	-	-	-
0.80%	-	-	338	-	-	290	154	413
0.85%	-	-	6,591	-	-	-	-	-
0.95%	-	-	4,899	-	-	345	8,426	-
1.05%	-	-	2,236	-	-	13	2,288	-
1.10%	-	-	34,327	-	-	483	4,448	-
1.15%	-	-	259,626	-	-	4,960	67,874	-
1.20%	-	-	3,134	-	-	62	-	-
1.25%	-	-	21,009	-	-	2,984	6,710	-
1.30%	-	-	279,943	105	-	5,299	72,905	342,568
1.35%	-	-	58,136	-	-	1,003	27,900	-
1.40%	-	-	138,506	89	186	6,052	16,455	153,710
1.45%	-	-	52,461	-	-	1,378	7,668	-
1.50%	-	-	59,950	-	-	1,803	7,039	-
1.55%	-	-	223,727	-	-	10,693	39,656	-
1.60%	-	-	27,091	-	-	704	4,820	-
1.65%	-	-	98,093	-	-	27	7,536	-
1.70%	-	-	35,356	-	-	663	8,695	-
1.75%	-	-	492,834	-	-	9,221	51,302	-
1.80%	-	-	76,583	-	-	1,184	7,205	-
1.85%	-	-	44,826	-	-	658	5,289	-
1.90%	-	-	15,510	-	-	13	8,165	-
1.95%	-	-	72,690	-	-	1,039	4,090	-
2.00%	-	-	67,923	-	-	243	7,430	-
2.05%	-	-	14,907	-	-	1,582	3,362	-
2.10%	-	-	25,069	-	-	555	3,658	-
2.15%	-	-	48,420	-	-	625	4,544	-
2.20%	-	-	30,864	-	-	2,157	1,398	-
2.25%	-	-	27,143	-	-	346	850	-
2.30%	-	-	19,656	-	-	2,331	2,108	-
2.35%	-	-	66,694	-	-	906	3,274	-
2.40%	-	-	15,438	-	-	1,463	3,100	-
2.45%	-	-	5,220	-	-	-	-	-
2.50%	-	-	10,171	-	-	120	-	-
2.55%	-	-	1,555	-	-	-	-	-
2.60%	-	-	3,630	-	-	-	93	-
2.65%	-	-	2,655	-	-	-	171	-
2.70%	-	-	1,906	-	-	-	-	-
2.75%	-	-	4,396	-	-	-	-	-
2.80%	-	-	2,797	-	-	36	2	-
2.85%	-	-	831	-	-	-	-	-
2.90%	-	-	477	-	-	-	-	-
2.95%	-	-	159	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	83	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$134	$18	$2,366,424	$194	$186	$59,238	$388,615	$496,691

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVIG	OVGI	OVGIS

0.40%	$-	$-	$-	$1	$-	$115	$23	$402
0.60%	-	-	-	715	-	673	199	-
0.65%	-	-	-	-	-	-	-	2,078
0.75%	-	-	1,258	-	-	-	-	4,735
0.80%	526	1,284	-	1,102	-	-	123	-
0.85%	-	-	1,262	-	-	-	-	7,982
0.95%	-	-	9,741	-	11	-	-	1,555
1.05%	-	-	7,210	-	263	-	-	2,568
1.10%	-	-	6,782	-	175	-	-	46,540
1.15%	-	-	205,173	-	19,497	-	-	392,978
1.20%	-	-	1,308	-	841	-	-	4,549
1.25%	-	-	37,879	-	25,307	-	-	37,226
1.30%	252,100	596,360	62,968	936,756	2,593	-	124,037	154,749
1.35%	-	-	93,453	-	-	-	-	95,955
1.40%	153,742	120,745	13,264	536,925	1,510	-	30,622	43,458
1.45%	-	-	50,861	-	5,099	-	-	44,983
1.50%	-	-	75,073	-	5,692	-	-	118,563
1.55%	-	-	147,111	-	18,260	-	-	407,840
1.60%	-	-	30,239	-	279	-	-	40,301
1.65%	-	-	47,723	-	-	-	-	100,696
1.70%	-	-	7,979	-	2,551	-	-	55,704
1.75%	-	-	113,962	-	1,897	-	-	959,171
1.80%	-	-	33,032	-	10,111	-	-	94,234
1.85%	-	-	17,470	-	2,745	-	-	74,651
1.90%	-	-	3,377	-	358	-	-	11,487
1.95%	-	-	32,573	-	757	-	-	126,417
2.00%	-	-	15,870	-	138	-	-	137,785
2.05%	-	-	6,301	-	1,067	-	-	33,885
2.10%	-	-	24,644	-	2,116	-	-	64,350
2.15%	-	-	3,802	-	1,310	-	-	155,865
2.20%	-	-	28,686	-	-	-	-	51,948
2.25%	-	-	2,562	-	199	-	-	22,511
2.30%	-	-	7,767	-	-	-	-	28,483
2.35%	-	-	1,661	-	-	-	-	142,336
2.40%	-	-	2,374	-	-	-	-	43,610
2.45%	-	-	1,012	-	-	-	-	11,402
2.50%	-	-	118	-	-	-	-	16,993
2.55%	-	-	1,663	-	-	-	-	16,153
2.60%	-	-	3,313	-	-	-	-	6,608
2.65%	-	-	83	-	-	-	-	2,598
2.70%	-	-	-	-	-	-	-	4,560
2.75%	-	-	-	-	-	-	-	2,885
2.80%	-	-	1,627	-	-	-	-	1,350
2.85%	-	-	-	-	-	-	-	436
2.90%	-	-	-	-	-	-	-	1,178
2.95%	-	-	-	-	-	-	-	599
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	199
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	44
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$406,368	$718,389	$1,101,181	$1,475,499	$102,776	$788	$155,004	$3,574,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD

0.40%	$-	$210	$-	$-	$-	$-	$29	$3,868
0.60%	-	-	-	-	-	-	-	157
0.65%	-	406	-	-	-	66	-	3,458
0.75%	-	563	-	-	-	3,349	1,944	18,327
0.80%	434	-	360	556	-	-	82	518
0.85%	-	2,272	-	-	74	607	1,155	29,365
0.95%	-	3,732	-	-	835	-	-	5,647
1.05%	-	3,759	-	-	718	-	195	5,445
1.10%	-	9,672	-	-	306	2,085	5,374	63,168
1.15%	-	117,321	-	-	28,137	50,001	68,432	455,255
1.20%	-	99	-	-	410	-	-	1,913
1.25%	-	14,939	-	-	4,337	1,231	5,614	33,377
1.30%	65,685	88,081	112,498	9,271	-	53,727	86,240	1,027,923
1.35%	-	50,777	-	-	7,256	19,156	12,361	128,471
1.40%	21,424	5,242	19,412	3,456	1,949	5,905	7,881	73,126
1.45%	-	23,830	-	-	6,811	2,596	6,028	68,082
1.50%	-	51,685	-	-	3,508	66,546	25,864	328,136
1.55%	-	137,121	-	-	28,810	20,663	28,942	384,836
1.60%	-	19,550	-	-	6,137	99,971	35,795	221,705
1.65%	-	34,627	-	-	4,081	11,788	7,336	122,678
1.70%	-	7,744	-	-	845	1,148	350	27,078
1.75%	-	176,246	-	-	14,958	106,442	49,789	1,258,166
1.80%	-	28,237	-	-	8,751	31,964	9,539	141,190
1.85%	-	29,260	-	-	1,730	12,380	4,258	237,402
1.90%	-	6,402	-	-	1,581	-	833	14,377
1.95%	-	41,542	-	-	2,721	20,607	13,821	298,162
2.00%	-	19,528	-	-	3,205	30,954	6,119	126,284
2.05%	-	9,774	-	-	455	9,865	5,551	70,657
2.10%	-	34,044	-	-	1,269	28,352	8,654	73,635
2.15%	-	8,362	-	-	800	865	993	74,926
2.20%	-	18,272	-	-	1,740	22,117	10,464	127,576
2.25%	-	2,081	-	-	884	2,490	564	13,235
2.30%	-	14,412	-	-	57	5,242	4,417	60,943
2.35%	-	7,627	-	-	-	7,516	-	70,412
2.40%	-	763	-	-	317	1,405	115	21,017
2.45%	-	2,864	-	-	882	7	217	14,263
2.50%	-	4,742	-	-	-	58	-	12,734
2.55%	-	12,440	-	-	-	13,167	1,680	14,642
2.60%	-	5,233	-	-	-	235	-	2,354
2.65%	-	1,319	-	-	-	13	-	2,927
2.70%	-	48	-	-	-	-	-	2,601
2.75%	-	365	-	-	30	-	-	873
2.80%	-	3,339	-	-	-	351	-	15,789
2.85%	-	-	-	-	-	-	-	180
2.90%	-	-	-	-	-	-	-	505
2.95%	-	-	-	-	-	-	-	242
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	88
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	18
3.25%	-	-	-	-	-	-	-	-
3.30%	-	12	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$87,543	$998,542	$132,270	$13,283	$133,594	$632,869	$410,636	$5,657,731

	PMVTRD	PMVRSD	PMVEBD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS

0.40%	$5,565	$22	$14	$-	$-	$-	$-	$-
0.60%	249	-	-	-	-	-	-	-
0.65%	3,784	-	-	-	-	-	-	-
0.75%	16,445	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	40	-
0.85%	20,782	-	-	-	-	-	-	-
0.95%	1,536	-	-	-	-	612	855	-
1.05%	1,711	-	-	141	-	12	1,707	-
1.10%	9,270	-	-	631	-	246	652	-
1.15%	229,942	-	-	6,923	780	5,931	11,999	464
1.20%	94	-	-	139	-	-	-	-
1.25%	10,338	-	-	1,734	526	4,101	2,287	3,660
1.30%	851,943	-	-	-	-	-	3,396	-
1.35%	89,494	-	-	899	-	464	1,831	1,491
1.40%	43,390	-	-	332	387	604	3,209	-
1.45%	31,415	-	-	1,208	307	883	1,889	-
1.50%	272,137	-	-	953	651	451	4,621	-
1.55%	90,509	-	-	11,179	251	5,508	16,050	63
1.60%	305,364	-	-	235	36	3,995	798	-
1.65%	62,955	-	-	595	-	314	629	-
1.70%	2,938	-	-	459	-	703	4,683	-
1.75%	802,875	-	-	8,863	455	722	7,898	-
1.80%	88,108	-	-	1,150	482	1,059	2,461	-
1.85%	183,758	-	-	1,032	337	663	2,267	-
1.90%	5,192	-	-	1,473	-	1,005	2,746	-
1.95%	175,370	-	-	1,267	-	-	2,164	-
2.00%	30,835	-	-	107	-	61	2,927	-
2.05%	63,868	-	-	520	623	21	1,803	-
2.10%	48,724	-	-	1,903	-	4	1,946	-
2.15%	27,890	-	-	-	-	-	2,675	-
2.20%	137,309	-	-	-	-	17	569	-
2.25%	2,166	-	-	525	-	136	279	-
2.30%	70,045	-	-	44	-	209	203	-
2.35%	6,397	-	-	-	-	636	3,160	-
2.40%	969	-	-	-	-	-	781	-
2.45%	4,031	-	-	-	-	-	139	-
2.50%	5,506	-	-	-	-	-	399	-
2.55%	10,274	-	-	-	-	-	81	-
2.60%	3,342	-	-	-	-	-	-	-
2.65%	997	-	-	-	-	-	-	-
2.70%	612	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	666	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,718,795	$22	$14	$42,312	$4,835	$28,357	$87,144	$5,678

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV

0.40%	$48	$37	$15	$48	$-	$-	$-	$730
0.60%	49	8	22	17	-	-	-	388
0.65%	-	-	88	-	-	-	-	-
0.75%	-	-	5,226	5,024	-	-	1,769	-
0.80%	-	-	1,519	7	110	1,696	1,890	-
0.85%	-	-	9,080	1,686	-	-	281	-
0.95%	-	-	5,441	-	-	-	-	-
1.05%	-	-	2,387	26	-	-	440	-
1.10%	-	-	6,710	573	-	-	4,000	-
1.15%	-	236	133,108	36,103	-	-	18,092	-
1.20%	-	-	762	-	-	-	8	-
1.25%	-	53	9,263	637	-	-	2,562	-
1.30%	-	2,110	347,689	77,147	114,003	294,445	424,202	-
1.35%	-	381	42,444	7,895	-	-	7,595	-
1.40%	-	105	88,023	8,292	62,204	103,145	117,715	-
1.45%	-	-	15,268	562	-	-	3,378	-
1.50%	-	1,519	80,527	29,310	-	-	20,259	-
1.55%	-	361	99,490	20,849	-	-	25,092	-
1.60%	-	2,354	56,787	22,569	-	-	11,072	-
1.65%	-	57	57,108	7,921	-	-	11,255	-
1.70%	-	-	12,372	1,242	-	-	958	-
1.75%	-	4,825	162,771	39,649	-	-	18,615	-
1.80%	-	46	42,885	4,465	-	-	17,336	-
1.85%	-	172	43,800	11,637	-	-	8,134	-
1.90%	-	-	7,030	-	-	-	-	-
1.95%	-	322	42,298	7,706	-	-	10,262	-
2.00%	-	97	26,313	2,802	-	-	2,990	-
2.05%	-	671	13,803	10,069	-	-	7,104	-
2.10%	-	103	33,167	33,909	-	-	22,914	-
2.15%	-	197	3,849	914	-	-	1,450	-
2.20%	-	1,181	54,902	18,526	-	-	37,499	-
2.25%	-	66	427	856	-	-	486	-
2.30%	-	-	14,566	4,718	-	-	1,719	-
2.35%	-	-	1,324	-	-	-	328	-
2.40%	-	-	1,106	377	-	-	7,754	-
2.45%	-	54	115	-	-	-	3,327	-
2.50%	-	-	2,075	-	-	-	-	-
2.55%	-	-	8,130	1,915	-	-	110	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	2,382	77	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	10,820	-
2.80%	-	-	5,316	-	-	-	1,765	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$97	$14,955	$1,439,588	$357,528	$176,317	$399,286	$803,181	$1,118

	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP

0.40%	$434	$1,405	$154	$-	$1,197	$10,795	$98,061	$158,458
0.60%	251	703	697	370	236	17	1,917	30
0.65%	-	-	53	-	38	-	-	-
0.75%	-	-	5,232	423	456	-	-	-
0.80%	-	-	1,692	-	-	-	-	-
0.85%	-	-	940	1,025	176	-	-	-
0.95%	-	-	500	-	-	-	-	-
1.05%	-	-	2,098	-	-	-	-	-
1.10%	-	-	8,021	669	483	-	-	-
1.15%	-	-	122,024	63,813	13,103	-	-	-
1.20%	-	-	280	61	-	-	-	-
1.25%	-	-	39,698	3,914	987	-	-	-
1.30%	-	-	330,659	121,514	48,442	-	-	-
1.35%	-	-	78,351	16,927	13,167	-	-	-
1.40%	-	-	40,039	25,399	2,069	-	-	-
1.45%	-	-	24,776	11,491	1,272	-	-	-
1.50%	-	-	343,199	67,633	36,891	-	-	-
1.55%	-	-	124,645	41,500	8,489	-	-	-
1.60%	-	-	267,261	93,331	33,017	-	-	-
1.65%	-	-	46,905	20,050	6,495	-	-	-
1.70%	-	-	8,394	500	604	-	-	-
1.75%	-	-	447,748	95,331	74,043	-	-	-
1.80%	-	-	131,804	40,068	8,303	-	-	-
1.85%	-	-	28,982	40,202	9,159	-	-	-
1.90%	-	-	2,409	11,180	1,212	-	-	-
1.95%	-	-	174,652	28,385	14,671	-	-	-
2.00%	-	-	87,015	22,010	2,846	-	-	-
2.05%	-	-	32,498	8,976	8,906	-	-	-
2.10%	-	-	65,173	8,083	4,812	-	-	-
2.15%	-	-	23,132	1,621	752	-	-	-
2.20%	-	-	119,984	54,392	8,348	-	-	-
2.25%	-	-	4,324	3,786	144	-	-	-
2.30%	-	-	26,427	16,234	8,870	-	-	-
2.35%	-	-	3,682	3,085	115	-	-	-
2.40%	-	-	1,832	1,406	471	-	-	-
2.45%	-	-	1,834	832	627	-	-	-
2.50%	-	-	2,370	-	682	-	-	-
2.55%	-	-	12,704	25,240	1,374	-	-	-
2.60%	-	-	255	99	-	-	-	-
2.65%	-	-	6,280	493	1,186	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	178	3,278	79	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$685	$2,108	$2,618,901	$833,321	$313,722	$10,812	$99,978	$158,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	0

0.40%	$26,615	$-	$-	$158	$-	$-	$-	$-
0.60%	251	-	-	25	-	-	-	-
0.65%	-	-	-	154	-	-	-	-
0.75%	-	-	-	351	-	-	-	-
0.80%	-	-	-	147	-	-	-	-
0.85%	-	-	-	4,007	-	-	-	-
0.95%	-	-	-	566	-	-	-	-
1.05%	-	-	-	400	-	-	-	-
1.10%	-	-	-	12,427	89	-	-	-
1.15%	-	-	-	44,764	-	347	60	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	5,053	-	3,408	-	-
1.30%	-	82	3,552	127,870	-	-	-	-
1.35%	-	-	-	16,769	-	-	-	-
1.40%	-	516	266	14,117	-	-	168	-
1.45%	-	-	-	7,711	-	-	-	-
1.50%	-	-	-	42,352	-	-	-	-
1.55%	-	-	-	66,611	-	-	-	-
1.60%	-	-	-	21,729	-	-	500	-
1.65%	-	-	-	13,785	-	-	-	-
1.70%	-	-	-	1,250	-	-	-	-
1.75%	-	-	-	132,408	-	-	31	-
1.80%	-	-	-	10,396	-	-	-	-
1.85%	-	-	-	18,090	-	-	-	-
1.90%	-	-	-	975	-	-	-	-
1.95%	-	-	-	28,593	-	-	-	-
2.00%	-	-	-	10,804	-	-	-	-
2.05%	-	-	-	5,758	-	-	-	-
2.10%	-	-	-	23,297	-	-	-	-
2.15%	-	-	-	2,566	-	-	-	-
2.20%	-	-	-	14,703	-	-	-	-
2.25%	-	-	-	1,966	-	-	-	-
2.30%	-	-	-	8,802	-	-	-	-
2.35%	-	-	-	2,485	-	-	-	-
2.40%	-	-	-	508	-	-	-	-
2.45%	-	-	-	1,532	-	-	-	-
2.50%	-	-	-	1,027	-	-	-	-
2.55%	-	-	-	1,020	-	-	-	-
2.60%	-	-	-	3,732	-	-	-	-
2.65%	-	-	-	405	-	-	-	-
2.70%	-	-	-	215	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$26,866	$598	$3,818	$649,528	$89	$3,755	$759	$-

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $927,915,455 and $992,712,778, respectively, and total transfers from the Account to the fixed account were $227,209,766 and $301,251,657, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $15,596,840 and $10,008,558 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,697,906 and $13,377,510 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $5,377,846 and $3,333,007 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$41,548,300,517	$0	$0	$41,548,300,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$212,094	$207,234
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	14,774	28
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	6,116,828	362,633
VP Inflation Protection Fund - Class I ( ACVIP1 )	52,254	4,571
Growth Fund - Class 1 ( AFGF )	144,610	1,409,808
High-Income Bond Fund - Class 1 ( AFHY )	1,363,400	1,931,829
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	356,848,501	76,930
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 ( AFGC )	35,446	159,681
Global Allocation V.I. Fund - Class III ( MLVGA3 )	86,520,593	3,774,505
Money Market Portfolio(TM) ( CHSMM )	7,286,222	8,404,264
VIP Value Series: Service Class ( DWVVLS )	209,866	318
VIP Small Cap Value Series: Service Class ( DWVSVS )	5,577,106	337,910
Stock Index Fund, Inc. - Initial Shares ( DSIF )	8,350,054	32,212,647
Stock Index Fund, Inc. - Service Shares ( DSIFS )	26,167,644	21,344,649
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	739,071	6,009,359
Floating-Rate Income Fund ( ETVFR )	168,828	219
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	144,551	193
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	4,955,984	1,076,639
VA International Equity Fund ( HVIE )	4,596,304	1,637,487
VA Situs Fund ( HVSIT )	15,059,425	8,650,162
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	6,353,891	1,261,592
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	1,105,249	5,868,506
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	52,391	74
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	5,380,829	3,153,816
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	1,389,818	2,878,171
Janus Aspen Series - Enterprise Portfolio - Service Shares ( JAMGS )	9,314	15
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	10,777,842	30,828,586
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS )	7,265,601	3,987,239
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	7,481,918	18,868,499
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	41,765	534
Investors Growth Stock Series - Service Class ( MIGSC )	370,224	2,148,909
New Discovery Series - Service Class ( MNDSC )	19,882,596	3,217,972
Utilities Series - Service Class ( MVUSC )	20,530	28
Value Series - Service Class ( MVFSC )	19,460,207	42,140,827
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	45,277,487	7,220,713
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	147,636	373,734
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,088,094	3,323,749
Emerging Markets Debt Portfolio - Class I ( MSEM )	154,512	581,553
Emerging Markets Debt Portfolio - Class II ( MSEMB )	55,539	162,867
Global Real Estate Portfolio - Class II ( VKVGR2 )	90,996	65,220
U.S. Real Estate Portfolio - Class I ( MSVRE )	4,091	9,844
U.S. Real Estate Portfolio - Class II ( MSVREB )	41	541
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	2,631,745	9,118,082
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	15,155,439	24,360,307
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	339,826,898	74,873,333
American Funds NVIT Bond Fund - Class II ( GVABD2 )	341,696,918	8,963,532
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	28,051,690	11,563,487
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	37,569,175	15,710,795
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	188,037,691	122,762,268
Federated NVIT High Income Bond Fund - Class I ( HIBF )	376,784	1,330,871
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	32,868,108	46,709,989
NVIT Emerging Markets Fund - Class I ( GEM )	70,538	30,521
NVIT Emerging Markets Fund - Class II ( GEM2 )	9,303	163,086
NVIT Emerging Markets Fund - Class III ( GEM3 )	1,617,263	7,097,066
NVIT Emerging Markets Fund - Class VI ( GEM6 )	12,474,018	8,370,840
NVIT International Equity Fund - Class I ( GIG )	56,798	3,719
NVIT International Equity Fund - Class III ( GIG3 )	321,105	4,249,202
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	4,704,822	3,897,097
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	5,629,349	12,204,909
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	15,615,047	12,482,600
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	2,125,318	1,638,289
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	7,888,051	34,197,653
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	15,368,521	5,743,677
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	237,091,010	28,496,816
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	183,171,424	67,685,557
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	92,088,764	128,250,444
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	353,370,211	31,905,201
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	33,840,886	59,132,695
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	90,004,152	39,063,107
NVIT Core Bond Fund - Class I ( NVCBD1 )	982,762	1,816,238
NVIT Core Bond Fund - Class II ( NVCBD2 )	16,505,915	19,617,514
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	10,858,178	6,384,180
NVIT Nationwide Fund - Class I ( TRF )	2,236,922	18,906,276
NVIT Nationwide Fund - Class II ( TRF2 )	2,905,991	32,801,406
NVIT Government Bond Fund - Class I ( GBF )	58,248,990	97,121,183
American Century NVIT Growth Fund - Class I ( CAF )	378,189	4,877,521
American Century NVIT Growth Fund -Class II ( CAF2 )	10,979,228	3,441,681
NVIT International Index Fund - Class VIII ( GVIX8 )	11,337,412	3,234,161
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	9,873,354	58,280,151
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	234,350,501	8,519,450
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	116,396,919	40,313,614
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	104,126,727	100,542,970
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	135,522,249	134,657,160
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	20,083,833	253,698,921
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	59,640,427	69,852,483
NVIT Mid Cap Index Fund - Class I ( MCIF )	18,486,569	17,415,747
NVIT Money Market Fund - Class I ( SAM )	201,209,204	251,986,886
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	660,095	5,501,580
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	5,999,530	32,396,704
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	11,228	94,625
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	430,480	1,203,294
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	6,628,704	10,721,379
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	2,596,597	2,744,701
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	14,533,422	19,049,493
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	2,372,763	1,705,316
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	14,954,530	9,041,020
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	13,955,552	27,903,398
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	12,765,127	28,174,089
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	3,711	60
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	23,131,428	48,661,025
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	1,492,120	2,523,825
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	6,994,607	6,247,988
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	3,464,432	6,905,220
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	11,636,410	8,081,295
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	521,579	12,346,535
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	4,027,480	11,929,419
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	39,965,900	14,049,631
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	32,410,822	10,136,862
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	2,753,468	56,973,244
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	3,042,500	46,881,161
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	21,475,418	49,680,174
Invesco NVIT Comstock Value Fund - Class I ( EIF )	180,916	616
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	19,177,944	21,409,292
NVIT Real Estate Fund - Class I ( NVRE1 )	5,747,363	12,152,280
NVIT Real Estate Fund - Class II ( NVRE2 )	19,961,197	12,442,151
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	22,286	53

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	$215,345,601	$4
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	98,012,225	-
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	120,255,060	3
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	70,665,565	89,951
NVIT Small Cap Index Fund Class II ( NVSIX2 )	8,994,570	581,549
NVIT S&P 500 Index Fund Class II ( GVEX2 )	41,283,812	164,223
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	5,690,414	771,686
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	4,289,400	56,666
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	2,074,873	112,490
Real Return Portfolio - Advisor Class ( PMVRA )	36,559	4,533
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	235,085	22,822
VPS Growth and Income Portfolio - Class B ( ALVGIB )	442,538	1,422,946
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	167,909	1,635
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	24,192,991	13,051,884
VP Balanced Fund - Class I ( ACVB )	2,878,175	6,022,380
VP Capital Appreciation Fund - Class I ( ACVCA )	8,358	16,641
VP Income & Growth Fund - Class I ( ACVIG )	2,498,371	3,897,023
VP Income & Growth Fund - Class II ( ACVIG2 )	670,939	1,105,768
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )	49,136,767	43,860,527
VP International Fund - Class I ( ACVI )	514	2,983
VP International Fund - Class III ( ACVI3 )	1	99
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,178,647	1,785,443
VP Mid Cap Value Fund - Class II ( ACVMV2 )	13,140,917	12,750,713
VP Value Fund - Class II ( ACVV2 )	8,298	8,363
VP Vista(SM) Fund - Class I ( ACVVS1 )	2,202	4,900
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	15,301,613	19,741,007
Appreciation Portfolio - Initial Shares ( DCAP )	2,715,060	8,562,483
Appreciation Portfolio - Service Shares ( DCAPS )	13,734,166	17,446,914
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	735,665	1,112,533
Growth and Income Portfolio - Initial Shares ( DGI )	351,959	2,197,450
Managed Tail Risk Fund II: Service Shares ( FCA2S )	70,108	259,461
Quality Bond Fund II - Primary Shares ( FQB )	1,040,182	2,659,029
Quality Bond Fund II - Service Shares ( FQBS )	2,260,862	7,908,249
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	79,146	79,233
Equity-Income Portfolio - Initial Class ( FEIP )	31,687,601	52,431,525
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	498,158	2,927,769
High Income Portfolio - Initial Class ( FHIP )	2,679,269	7,634,511
VIP Asset Manager Portfolio - Initial Class ( FAMP )	2,648,759	19,786,462
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	9,202,982	11,757,792
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	49,938,296	14,919,666
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,299,262	1,787,417
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	34,313,549	6,399,519
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,860,574	1,937,285
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	27,003,257	29,532,306
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	2,265,398	1,298,192
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	9,347,127	4,650,657
VIP Growth Portfolio - Initial Class ( FGP )	1,530,834	47,590,755
VIP Growth Portfolio - Service Class 2 ( FG2 )	33,132,615	13,988,863
VIP High Income Portfolio - Initial Class R ( FHIPR )	4,539,174	10,905,837
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	1,208,186	8,391,575
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	50,295,586	54,364,694
VIP Mid Cap Portfolio - Service Class ( FMCS )	4,903,173	5,078,425
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	46,369,371	40,541,533
VIP Overseas Portfolio - Initial Class ( FOP )	909,684	7,864,130
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,500,771	4,342,791
VIP Overseas Portfolio - Service Class 2 ( FO2 )	30,946	718,422
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	11,880,636	7,754,878
VIP Value Strategies Portfolio - Service Class ( FVSS )	658,934	1,861,705
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	50,187,145	10,218,561
Franklin Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	2,424,302	12,703,671
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	7,172,812	37,247,674
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	298,487	3,017
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	1,700,445	9,253,446
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	82,805	551,424
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	4,620,905	17,532,152
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	380,754	1,960
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	21,318,403	9,902,797
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	37,966,810	1,595,969
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	12,583	21
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	97,445	773
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	10,246	307
Short Duration Bond Portfolio - I Class Shares ( AMTB )	21,627,845	25,606,113
Growth Portfolio - I Class Shares ( AMTG )	1,721	3,323
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )	150	2,050
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )	1,741,240	2,244,651
Socially Responsive Portfolio - I Class Shares ( AMSRS )	2,792,690	5,679,868
Capital Income Fund/VA - Non-Service Shares ( OVMS )	924,513	6,000,293
Core Bond Fund/VA - Non-Service Shares ( OVB )	1,734,602	5,481,450
Global Securities Fund/VA - Class 3 ( OVGS3 )	2,886,988	9,676,195
Global Securities Fund/VA - Class 4 ( OVGS4 )	11,187,453	8,374,503
Global Securities Fund/VA - Non-Service Shares ( OVGS )	1,707,549	15,546,151
Global Securities Fund/VA - Service Class ( OVGSS )	84,011	1,853,685
International Growth Fund/VA - Non-Service Shares ( OVIG )	465,929	2,936
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	404,040	2,231,078
Main Street Fund(R)/VA - Service Class ( OVGIS )	5,326,990	33,988,148
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )	3,303,100	1,839,057
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )	14,014,799	13,369,778
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )	1,008,038	2,360,900
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )	905,102	288,516
Global Strategic Income Fund/VA: Service Shares ( OVSBS )	4,147,385	2,982,680
All Asset Portfolio - Advisor Class ( PMVAAD )	34,200,960	4,248,214
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	13,668,937	4,276,284
Low Duration Portfolio - Advisor Class ( PMVLAD )	86,693,766	33,208,835
Total Return Portfolio - Advisor Class ( PMVTRD )	100,899,889	12,376,610
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )	19,283	22
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )	7,579	14
Putnam VT Growth and Income Fund - Class IB ( PVGIB )	232,384	850,744
Putnam VT International Equity Fund - Class IB ( PVTIGB )	4,837	74,396
Putnam VT Voyager Fund - Class IB ( PVTVB )	200,253	674,189
VI American Franchise Fund - Series II Shares ( ACEG2 )	1,367,883	1,342,161
Diversified Stock Fund Class A Shares ( VYDS )	2,774	33,018
Small-Cap Portfolio - Investment Class ( ROCSC )	65,850	525
Variable Fund - Multi-Hedge Strategies ( RVARS )	3,539,124	258,009
Blue Chip Growth Portfolio - II ( TRBCG2 )	41,457	43,004
Health Sciences Portfolio - II ( TRHS2 )	63,219,470	10,791,187
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )	19,039,854	4,144,377
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )	555,789	2,563,283
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )	2,474,945	7,393,080
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )	1,626,985	18,257,829
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )	1,989,462	271,275
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )	817,132	40,335
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )	2,445,564	145,451
Variable Insurance Portfolios - Asset Strategy ( WRASP )	70,284,927	5,361,758
Variable Insurance Portfolios - High Income ( WRHIP )	73,417,053	19,131,757
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )	24,525,004	913,140
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )	1,047,892	693,029
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )	10,545,910	1,203,320
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )	15,292,485	1,174,425
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )	2,127,891	666,812
Advantage VT Discovery Fund ( SVDF )	1,216	4,699
Advantage VT Opportunity Fund - Class 2 ( SVOF )	1,209	28,933
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )	17,546,869	7,115,431
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )	473	1,369
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )	13,282	3,756
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )	4,220	12,141

Total	$5,754,338,722	$3,434,138,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2013	0.95% to 1.05%	29,458	$ 18.67 to $ 18.47	$545,847	0.00%	34.12% to 33.98%
2012	0.95% to 1.05%	29,102	13.92 to 13.79	402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2013	0.40%	1,477	10.56	15,595	0.36%	5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2013	1.15% to 2.60%	742,493	11.25 to 10.97	8,266,416	0.30%	10.65% to 9.02%
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2013	0.40% to 0.60%	5,112	9.09 to 9.08	46,489	0.76%	-9.06% to -9.18%	****
Growth Fund - Class 1 (AFGF)
2013	1.30%	112,638	109.82	12,370,410	1.18%	28.74%
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
High-Income Bond Fund - Class 1 (AFHY)
2013	1.30%	24,207	57.38	1,389,069	7.34%	5.51%
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2013	0.40% to 2.55%	32,981,115	11.10 to 11.87	395,954,374	2.15%	11.03% to 17.51%	****
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
2013	1.30%	26,433	34.32	907,146	0.87%	-4.14%
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
Global Allocation V.I. Fund - Class III (MLVGA3)
2013	0.40% to 2.65%	16,742,221	15.91 to 14.30	251,321,137	1.27%	13.96% to 11.38%
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2013	0.65% to 1.55%	949,742	9.88 to 9.91	9,707,822	0.01%	-0.64% to -1.54%
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
VIP Value Series: Service Class (DWVVLS)
2013	0.40% to 0.60%	19,338	11.68 to 11.66	225,706	0.00%	16.78% to 16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2013	0.40% to 2.65%	466,331	12.31 to 12.12	5,692,293	0.00%	23.09% to 21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.80% to 1.40%	5,646,503	36.59 to 42.03	241,002,392	1.84%	30.97% to 30.18%
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2013	0.40% to 2.70%	8,091,350	14.20 to 19.50	174,125,566	1.62%	31.18% to 28.15%
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	0.80% to 1.40%	1,265,074	28.60 to 33.42	44,786,596	1.26%	33.27% to 32.46%
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
Floating-Rate Income Fund (ETVFR)
2013	0.40% to 0.60%	16,659	10.13 to 10.12	168,751	1.47%	1.34% to 1.20%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2013	0.40% to 0.60%	14,671	$ 8.97 to $ 8.96	$131,494	2.12%	-10.27% to -10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2013	0.40% to 2.30%	406,175	10.47 to 11.27	4,622,209	0.09%	4.67% to 10.96%	****
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2013	0.40% to 2.65%	1,179,976	12.65 to 11.77	14,418,065	1.70%	22.41% to 19.65%
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2013	0.40% to 2.60%	2,149,202	17.91 to 16.68	37,089,198	0.35%	31.39% to 28.49%
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2013	0.40% to 2.65%	571,438	12.82 to 12.34	7,167,431	0.61%	27.95% to 25.06%
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2013	0.75% to 2.75%	1,802,302	13.26 to 12.81	23,558,853	0.22%	35.58% to 32.85%
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2013	0.40%	5,179	9.92	51,350	1.57%	-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2013	0.80% to 1.40%	706,041	23.61 to 22.27	15,844,686	0.92%	31.24% to 30.45%
2012	0.80% to 1.40%	597,636	17.99 to 17.07	10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	0.95% to 2.20%	528,268	21.53 to 20.44	11,547,602	1.97%	18.66% to 17.17%
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
2013	0.40% to 0.60%	836	12.20 to 12.18	10,189	0.04%	21.97% to 21.80%	****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.40% to 2.80%	7,528,794	13.26 to 22.48	160,065,223	0.58%	30.36% to 27.22%
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.40% to 2.65%	2,738,469	12.66 to 13.01	27,240,388	0.00%	26.60% to 31.81%	****
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.75% to 2.65%	3,552,741	11.30 to 29.98	76,740,060	3.02%	13.42% to 11.25%
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2013	0.40% to 0.60%	4,129	9.90 to 9.89	40,843	2.84%	-0.97% to -1.11%	****
Investors Growth Stock Series - Service Class (MIGSC)
2013	0.95% to 2.55%	379,071	19.19 to 19.57	8,313,066	0.41%	28.82% to 26.74%
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
New Discovery Series - Service Class (MNDSC)
2013	0.40% to 2.65%	1,688,392	14.47 to 13.93	23,938,810	0.00%	40.65% to 37.48%
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Utilities Series - Service Class (MVUSC)
2013	0.40%	1,989	10.55	20,979	1.31%	5.48%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Service Class (MVFSC)
2013	0.40% to 3.05%	15,568,092	$ 14.46 to $ 20.15	$386,356,234	0.99%	35.05% to 31.46%
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.40% to 2.80%	9,380,271	15.53 to 14.20	139,601,593	1.42%	27.12% to 24.06%
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.80% to 1.40%	94,101	12.66 to 12.08	1,143,334	3.69%	-1.11% to -1.71%
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2013	0.95% to 2.55%	1,277,247	13.12 to 10.95	15,607,321	3.45%	-1.52% to -3.12%
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	0.80% to 1.40%	98,656	28.02 to 25.35	2,529,866	4.00%	-9.48% to -10.03%
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2013	0.60% to 2.05%	35,082	9.07 to 20.66	766,339	4.05%	-9.31% to -10.63%	****
2012	1.10% to 2.05%	40,884	25.46 to 23.12	1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
Global Real Estate Portfolio - Class II (VKVGR2)
2013	0.40% to 2.55%	8,643	9.20 to 9.39	82,016	3.95%	-8.04% to 0.02%	****
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%	27	27.39	739	0.86%	0.38%
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.80% to 1.40%	2,696,763	20.90 to 20.32	54,995,928	1.81%	30.84% to 30.05%
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2013	0.40% to 2.95%	8,531,980	21.11 to 18.70	170,779,673	1.70%	31.15% to 27.79%
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.40% to 3.10%	352,795,401	19.17 to 12.30	4,915,430,706	1.30%	22.79% to 19.46%
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.40% to 3.10%	135,018,265	11.27 to 9.87	1,507,737,411	1.87%	-2.96% to -5.59%
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.40% to 2.95%	13,261,501	$ 13.74 to $ 13.58	$200,905,979	0.40%	28.13% to 24.85%
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.40% to 2.95%	23,231,955	13.37 to 12.23	316,995,054	0.33%	29.09% to 25.79%
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.40% to 3.10%	141,379,875	13.84 to 10.96	1,724,502,696	1.03%	32.44% to 28.85%
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	0.95% to 2.15%	255,684	18.96 to 18.59	5,137,094	6.06%	6.06% to 4.77%
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.75% to 2.75%	5,499,724	14.54 to 14.30	87,655,891	6.26%	6.14% to 4.00%
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
NVIT Emerging Markets Fund - Class I (GEM)
2013	0.40% to 1.40%	14,366	9.93 to 22.48	236,988	1.18%	-0.70% to -0.66%	****
2012	0.80% to 1.40%	8,617	24.38 to 22.63	196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
NVIT Emerging Markets Fund - Class II (GEM2)
2013	1.15% to 2.25%	28,105	34.04 to 30.14	924,616	0.92%	-0.73% to -1.83%
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.80% to 1.40%	656,098	26.65 to 24.83	16,463,567	1.06%	-0.05% to -0.66%
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
NVIT Emerging Markets Fund - Class VI (GEM6)
2013	0.75% to 2.80%	2,953,153	7.07 to 17.17	56,177,769	0.97%	-0.31% to -2.37%
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
NVIT International Equity Fund - Class I (GIG)
2013	0.40% to 1.40%	8,336	11.23 to 13.81	101,582	0.68%	12.25% to 16.18%	****
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
NVIT International Equity Fund - Class III (GIG3)
2013	0.80% to 1.40%	1,095,402	23.66 to 22.04	24,342,382	0.52%	16.87% to 16.16%
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	0.40% to 2.75%	3,288,584	$ 9.97 to $ 8.39	$29,543,767	0.54%	17.09% to 14.33%
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.80% to 1.40%	7,038,080	13.02 to 12.58	88,865,814	1.01%	42.67% to 41.81%
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2013	0.40% to 2.80%	2,987,351	13.05 to 11.47	36,797,573	0.94%	42.96% to 39.52%
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	0.80% to 1.40%	271,583	14.38 to 13.89	3,790,960	0.91%	37.66% to 36.82%
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2013	0.40% to 3.05%	13,130,785	15.35 to 12.55	178,916,238	0.69%	38.00% to 34.33%
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2013	0.75% to 2.70%	3,708,333	20.22 to 11.48	45,281,166	1.36%	28.50% to 25.98%
2012	0.75% to 2.60%	2,931,734	15.73 to 9.16	28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2013	0.40% to 3.10%	159,209,883	13.66 to 11.11	1,940,345,195	1.72%	14.20% to 11.10%
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2013	0.40% to 3.00%	237,108,265	14.17 to 11.34	2,929,764,084	1.59%	20.76% to 17.61%
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.65% to 3.05%	63,620,813	13.09 to 10.60	736,273,959	1.73%	4.25% to 1.73%
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2013	0.40% to 3.40%	234,566,759	13.91 to 11.00	2,881,167,187	1.67%	17.33% to 13.80%
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2013	0.75% to 3.05%	33,028,201	14.02 to 11.26	405,457,133	1.46%	23.34% to 20.49%
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2013	0.40% to 2.95%	68,643,015	$ 13.35 to $ 11.07	$826,294,932	1.77%	10.79% to 7.96%
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.80% to 1.40%	190,072	12.47 to 12.05	2,298,921	2.07%	-2.70% to -3.28%
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
NVIT Core Bond Fund - Class II (NVCBD2)
2013	0.40% to 3.05%	9,372,371	12.77 to 10.79	109,949,098	2.34%	-2.52% to -5.11%
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2013	0.40% to 2.70%	3,944,916	13.88 to 11.91	50,288,214	1.66%	-2.44% to -4.69%
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
NVIT Nationwide Fund - Class I (TRF)
2013	0.80% to 1.40%	1,835,389	30.02 to 32.82	135,786,101	1.30%	30.05% to 29.27%
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
NVIT Nationwide Fund - Class II (TRF2)
2013	0.40% to 3.05%	8,102,028	12.61 to 15.55	158,792,423	1.02%	30.27% to 26.80%
2012	0.65% to 3.20%	9,811,244	9.45 to 12.08	148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
NVIT Government Bond Fund - Class I (GBF)
2013	0.40% to 3.05%	20,054,696	11.92 to 10.49	305,167,631	1.88%	-4.44% to -6.98%
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
American Century NVIT Growth Fund - Class I (CAF)
2013	0.40% to 1.40%	1,371,740	11.90 to 23.92	36,296,848	0.66%	19.02% to 27.92%	****
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
American Century NVIT Growth Fund - Class II (CAF2)
2013	0.40% to 2.65%	2,980,072	13.34 to 12.55	38,538,816	1.01%	28.89% to 25.98%
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2013	0.65% to 2.60%	3,121,010	9.57 to 9.60	32,543,493	3.00%	20.22% to 17.87%
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.40% to 3.05%	10,396,960	20.61 to 18.31	232,623,098	1.52%	26.74% to 23.37%
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.40% to 3.05%	69,467,461	15.70 to 13.85	1,036,338,855	1.87%	12.97% to 9.97%
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	0.40% to 3.00%	85,633,495	$ 17.83 to $ 15.76	$1,450,611,221	1.78%	19.02% to 15.91%
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.65% to 2.80%	50,261,670	11.96 to 11.68	685,620,454	1.75%	4.15% to 1.90%
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.40% to 3.00%	155,762,593	13.00 to 15.05	2,804,955,904	1.71%	16.16% to 13.13%
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.40% to 3.05%	55,228,742	13.06 to 16.98	1,164,979,300	1.58%	21.89% to 18.65%
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.40% to 3.00%	52,936,074	12.73 to 13.30	841,943,865	1.73%	10.05% to 7.18%
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.40% to 2.65%	4,806,703	17.12 to 27.77	136,319,618	1.14%	32.52% to 29.52%
2012	0.40% to 2.75%	4,886,268	12.92 to 19.40	105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
NVIT Money Market Fund - Class I (SAM)
2013	0.40% to 2.95%	51,823,152	9.97 to 8.39	618,554,973	0.00%	-0.40% to -2.95%
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.80% to 1.40%	3,088,532	11.63 to 11.23	34,837,398	1.22%	20.37% to 19.64%
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2013	0.40% to 3.05%	15,025,508	12.47 to 10.06	164,321,828	0.99%	20.59% to 17.39%
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2013	0.95% to 2.10%	30,305	15.62 to 16.25	519,923	2.15%	19.90% to 18.51%
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.80% to 1.40%	284,346	19.20 to 17.99	5,155,407	2.21%	20.45% to 19.72%
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2013	0.40% to 2.80%	5,533,991	$ 8.79 to $ 10.76	$66,931,305	2.32%	20.61% to 17.71%
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.80% to 1.40%	831,103	13.88 to 13.41	11,200,675	0.76%	33.66% to 32.86%
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2013	0.40% to 3.05%	9,742,636	14.13 to 12.03	127,555,037	0.50%	33.88% to 30.32%
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.80% to 1.40%	320,482	15.34 to 15.00	4,820,743	1.43%	34.36% to 33.54%
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2013	0.40% to 2.65%	5,423,937	14.12 to 11.68	67,465,993	1.25%	34.49% to 31.45%
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.80% to 1.40%	14,421,413	14.79 to 14.29	207,116,635	0.00%	37.83% to 37.00%
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2013	0.40% to 3.05%	9,737,422	14.61 to 12.80	135,678,865	0.00%	38.05% to 34.38%
2012	0.40% to 3.20%	11,668,408	10.59 to 9.46	118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2013	0.40%	329	11.87	3,905	1.33%	18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.65% to 3.05%	20,097,001	15.67 to 13.65	301,002,162	1.16%	34.80% to 31.54%
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.80% to 1.40%	729,385	11.24 to 10.35	7,636,699	0.00%	43.14% to 42.27%
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2013	0.40% to 2.65%	1,124,666	14.11 to 19.65	24,462,929	0.00%	43.37% to 40.14%
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.80% to 1.40%	1,227,066	36.32 to 33.03	41,046,063	0.82%	39.28% to 38.44%
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2013	0.40% to 2.70%	1,171,234	$ 17.80 to $ 28.23	$36,924,190	0.67%	39.46% to 36.25%
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.60% to 1.40%	1,570,642	12.91 to 53.92	85,139,423	0.13%	29.06% to 38.94%	****
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2013	0.40% to 2.95%	1,735,362	16.21 to 23.54	51,611,031	0.13%	39.99% to 36.41%
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.40% to 2.95%	12,261,303	12.91 to 12.29	187,266,465	3.53%	-1.52% to -4.04%
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.40% to 2.95%	9,506,940	11.22 to 9.66	99,464,599	1.20%	-0.29% to -2.85%
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.80% to 1.40%	18,014,768	21.71 to 21.10	381,522,398	0.77%	35.61% to 34.79%
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2013	0.40% to 2.95%	12,147,466	21.85 to 19.36	251,927,500	0.51%	35.74% to 32.27%
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.40% to 3.05%	15,771,695	17.11 to 15.08	255,205,998	1.81%	19.61% to 16.43%
2012	0.40% to 3.20%	17,866,204	14.30 to 12.88	244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	0.40% to 0.60%	16,278	11.98 to 11.97	195,038	0.00%	19.85% to 19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2013	0.40% to 3.05%	7,694,919	14.71 to 18.05	176,761,059	0.00%	34.76% to 31.18%
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.80% to 1.40%	4,873,879	11.68 to 11.28	55,228,629	1.41%	2.22% to 1.60%
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
NVIT Real Estate Fund - Class II (NVRE2)
2013	0.40% to 2.80%	6,586,101	23.76 to 10.24	72,709,206	1.27%	2.29% to -0.18%
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2013	0.60%	2,099	11.20	23,510	0.71%	12.01%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2013	0.40% to 2.30%	20,316,134	$ 11.03 to $ 10.89	$222,426,695	3.28%	10.31% to 8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2013	0.40% to 2.65%	9,283,008	10.89 to 10.73	100,339,679	3.34%	8.92% to 7.27%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2013	0.40% to 2.30%	11,584,365	10.81 to 10.68	124,342,023	3.40%	8.14% to 6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2013	0.40% to 2.30%	6,817,671	10.73 to 10.59	72,583,126	3.12%	7.25% to 5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.40% to 2.80%	723,265	12.65 to 12.44	9,071,715	2.35%	26.46% to 24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2013	0.40% to 2.65%	3,743,803	11.77 to 11.59	43,701,775	3.41%	17.70% to 15.92%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2013	1.30% to 2.65%	496,927	10.77 to 10.60	5,328,079	0.96%	6.07% to 4.62%
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2013	1.30% to 2.30%	402,119	11.72 to 11.58	4,688,876	1.59%	14.14% to 12.98%
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2013	1.15% to 2.30%	189,573	11.39 to 11.23	2,144,830	1.25%	10.68% to 9.39%
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
Real Return Portfolio - Advisor Class (PMVRA)
2013	0.40%	3,432	8.96	30,740	3.61%	-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2013	0.40%	36,960	11.95	441,698	2.53%	15.81%
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2013	0.95% to 2.30%	317,866	19.32 to 20.69	7,094,461	1.13%	33.31% to 31.50%
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.40% to 0.60%	14,380	12.32 to 12.30	177,100	0.23%	23.19% to 23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2013	0.40% to 2.80%	2,947,714	17.28 to 25.87	92,748,360	0.41%	37.08% to 33.78%
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
VP Balanced Fund - Class I (ACVB)
2013	0.80% to 1.40%	1,136,387	27.95 to 29.22	35,660,596	1.58%	16.49% to 15.78%
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
VP Income & Growth Fund - Class I (ACVIG)
2013	0.80% to 1.40%	970,158	19.03 to 17.31	17,004,656	2.23%	34.73% to 33.92%
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
VP Income & Growth Fund - Class II (ACVIG2)
2013	0.95% to 2.40%	242,506	19.51 to 20.00	5,200,052	1.95%	34.20% to 32.23%
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.40% to 2.95%	18,608,330	12.22 to 11.37	247,747,141	1.63%	-8.85% to -11.18%
2012	0.40% to 3.30%	18,958,776	13.41 to 12.35	280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund -Class I (ACVMV1)
2013	0.40% to 1.40%	559,245	$ 11.62 to $ 17.23	$9,698,315	1.22%	16.17% to 28.29%	****
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
VP Mid Cap Value Fund - Class II (ACVMV2)
2013	0.40% to 2.95%	5,082,599	17.78 to 17.86	102,297,713	1.07%	29.38% to 26.07%
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.40% to 3.05%	3,719,928	18.38 to 25.70	110,561,514	1.08%	40.15% to 36.43%
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.80% to 1.40%	1,661,858	23.55 to 21.31	35,885,502	1.94%	20.13% to 19.41%
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
Appreciation Portfolio - Service Shares (DCAPS)
2013	0.40% to 2.75%	5,967,733	14.41 to 16.98	121,280,253	1.72%	20.34% to 17.50%
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2013	0.95% to 2.25%	66,935	16.47 to 18.40	1,328,347	0.00%	46.81% to 44.89%
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
Growth and Income Portfolio - Initial Shares (DGI)
2013	0.80% to 1.40%	758,596	22.33 to 20.14	15,480,153	0.90%	35.69% to 34.87%
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2013	0.95% to 2.30%	77,503	14.96 to 15.32	1,294,213	0.75%	15.01% to 13.44%
2012	0.95% to 2.40%	90,443	13.01 to 13.37	1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.80% to 1.40%	613,836	16.26 to 15.15	9,376,584	4.42%	0.23% to -0.38%
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
Quality Bond Fund II - Service Shares (FQBS)
2013	0.95% to 2.45%	2,269,504	14.39 to 12.22	30,823,735	4.10%	-0.21% to -1.72%
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2013	0.80% to 1.40%	6,152,207	$ 33.84 to $ 40.53	$363,993,754	2.44%	27.12% to 26.35%
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2013	1.10% to 2.65%	297,744	31.03 to 26.13	8,897,390	0.63%	28.75% to 26.74%
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
High Income Portfolio - Initial Class (FHIP)
2013	0.80% to 1.40%	1,392,887	21.89 to 22.62	45,516,358	5.54%	5.10% to 4.46%
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2013	0.80% to 1.40%	3,367,004	28.99 to 27.24	138,009,620	1.53%	14.78% to 14.09%
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.40% to 2.80%	4,493,171	18.73 to 17.73	87,774,213	0.73%	23.65% to 20.67%
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2013	0.40% to 2.95%	11,637,287	13.10 to 16.93	245,481,919	2.46%	27.32% to 24.06%
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.80% to 1.40%	425,084	14.35 to 13.69	5,859,696	1.53%	12.49% to 11.81%
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2013	1.10% to 2.65%	12,573,844	15.30 to 13.34	185,634,738	1.60%	11.95% to 10.20%
2012	1.10% to 2.65%	10,721,864	13.67 to 12.11	141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2013	0.80% to 1.40%	826,009	14.17 to 13.53	11,258,198	1.72%	15.03% to 14.33%
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2013	1.10% to 2.95%	31,237,389	15.81 to 13.42	477,920,517	1.56%	14.36% to 12.22%
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.80% to 1.40%	781,125	14.34 to 13.69	10,777,551	1.71%	20.52% to 19.80%
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2013	1.10% to 2.60%	2,483,236	$ 16.47 to $ 14.43	$39,129,430	1.61%	20.07% to 18.25%
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
VIP Growth Portfolio - Initial Class (FGP)
2013	0.80% to 1.40%	5,049,679	30.18 to 37.76	380,764,588	0.28%	35.25% to 34.43%
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
VIP Growth Portfolio - Service Class 2 (FG2)
2013	0.40% to 2.95%	7,005,335	13.19 to 17.43	152,740,309	0.05%	35.46% to 31.99%
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
VIP High Income Portfolio - Initial Class R (FHIPR)
2013	0.80% to 1.40%	1,373,290	14.53 to 13.96	19,261,214	5.26%	5.12% to 4.48%
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.80% to 1.40%	1,326,705	14.54 to 13.63	18,227,034	1.98%	-2.67% to -3.26%
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2013	0.40% to 3.05%	27,684,133	12.84 to 11.20	372,132,171	2.16%	-2.46% to -5.06%
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.80% to 1.40%	1,706,222	16.41 to 15.66	26,905,580	0.41%	34.97% to 34.16%
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2013	0.40% to 2.95%	8,495,980	15.14 to 29.35	293,067,910	0.27%	35.33% to 31.86%
2012	0.40% to 3.30%	9,324,722	11.19 to 21.50	241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
VIP Overseas Portfolio - Initial Class (FOP)
2013	0.80% to 1.40%	1,772,900	26.41 to 25.73	57,237,455	1.35%	29.39% to 28.61%
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
VIP Overseas Portfolio - Initial Class R (FOPR)
2013	0.80% to 1.40%	1,465,832	20.03 to 18.66	27,631,594	1.37%	29.41% to 28.63%
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
VIP Overseas Portfolio - Service Class 2 (FO2)
2013	1.15% to 2.25%	93,749	25.35 to 22.45	2,314,397	0.96%	28.67% to 27.24%
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2013	0.40% to 2.80%	5,200,723	$ 10.41 to $ 14.32	$83,385,210	1.27%	29.63% to 26.51%
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.80% to 1.40%	334,669	22.73 to 21.17	7,155,947	0.79%	29.40% to 28.62%
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.40% to 2.80%	13,882,728	18.86 to 13.22	202,498,769	6.27%	13.49% to 10.75%
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2013	0.95% to 2.65%	2,397,373	20.72	56,329,577	1.57%	28.46% to 26.25%
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2013	0.40% to 3.05%	4,717,626	17.92 to 25.37	150,768,164	1.32%	35.69% to 32.09%
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2013	0.40% to 0.60%	26,408	11.50 to 11.48	303,453	1.18%	14.97% to 14.81%	****
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.80% to 2.65%	1,142,861	11.79 to 15.15	19,109,102	1.93%	-1.76% to -3.60%
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2013	0.95% to 2.25%	142,773	21.80 to 22.95	3,570,304	2.39%	21.80% to 20.21%
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.80% to 2.95%	3,996,862	13.70 to 15.49	70,947,400	2.40%	22.00% to 19.35%
2012	0.80% to 3.30%	4,857,387	11.23 to 12.58	71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013	0.40% to 0.60%	39,602	9.81 to 9.80	388,126	0.28%	-1.87% to -2.00%	****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.65% to 2.65%	7,038,230	16.04 to 16.40	127,456,544	4.76%	0.98% to -1.06%
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.40% to 2.65%	5,051,846	19.67 to 11.54	61,795,172	11.10%	23.28% to 20.49%
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2013	0.40%	1,291	9.99	12,900	0.00%	-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2013	0.40% to 0.60%	9,757	10.23 to 10.22	99,686	0.00%	2.29% to 2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2013	0.40%	804	12.43	9,995	0.79%	24.31%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.40% to 2.95%	13,156,674	$ 10.61 to $ 8.93	$150,853,109	2.17%	0.21% to -2.35%
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.80% to 2.80%	223,324	12.95 to 15.83	4,331,082	0.00%	44.67% to 41.75%
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.80% to 2.65%	1,294,218	19.93 to 19.92	29,316,744	0.68%	36.50% to 33.96%
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2013	0.80% to 1.40%	1,239,133	23.05 to 23.59	36,088,027	2.35%	12.26% to 11.59%
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
Core Bond Fund/VA - Non-Service Shares (OVB)
2013	0.80% to 1.40%	1,470,230	15.08 to 14.76	27,812,794	5.07%	-0.90% to -1.50%
2012	0.80% to 1.40%	1,736,330	15.22 to 14.98	33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.80% to 1.40%	1,979,986	30.83 to 28.90	57,749,512	1.38%	26.32% to 25.56%
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
Global Securities Fund/VA - Class 4 (OVGS4)
2013	0.75% to 2.65%	4,545,894	13.11 to 17.24	87,818,648	1.15%	26.05% to 23.64%
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.60% to 1.40%	2,148,688	11.51 to 51.06	115,712,883	1.38%	15.06% to 25.53%	****
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2013	0.95% to 2.25%	244,473	$ 24.50 to $ 27.33	$7,307,348	1.15%	25.78% to 24.14%
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
International Growth Fund/VA - Non-Service Shares (OVIG)
2013	0.40% to 0.60%	43,039	11.55 to 11.53	496,525	0.06%	15.49% to 15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.40% to 1.40%	921,054	12.09 to 13.57	12,629,553	1.10%	20.88% to 29.93%	****
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
Main Street Fund(R)/VA - Service Class (OVGIS)
2013	0.40% to 3.05%	11,093,728	14.18 to 16.83	234,121,775	0.86%	30.91% to 27.43%
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.80% to 1.40%	510,359	16.06 to 15.33	7,872,940	0.89%	39.89% to 39.04%
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2013	0.40% to 2.80%	2,350,049	17.54 to 25.50	74,014,689	0.69%	40.06% to 36.69%
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2013	0.80% to 1.40%	1,372,859	8.87 to 8.16	11,347,669	0.01%	34.90% to 34.08%
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.80% to 1.40%	125,275	10.07 to 10.00	1,253,971	4.88%	-0.93% to -1.53%
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2013	0.85% to 2.75%	963,727	10.04 to 9.81	9,601,690	4.50%	-1.21% to -3.11%
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2013	0.65% to 2.65%	4,567,870	10.61 to 10.26	47,681,453	5.16%	-0.54% to -2.54%
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2013	0.40% to 2.55%	2,492,506	12.55 to 11.33	29,755,599	1.72%	-6.94% to -8.95%
2012	0.75% to 2.55%	1,763,524	13.31 to 12.45	22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2013	0.40% to 3.05%	33,423,782	12.15 to 10.72	384,925,917	1.35%	-0.63% to -3.28%
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2013	0.40% to 2.80%	25,952,951	10.71 to 10.03	269,467,393	2.14%	-2.44% to -4.80%
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2013	0.40%	2,094	8.94	18,722	0.00%	-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2013	0.40%	807	9.21	7,433	2.35%	-7.89%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	1.05% to 2.30%	149,244	$ 18.03 to $ 17.32	$2,814,117	1.76%	34.25% to 32.56%
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2013	1.15% to 2.05%	17,177	20.35 to 18.46	336,690	1.50%	26.60% to 25.45%
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
Putnam VT Voyager Fund - Class IB (PVTVB)
2013	0.95% to 2.30%	100,705	20.27 to 19.21	2,129,944	0.84%	42.36% to 40.42%
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
VI American Franchise Fund - Series II Shares (ACEG2)
2013	0.80% to 2.50%	544,932	13.42 to 13.04	7,224,266	0.25%	38.68% to 36.30%
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2013	1.15% to 1.55%	25,251	19.51 to 18.70	486,302	0.63%	32.39% to 31.85%
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
Small-Cap Portfolio - Investment Class (ROCSC)
2013	0.40% to 0.60%	5,442	12.63 to 12.61	68,683	1.76%	26.27% to 26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.40% to 2.45%	333,972	9.97 to 9.83	3,301,465	0.00%	-0.31% to -1.69%	****
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
Health Sciences Portfolio - II (TRHS2)
2013	0.40% to 2.80%	6,412,668	22.81 to 20.86	140,496,406	0.00%	49.91% to 46.30%
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2013	0.40% to 2.55%	2,913,519	11.40 to 10.27	30,449,440	0.34%	14.03% to 7.48%	****
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2013	0.80% to 1.40%	489,626	19.84 to 20.17	11,575,326	2.39%	-9.90% to -10.44%
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	0.80% to 1.40%	1,077,764	28.74 to 25.92	28,316,991	1.62%	11.12% to 10.45%
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.75% to 2.80%	2,044,581	10.72 to 10.35	52,324,603	0.75%	9.70% to 7.44%
2012	0.75% to 2.80%	2,974,012	9.77 to 9.64	65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2013	0.40% to 0.60%	165,259	10.83	1,790,170	0.00%	8.34% to 8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2013	0.40% to 0.60%	75,534	10.63 to 10.62	802,504	0.00%	6.27% to 6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2013	0.40% to 0.60%	222,311	10.75 to 10.74	2,389,889	0.00%	7.53% to 7.44%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.40% to 2.80%	13,405,643	$ 17.66 to $ 15.76	$223,555,413	1.21%	24.63%to 21.63%
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.60% to 2.80%	7,007,963	10.38 to 11.50	82,246,215	4.30%	3.77% to 7.41%	****
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.40% to 2.65%	2,767,879	13.11 to 12.62	35,566,853	0.00%	29.42% to 26.50%
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2013	0.40% to 0.60%	216,208	13.27 to 13.16	2,869,630	1.53%	14.29% to 14.06%
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2013	0.40% to 0.60%	2,057,057	14.48 to 14.36	29,770,493	1.12%	20.35% to 20.11%
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2013	0.40% to 0.60%	3,153,289	15.05 to 14.93	47,456,503	1.25%	23.32% to 23.07%
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2013	0.40% to 0.60%	540,241	13.92 to 13.80	7,518,782	1.36%	17.24% to 17.00%
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2013	1.30%	74	68.31	5,055	0.01%	41.93%
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.40% to 2.70%	2,411,352	25.40 to 21.64	57,488,287	0.00%	49.63% to 46.18%
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2013	1.10%	684	11.17	7,637	0.72%	13.49%
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2013	1.15% to 1.25%	21,348	14.00 to 13.87	296,394	1.25%	-3.55% to -3.65%
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2013	1.15% to 1.75%	2,784	19.39 to 18.99	53,355	0.13%	38.27% to 37.43%
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	$ 7.80 to $ 9.58	$5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
Advantage Funds Variable Trust - VT Large Company Growth Fund (obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
Advantage Funds Variable Trust - VT Money Market Fund (obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares (obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II (obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
NVIT Global Financial Services Fund - Class II (obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
NVIT Health Sciences Fund - Class II (obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class VI (obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	$ 10.46 to $ 9.43	$14,121,966	0.15%	17.83% to 15.69%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
NVIT Technology & Communications Fund - Class II (obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
NVIT Technology & Communications Fund - Class VI (obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
NVIT U.S. Growth Leaders Fund - Class II (obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	8.10 to 12.26	14,596,668	0.00%	24.49% to 21.97%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%

2013	Reserves for annuity contracts in payout phase:			10,085,658
2013	Contract owners equity:			$41,548,378,750
2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			8,394,197
2009	Contract owners equity:			$21,471,280,300

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500
191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2014

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Revenues
Policy charges	$1,849	$1,670	$1,506
Premiums	724	635	531
Net investment income	1,849	1,825	1,844
Net realized investment gains (losses), net of other-than-temporary impairment losses	678	319	(1,676)
Other revenues	17	7	3

Total revenues	$5,117	$4,456	$2,208

Benefits and expenses
Interest credited to policyholder account values	$1,067	$1,038	$1,033
Benefits and claims	1,354	1,227	1,062
Policyholder dividends	59	54	67
Amortization of deferred policy acquisition costs	374	575	65
Other expenses, net of deferrals	922	863	830

Total benefits and expenses	$3,776	$3,757	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$1,341	$699	$(849)
Federal income tax expense (benefit)	313	99	(427)

Net income (loss)	$1,028	$600	$(422)
Less: Loss attributable to noncontrolling interest, net of tax	(82)	(61)	(56)

Net income (loss) attributable to Nationwide Life Insurance Company	$1,110	$661	$(366)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Net income (loss)	$1,028	$600	$(422)

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	(663)	571	317
Other	(7)	(5)	12

Total other comprehensive (loss) income, net of tax	$(670)	$566	$329

Total comprehensive income (loss)	$358	$1,166	$(93)

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(82)	(61)	(56)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$440	$1,227	$(37)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2013	2012
Assets
Investments
Fixed maturity securities, available-for-sale	$32,249	$31,811
Mortgage loans, net of allowance	6,341	5,827
Policy loans	987	980
Short-term investments	411	1,034
Other investments	767	639

Total investments	$40,755	$40,291

Cash and cash equivalents	61	62
Accrued investment income	603	566
Deferred policy acquisition costs	3,778	3,249
Goodwill	200	200
Other assets	3,979	4,362
Separate account assets	84,069	71,440

Total assets	$133,445	$120,170

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,765	$36,154
Short-term debt	278	300
Long-term debt	707	1,038
Other liabilities	4,122	4,507
Separate account liabilities	84,069	71,440

Total liabilities	$125,941	$113,439

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,520	3,410
Accumulated other comprehensive income	582	1,252

Total shareholder’s equity	$6,824	$6,384
Noncontrolling interest	680	347

Total equity	$7,504	$6,731

Total liabilities and equity	$133,445	$120,170

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	—	—	1,110	(670)	440	(82)	358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$1,028	$600	$(422)
Adjustments to net income (loss):
Net realized investment (gains) losses, net of other-than-temporary impairment losses	(678)	(319)	1,676
Interest credited to policyholder account values	1,067	1,038	1,033
Capitalization of deferred policy acquisition costs	(604)	(470)	(604)
Amortization of deferred policy acquisition costs	374	575	65
Amortization and depreciation	77	80	48
Deferred tax expense (benefit)	346	243	(482)
Changes in:
Policy liabilities	(475)	(548)	(608)
Derivatives, net	(483)	(490)	(364)
Other, net	88	(84)	(265)

Net cash provided by operating activities	$740	$625	$77

Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	$3,689	$2,909	$2,705
Proceeds from sales of available-for-sale securities	1,091	796	1,585
Purchases of available-for-sale securities	(6,842)	(5,167)	(6,176)
Proceeds from repayments and sales of mortgage loans	1,091	1,048	1,124
Issuances and purchases of mortgage loans	(1,593)	(1,114)	(751)
Net decrease (increase) in short-term investments	654	98	(61)
Collateral (paid) received, net	(637)	(208)	359
Other, net	42	(12)	104

Net cash used in investing activities	$(2,505)	$(1,650)	$(1,111)

Cash flows from financing activities:
Net change in short-term debt	$(22)	$(477)	$477
Proceeds from issuance of long-term debt	2	13	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	(40)	—
Repayments of long-term debt	(299)	—	—
Investment and universal life insurance product deposits	6,139	5,566	5,314
Investment and universal life insurance product withdrawals	(4,034)	(4,063)	(5,024)
Other, net	(22)	39	(34)

Net cash provided by financing activities	$1,764	$1,038	$746

Net (decrease) increase in cash and cash equivalents	$(1)	$13	$(288)
Cash and cash equivalents, beginning of period	62	49	337

Cash and cash equivalents, end of period	$61	$62	$49

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2013 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2013 and 2012, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations including investment impairment losses, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts that do not subject the Company to significant risk arising from mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and discounting, including liquidity and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.3% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2013 and 2012, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (86% as of December 31, 2013 and 2012) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies and obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on debt securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintains agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Loss attributable to noncontrolling interests is excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, primarily market and income approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated federal tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.
The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2013 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2013 (5% in 2012 and 2011) and 38% of the number of life insurance policies in force in 2013 (40% in 2012 and 42% in 2011). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals[1]	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

[1]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.

Subsequent Events

The Company evaluated subsequent events through February 28, 2014, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2013, the Company adopted ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company also adopted ASU 2013-01, which clarifies the scope of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On July 17, 2013, the Company adopted ASU 2013-10, which permits the Overnight Index Swap Rate to be designed as a U.S. benchmark interest rate for hedge accounting purposes. This guidance is applied prospectively on new or redesigned hedging relationships and accordingly had no impact to the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The Company also adopted ASU 2013-03, which clarifies the applicability of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

Pending Accounting Standards

In February 2013, the FASB issued ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance is effective retrospectively for the Company’s annual and interim periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In June 2013, the FASB issued ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In July 2013, the FASB issued ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The Company will adopt the ASU for interim and annual periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMAB; (3) GLWB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2013				December 31, 2012
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$916	$19,927	$13	64	$836	$14,963	$24	64
Minimum return or anniversary contract value	2,031	33,520	237	69	2,048	29,787	561	68

Total contracts with GMDB	$2,947	$53,447	$250	67	$2,884	$44,750	$585	66

GMAB Return of net deposits[3]	$92	$2,383	$—	64	$165	$3,230	$12	64
GLWB Minimum return or anniversary contract value	$178	$28,071	$74	64	$128	$22,031	$613	65
GMIB Minimum return or anniversary contract value	$49	$510	$—	64	$49	$514	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
GMDB	$55	$65
GMAB1, [2]	$(19)	$57
GLWB[1]	$(1,075)	$600
GMIB	$2	$2

[1]	The fair value of the living benefit liability includes the present value of attributed fees.
[2]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $22 million and $30 million for the years ended December 31, 2013 and 2012, respectively.

Paid claims for GMABs, GLWBs and GMIBs were immaterial for the years ended December 31, 2013 and 2012.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Mutual funds:
Bond	$5,685	$5,634
Domestic equity	43,505	35,277
International equity	3,179	2,614

Total mutual funds	$52,369	$43,525

Money market funds	1,078	1,225

Total[1]	$53,447	$44,750

[1]	Excludes $30.6 billion and $26.7 billion as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2013 and 2012.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $325 million and $216 million as of December 31, 2013 and 2012, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2013 and 2012.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2013	$1,270	$362	$16,960	55
December 31, 2012	$992	$328	$12,321	56

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Balance at beginning of year	$3,249	$3,487	$3,125
Capitalization of DAC	604	470	604
Amortization of DAC, excluding unlocks	(373)	(525)	(200)
Amortization of DAC related to unlocks	(1)	(50)	135
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	299	(133)	(177)

Balance at end of year	$3,778	$3,249	$3,487

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2013
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states, political subdivisions and foreign governments	1,820	301	1	2,120
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Other asset-backed securities	533	45	87	491

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2013. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,081	$1,097
Due after one year through five years	8,927	9,685
Due after five years through ten years	7,805	7,967
Due after ten years	6,941	7,154

Subtotal	$24,754	$25,903
Residential mortgage-backed securities	3,919	4,003
Commercial mortgage-backed securities	1,439	1,504
Other asset-backed securities	890	839

Total fixed maturity securities	$31,002	$32,249

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$1,265	$2,894
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	—	(4)

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,265	$2,890
Adjustment to DAC and other	(176)	(482)
Adjustment to future policy benefits and claims	(89)	(295)
Adjustment to policyholder dividend obligation	(85)	(177)
Deferred federal income tax expense	(314)	(672)

Net unrealized gains on available-for-sale securities	$601	$1,264

[1]	Includes net unrealized losses of $(40) million and $(48) million as of December 31, 2013 and 2012, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2013	December 31, 2012
Balance at beginning of year	$1,264	$693
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,657)	990
Non-credit impairments and subsequent changes in fair value of impaired debt securities	8	178
Net adjustment to DAC and other	306	(135)
Net adjustment to future policy benefits and claims	206	(112)
Net adjustment to policyholder dividend obligation	92	(45)
Related federal income tax benefit (expense)	366	(308)

Change in unrealized (losses) gains on available-for-sale securities	$(679)	$568

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($8 and $2 as of December 31, 2013 and 2012, respectively)	(16)	(3)

Change in net unrealized (losses) gains on available-for-sale securities	$(663)	$571

Balance at end of year	$601	$1,264

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes by asset class available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	346	$442	$39	34	$5,331	$295	380
Residential mortgage-backed securities	725	16	70	604	63	148	1,329	79	218
Other asset-backed securities	507	6	32	144	71	40	651	77	72
Other	1,838	85	126	222	16	20	2,060	101	146

Total	$7,959	$363	574	$1,412	$189	242	$9,371	$552	816

December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Other asset-backed securities	27	1	5	163	86	46	190	87	51
Other	326	4	23	284	31	36	610	35	59

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2013			December 31, 2012
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$363	$107	$470	$18	$85	$103
Less than 80.0%
Residential mortgage-backed securities	—	21	21	—	50	50
Other asset-backed securities	—	61	61	—	72	72
Other	—	—	—	—	36	36

Total	$363	$189	$552	$18	$243	$261

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Amortized cost:
Loans with non-specific reserves	$6,350	$5,820
Loans with specific reserves	26	51

Total amortized cost	$6,376	$5,871
Valuation allowance:
Non-specific reserves	$29	$33
Specific reserves	6	11

Total valuation allowance	$35	$44

Mortgage loans, net of allowance	$6,341	$5,827

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Balance at beginning of year	$44	$60	$96
Current period provision[1]	(4)	2	25
Recoveries[2]	(5)	(15)	(7)
Charge offs and other	—	(3)	(54)

Balance at end of year	$35	$44	$60

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Amortized cost	$—	$26	$—	$—	$26
Specific reserves	—	(6)	—	—	(6)

Carrying value of impaired mortgage loans, net of allowance	$—	$20	$—	$—	$20

December 31, 2012
Amortized cost	$13	$26	$12	$—	$51
Specific reserves	(2)	(7)	(2)	—	(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$40

The following table summarizes average recorded investment and interest income recognized for impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Average recorded investment	$5	$20	$5	$—	$30
Interest income recognized	$1	$1	$1	$—	$3

December 31, 2012
Average recorded investment	$9	$20	$11	$34	$74
Interest income recognized	$1	$2	$1	$6	$10

As of December 31, 2013 and 2012, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2013:
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

Weighted average DSC ratio	1.77	1.22	1.00	1.74	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	60%	61%	91%	61%

December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Industrial	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million and $9 million were on deposit with various regulatory agencies as required by law as of December 31, 2013 and 2012, respectively. Additionally, available-for-sale securities with a carrying value of $849 million and $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2013 and 2012, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Credit Funds

The Company has sold $1.2 billion and $0.9 billion in Tax Credit Funds to unrelated third parties as of December 31, 2013 and 2012, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2028. The Company held immaterial reserves on these transactions as of December 31, 2013 and 2012. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $796 million, but the company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Low-Income-Housing Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $680 million and $347 million as of December 31, 2013 and 2012, respectively, which were composed primarily of other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013, and other investments of $348 million as of December 31, 2012. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $104 million and $222 million as of December 31, 2013 and 2012, respectively. In addition, the Company has made commitments for further investments in these VIEs of $29 million and $66 million as of December 31, 2013 and 2012, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Fixed maturity securities, available-for-sale	$1,565	$1,506	$1,502
Mortgage loans	348	366	370
Policy loans	52	53	56
Other	(57)	(45)	(34)

Gross investment income	$1,908	$1,880	$1,894

Investment expenses	59	55	50

Net investment income	$1,849	$1,825	$1,844

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Net Realized Investment Gains and Losses, Net of Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, net of other-than-temporary impairments, by source, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Net derivative gains (losses)	$705	$314	$(1,636)
Realized gains on sales	32	48	64
Realized losses on sales	(54)	(23)	(45)
Other	—	12	(19)

Net realized investment gains (losses) before other-than-temporary impairments on fixed maturity securities	$683	$351	$(1,636)
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(32)	(40)

Net realized investment gains (losses), net of other-than-temporary impairments	$678	$319	$(1,676)

[1]	Other-than-temporary impairments on fixed maturity securities are net $6 million, $36 million and $95 million of non-credit losses included in other comprehensive income for the years ended December 31, 2013, 2012 and 2011, respectively.

Proceeds from the sale of available-for-sale securities were $1.1 billion, $0.8 billion and $1.6 billion during the years ended December 31, 2013, 2012 and 2011, respectively. Gross gains of $31 million, $47 million and $50 million and gross losses of $50 million, $20 million and $39 million were realized on sales of available-for-sale securities during the years ended December 31, 2013, 2012 and 2011, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative credit losses at beginning of year[1]	$(289)	$(328)	$(340)
New credit losses	(3)	(18)	(8)
Incremental credit losses	(3)	(10)	(29)
Losses related to securities included in the beginning balance sold or paid down during the period	23	67	49

Cumulative credit losses at end of year[1]	$(272)	$(289)	$(328)

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivative transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2013 and 2012, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative positions[1]	$2,137	$33,819	$2,183	$31,245

December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total return swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2013 and 2012, derivative assets exclude $196 million and $170 million, respectively, of accrued interest receivable, and derivative liabilities exclude $227 million and $179 million, respectively, of accrued interest payable.

The fair value of the Company’s derivative positions, subject to offsetting by master netting agreements of $1.7 billion and $2.0 billion as of December 31, 2013 and 2012, respectively, and by collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company held cash collateral from derivative counterparties of $382 million and $798 million, respectively. The Company held $29 million of securities as off-balance sheet collateral as of December 31, 2013. No securities were held as off-balance sheet collateral as of December 31, 2012. As of December 31, 2013 and 2012, the Company had posted cash collateral of $435 million and $228 million, respectively, and pledged securities with a fair value of $173 million and $148 million, respectively, with derivative counterparties.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Derivatives designated and qualifying as hedging instruments	$(1)	$(1)	$(4)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(209)	$(125)	$(44)
Equity contracts	(776)	(665)	(45)
Total return swaps	(321)	(343)	(17)
Other derivative contracts	(9)	(1)	(6)
Net interest settlements	14	53	34

Total derivative losses[1]	$(1,302)	$(1,082)	$(82)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,751	1,185	(1,674)
Other revenue on guaranteed benefit annuity programs	256	211	120

Change in embedded derivative liabilities and related fees	$2,007	$1,396	$(1,554)

Net realized derivative gains (losses)	$705	$314	$(1,636)

[1]	Included in total derivative losses are economic hedging losses of $1.8 billion, $827 million and gains of $1.0 billion related to the guaranteed benefit annuity programs for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2013 includes model enhancements and updated assumptions for discounting, benefit utilization, mortality and lapse rates. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 included updated assumptions for lapse rates, mortality, withdrawal behavior and benefit utilization.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

	Balance as of December 31, 2012		Net gains (losses)							Balance as of December 31, 2013
(in millions)			In operations[1]	In other comprehensive income		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$772		$(1)$	(2	)$	91	$(117)$	127	$(67)$	803
Other asset-backed securities	291		—	10		6	(62)	15	(66)	194
Other	134		—	(7)		18	(53)	—	(1)	91

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,197		(1)	1		115	(232)	142	(134)	1,088
Other investments at fair value	62		(6)	6		5	(22)	—	—	45
Derivative assets[3]	822		(447)	—		129	(161)	—	—	343
Separate account assets	2,025		58	—		—	—	—	—	2,083

Assets at fair value	$4,106		$(396)$	7		$249	$(415)$	142	$(134)$	3,559

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(657	)$	1,751	$—		$—	$—	$—	$—	$1,094
Embedded derivatives on indexed products	(91)		7	—		—	—	—	—	(84)

Total future policy benefits and claims	$(748	)$	1,758	$—		$—	$—	$—	$—	$1,010
Derivative liabilities[3]	(5)		—	—		—	—	—	—	(5)

Liabilities at fair value	$(753	)$	1,758	$—		$—	$—	$—	$—	$1,005

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $(297) million for derivative assets and $1.8 billion for future policy benefits and claims.
[2]	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	65%-100%
Discount rate	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0%-4%[1]
Lapse	0%-10%
Index volatility	15%-25%

[1]	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion and $1.6 billion as of December 31, 2013 and 2012, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states, political subdivisions and foreign governments	73	2,047	—	2,120
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Other asset-backed securities	—	200	291	491

Total fixed maturity securities, available-for-sale, at fair value	$1,150	$29,464	$1,197	$31,811
Other investments at fair value	45	1,001	62	1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(657)	$(657)
Embedded derivatives on indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011		Net gains (losses)							Balance as of December 31, 2012
(in millions)			In operations[1]	In other comprehensive income	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$1,209		$2	$13	$69	$(187)$	40	$(374	)$	772
Other asset-backed securities	251		2	53	36	(61)	10	—		291
Other	131		—	11	2	(8)	1	(3)		134

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,591		4	77	107	(256)	51	(377)		1,197
Other investments at fair value	43		16	3	—	—	—	—		62
Derivative assets[3]	1,004		(353)	—	350	(179)	—	—		822
Separate account assets	1,952		73	—	—	—	—	—		2,025

Assets at fair value	$4,590		$(260)$	80	$457	$(435)$	51	$(377	)$	4,106

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(1,842	)$	1,185	$—	$—	$—	$—	$—		$(657)
Embedded derivatives on indexed products	(63)		(28)	—	—	—	—	—		(91)

Total future policy benefits and claims	$(1,905	)$	1,157	$—	$—	$—	$—	$—		$(748)
Derivative liabilities[3]	(6)		1	—	—	—	—	—		(5)

Liabilities at fair value	$(1,911	)$	1,158	$—	$—	$—	$—	$—		$(753)

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.
[2]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represented changes in the sources used to price certain securities and changes in the Company’s assumptions related to the observability of certain inputs.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2013				December 31, 2012
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$6,341	$6,481	$—	$6,481	$5,827	$5,988	$—	$5,988
Policy loans	$987	$987	$—	$987	$980	$980	$—	$980

Liabilities
Investment contracts	$21,874	$20,436	$—	$20,436	$20,123	$19,561	$—	$19,561
Short-term debt	$278	$278	$—	$278	$300	$300	$—	$300
Long-term debt	$707	$1,004	$997	$7	$1,038	$1,323	$1,282	$41

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair value for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2011[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200

[1]	The goodwill balances have not been previously impaired.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Liabilities:
Future policyholder benefits	$1,703	$1,732
Policyholder funds and accumulated dividends	141	142
Policyholder dividends payable	23	24
Policyholder dividend obligation	113	198
Other policy obligations and liabilities	29	32

Total liabilities	$2,009	$2,128

Assets:
Fixed maturity securities, available-for-sale	$1,320	$1,511
Mortgage loans, net of allowance	257	183
Policy loans	157	164
Other assets	93	77

Total assets	$1,827	$1,935

Excess of reported liabilities over assets	182	193

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(92)	$45
Adjustment to policyholder dividend obligation	92	(45)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$182	$193

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,320	$1,511
Amortized cost	1,235	1,334
Shadow policyholder dividend obligation	(85)	(177)

Net unrealized appreciation	$—	$—

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Revenues:
Premiums	$66	$73	$77
Net investment income	94	98	102
Realized investment gains (losses)	—	1	(3)
Realized losses credited to policyholder benefit obligation	(4)	(5)	(1)

Total revenues	$156	$167	$175

Benefits and expenses:
Policy and contract benefits	$123	$134	$145
Change in future policyholder benefits and interest credited to policyholder accounts	(29)	(27)	(35)
Policyholder dividends	44	50	55
Change in policyholder dividend obligation	3	(8)	(8)
Other expenses	(2)	1	1

Total benefits and expenses	$139	$150	$158

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$193	$204	$215
Change during period	(11)	(11)	(11)

End of period	$182	$193	$204

Cumulative closed block earnings from inception through December 31, 2013, 2012 and 2011 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $28 million, $21 million and $23 million as of December 31, 2013, 2012 and 2011, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
$600 million commercial paper program (0.24% and 0.29%, respectively)	$278	$300

Total short-term debt	$278	$300

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 28, 2014. The Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2013. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2013 and 2012.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2013 and 2012.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2013 and 2012.

The amount of interest paid on short-term debt was immaterial in 2013, 2012 and 2011.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, repaid June 2013	—	297
Other	7	41

Total long-term debt	$707	$1,038

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On December 31, 2010, Olentangy Reinsurance, LLC (Olentangy), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on this surplus note totaling $5 million and $10 million for the years ending December 31, 2013 and 2012, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2013, 2012 and 2011. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Current tax (benefit) expense	$(33)	$(144)	$55
Deferred tax expense (benefit)	346	243	(482)

Total tax expense (benefit)	$313	$99	$(427)

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2013		December 31, 2012		December 31, 2011[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$469	35%	$245	35%	$(297)	35%
Dividends received deduction	(112)	(8)%	(75)	(11)%	(99)	12%
Tax credits	(82)	(6)%	(85)	(12)%	(30)	3%
Other, net	38	2%	14	2%	(1)	—%

Total	$313	23%	$99	14%	$(427)	50%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax (liability) receivable was $(13) million and $61 million as of December 31, 2013 and 2012, respectively.

Total federal income taxes (refunded) paid were $(107) million, $(95) million and $121 million for the years ended December 31, 2013, 2012 and 2011, respectively.

During 2013 and 2011, the Company recorded a tax benefit of $13 million and $10 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As of December 31, 2013, the Company has gross federal net operating loss carryforwards of $797 million, which expire between 2027 and 2028. In addition, the Company has $222 million in low-income-housing credit carryforwards, which expire between 2024 and 2033, $90 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $40 million in foreign tax credit carryforwards which expire between 2019 and 2023. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Deferred tax assets:
Future policy benefits and claims	$1,244	$1,295
Derivatives, including embedded derivatives	—	94
Tax credit carryforwards	352	288
Other	845	478

Gross deferred tax assets	$2,441	$2,155

Valuation allowance	(17)	(18)

Net deferred tax assets	2,424	2,137

Deferred tax liabilities:
Deferred policy acquisition costs	$(1,048)	$(874)
Available-for-sale securities	(821)	(1,338)
Derivatives, including embedded derivatives	(600)	—
Other	(255)	(239)

Gross deferred tax liabilities	$(2,724)	$(2,451)

Net deferred tax liability	$(300)	$(314)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $17 million and $18 million as of December 31, 2013 and 2012, respectively. The change in the valuation allowance for the years ended December 31, 2013 and 2011 was $1 million and $6 million, respectively, while there was no change in the valuation allowance for the year ended December 31, 2012. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2013	2012	2011
Balance at beginning of period	$36	$76	$119
Additions for current year tax positions	2	(2)	9
Additions for prior years tax positions	—	25	—
Reductions for prior years tax positions	(2)	(63)	(52)

Balance at end of period	$36	$36	$76

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2013. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Statutory net income (loss)
NLIC	$262	$764	$18
NLAIC	$(103)	$(54)	$(61)

Statutory capital and surplus
NLIC	$3,550	$3,837	$3,591
NLAIC	$534	$311	$302

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2013 and 2011, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2014, NLIC has the ability to pay dividends to NFS totaling $355 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC and NSC totaling $277 million, $283 million and $241 million, respectively.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and $3.2 billion as of December 31, 2013 and 2012, respectively. Total revenues from these contracts were $137 million, $140 million and $148 million for the years ended December 31, 2013, 2012 and 2011, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million, $113 million and $122 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC of $16 million, $15 million and $14 million, respectively. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2013, 2012 and 2011 were $179 million, $161 million and $203 million, respectively, while benefits, claims and expenses ceded during these years were $178 million, $167 million and $212 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2013 and 2012, customer allocations to NFG funds totaled $53.2 billion and $45.0 billion, respectively. For the years ended December 31, 2013, 2012 and 2011, NFG paid the Company $163 million, $144 million and $129 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $228 million and $854 million as of December 31, 2013 and 2012, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $54 million for the years ended December 31, 2013 and 2012 and $64 million for the year ended December 31, 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2013 and 2012, the Company had notes receivable outstanding of $146 million and $126 million, respectively.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. The case is set for trial beginning August 11, 2014. NLIC continues to defend this lawsuit vigorously.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. The case is fully briefed. NRS continues to defend this case vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald C. Clark v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The lower court granted Nationwide’s motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide filed its memorandum in opposition to plaintiffs’ petition for jurisdiction to the Ohio Supreme Court on February 27, 2013. The Ohio Supreme Court denied plaintiffs’ petition for review of the decision of the Court of Appeals on April 24, 2013. Plaintiffs’ time to file a petition for writ of certiorari to the U.S. Supreme Court has expired, concluding this matter.

In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties are negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, which will be finalized by March 24, 2014.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Premiums
Direct	$1,015	$890	$832
Assumed from other companies	—	—	—
Ceded to other companies	(291)	(255)	(301)

Net	$724	$635	$531

Life, accident and health insurance in force
Direct	$228,095	$216,002	$209,732
Assumed from other companies	6	5	5
Ceded to other companies	(58,310)	(59,895)	(60,499)

Net	$169,791	$156,112	$149,238

Total amounts recoverable under reinsurance contracts totaled $675 million, $684 million and $704 million as of December 31, 2013, 2012 and 2011, respectively.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

Individual Products and Solutions-Annuity

The Individual Products & Solutions-Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions-Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans businesses. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business. The Retirement Plan segment also includes managed account services and stable value wrap products.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions-Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; fixed universal life insurance products; and indexed universal life products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions-Annuity segment and other revenues and expenses not allocated to other segments.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	791	791
Other revenues[2]	(109)	—	—	13	(96)

Total revenues	$1,874	$844	$1,553	$846	$5,117

Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	688	—	636	30	1,354
Policyholder dividends	—	—	61	(2)	59
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	303	151	284	184	922

Total benefits and expenses	$1,553	$622	$1,319	$282	$3,776

Income before federal income taxes and noncontrolling interests	$321	$222	$234	$564	$1,341

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(791)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$321	$222	$234	$(75)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	428	428
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,485	$481	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	589	43	1,227
Policyholder dividends	—	—	57	(3)	54
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	285	163	250	165	863

Total benefits and expenses	$1,440	$634	$1,245	$438	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$240	$43	$699

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(428)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$240	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	272	25	531
Net investment income	527	715	531	71	1,844
Non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	(1,613)	(1,613)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,432	$(1,518)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	577	9	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Other expenses, net of deferrals	269	166	235	160	830

Total benefits and expenses	$1,199	$618	$1,152	$88	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$280	$(1,606)	$(849)

Less: non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	1,613
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$280	$(52)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2013 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$561	$561
Obligations of states, political subdivisions and foreign governments	1,892	1,963	1,963
Public utilities	2,616	2,759	2,759
All other corporate, mortgage-backed and asset-backed securities	26,010	26,966	26,966

Total fixed maturity securities, available-for-sale	$31,002	$32,249	$32,249

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$14	$14
Nonredeemable preferred stocks	—	10	10

Total equity securities, available-for-sale	$6	$24	$24

Trading assets	30	31	31
Mortgage loans, net of allowance	6,376		6,341	[1]
Policy loans	987		987
Other investments	712		712
Short-term investments	411		411

Total investments	$39,524		$40,755

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2013
IPS - Annuity	$546	$1,065	$185	$303
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	910	125	284
Corporate and Other	16	32	66	184

Total	$1,849	$2,480	$374	$922

2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	The 2011 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013

Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—

Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012

Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance[1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

61

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

62

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on November 12, 2009 with Pre-Effective Amendment No. 1 (SEC File No. 333-160635) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on November 12, 2009 with Pre-Effective Amendment No. 1 (SEC File No. 333-160635) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document " frankfpa99h8.htm".
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm".
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(11)	Fund Participation Agreement with T. Rowe Price Investment Services, Inc. dated October 1, 2002, under document "trowefpa99h15.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm".
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".
(15)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm".
(16)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm".
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation and Van Eck Securities Corporation, as amended, dated September 1, 1989 as document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(18)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm".

The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit (26)(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with Huntington Asset Advisors, Inc. dated August 13, 2010, as document "Huntingtonfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(20)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998, as document "goldmansachsfpa.htm".
(21)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
(22)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(23)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously on July 17, 2009 with Initial Filing (SEC File No. 333-160635) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 33,638 and 18,239 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 22, 2014.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 22, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact